UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

PowerShares Global Agriculture Portfolio (PAGG)

PowerShares Global Clean Energy Portfolio (PBD)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

PowerShares Global Water Portfolio (PIO)

PowerShares MENA Frontier Countries Portfolio (PMNA)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

Fees and Expenses	2
International Portfolios
Schedules of Investments
PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	4
PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	6
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	9
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	11
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	14
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	26
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	43
PowerShares Global Agriculture Portfolio (PAGG)	48
PowerShares Global Clean Energy Portfolio (PBD)	50
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	53
PowerShares Global Water Portfolio (PIO)	55
PowerShares MENA Frontier Countries Portfolio (PMNA)	57
PowerShares S&P International Developed High Quality Portfolio (IDHQ)	58
Statements of Assets and Liabilities	64
Statements of Operations	68
Statements of Changes in Net Assets	72
Financial Highlights	78
Notes to Financial Statements	85
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	99

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ) Actual	$1,000.00	$1,139.46	0.82%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	0.82%	$4.11
PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE) Actual	$1,000.00	$1,198.69	0.90%	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
PowerShares Emerging Markets Infrastructure Portfolio (PXR) Actual	$1,000.00	$1,021.09	0.76%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81

2

Fees and Expenses (Continued)

	Beginning Account Value Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) Actual	$1,000.00	$1,117.34	0.52%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) Actual	$1,000.00	$1,151.25	0.52%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) Actual	$1,000.00	$1,153.60	0.54%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) Actual	$1,000.00	$1,032.25	0.53%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
PowerShares Global Agriculture Portfolio (PAGG) Actual	$1,000.00	$1,068.44	0.76%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
PowerShares Global Clean Energy Portfolio (PBD) Actual	$1,000.00	$1,253.48	0.88%	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	0.88%	$4.41
PowerShares Global Gold and Precious Metals Portfolio (PSAU) Actual	$1,000.00	$613.72	0.75%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Water Portfolio (PIO) Actual	$1,000.00	$1,149.20	0.90%	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
PowerShares MENA Frontier Countries Portfolio (PMNA) Actual	$1,000.00	$1,021.10	0.70%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares S&P International Developed High Quality Portfolio (IDHQ) Actual	$1,000.00	$1,140.17	0.69%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

3

Portfolio Composition

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Consumer Discretionary	25.7
Financials	16.6
Industrials	15.5
Health Care	11.0
Energy	8.1
Materials	8.1
Information Technology	6.7
Consumer Staples	5.8
Telecommunication Services	2.4
Other assets less liabilities	0.1

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—9.9%
456,169	Adelaide Brighton Ltd.	$1,609,989
80,819	Caltex Australia Ltd.	1,807,080
110,087	Coca-Cola Amatil Ltd.	1,730,135
182,960	Computershare Ltd.	1,885,921
90,175	CSL Ltd.	5,893,442
493,932	Goodman Group REIT	2,671,302
417,199	GPT Group REIT	1,775,601
99,165	Ramsay Health Care Ltd.	3,292,993
202,750	Seek Ltd.	2,352,994
48,285	Woolworths Ltd.	1,824,950
		24,844,407
	Belgium—0.9%
23,500	Anheuser-Busch InBev NV	2,238,479
	Canada—4.4%
44,010	Keyera Corp.	2,753,442
52,978	Methanex Corp.	2,249,004
57,334	Valeant Pharmaceuticals International, Inc.(a)	4,360,542
30,946	Vermilion Energy, Inc.	1,590,603
		10,953,591
	Denmark—2.9%
44,274	Coloplast A/S, Class B	2,411,408
17,952	Novo Nordisk A/S, Class B	3,152,342
68,819	Topdanmark A/S(a)	1,767,039
		7,330,789
	Finland—0.7%
41,057	Sampo Oyj, Class A	1,640,126
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—5.9%
24,782	Arkema SA	$2,324,328
14,039	Essilor International SA	1,581,411
16,955	Iliad SA	3,880,563
8,187	PPR	1,803,095
13,378	Remy Cointreau SA	1,559,337
38,917	Safran SA	1,913,282
14,063	Zodiac Aerospace	1,764,515
		14,826,531
	Germany—9.4%
20,854	Continental AG	2,478,852
83,220	Freenet AG	2,074,754
27,217	Fuchs Petrolub AG	2,076,543
89,423	Gerry Weber International AG	3,926,503
19,312	MTU Aero Engines Holding AG	1,829,114
180,670	ProSiebenSat.1 Media AG (Preference)	6,926,721
9,730	Volkswagen AG (Preference)	1,974,235
92,726	Wirecard AG	2,490,232
		23,776,954
	Hong Kong—2.6%
1,486,000	Galaxy Entertainment Group Ltd.(a)	6,653,931
	Japan—6.8%
70,600	Century Tokyo Leasing Corp.	2,082,994
152,000	Fuji Heavy Industries Ltd.	2,871,163
160,000	Hino Motors Ltd.	2,442,460
318,000	Isuzu Motors Ltd.	2,118,694
33,900	Miraca Holdings, Inc.	1,691,346
72,000	Olympus Corp.(a)	1,807,207

See Notes to Financial Statements.

4

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,998	Oriental Land Co. Ltd.	$2,102,951
105,200	Park24 Co. Ltd.	2,122,143
		17,238,958
	Netherlands—0.9%
28,668	ASML Holding NV	2,133,578
	Norway—2.4%
103,254	Petroleum Geo-Services ASA	1,513,733
42,930	Schibsted ASA	1,867,965
76,733	TGS Nopec Geophysical Co. ASA	2,752,341
		6,134,039
	Singapore—12.2%
8,692,000	Asiasons Capital Ltd.(a)	6,633,768
1,238,000	Capitaretail China Trust REIT	1,693,687
3,623,000	Ezion Holdings Ltd.	6,000,828
1,951,000	Fortune REIT	1,810,066
979,000	Frasers Centrepoint Trust REIT	1,788,455
6,399,000	Interra Resources Ltd.(a)	2,467,848
64,000	Jardine Cycle & Carriage Ltd.	2,530,589
47,400	Keppel REIT	58,112
244,000	Keppel Corp. Ltd.	2,121,739
590,000	Keppel Land Ltd.	1,944,871
1,713,000	Mapletree Logistics Trust REIT	1,821,971
325,000	UOL Group Ltd.	1,881,419
		30,753,353
	Spain—1.6%
42,070	Grifols SA(a)	1,690,021
17,815	Industria de Diseno Textil SA (Inditex)	2,396,879
		4,086,900
	Sweden—4.4%
38,870	Assa Abloy AB, Class B	1,549,840
170,953	Boliden AB	2,709,620
117,312	Hexagon AB, Class B	3,354,542
144,312	Swedbank AB, Class A	3,555,883
		11,169,885
	Switzerland—7.9%
2,551	Barry Callebaut AG	2,493,469
36,473	Cie Financiere Richemont SA	2,948,622
5,887	EMS-Chemie Holding AG	1,703,139
7,372	Geberit AG	1,802,230
6,466	Partners Group Holding AG	1,660,090
10,933	Schindler Holding AG	1,601,788
789	SGS SA	1,908,481
16,134	Sonova Holding AG	1,757,641
15,609	Swatch Group AG (The)	1,569,386
5,834	Syngenta AG	2,495,755
		19,940,601
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—27.0%
262,502	Aberdeen Asset Management PLC	$1,833,201
337,654	ARM Holdings PLC	5,234,229
251,384	Ashtead Group PLC	2,298,619
197,111	Babcock International Group PLC	3,282,586
1,578,132	Booker Group PLC	2,922,885
142,727	Compass Group PLC	1,881,529
78,922	Croda International PLC	3,043,833
521,389	GKN PLC	2,229,975
212,587	Hargreaves Lansdown PLC	3,240,877
99,468	IMI PLC	1,918,122
392,976	Inchcape PLC	3,064,257
43,747	Intertek Group PLC	2,252,347
1,141,172	ITV PLC	2,236,137
140,256	John Wood Group PLC	1,691,783
821,242	Legal & General Group PLC	2,166,518
158,806	Mondi PLC	2,104,617
31,864	Next PLC	2,161,766
615,942	Old Mutual PLC	1,965,238
142,538	Rightmove PLC	4,261,667
151,427	Rolls-Royce Holdings PLC	2,663,197
18,019,813	Rolls-Royce Holdings PLC (Preference)	28,046
35,374	SABMiller PLC	1,909,622
54,899	Spectris PLC	1,802,886
683,408	Sports Direct International PLC(a)	4,958,768
1,286,673	Taylor Wimpey PLC	1,862,398
113,964	Travis Perkins PLC	2,543,538
76,516	Weir Group PLC (The)	2,624,734
		68,183,375
	Total Investments (Cost $223,797,614)—99.9%	251,905,497
	Other assets less liabilities—0.1%	254,242
	Net Assets—100.0%	$252,159,739

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Industrials	21.8
Consumer Discretionary	19.0
Financials	16.5
Consumer Staples	15.5
Materials	11.3
Health Care	6.7
Information Technology	4.4
Energy	3.2
Utilities	1.4
Money Market Fund	0.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—4.0%
77,105	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$4,283,954
118,405	Cia de Bebidas DAS Americas ADR	4,975,378
245,726	Cosan Ltd., Class A	5,098,815
192,636	Ultrapar Participacoes SA ADR	5,137,602
		19,495,749
	Cayman Islands—1.6%
694,187	Himax Technologies, Inc. ADR	3,818,028
65,932	NetEase, Inc. ADR(a)	3,717,906
		7,535,934
	Chile—2.1%
41,638	Administradora de Fondos de Pensiones Provida SA ADR	4,330,352
115,542	Sociedad Quimica y Minera de Chile SA ADR	5,718,174
		10,048,526
	China—5.9%
3,082,500	Great Wall Motor Co. Ltd., H-Shares	13,365,735
1,294,000	Guangzhou Pharmaceutical Co. Ltd., H-Shares	4,235,188
6,190,000	Huadian Power International Co., H-Shares(a)	3,397,856
1,132,000	Tong Ren Tang Technologies Co. Ltd., H-Shares	3,763,317
1,429,000	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	3,949,701
		28,711,797
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	India—0.8%
150,916	Tata Motors Ltd. ADR	$4,156,227
	Indonesia—15.2%
9,128,500	PT AKR Corporindo Tbk	4,835,359
79,898,500	PT Alam Sutera Realty Tbk	8,628,791
1,636,500	PT Bank Central Asia Tbk	1,809,450
2,942,500	PT Bank Mandiri Persero Tbk	3,177,809
2,860,000	PT Bank Rakyat Indonesia (Persero) Tbk	2,765,132
57,620,000	PT Bhakti Investama Tbk	2,903,965
17,726,500	PT Charoen Pokphand Indonesia Tbk	9,207,388
19,177,000	PT Global Mediacom Tbk	4,290,046
10,190,500	PT Holcim Indonesia Tbk	3,825,696
1,173,636	PT Indocement Tunggal Prakarsa Tbk	3,186,834
52,041,500	PT Kalbe Farma Tbk	7,440,235
21,523,500	PT Media Nusantara Citra Tbk	6,918,070
9,737,500	PT Mitra Adiperkasa Tbk	8,262,728
1,925,500	PT Semen Indonesia (Persero) Tbk	3,644,042
10,516,000	PT Wijaya Karya Persero Tbk	2,595,876
		73,491,421
	Malaysia—3.5%
2,709,200	BIMB Holdings Bhd	3,125,486
4,743,800	Dialog Group Bhd	3,695,253
931,700	Lafarge Malayan Cement Bhd	3,037,786
4,523,600	Malaysia Building Society	4,088,710
3,493,100	UEM Land Holdings Bhd(a)	2,881,736
		16,828,971

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Mexico—11.9%
3,899,300	Alfa SAB de CV, Class A	$9,042,106
1,221,600	Bolsa Mexicana de Valores SAB de CV	3,334,212
2,997,696	Cemex SAB de CV, Series CPO(a)	3,378,283
282,800	Coca-Cola Femsa SAB de CV, Series L	4,563,286
2,656,052	Controladora Comercial Mexicana SAB de CV	10,205,501
359,608	Fomento Economico Mexicano SAB de CV	4,073,345
227,300	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,817,738
615,400	Grupo Carso SAB de CV, Series A1	3,503,597
993,700	Grupo Mexico SAB de CV, Series B	3,563,117
320,600	Industrias CH SAB de CV, Series B(a)	2,579,758
80,010	Industrias Penoles SAB de CV	3,356,292
801,800	Kimberly-Clark de Mexico SAB de CV, Class A	2,804,447
830,800	Mexichem SAB de CV	4,233,071
		57,454,753
	Panama—0.9%
36,131	Copa Holdings SA, Class A	4,537,331
	Philippines—8.0%
1,371,530	First Philippine Holdings Corp.	3,565,445
2,411,770	International Container Terminal Services, Inc.	5,390,739
1,215,570	Metropolitan Bank & Trust	3,676,833
7,037,200	Robinsons Land Corp.	4,393,976
1,527,430	Security Bank Corp.	7,318,008
138,900	SM Investments Corp.	3,863,958
3,702,320	Universal Robina Corp.	10,694,991
		38,903,950
	South Africa—6.7%
275,932	Aspen Pharmacare Holdings Ltd.	5,987,169
1,716,342	Coronation Fund Managers Ltd.	10,260,906
983,397	EOH Holdings Ltd.	5,413,807
296,957	Invicta Holdings Ltd.	3,239,868
481,309	Mediclinic International Ltd.	3,485,611
494,824	Woolworths Holdings Ltd.	3,852,867
		32,240,228
	South Korea—9.9%
30,146	CJ Corp.	3,955,414
145,260	Daesang Corp.	5,605,693
284,530	Daou Technology, Inc.	5,180,084
19,777	Hanmi Pharm Co. Ltd.(a)	2,918,154
51,413	Hyundai Motor Co. (Preference)	3,874,765
5,127	LG Household & Health Care Ltd.	2,881,697
7,353	Lotte Food Co. Ltd.	5,875,456
5,642	Orion Corp.	5,968,337
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,922	Young Poong Corp.	$4,245,165
103,099	Youngone Holdings Co. Ltd.	7,358,196
		47,862,961
	Taiwan—3.8%
431,000	Hotai Motor Co. Ltd.	3,848,214
936,000	Yulon Nissan Motor Co. Ltd.	9,118,325
2,206,000	Yungtay Engineering Co. Ltd.	5,269,822
		18,236,361
	Thailand—14.7%
802,600	Airports of Thailand PCL	3,951,472
7,824,900	Asian Property Development PCL	2,506,101
2,186,900	Bangchak Petroleum PCL	2,701,026
814,519	Bangkok Dusit Medical Services PCL	4,690,075
1,025,800	Central Pattana PCL	3,495,060
4,225,400	Gunkul Engineering PCL	3,815,097
17,512,303	Home Product Center PCL	8,950,070
8,478,800	Italian-Thai Development PCL(a)	2,426,641
3,791,400	Krung Thai Bank PCL	3,203,636
14,003,700	Quality Houses PCL	2,013,479
2,430,800	Robinson Department Store PCL	6,604,985
3,053,700	Samart Corp. PCL	2,913,240
24,277,000	SC Asset Corp. PCL	6,451,809
9,119,500	Sino Thai Engineering & Construction PCL	8,700,034
1,216,900	Tisco Financial Group PCL	2,280,392
3,293,500	Toyo-Thai Corp. PCL	6,171,806
		70,874,923
	Turkey—10.8%
1,424,239	Aksa Akrilik Kimya Sanayii	4,193,025
1,596,060	Aselsan Elektronik Sanayi Ve Ticaret AS	9,477,844
74,291	BIM Birlesik Magazalar AS	3,810,963
292,679	Ford Otomotiv Sanayi AS	4,063,513
3,186,489	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D	3,589,009
39,689	Konya Cimento Sanayii AS	7,502,061
1,023,752	Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,545,894
93,699	Tupras Turkiye Petrol Rafinerileri AS	2,612,256
755,156	Turk Hava Yollari AO(a)	3,141,132
297,115	Turk Traktor VE Ziraat Makineleri AS	11,223,921
		52,159,618
	Total Common Stocks and Other Equity Interests (Cost $407,749,240)	482,538,750

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Rights—0.0%
	Thailand—0.0%
121,690	Tisco Financial Group PCL, expiring 07/25/13(a) (Cost $0)	$128,531
	Money Market Fund—0.1%
310,379	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $310,379)	310,379
	Total Investments (Cost $408,059,619)—99.9%	482,977,660
	Other assets less liabilities—0.1%	274,639
	Net Assets—100.0%	$483,252,299

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Industrials	51.0
Materials	44.1
Money Market Fund	3.0
Financials	2.0
Utilities	1.1
Consumer Discretionary	0.9
Telecommunication Services	0.7
Other assets less liabilities	(2.8)

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.6%
29,826	Leighton Holdings Ltd.	$618,908
	Brazil—8.8%
138,317	Cia Siderurgica Nacional SA ADR(a)	553,268
163,085	Gerdau SA ADR	1,280,217
103,700	Iochpe-Maxion SA	1,259,233
320,800	Magnesita Refratarios SA	1,159,982
216,900	MMX Mineracao e Metalicos SA(b)	254,921
264,000	Paranapanema SA(b)	765,792
187,028	Vale SA ADR	3,196,309
39,100	WEG SA	514,880
		8,984,602
	Cayman Islands—0.9%
4,819,492	Lonking Holdings Ltd.	912,900
	Chile—4.0%
542,980	Besalco SA	973,103
60,978	CAP SA	1,920,516
637,453	Salfacorp SA	1,189,732
		4,083,351
	China—18.5%
1,911,327	Angang Steel Co. Ltd., H-Shares(b)	1,125,527
997,187	Anhui Conch Cement Co. Ltd., H-Shares	3,610,669
2,057,550	BBMG Corp. H-Shares	1,651,746
808,000	China Communications Construction Co. Ltd., H-Shares	773,579
613,000	China Machinery Engineering Corp., H-Shares(b)	445,496
2,306,999	China Molybdenum Co. Ltd., H-Shares	891,812
526,000	China National Building Material Co. Ltd., H-Shares	620,849
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,422,477	China Railway Construction Corp. Ltd., H-Shares	$1,435,198
3,166,088	China Railway Group Ltd., H-Shares	1,668,595
598,304	Dongfang Electric Corp. Ltd., H-Shares	840,336
707,958	First Tractor Co. Ltd., H-Shares(b)	527,278
557,414	Harbin Electric Co. Ltd., H-Shares	427,366
2,872,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(b)	825,295
1,147,516	Jiangxi Copper Co. Ltd., H-Shares	2,223,880
4,799,000	Metallurgical Corp. of China Ltd., H-Shares(b)	977,040
2,330,454	Shanghai Electric Group Co. Ltd., H-Shares	816,797
		18,861,463
	Egypt—0.5%
16,391	Orascom Construction Industries(b)	551,776
	France—1.7%
38,884	Alstom SA	1,597,407
11,885	Areva SA(b)	180,118
		1,777,525
	India—1.9%
26,925	Larsen & Toubro Ltd. GDR	759,285
54,884	Mahindra & Mahindra Ltd. GDR	935,223
36,794	Sterlite Industries (India) Ltd. ADR(b)	266,021
		1,960,529
	Indonesia—6.4%
2,755,131	PT Aneka Tambang (Persero) Tbk	391,060
1,201,351	PT Holcim Indonesia Tbk	451,009
329,136	PT Indocement Tunggal Prakarsa Tbk	893,720
530,237	PT Semen Indonesia (Persero) Tbk	1,003,483

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,473,000	PT Surya Semesta Internusa Tbk	$1,214,434
1,266,500	PT Tower Bersama Infrastructure Tbk(b)	735,996
272,000	PT United Tractors Tbk	496,580
1,721,997	PT Vale Indonesia Tbk	504,777
3,630,500	PT Wijaya Karya Persero Tbk	896,189
		6,587,248
	Malaysia—6.6%
2,479,259	Dialog Group Bhd	1,931,255
1,084,484	Gamuda Bhd	1,450,731
810,307	IJM Corp. Bhd	1,451,495
238,424	Lafarge Malayan Cement Bhd	777,376
330,082	Malaysia Marine and Heavy Engineering Holdings Bhd	413,348
931,680	WCT Bhd	734,933
		6,759,138
	Mexico—6.9%
206,524	Cemex SAB de CV ADR(b)	2,323,395
1,005,887	Empresas ICA SAB de CV(b)	2,763,653
86,100	Grupo Carso SAB de CV, Series A1	490,185
160,900	Promotora y Operadora de Infraestructura SAB de CV(b)	1,433,813
		7,011,046
	Philippines—1.2%
8,595,400	Metro Pacific Investments Corp.	1,271,768
	Russia—3.8%
178,562	LSR Group OJSC GDR	776,745
49,657	Magnitogorsk Iron & Steel Works GDR	149,468
113,369	Mechel ADR(a)	462,545
128,910	MMC Norilsk Nickel OJSC ADR	1,974,901
12,028	Novolipetsk Steel OJSC GDR	199,665
32,095	Severstal GDR	271,363
		3,834,687
	Singapore—2.3%
988,251	Hyflux Ltd.	1,099,260
1,693,000	Midas Holdings Ltd.	680,417
149,000	SembCorp Marine Ltd.	521,406
		2,301,083
	South Africa—9.5%
80,025	African Rainbow Minerals Ltd.	1,575,840
24,195	Assore Ltd.	786,532
267,035	Aveng Ltd.	876,996
659,241	Murray & Roberts Holdings Ltd.(b)	1,612,434
466,001	PPC Ltd.	1,702,161
133,888	Reunert Ltd.	1,162,487
116,468	Wilson Bayly Holmes-Ovcon Ltd.	2,003,285
		9,719,735
	Sweden—3.1%
118,263	Atlas Copco AB, Class A(a)	3,116,824
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Switzerland—3.5%
154,987	ABB Ltd.(b)	$3,524,418
	Taiwan—13.6%
1,870,337	Asia Cement Corp.	2,373,412
2,415,200	BES Engineering Corp.	684,983
2,179,661	China Steel Corp.	1,920,276
1,039,959	CTCI Corp.	2,079,072
2,272,360	Goldsun Development & Construction Co. Ltd.	904,725
117,000	King Slide Works Co. Ltd.	931,655
2,658,573	Taiwan Cement Corp.	3,531,312
1,489,076	Tung Ho Steel Enterprise Corp.	1,453,151
		13,878,586
	Turkey—1.2%
319,934	Tekfen Holding AS	1,241,596
	United Kingdom—0.2%
67,165	Evraz PLC	162,030
	United States—4.6%
39,584	Caterpillar, Inc.	3,351,577
20,327	Pall Corp.	1,356,014
		4,707,591
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $106,576,009)—99.8%	101,866,804
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—3.0%
3,079,955	Invesco Liquid Assets Portfolio—Institutional Class (Cost $3,079,955)(c)(d)	3,079,955
	Total Investments (Cost $109,655,964)—102.8%	104,946,759
	Liabilities in excess of other assets—(2.8)%	(2,828,271)
	Net Assets—100.0%	$102,118,488

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2013.

(b)  Non-income producing security.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	46.3
Industrials	12.0
Materials	9.9
Consumer Discretionary	7.3
Information Technology	6.3
Consumer Staples	6.0
Telecommunication Services	4.2
Energy	3.7
Utilities	3.1
Health Care	1.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—50.6%
18,763	AGL Energy Ltd.	$309,099
41,428	Amcor Ltd.	425,313
103,394	AMP Ltd.	579,572
18,244	APA Group	123,288
171,724	Arrium Ltd.	151,519
34,695	Asciano Ltd.	194,482
4,173	ASX Ltd.	162,918
45,178	Aurizon Holdings Ltd.	194,623
91,556	Australia & New Zealand Banking Group Ltd.	3,026,063
14,474	Bank of Queensland Ltd.	150,698
19,297	Bendigo & Adelaide Bank Ltd.	221,546
99,740	BHP Billiton Ltd.	3,385,597
64,942	BlueScope Steel Ltd.(a)	333,694
38,245	Boral Ltd.	198,501
38,201	Brambles Ltd.	345,788
8,986	Caltex Australia Ltd.	200,923
69,653	CFS Retail Property Trust Group REIT	159,067
13,971	Coca-Cola Amatil Ltd.	219,569
45,538	Commonwealth Bank of Australia	3,472,034
10,763	Computershare Ltd.	110,943
9,910	Crown Ltd.	132,703
5,586	CSL Ltd.	365,076
61,725	CSR Ltd.	130,069
37,663	David Jones Ltd.	116,506
185,611	Dexus Property Group REIT	222,538
25,426	Downer EDI Ltd.	129,592
59,073	DUET Group	150,849
31,670	Echo Entertainment Group Ltd.	119,008
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
286,748	Fairfax Media Ltd.	$193,478
159,419	Goodman Fielder Ltd.(a)	128,251
36,736	Goodman Group REIT	198,677
52,446	GPT Group REIT	223,210
656,750	GPT Group-In Specie REIT(a)	0
67,599	Incitec Pivot Ltd.	202,795
64,574	Insurance Australia Group Ltd.	390,121
8,007	Leighton Holdings Ltd.	166,150
25,463	Lend Lease Group	284,935
18,811	Macquarie Group Ltd.	765,253
63,021	Metcash Ltd.	267,563
150,616	Mirvac Group REIT	276,734
97,659	National Australia Bank Ltd.	3,446,747
19,544	Newcrest Mining Ltd.	341,035
12,218	Orica Ltd.	289,804
44,957	Origin Energy Ltd.	574,945
21,202	OZ Minerals Ltd.	94,638
146,569	Qantas Airways Ltd.(a)	289,077
68,901	QBE Insurance Group Ltd.	956,258
15,396	Rio Tinto Ltd.	891,785
29,021	Santos Ltd.	372,047
16,110	Sims Metal Management Ltd.	161,544
13,378	Sonic Healthcare Ltd.	184,142
125,825	Stockland REIT	505,471
85,263	Suncorp Group Ltd.	1,148,824
52,131	Sydney Airport	187,236
84,792	TABCORP Holdings Ltd.	303,663
74,490	Tatts Group Ltd.	252,851
216,258	Telstra Corp. Ltd.	1,117,943
35,990	Toll Holdings Ltd.	212,949

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,857	Transurban Group	$232,611
21,107	Treasury Wine Estates Ltd.	127,955
11,596	UGL Ltd.	121,094
35,018	Wesfarmers Ltd.	1,576,518
5,402	Wesfarmers Ltd. PPS	244,096
79,177	Westfield Group REIT	957,510
73,551	Westfield Retail Trust REIT	251,954
96,009	Westpac Banking Corp.	3,368,580
15,754	Woodside Petroleum Ltd.	614,235
39,419	Woolworths Ltd.	1,489,856
6,551	WorleyParsons Ltd.	154,842
		38,898,955
	Hong Kong—14.4%
197,600	AIA Group Ltd.	877,164
39,262	Bank of East Asia Ltd. (The)	161,387
115,432	BOC Hong Kong (Holdings) Ltd.	397,139
67,904	Cathay Pacific Airways Ltd.	119,348
44,673	Cheung Kong (Holdings) Ltd.	672,346
59,345	CLP Holdings Ltd.	523,052
252,079	Esprit Holdings Ltd.	353,403
82,000	First Pacific Co. Ltd.	113,481
24,799	Hang Lung Group Ltd.	146,034
56,427	Hang Lung Properties Ltd.	219,583
26,560	Hang Seng Bank Ltd.	444,230
34,580	Henderson Land Development Co. Ltd.	250,418
72,360	Hong Kong & China Gas Co. Ltd.	217,716
10,100	Hong Kong Exchanges & Clearing Ltd.	169,969
44,000	Hongkong Land Holdings Ltd.	319,440
107,948	Hutchison Whampoa Ltd.	1,172,592
6,441	Jardine Matheson Holdings Ltd.	418,214
5,000	Jardine Strategic Holdings Ltd.	195,000
24,390	Kerry Properties Ltd.	110,312
255,334	Li & Fung Ltd.	330,329
51,500	Link (The) REIT	291,656
37,694	MTR Corp. Ltd.	155,427
138,602	New World Development Co. Ltd.	241,820
454,049	Noble Group Ltd.	414,732
19,439	Orient Overseas International Ltd.	115,473
271,029	PCCW Ltd.	137,949
29,184	Power Assets Holdings Ltd.	285,048
99,684	Sino Land Co. Ltd.	163,901
50,888	Sun Hung Kai Properties Ltd.	735,721
36,020	Swire Pacific Ltd., Class A	457,873
34,000	Swire Properties Ltd.	121,357
44,236	Wharf Holdings Ltd. (The)	394,730
33,000	Wheelock & Co. Ltd.	183,697
39,736	Yue Yuen Industrial (Holdings) Ltd.	137,478
		11,048,019
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—0.5%
28,882	Fletcher Building Ltd.	$219,023
73,698	Telecom Corp. of New Zealand Ltd.	164,693
		383,716
	Singapore—6.9%
76,000	CapitaLand Ltd.	230,780
64,000	CapitaMall Trust REIT	120,554
16,000	City Developments Ltd.	146,275
76,000	ComfortDelGro Corp. Ltd.	122,486
64,000	DBS Group Holdings Ltd.	870,897
275,000	Golden Agri-Resources Ltd.	118,337
4,000	Jardine Cycle & Carriage Ltd.	158,162
9,000	Keppel REIT	11,034
45,000	Keppel Corp. Ltd.	391,304
76,000	Oversea-Chinese Banking Corp. Ltd.	669,508
35,000	SembCorp Industries Ltd.	141,802
17,000	Singapore Airlines Ltd.	153,209
61,000	Singapore Press Holdings Ltd.	220,891
34,000	Singapore Technologies Engineering Ltd.	121,463
265,000	Singapore Telecommunications Ltd.	845,573
42,000	United Overseas Bank Ltd.	728,048
99,000	Wilmar International Ltd.	267,665
		5,317,988
	South Korea—27.5%
11,180	BS Financial Group, Inc.	147,199
1,572	Cheil Industries, Inc.	135,461
908	CJ Corp.	119,137
1,744	Daelim Industrial Co. Ltd.	121,936
5,540	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	133,055
3,093	Dongbu Insurance Co. Ltd.	124,838
9,700	Dongkuk Steel Mill Co. Ltd.	101,289
1,064	Doosan Corp.	118,834
3,197	Doosan Heavy Industries & Construction Co. Ltd.	118,875
870	E-Mart Co. Ltd.	169,845
2,621	GS Engineering & Construction Corp.	71,992
4,174	GS Holdings	206,180
14,733	Hana Financial Group, Inc.	470,899
11,000	Hanjin Shipping Co. Ltd.(a)	82,303
6,339	Hankook Tire Worldwide Co. Ltd.	115,118
3,867	Hanwha Corp.	109,553
2,725	Hyosung Corp.	137,079
2,484	Hyundai Engineering & Construction Co. Ltd.	130,369
3,166	Hyundai Heavy Industries Co. Ltd.	577,832
4,140	Hyundai Marine & Fire Insurance Co. Ltd.	116,535
1,467	Hyundai MOBIS	333,016
7,312	Hyundai Motor Co.	1,324,565
3,133	Hyundai Steel Co.	216,775

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,450	Industrial Bank of Korea	$142,441
20,918	KB Financial Group, Inc.	683,781
9,306	Kia Motors Corp.	463,061
21,050	Korea Electric Power Corp.(a)	604,951
2,307	Korea Gas Corp.	148,102
3,271	Korean Air Lines Co. Ltd.(a)	104,845
7,150	KT Corp.	234,048
4,430	KT&G Corp.	318,986
1,473	LG Chem Ltd.	347,753
9,226	LG Corp.	549,556
16,320	LG Display Co. Ltd.(a)	443,825
10,779	LG Electronics, Inc.	862,281
4,348	LG International Corp.	140,156
19,570	LG Uplus Corp.(a)	184,807
567	Lotte Chemical Corp.	83,662
543	Lotte Shopping Co. Ltd.	202,645
1,477	LS Corp.	108,632
825	OCI Co. Ltd.	106,000
5,178	POSCO	1,476,339
5,789	Samsung C&T Corp.	310,134
1,602	Samsung Electro-Mechanics Co. Ltd.	143,282
2,543	Samsung Electronics Co. Ltd.	3,509,816
1,546	Samsung Fire & Marine Insurance Co. Ltd.	317,960
7,260	Samsung Heavy Industries Co. Ltd.	231,057
4,036	Samsung Life Insurance Co. Ltd.	397,626
1,233	Samsung SDI Co. Ltd.	143,867
24,839	Shinhan Financial Group Co. Ltd.	859,317
612	Shinsegae Co. Ltd.	131,425
1,368	SK C&C Co. Ltd.	114,776
4,094	SK Holdings Co. Ltd.	589,212
14,060	SK Hynix, Inc.(a)	381,725
4,035	SK Innovation Co. Ltd.	549,578
2,895	SK Telecom Co. Ltd.	508,656
2,693	S-Oil Corp.	216,408
31,210	Woori Finance Holdings Co. Ltd.	337,237
		21,130,632
	Total Investments (Cost $65,669,739)—99.9%	76,779,310
	Other assets less liabilities—0.1%	54,266
	Net Assets—100.0%	$76,833,576

Investment Abbreviations:

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	27.3
Industrials	11.9
Energy	11.0
Consumer Discretionary	10.1
Materials	7.8
Consumer Staples	7.6
Telecommunication Services	7.5
Utilities	6.5
Health Care	5.6
Money Market Fund	4.5
Information Technology	4.4
Liabilities in excess of other assets	(4.2)

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Australia—5.7%
14,758	AGL Energy Ltd.	$243,121
32,585	Amcor Ltd.	334,528
81,324	AMP Ltd.	455,859
14,350	APA Group	96,973
143,539	Arrium Ltd.	126,651
28,989	Asciano Ltd.	162,497
3,251	ASX Ltd.	126,922
35,535	Aurizon Holdings Ltd.	153,081
72,340	Australia & New Zealand Banking Group Ltd.	2,390,946
11,385	Bank of Queensland Ltd.	118,537
15,783	Bendigo & Adelaide Bank Ltd.	181,202
78,533	BHP Billiton Ltd.	2,665,742
51,080	BlueScope Steel Ltd.(a)	262,467
31,199	Boral Ltd.	161,931
31,859	Brambles Ltd.	288,381
7,068	Caltex Australia Ltd.	158,038
56,004	CFS Retail Property Trust Group REIT	127,897
11,554	Coca-Cola Amatil Ltd.	181,583
35,924	Commonwealth Bank of Australia	2,739,016
8,466	Computershare Ltd.	87,266
7,795	Crown Ltd.	104,382
4,394	CSL Ltd.	287,173
50,116	CSR Ltd.	105,606
29,623	David Jones Ltd.	91,635
150,134	Dexus Property Group REIT	180,003
19,999	Downer EDI Ltd.	101,931
46,463	DUET Group	118,648
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,909	Echo Entertainment Group Ltd.	$93,602
225,540	Fairfax Media Ltd.	152,179
137,790	Goodman Fielder Ltd.(a)	110,850
28,894	Goodman Group REIT	156,266
41,251	GPT Group REIT	175,564
231,466	GPT Group-In Specie REIT(a)	0
53,170	Incitec Pivot Ltd.	159,508
50,791	Insurance Australia Group Ltd.	306,851
6,298	Leighton Holdings Ltd.	130,687
20,027	Lend Lease Group	224,106
14,796	Macquarie Group Ltd.	601,919
49,569	Metcash Ltd.	210,451
117,940	Mirvac Group REIT	216,697
77,045	National Australia Bank Ltd.	2,719,202
15,372	Newcrest Mining Ltd.	268,235
9,610	Orica Ltd.	227,944
35,361	Origin Energy Ltd.	452,224
16,677	OZ Minerals Ltd.	74,440
115,282	Qantas Airways Ltd.(a)	227,370
53,727	QBE Insurance Group Ltd.	745,662
11,998	Rio Tinto Ltd.	694,962
22,826	Santos Ltd.	292,627
12,671	Sims Metal Management Ltd.	127,059
10,522	Sonic Healthcare Ltd.	144,830
98,967	Stockland REIT	397,575
66,493	Suncorp Group Ltd.	895,919
42,393	Sydney Airport	152,261
66,693	TABCORP Holdings Ltd.	238,846
60,694	Tatts Group Ltd.	206,021

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
168,807	Telstra Corp. Ltd.	$872,646
28,273	Toll Holdings Ltd.	167,288
25,843	Transurban Group	182,955
16,602	Treasury Wine Estates Ltd.	100,645
9,121	UGL Ltd.	95,249
27,659	Wesfarmers Ltd.	1,245,214
4,276	Wesfarmers Ltd. - PPS	193,217
61,747	Westfield Group REIT	746,724
57,851	Westfield Retail Trust REIT	198,172
75,752	Westpac Banking Corp.	2,657,841
12,391	Woodside Petroleum Ltd.	483,115
31,144	Woolworths Ltd.	1,177,100
5,153	WorleyParsons Ltd.	121,798
		30,697,837
	Austria—0.3%
1,265	Andritz AG	82,521
17,973	Erste Group Bank AG(a)	563,955
6,221	Immoeast AG(a)	0
38,115	Immofinanz AG	156,029
5,598	OMV AG	263,296
3,432	Raiffeisen Bank International AG	121,241
15,679	Telekom Austria AG	107,614
2,339	Vienna Insurance Group AG Wiener Versicherung Gruppe	124,090
6,430	Voestalpine AG	200,955
		1,619,701
	Belgium—0.8%
14,356	Ageas(b)	526,548
11,353	Anheuser-Busch InBev NV(b)	1,081,423
3,246	Bekaert SA NV	104,634
9,127	Belgacom SA(b)	210,578
2,450	Colruyt SA	123,793
11,862	Delhaize Group SA	744,566
1,885	D'ieteren SA	86,982
2,575	Groupe Bruxelles Lambert SA(b)	199,619
11,184	KBC Groep NV	439,401
2,054	Solvay SA	301,400
2,875	UCB SA	170,113
4,583	Umicore SA	212,384
		4,201,441
	Bermuda—0.1%
14,393	Catlin Group Ltd.	117,719
6,980	Lancashire Holdings Ltd.	91,961
9,865	Seadrill Ltd.	378,181
		587,861
	Canada—6.2%
2,520	Agnico-Eagle Mines Ltd.	81,474
2,880	Agrium, Inc.	264,421
5,555	Aimia, Inc.	87,811
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,256	Alimentation Couche Tard, Inc., Class B	$198,141
2,525	AltaGas Ltd.	94,237
8,069	ARC Resources Ltd.	225,901
1,410	ATCO Ltd., Class I	135,260
21,077	Bank of Montreal(b)	1,324,110
28,393	Bank of Nova Scotia	1,639,757
28,216	Barrick Gold Corp.	557,111
3,030	Baytex Energy Corp.	119,923
11,826	BCE, Inc.	554,823
2,569	Bombardier, Inc., Class A	10,165
70,835	Bombardier, Inc., Class B	281,692
9,783	Bonavista Energy Corp.	155,131
18,129	Brookfield Asset Management, Inc., Class A(b)	700,936
8,206	Brookfield Office Properties, Inc.	151,336
8,637	Cameco Corp.	168,644
12,140	Canadian Imperial Bank of Commerce	972,431
5,320	Canadian National Railway Co.	521,660
28,833	Canadian Natural Resources Ltd.	847,060
24,411	Canadian Oil Sands Ltd.	480,284
1,794	Canadian Pacific Railway Ltd.	223,945
3,217	Canadian Tire Corp. Ltd., Class A	237,313
1,835	Canadian Utilities Ltd., Class A	151,273
14,829	Celestica, Inc.(a)	128,262
20,245	Cenovus Energy, Inc.	606,837
4,456	CGI Group, Inc., Class A(a)	141,320
3,929	CI Financial Corp.(b)	110,192
6,291	Crescent Point Energy Corp.	240,670
3,462	Emera, Inc.	127,005
11,826	Enbridge, Inc.	563,641
62,239	Encana Corp.	1,149,056
16,995	Enerplus Corp.(b)	240,263
757	Fairfax Financial Holdings Ltd.	304,162
5,132	Finning International, Inc.	110,921
7,947	First Quantum Minerals Ltd.	138,975
5,784	Fortis, Inc.	200,975
2,079	George Weston Ltd.	160,413
15,447	Goldcorp, Inc.	457,950
11,127	Great-West Lifeco, Inc.	302,664
10,964	Husky Energy, Inc.	317,415
13,787	IAMGOLD Corp.	74,154
3,038	IGM Financial, Inc.	135,583
5,897	Imperial Oil Ltd.	234,977
3,700	Industrial Alliance Insurance & Financial Services, Inc.	136,913
2,862	Intact Financial Corp.	174,705
38,023	Kinross Gold Corp.	207,532
4,899	Loblaw Cos. Ltd.	208,214
8,741	Magna International, Inc.	526,624
85,041	Manulife Financial Corp.	1,258,896
2,317	Methanex Corp.	98,360
3,118	Metro, Inc.	211,783

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,742	National Bank of Canada	$359,003
3,409	Onex Corp.	170,306
3,846	Pacific Rubiales Energy Corp.	81,443
4,284	Pembina Pipeline Corp.	140,848
54,065	Pengrowth Energy Corp.(b)	276,278
54,262	Penn West Petroleum Ltd.(b)	501,702
14,624	PetroBakken Energy Ltd.	125,035
10,060	Potash Corp. of Saskatchewan, Inc.	424,063
16,912	Power Corp. of Canada	456,154
11,488	Power Financial Corp.	339,894
12,655	Precision Drilling Corp.	102,790
2,158	Quebecor, Inc., Class B	100,622
46,263	Research In Motion Ltd.(a)(b)	758,900
3,338	RioCan REIT	97,931
6,153	Rogers Communications, Inc., Class B	303,964
38,074	Royal Bank of Canada	2,300,679
2,187	Saputo, Inc.	112,780
9,918	Shaw Communications, Inc., Class B(b)	226,196
21,979	Sherritt International Corp.	102,919
6,764	Shoppers Drug Mart Corp.	303,417
3,619	SNC-Lavalin Group, Inc.	156,439
26,460	Sun Life Financial, Inc.	747,620
44,304	Suncor Energy, Inc.	1,383,495
40,737	Talisman Energy, Inc.(b)	489,241
17,055	Teck Resources Ltd., Class B	454,416
4,544	TELUS Corp.	163,762
12,583	Thomson Reuters Corp.	422,206
2,045	Tim Hortons, Inc.	110,967
23,771	Toronto-Dominion Bank (The)	1,951,829
13,592	TransAlta Corp.	200,127
19,218	TransCanada Corp.	954,165
2,373	Valeant Pharmaceuticals International, Inc.(a)	180,479
6,965	Veresen, Inc.	93,342
1,851	Vermilion Energy, Inc.	95,140
12,465	Yamana Gold, Inc.	154,534
		33,595,987
	Denmark—0.6%
39	A.P. Moeller - Maersk A/S, Class A	266,899
84	A.P. Moeller - Maersk A/S, Class B	598,329
2,966	Carlsberg A/S, Class B	275,623
39,157	Danske Bank A/S(a)	740,908
5,004	DSV A/S	126,097
1,667	FLSmidth & Co. A/S	97,073
3,116	Jyske Bank A/S(a)	121,390
2,964	Novo Nordisk A/S, Class B	520,473
29,117	TDC A/S	236,439
32,074	Vestas Wind Systems A/S(a)(b)	278,261
		3,261,492
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—1.0%
7,196	Elisa Oyj	$136,616
23,288	Fortum Oyj	433,218
4,292	Kesko Oyj, Class B	129,015
2,680	Kone Oyj, Class B	236,909
5,985	Metso Oyj	246,109
11,366	Neste Oil Oyj	177,272
562,739	Nokia Oyj(b)	1,887,432
2,755	Nokian Renkaat Oyj	119,572
6,048	Pohjola Bank PLC, Class A	103,020
14,400	Sampo Oyj, Class A	575,244
40,111	Stora Enso Oyj, Class R	278,954
44,009	UPM-Kymmene Oyj	460,691
4,427	Wartsila Oyj Abp	217,529
6,099	YIT Oyj	115,387
		5,116,968
	France—10.0%
7,906	Accor SA	261,624
1,197	Aeroports de Paris	108,465
29,512	Air France-KLM(a)	299,441
7,840	Air Liquide SA	993,521
355,921	Alcatel-Lucent(a)	488,485
10,256	Alstom SA	421,330
1,571	Arkema SA	147,346
1,375	Atos	95,807
146,581	AXA SA	2,747,083
63,974	BNP Paribas SA	3,568,567
20,547	Bouygues SA(b)	574,020
6,762	Cap Gemini	311,357
59,371	Carrefour SA(b)	1,761,182
3,763	Casino Guichard Perrachon SA(b)	407,161
1,709	Christian Dior SA	298,204
30,120	Cie de Saint-Gobain	1,209,375
7,937	Cie Generale de Geophysique-Veritas(a)	172,083
7,887	Cie Generale des Etablissements Michelin	666,838
7,070	CNP Assurances(b)	100,248
104,164	Credit Agricole SA(a)	954,580
13,583	DANONE SA(b)	1,038,833
2,578	Edenred	85,923
28,266	EDF SA	632,402
4,442	Eiffage SA	196,831
2,320	Essilor International SA	261,334
1,737	Eurazeo	92,106
2,695	Eutelsat Communications SA	97,408
6,194	Faurecia(a)	115,143
1,210	Fonciere des Regions REIT	96,354
296,709	France Telecom SA	3,177,956
130,149	GDF Suez	2,796,892
1,164	ICADE REIT	107,423
2,613	Klepierre REIT	110,928

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,033	Lafarge SA	$648,876
7,865	Lagardere SCA	292,619
5,631	Legrand SA	262,695
3,615	L'Oreal SA	645,319
4,534	LVMH Moet Hennessy Louis Vuitton SA	786,058
57,325	Natixis	251,672
1,971	Neopost SA	129,785
2,767	Nexans SA	127,115
3,451	Pernod-Ricard SA	427,681
111,427	Peugeot SA(a)(b)	893,185
2,051	PPR	451,710
3,081	Publicis Groupe SA	214,554
12,642	Renault SA	872,029
5,703	Rexel SA	125,602
4,780	Safran SA	235,000
37,744	Sanofi	4,141,169
15,590	Schneider Electric SA(b)	1,190,069
7,998	SCOR SE(b)	243,000
53,992	Societe Generale SA(a)	1,963,229
2,805	Sodexo	234,497
35,083	STMicroelectronics NV	305,319
22,254	Suez Environnement Co.	319,949
24,238	Technicolor SA(a)	100,659
2,658	Technip SA(b)	285,601
5,774	Thales SA	251,058
151,228	Total SA	7,630,236
2,353	Unibail-Rodamco SE REIT	615,786
4,656	Valeo SA	270,707
7,185	Vallourec SA	345,706
68,321	Veolia Environnement	942,629
28,663	Vinci SA	1,381,577
103,150	Vivendi SA	2,339,079
1,336	Wendel SA	144,891
778	Zodiac Aerospace	97,617
		53,562,928
	Germany—8.4%
4,553	Adidas AG	476,012
28,727	Allianz SE	4,243,746
3,092	Aurubis AG	194,489
33,613	BASF SE(b)	3,142,847
21,052	Bayer AG(b)	2,198,748
14,118	Bayerische Motoren Werke AG	1,303,853
1,600	Beiersdorf AG	144,982
1,848	Bilfinger Berger SE	185,410
1,532	Brenntag AG	261,462
9,501	Celesio AG	188,205
39,703	Commerzbank AG(a)(b)	534,699
3,305	Continental AG	392,855
57,381	Daimler AG	3,178,482
64,174	Deutsche Bank AG	2,953,631
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,466	Deutsche Boerse AG	$404,074
20,648	Deutsche Lufthansa AG	413,235
50,201	Deutsche Post AG	1,192,654
301,748	Deutsche Telekom AG	3,573,261
214,471	E.ON Se(b)	3,890,759
3,781	Freenet AG	94,264
4,411	Fresenius Medical Care AG & Co. KGaA	304,730
2,757	Fresenius SE & Co. KGaA	346,108
4,894	GEA Group AG	165,726
2,821	Hannover Rueckversicherung Se(b)	238,476
6,836	HeidelbergCement AG	492,718
2,478	Henkel AG & Co. KGaA	194,223
3,392	Henkel AG & Co. KGaA (Preference)	320,196
2,678	Hochtief AG(a)	186,067
22,866	Infineon Technologies AG	180,729
6,215	K+S AG	275,068
1,211	Kabel Deutschland Holding AG	115,225
2,655	Lanxess AG	193,569
4,300	Linde AG	814,086
1,526	MAN SE	171,110
1,164	Merck KGaA(b)	177,402
19,667	Metro AG	613,869
9,988	Muenchener Rueckversicherungs- Gesellschaft AG(b)	1,999,588
3,372	Porsche Automobil Holding SE (Preference)(b)	264,471
55,837	RWE AG	2,012,280
4,041	Salzgitter AG	158,338
10,567	SAP AG	840,211
30,274	Siemens AG	3,165,121
2,290	Symrise AG	97,820
41,966	ThyssenKrupp AG(a)	759,930
20,414	TUI AG(a)	216,549
1,374	Volkswagen AG(b)	267,375
6,825	Volkswagen AG (Preference)(b)	1,384,805
		44,923,458
	Greece—0.2%
94,867	Alpha Bank AE(a)	120,195
22,620	Hellenic Telecommunications Organization SA(a)	196,827
171,351	National Bank of Greece SA(a)	143,452
28,600	OPAP SA	282,420
12,914	Public Power Corp. SA(a)	125,310
		868,204
	Hong Kong—1.6%
154,000	AIA Group Ltd.	683,620
30,895	Bank of East Asia Ltd. (The)	126,994
90,742	BOC Hong Kong (Holdings) Ltd.	312,194
53,085	Cathay Pacific Airways Ltd.	93,302
35,435	Cheung Kong (Holdings) Ltd.	533,310

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
46,210	CLP Holdings Ltd.	$407,283
198,316	Esprit Holdings Ltd.	278,030
64,000	First Pacific Co. Ltd.	88,570
19,072	Hang Lung Group Ltd.	112,310
44,607	Hang Lung Properties Ltd.	173,586
20,869	Hang Seng Bank Ltd.	349,045
26,863	Henderson Land Development Co. Ltd.	194,534
56,987	Hong Kong & China Gas Co. Ltd.	171,462
8,000	Hong Kong Exchanges & Clearing Ltd.	134,629
35,000	Hongkong Land Holdings Ltd.	254,100
85,856	Hutchison Whampoa Ltd.	932,616
5,200	Jardine Matheson Holdings Ltd.	337,636
4,000	Jardine Strategic Holdings Ltd.	156,000
19,487	Kerry Properties Ltd.	88,137
199,962	Li & Fung Ltd.	258,694
40,500	Link (The) REIT	229,360
29,375	MTR Corp. Ltd.	121,125
108,928	New World Development Co. Ltd.	190,048
357,509	Noble Group Ltd.	326,552
15,164	Orient Overseas International Ltd.	90,078
212,320	PCCW Ltd.	108,067
23,054	Power Assets Holdings Ltd.	225,175
77,685	Sino Land Co. Ltd.	127,730
40,733	Sun Hung Kai Properties Ltd.	588,903
28,308	Swire Pacific Ltd., Class A	359,841
26,800	Swire Properties Ltd.	95,658
34,201	Wharf Holdings Ltd. (The)	305,185
26,000	Wheelock & Co. Ltd.	144,731
31,148	Yue Yuen Industrial (Holdings) Ltd.	107,765
		8,706,270
	Ireland—0.2%
38,901	CRH PLC	837,262
2,717	DCC PLC	99,546
322,685	Governor & Co. of the Bank of Ireland (The)(a)	71,897
5,231	Irish Bank Resolution Corp. Ltd.(a)	0
2,792	Kerry Group PLC, Class A	165,313
9,414	Smurfit Kappa Group PLC	139,877
		1,313,895
	Israel—0.3%
36,959	Bank Hapoalim BM(a)	171,723
61,886	Bank Leumi Le-Israel(a)	219,671
148,979	Bezeq Israeli Telecommunication Corp. Ltd.	216,183
11,158	Cellcom Israel Ltd.	108,046
13,539	Israel Chemicals Ltd.	161,100
24,794	Teva Pharmaceutical Industries Ltd.	970,726
		1,847,449
	Italy—4.3%
274,260	A2A SpA	215,866
97,676	Assicurazioni Generali SpA	1,793,851
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,256	Atlantia SpA	$237,159
1,260,424	Banca Monte dei Paschi di Siena SpA(a)(b)	355,447
30,565	Banca Popolare dell'emilia Romagna Scrl	259,109
304,440	Banca Popolare di Milano Scarl(a)(b)	203,496
242,109	Banco Popolare Societa Cooperativa Scarl(a)	349,520
53,300	Enel Green Power SpA	113,768
807,816	Enel SpA	3,126,913
196,397	Eni SpA	4,702,166
5,995	EXOR SpA	181,788
2,987	EXOR SpA (Preference)	89,788
35,916	Fiat Industrial SpA	405,804
172,352	Fiat SpA(a)	1,032,074
73,647	Finmeccanica SpA(a)	383,724
60,177	Fondiaria-Sai SpA(a)	122,973
1,174,438	Intesa Sanpaolo SpA	2,132,118
2,521	Luxottica Group SpA	131,385
119,588	Mediaset SpA	309,338
33,435	Mediobanca SpA	212,734
8,400	Pirelli & C. SpA	87,323
7,457	Prysmian SpA	150,714
10,587	Saipem SpA	300,095
58,066	Snam SpA	285,853
1,818,933	Telecom Italia SpA	1,540,768
1,021,133	Telecom Italia SpA RSP(b)	710,826
45,269	Terna-Rete Elettrica Nationale SpA	212,112
86,261	UBI Banca-Unione di Banche Italiane ScpA	360,513
500,345	UniCredit SpA(a)	2,612,234
45,072	Unipol Gruppo Finanziario SpA(a)	154,500
49,829	Unipol Gruppo Finanziario SpA (Preference Shares)(a)	151,886
		22,925,845
	Japan—22.1%
19,000	77 Bank Ltd. (The)	112,935
59,700	Aeon Co. Ltd.	845,152
10,800	Aisin Seiki Co. Ltd.	389,714
25,000	Ajinomoto Co., Inc.	343,137
3,100	Alfresa Holdings Corp.	184,262
16,100	Alps Electric Co. Ltd.	122,473
17,000	Amada Co. Ltd.	136,126
59,000	ANA Holdings, Inc.	128,406
69,000	Asahi Glass Co. Ltd.	541,176
14,300	Asahi Group Holdings Ltd.	355,848
74,000	Asahi Kasei Corp.	496,828
12,200	Astellas Pharma, Inc.	710,132
14,000	Bank of Kyoto Ltd. (The)	147,172
53,000	Bank of Yokohama Ltd. (The)	322,102
2,300	Benesse Holdings, Inc.	101,884
21,200	Bridgestone Corp.	799,815
13,300	Brother Industries Ltd.	152,101
44,500	Canon, Inc.	1,596,628
13,100	Casio Computer Co. Ltd.(a)	108,528

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Central Japan Railway Co.	$964,993
65,200	Chubu Electric Power Co., Inc.	844,032
4,700	Chugai Pharmaceutical Co. Ltd.	117,102
6,000	Chugoku Bank Ltd. (The)	104,466
24,400	Chugoku Electric Power Co., Inc. (The)	349,931
15,700	Citizen Holdings Co. Ltd.	92,675
62,000	Cosmo Oil Co. Ltd.(a)	147,665
7,500	Credit Saison Co. Ltd.	219,202
51,000	Dai Nippon Printing Co. Ltd.	498,953
13,000	Daicel Corp.	104,763
17,000	Daido Steel Co. Ltd.	92,496
9,000	Daihatsu Motor Co. Ltd.	178,503
513	Dai-ichi Life Insurance Co. Ltd. (The)	705,698
28,800	Daiichi Sankyo Co. Ltd.	563,228
8,200	Daikin Industries Ltd.	329,145
2,800	Daito Trust Construction Co. Ltd.	271,348
22,000	Daiwa House Industry Co. Ltd.	497,321
44,000	Daiwa Securities Group, Inc.	389,816
28,000	Denki Kagaku Kogyo Kabushiki Kaisha	102,330
13,800	Denso Corp.	618,386
7,900	Dentsu, Inc.	274,525
71,000	DIC Corp.	158,895
16,300	East Japan Railway Co.	1,375,485
25,000	Ebara Corp.	104,712
19,500	EDION Corp.	91,284
8,400	Eisai Co. Ltd.	383,308
9,900	Electric Power Development Co. Ltd.	282,741
2,400	FANUC Corp.	362,180
500	Fast Retailing Co. Ltd.	183,246
37,000	Fuji Electric Co. Ltd.	126,486
18,000	Fuji Heavy Industries Ltd.	340,006
36,200	FUJIFILM Holdings Corp.	742,507
37,000	Fujikura Ltd.	138,641
179,000	Fujitsu Ltd.	751,576
46,000	Fukuoka Financial Group, Inc.	235,171
78,000	Furukawa Electric Co. Ltd.	196,982
20,000	Gunma Bank Ltd. (The)	127,092
1,370	Hakuhodo DY Holdings, Inc.	112,936
45,000	Hankyu Hanshin Holdings, Inc.	291,038
10,000	Hino Motors Ltd.	152,654
22,000	Hiroshima Bank Ltd. (The)	115,861
6,300	Hitachi Chemical Co. Ltd.	98,630
4,700	Hitachi Construction Machinery Co. Ltd.	111,553
340,000	Hitachi Ltd.	2,171,030
23,200	Hokkaido Electric Power Co., Inc.(a)	294,138
66,000	Hokuhoku Financial Group, Inc.	153,804
18,100	Hokuriku Electric Power Co.	266,455
75,500	Honda Motor Co. Ltd.	3,003,413
16,900	Hoya Corp.	337,965
7,600	Ibiden Co. Ltd.	133,025
2,300	Idemitsu Kosan Co. Ltd.	194,323
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
83,000	IHI Corp.	$309,301
107	Inpex Corp.	516,271
21,800	Isetan Mitsukoshi Holdings Ltd.	347,108
39,000	Isuzu Motors Ltd.	259,840
82,500	ITOCHU Corp.	1,020,557
32,000	J Front Retailing Co. Ltd.	268,720
4,000	Japan Airlines Co. Ltd.	202,854
15,000	Japan Steel Works Ltd. (The)	76,070
16,600	Japan Tobacco, Inc.	627,975
35,300	JFE Holdings, Inc.	763,909
6,000	JGC Corp.	177,703
24,000	Joyo Bank Ltd. (The)	147,336
5,900	JSR Corp.	135,856
17,900	JTEKT Corp.	182,106
201,900	JX Holdings, Inc.	1,094,376
76,000	Kajima Corp.	242,645
11,000	Kamigumi Co. Ltd.	102,987
24,000	Kaneka Corp.	144,379
66,000	Kanematsu Corp.(a)	91,469
105,800	Kansai Electric Power Co., Inc. (The)(a)	1,290,323
14,500	Kao Corp.	501,643
79,000	Kawasaki Heavy Industries Ltd.	251,412
65,000	Kawasaki Kisen Kaisha Ltd.	142,798
25,100	KDDI Corp.	1,205,913
12,000	Keikyu Corp.	132,800
17,000	Keio Corp.	146,248
600	Keyence Corp.	190,330
49,000	Kintetsu Corp.	247,993
40,000	Kirin Holdings Co. Ltd.	700,955
288,000	Kobe Steel Ltd.(a)	375,485
5,000	Koito Manufacturing Co. Ltd.	96,602
27,700	Komatsu Ltd.	756,127
35,500	Konica Minolta Holdings, Inc.	251,098
3,500	K's Holdings Corp.	123,242
30,000	Kubota Corp.	430,243
12,300	Kuraray Co. Ltd.	186,754
4,500	Kurita Water Industries Ltd.	92,347
5,900	Kyocera Corp.	600,236
10,000	Kyowa Hakko Kirin Co. Ltd.	122,677
61,000	Kyushu Electric Power Co., Inc.(a)	842,265
1,700	Lawson, Inc.	134,031
13,200	LIXIL Group Corp.	296,631
3,200	Makita Corp.	194,805
108,000	Marubeni Corp.	772,775
14,100	Marui Group Co. Ltd.	163,566
120,000	Mazda Motor Corp.(a)	411,457
11,000	Medipal Holdings Corp.	172,662
4,700	MEIJI Holdings Co. Ltd.	212,057
127,500	Mitsubishi Chemical Holdings Corp.	620,419
88,700	Mitsubishi Corp.	1,591,701
99,000	Mitsubishi Electric Corp.	943,148

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,000	Mitsubishi Estate Co. Ltd.	$649,831
18,000	Mitsubishi Gas Chemical Co., Inc.	137,481
132,000	Mitsubishi Heavy Industries Ltd.	909,270
92,000	Mitsubishi Materials Corp.	263,505
216,000	Mitsubishi Motors Corp.(a)	255,005
8,100	Mitsubishi Tanabe Pharma Corp.	123,151
652,560	Mitsubishi UFJ Financial Group, Inc.	4,441,508
101,300	Mitsui & Co. Ltd.	1,391,432
112,000	Mitsui Chemicals, Inc.	258,700
68,000	Mitsui Engineering & Shipbuilding Co. Ltd.	125,654
20,000	Mitsui Fudosan Co. Ltd.	679,602
42,000	Mitsui Mining & Smelting Co. Ltd.	94,426
128,000	Mitsui OSK Lines Ltd.(a)	532,184
889,100	Mizuho Financial Group, Inc.	1,962,391
29,000	MS&AD Insurance Group Holdings, Inc.	776,727
4,900	Murata Manufacturing Co. Ltd.	398,902
7,400	Namco Bandai Holdings, Inc.	134,842
260,000	NEC Corp.	675,290
10,000	NGK Insulators Ltd.	120,727
7,000	NGK Spark Plug Co. Ltd.	117,924
16,000	Nichirei Corp.	94,118
3,100	Nidec Corp.	210,995
10,200	Nikon Corp.	221,780
7,200	Nintendo Co. Ltd.	798,275
35,000	Nippon Electric Glass Co. Ltd.	178,216
70,000	Nippon Express Co. Ltd.	364,336
13,000	Nippon Meat Packers, Inc.	199,651
122,000	Nippon Sheet Glass Co. Ltd.(a)	140,273
393,000	Nippon Steel & Sumitomo Metal Corp.	1,044,934
39,600	Nippon Telegraph & Telephone Corp.	1,961,503
183,000	Nippon Yusen Kabushiki Kaisha	477,179
137,600	Nissan Motor Co. Ltd.	1,435,187
9,500	Nisshin Seifun Group, Inc.	122,688
2,400	Nissin Foods Holdings Co. Ltd.	107,669
4,200	Nitto Denko Corp.	275,947
27,900	NKSJ Holdings, Inc.	706,880
6,800	NOK Corp.	97,941
109,100	Nomura Holdings, Inc.	888,167
22,000	NSK Ltd.	177,969
52,000	NTN Corp.(a)	132,389
63	NTT Data Corp.	199,199
670	NTT DoCoMo, Inc.	1,107,381
44,000	Obayashi Corp.	270,568
14,000	Odakyu Electric Railway Co. Ltd.	168,586
78,000	OJI Holdings Corp.	277,856
8,500	Olympus Corp.(a)	213,351
6,600	OMRON Corp.	208,346
2,900	Ono Pharmaceutical Co. Ltd.	191,130
800	Oriental Land Co. Ltd.	129,432
43,600	ORIX Corp.(a)	669,599
103,000	Osaka Gas Co. Ltd.	446,217
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,600	Otsuka Holdings Co. Ltd.	$381,953
205,700	Panasonic Corp.(a)	1,497,190
22,000	Rengo Co. Ltd.	106,375
78,900	Resona Holdings, Inc.	421,189
48,000	Ricoh Co. Ltd.	535,140
5,900	Rohm Co. Ltd.	208,054
2,400	Sankyo Co. Ltd.	109,393
1,900	Santen Pharmaceutical Co. Ltd.	95,185
28,000	Sapporo Holdings Ltd.	127,338
14,800	SBI Holdings, Inc.	286,550
5,900	Secom Co. Ltd.	329,494
6,900	Sega Sammy Holdings, Inc.	181,407
17,500	Seiko Epson Corp.	200,672
20,000	Sekisui Chemical Co. Ltd.	251,720
29,000	Sekisui House Ltd.	434,955
38,400	Seven & I Holdings Co. Ltd.	1,474,346
189,000	Sharp Corp.(a)(b)	655,805
14,100	Shikoku Electric Power Co., Inc.(a)	255,482
1,000	Shimamura Co. Ltd.	126,373
1,200	Shimano, Inc.	104,342
66,000	Shimizu Corp.	265,599
11,300	Shin-Etsu Chemical Co. Ltd.	760,990
50,000	Shinsei Bank Ltd.	140,129
7,700	Shionogi & Co. Ltd.	189,555
18,400	Shiseido Co. Ltd.	263,316
23,000	Shizuoka Bank Ltd. (The)	281,450
136,000	Showa Denko K.K.(b)	219,197
27,900	Showa Shell Sekiyu K.K.	223,693
1,100	SMC Corp.	220,316
22,300	SoftBank Corp.	1,104,584
221,000	Sojitz Corp.	347,120
105,100	Sony Corp.	1,740,338
6,000	Stanley Electric Co. Ltd.	115,060
143,000	Sumitomo Chemical Co. Ltd.	478,575
77,300	Sumitomo Corp.	964,960
47,000	Sumitomo Electric Industries Ltd.	624,351
36,000	Sumitomo Heavy Industries Ltd.	159,655
20,000	Sumitomo Metal Mining Co. Ltd.	278,616
55,500	Sumitomo Mitsui Financial Group, Inc.	2,623,730
111,000	Sumitomo Mitsui Trust Holdings, Inc.	557,222
10,000	Sumitomo Realty & Development Co. Ltd.	472,231
7,300	Sumitomo Rubber Industries Ltd.	134,669
3,800	Suzuken Co. Ltd.	147,849
20,200	Suzuki Motor Corp.	518,013
34,300	T&D Holdings, Inc.	398,600
66,000	Taiheiyo Cement Corp.	171,420
78,000	Taisei Corp.	260,240
1,400	Taisho Pharmaceutical Holdings Co. Ltd.	103,768
15,000	Taiyo Nippon Sanso Corp.	99,476
21,000	Takashimaya Co. Ltd.	247,921
26,200	Takeda Pharmaceutical Co. Ltd.	1,438,969

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,100	TDK Corp.	$296,027
94,000	Teijin Ltd.	225,808
3,800	Terumo Corp.	188,810
33,000	Tobu Railway Co., Ltd.	191,746
23,000	Toho Gas Co. Ltd.	136,947
4,400	Toho Holdings Co. Ltd.	100,774
67,000	Tohoku Electric Power Co., Inc.(a)	716,703
28,700	Tokio Marine Holdings, Inc.	910,410
44,000	Tokuyama Corp.	118,345
596,100	Tokyo Electric Power Co., Inc.(a)	2,631,383
5,600	Tokyo Electron Ltd.	286,870
110,000	Tokyo Gas Co. Ltd.	627,862
16,000	Tokyo Tatemono Co. Ltd.	147,993
53,000	Tokyu Corp.	420,583
18,000	Tokyu Land Corp.	220,819
25,000	TonenGeneral Sekiyu K.K.	252,541
53,000	Toppan Printing Co. Ltd.	403,716
64,000	Toray Industries, Inc.	449,399
252,000	Toshiba Corp.	1,389,221
60,000	Tosoh Corp.	197,721
12,000	TOTO Ltd.	124,423
11,800	Toyo Seikan Group Holdings Ltd.	161,597
3,000	Toyo Suisan Kaisha Ltd.	101,940
53,000	Toyobo Co. Ltd.	92,496
3,900	Toyoda Gosei Co. Ltd.	101,133
7,600	Toyota Industries Corp.	310,523
91,000	Toyota Motor Corp.	5,268,864
17,600	Toyota Tsusho Corp.	489,822
79,000	Ube Industries Ltd.	159,768
26,200	UNY Co. Ltd.	186,394
10,200	West Japan Railway Co.	493,194
9,360	Yamada Denki Co. Ltd.	451,136
10,000	Yamaguchi Financial Group, Inc.	108,510
11,500	Yamaha Corp.	123,370
17,800	Yamaha Motor Co. Ltd.	248,151
16,600	Yamato Holdings Co. Ltd.	319,867
10,000	Yamazaki Baking Co. Ltd.	130,787
11,000	Yokohama Rubber Co. Ltd. (The)	144,318
		118,841,199
	Jersey Island—0.3%
201,674	Glencore International PLC	994,860
17,093	Informa PLC	127,165
10,123	Wolseley PLC	501,496
		1,623,521
	Luxembourg—0.4%
8,179	APERAM SA	100,532
112,767	ArcelorMittal	1,381,460
6,915	SES SA FDR	216,158
12,282	Tenaris SA	272,683
		1,970,833
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—2.4%
175,366	Aegon NV	$1,158,556
10,729	Akzo Nobel NV	647,564
2,583	ASML Holding NV	192,236
2,419	Corio NV REIT	112,212
4,443	CSM NV	99,522
15,027	DE Master Blenders 1753 NV(a)	238,532
17,563	Delta Lloyd NV	336,906
10,558	European Aeronautic Defence & Space Co. NV	558,248
3,241	Fugro NV f	187,689
3,336	Heineken Holding NV	200,821
5,379	Heineken NV	380,256
347,521	ING Groep NV CVA(a)	2,855,327
269,216	Koninklijke (Royal) KPN NV(b)	561,861
47,787	Koninklijke Ahold NV	754,769
27,912	Koninklijke BAM Groep NV(b)	123,645
2,214	Koninklijke Boskalis Westminster NV	92,311
7,514	Koninklijke DSM NV	484,723
39,029	Koninklijke Philips Electronics NV	1,079,029
1,583	Nutreco NV(a)	150,412
115,498	PostNL NV(a)	263,127
3,968	QIAGEN NV(a)	78,707
4,604	Randstad Holding NV	191,900
12,472	Reed Elsevier NV	202,579
10,856	Royal Imtech NV(a)(b)	120,798
7,914	SBM Offshore NV(a)	127,501
68,968	SNS REAAL NV(a)(b)	0
15,500	TNT Express NV	119,219
35,920	Unilever NV CVA	1,530,576
11,751	Wolters Kluwer NV(b)	260,274
		13,109,300
	New Zealand—0.1%
22,717	Fletcher Building Ltd.	172,272
57,966	Telecom Corp. of New Zealand Ltd.	129,537
		301,809
	Norway—0.8%
5,498	Aker Solutions ASA	76,878
37,809	DNB ASA(b)	618,980
5,641	Gjensidige Forsikring ASA(b)	91,027
125,159	Marine Harvest ASA(a)	130,441
48,293	Norsk Hydro ASA	226,489
37,857	Orkla ASA(b)	341,282
7,020	Petroleum Geo-Services ASA	102,915
587,301	Renewable Energy Corp. ASA(a)(b)	162,815
59,041	Statoil ASA	1,442,938
23,004	Storebrand ASA(a)	104,690
5,478	Subsea 7 SA(a)	118,180
18,166	Telenor ASA	408,944

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,514	TGS Nopec Geophysical Co. ASA	$90,175
5,152	Yara International ASA	241,624
		4,157,378
	Portugal—0.2%
1,111,797	Banco Comercial Portugues SA, Class R(a)	153,908
141,980	Banco Espirito Santo SA(a)	162,665
127,128	EDP-Energias de Portugal SA	437,451
7,636	Galp Energia SGPS SA	122,519
89,364	Portugal Telecom SGPS SA	466,675
		1,343,218
	Singapore—0.8%
60,000	CapitaLand Ltd.	182,195
50,000	CapitaMall Trust REIT	94,183
13,000	City Developments Ltd.	118,849
60,000	ComfortDelGro Corp. Ltd.	96,699
51,000	DBS Group Holdings Ltd.	693,996
223,000	Golden Agri-Resources Ltd.	95,961
3,000	Jardine Cycle & Carriage Ltd.	118,621
7,120	Keppel REIT	8,729
35,600	Keppel Corp. Ltd.	309,565
60,000	Oversea-Chinese Banking Corp. Ltd.	528,559
27,000	SembCorp Industries Ltd.	109,390
13,000	Singapore Airlines Ltd.	117,160
48,000	Singapore Press Holdings Ltd.	173,816
27,000	Singapore Technologies Engineering Ltd.	96,456
206,000	Singapore Telecommunications Ltd.	657,313
33,000	United Overseas Bank Ltd.	572,037
78,000	Wilmar International Ltd.	210,888
		4,184,417
	South Korea—3.1%
8,790	BS Financial Group, Inc.	115,731
1,317	Cheil Industries, Inc.	113,487
714	CJ Corp.	93,683
1,479	Daelim Industrial Co. Ltd.	103,408
4,360	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	104,714
2,433	Dongbu Insurance Co. Ltd.	98,199
7,630	Dongkuk Steel Mill Co. Ltd.	79,674
837	Doosan Corp.	93,481
2,507	Doosan Heavy Industries & Construction Co. Ltd.	93,219
684	E-Mart Co. Ltd.	133,533
2,062	GS Engineering & Construction Corp.	56,638
3,283	GS Holdings	162,168
11,606	Hana Financial Group, Inc.	370,954
8,660	Hanjin Shipping Co. Ltd.(a)	64,795
4,979	Hankook Tire Worldwide Co. Ltd.	90,420
3,040	Hanwha Corp.	86,124
2,143	Hyosung Corp.	107,802
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,954	Hyundai Engineering & Construction Co. Ltd.	$102,553
2,490	Hyundai Heavy Industries Co. Ltd.	454,454
3,250	Hyundai Marine & Fire Insurance Co. Ltd.	91,483
1,178	Hyundai MOBIS	267,411
5,785	Hyundai Motor Co.	1,047,950
2,464	Hyundai Steel Co.	170,487
10,210	Industrial Bank of Korea	116,813
16,458	KB Financial Group, Inc.	537,990
7,320	Kia Motors Corp.	364,239
16,560	Korea Electric Power Corp.(a)	475,914
1,815	Korea Gas Corp.	116,517
2,756	Korean Air Lines Co. Ltd.(a)	88,338
5,620	KT Corp.	183,965
3,484	KT&G Corp.	250,868
1,159	LG Chem Ltd.	273,622
7,257	LG Corp.	432,270
12,840	LG Display Co. Ltd.(a)	349,186
8,478	LG Electronics, Inc.	678,209
3,416	LG International Corp.	110,114
18,490	LG Uplus Corp.(a)	174,608
446	Lotte Chemical Corp.	65,809
427	Lotte Shopping Co. Ltd.	159,354
1,162	LS Corp.	85,464
649	OCI Co. Ltd.	83,386
4,091	POSCO	1,166,416
4,553	Samsung C&T Corp.	243,918
1,334	Samsung Electro-Mechanics Co. Ltd.	119,313
2,001	Samsung Electronics Co. Ltd.	2,761,754
1,216	Samsung Fire & Marine Insurance Co. Ltd.	250,090
5,750	Samsung Heavy Industries Co. Ltd.	183,000
3,174	Samsung Life Insurance Co. Ltd.	312,702
934	Samsung SDI Co. Ltd.	108,979
19,363	Shinhan Financial Group Co. Ltd.	669,872
481	Shinsegae Co. Ltd.	103,293
1,076	SK C&C Co. Ltd.	90,277
3,220	SK Holdings Co. Ltd.	463,425
11,060	SK Hynix, Inc.(a)	300,276
3,174	SK Innovation Co. Ltd.	432,307
2,277	SK Telecom Co. Ltd.	400,072
2,118	S-Oil Corp.	170,202
24,550	Woori Finance Holdings Co. Ltd.	265,273
		16,690,203
	Spain—4.3%
13,625	Abertis Infraestructuras SA	254,718
2,588	Acciona SA	169,748
13,722	ACS Actividades de Construccion y Servicios SA	353,229
7,450	Amadeus IT Holding SA, Class A	220,162
328,079	Banco Bilbao Vizcaya Argentaria SA	3,187,816

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
154,246	Banco de Sabadell SA	$321,102
400,666	Banco Popular Espanol SA	312,189
906,739	Banco Santander SA	6,564,188
2,812	Bankia SA(a)	14,829
28,488	Bankinter SA	105,014
23,813	Distribuidora Internacional de Alimentacion SA	184,917
6,581	Enagas SA	175,523
7,816	Endesa SA	177,600
17,449	Ferrovial SA	289,055
10,067	Fomento de Construcciones y Contratas SA	104,467
34,667	Gamesa Corp. Tecnologica SA	135,789
16,432	Gas Natural SDG SA	344,457
257,827	Iberdrola SA	1,390,269
7,630	Indra Sistemas SA	102,706
2,664	Industria de Diseno Textil SA (Inditex)	358,422
66,681	International Consolidated Airlines Group SA(a)	282,288
45,478	Mapfre SA	166,984
3,847	Obrascon Huarte Lain SA	142,419
3,203	Red Electrica Corporacion SA	170,560
76,234	Repsol SA	1,789,023
404,426	Telefonica SA	5,939,796
		23,257,270
	Sweden—1.8%
5,660	Alfa Laval AB(b)	123,900
4,866	Assa Abloy AB, Class B	194,019
9,685	Atlas Copco AB, Class A(b)	255,248
6,032	Atlas Copco AB, Class B	143,225
11,216	Boliden AB	177,775
8,917	Electrolux AB, Series B	252,778
3,790	Getinge AB, Class B	114,230
18,865	Hennes & Mauritz AB, Class B(b)	668,260
3,116	Hexagon AB, Class B	89,102
13,921	Husqvarna AB, Class B	80,002
3,415	Industrivarden AB, Class A	67,106
1,769	Industrivarden AB, Class C	33,067
5,046	NCC AB, Class B	119,658
90,331	Nordea Bank AB	1,083,584
26,828	Sandvik AB(b)	380,673
9,462	Scania AB, Class B	201,573
21,102	Securitas AB, Class B	207,005
42,600	Skandinaviska Enskilda Banken AB, Class A	437,639
21,475	Skanska AB, Class B	365,594
11,725	SKF AB, Class B(b)	273,148
17,226	SSAB AB, Class A	125,739
7,688	SSAB AB, Class B	49,051
18,182	Svenska Cellulosa AB, Class B	472,727
13,554	Svenska Handelsbanken AB, Class A	616,438
18,295	Swedbank AB, Class A	450,793
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,317	Swedish Match AB	$115,193
16,030	Tele2 AB, Class B	275,126
93,405	Telefonaktiebolaget LM Ericsson, Class B	1,167,355
90,127	TeliaSonera AB	620,836
7,118	Trelleborg AB, Class B	105,673
48,212	Volvo AB, Class B(a)	668,085
		9,934,602
	Switzerland—4.8%
58,795	ABB Ltd.	1,332,294
5,771	Adecco SA	308,942
1,995	Aryzta AG	123,916
2,692	Baloise Holding AG	277,329
5,557	Cie Financiere Richemont SA	449,250
13,192	Clariant AG	193,133
72,274	Credit Suisse Group AG	2,005,731
6,013	GAM Holding AG	106,156
726	Geberit AG	177,485
184	Georg Fischer AG(a)	80,071
145	Givaudan SA	186,684
242	Helvetia Holding AG	101,533
8,278	Holcim Ltd.	645,612
4,387	Julius Baer Group Ltd.	174,923
1,307	Kuehne + Nagel International AG	149,701
11	Lindt & Spruengli AG NVTG	42,629
2	Lindt & Spruengli AG	89,079
2,434	Lonza Group AG	169,656
66,796	Nestle SA	4,774,481
52,662	Novartis AG	3,914,432
11,946	Roche Holding AG Genussch	2,988,590
749	Schindler Holding AG NVTG	112,396
348	Schindler Holding AG	50,985
76	SGS SA	183,833
721	Sonova Holding AG	78,546
505	Sulzer AG	86,219
385	Swatch Group AG (The)	220,693
640	Swatch Group AG (The)	64,348
2,341	Swiss Life Holding AG	370,447
14,944	Swiss Re AG	1,189,632
802	Swisscom AG	377,970
1,344	Syngenta AG	574,956
11,611	Transocean Ltd.(a)	593,330
87,722	UBS AG	1,567,560
8,104	Zurich Insurance Group AG	2,264,706
		26,027,248
	United Kingdom—18.8%
18,255	3i Group PLC	93,362
5,248	Admiral Group PLC	104,632
3,627	Aggreko PLC	100,595
8,769	AMEC PLC	138,255
18,766	Amlin PLC	123,956

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
63,353	Anglo American PLC	$1,543,132
9,945	Antofagasta PLC	138,919
7,873	Associated British Foods PLC	237,106
57,228	AstraZeneca PLC	2,977,155
274,418	Aviva PLC	1,303,096
6,771	Babcock International Group PLC	112,761
155,010	BAE Systems PLC	905,923
49,826	Balfour Beatty PLC	167,429
806,108	Barclays PLC	3,588,861
45,558	Barratt Developments PLC(a)	220,661
82,210	BG Group PLC	1,387,636
48,278	BHP Billiton PLC	1,345,756
1,447,134	BP PLC	10,504,823
41,034	British American Tobacco PLC	2,277,439
27,808	British Land Co. PLC REIT	257,302
20,764	British Sky Broadcasting Group PLC	272,756
349,121	BT Group PLC	1,500,794
8,977	Bunzl PLC	178,699
5,645	Burberry Group PLC	117,379
143,208	Cable & Wireless Communications PLC	94,238
33,465	Cairn Energy PLC(a)	150,317
6,961	Capita PLC	97,778
28,482	Carillion PLC	118,891
8,057	Carnival PLC	290,926
219,990	Centrica PLC	1,270,277
5,490	Close Brothers Group PLC	88,779
40,326	Cobham PLC	157,222
47,343	Compass Group PLC	624,109
7,852	Daily Mail & General Trust PLC, Class A	84,080
81,567	Debenhams PLC	105,623
38,799	Diageo PLC	1,185,997
262,844	Dixons Retail PLC(a)	143,591
11,820	Drax Group PLC	112,864
25,643	DS Smith PLC	93,112
17,684	Eurasian Natural Resources Corp. PLC	75,524
25,129	Evraz PLC	60,622
15,205	Experian PLC	267,889
57,044	FirstGroup PLC	187,422
58,314	G4S PLC	283,897
45,811	GKN PLC	195,933
163,658	GlaxoSmithKline PLC	4,229,583
7,915	Greene King PLC	89,559
23,412	Hammerson PLC REIT	189,298
74,448	Hays PLC	108,223
49,981	Henderson Group PLC	128,354
68,841	Home Retail Group PLC	166,931
772,859	HSBC Holdings PLC	8,462,250
27,943	ICAP PLC	125,166
7,895	IMI PLC	152,246
30,193	Imperial Tobacco Group PLC	1,080,825
18,910	Inchcape PLC	147,452
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,025	Inmarsat PLC	$123,976
4,007	Intercontinental Hotels Group PLC	118,369
15,665	Intermediate Capital Group PLC	102,985
21,560	Intu Properties PLC REIT	114,996
17,502	Invensys PLC	104,793
21,449	Investec PLC	151,894
57,412	ITV PLC	112,499
103,070	J Sainsbury PLC	611,354
9,772	John Wood Group PLC	117,871
8,157	Johnson Matthey PLC	307,740
13,379	Kazakhmys PLC	72,110
114,481	Kingfisher PLC	557,876
29,519	Ladbrokes PLC	87,017
29,102	Land Securities Group PLC REIT	395,646
267,272	Legal & General Group PLC	705,090
2,014,471	Lloyds Banking Group PLC(a)	1,703,422
16,421	Lonmin PLC(a)	68,750
221,789	Man Group PLC	352,787
97,433	Marks & Spencer Group PLC	619,621
19,370	Meggitt PLC	141,271
14,308	Mondi PLC	189,620
139,563	National Grid PLC	1,780,085
3,112	Next PLC	211,129
220,196	Old Mutual PLC	702,562
28,315	Pearson PLC	516,054
12,791	Pennon Group PLC	136,469
9,435	Persimmon PLC	158,594
9,435	Persimmon PLC, Class C	11,014
4,458	Petrofac Ltd.	93,669
80,040	Prudential PLC	1,376,546
11,557	Reckitt Benckiser Group PLC	844,685
20,141	Reed Elsevier PLC	235,733
58,260	Rentokil Initial PLC	86,006
81,263	Resolution Ltd.	333,775
36,263	Rexam PLC	291,511
34,951	Rio Tinto PLC	1,587,871
33,955	Rolls-Royce Holdings PLC	597,178
4,040,645	Rolls-Royce Holdings PLC (Preference), Class C(a)	6,289
154,658	Royal Bank of Scotland Group PLC(a)	737,294
225,957	Royal Dutch Shell PLC, Class A	7,708,818
159,920	Royal Dutch Shell PLC, Class B	5,607,709
242,775	RSA Insurance Group PLC	420,553
14,236	SABMiller PLC	768,513
31,431	Sage Group PLC (The)	165,102
2,088	Schroders PLC	75,882
1,221	Schroders PLC NVTG	35,157
32,993	Segro PLC REIT	136,797
15,058	Serco Group PLC	144,953
9,599	Severn Trent PLC	272,055
5,071	Shire PLC	158,008

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,205	Smith & Nephew PLC	$219,547
11,099	Smiths Group PLC	215,931
46,308	SSE PLC	1,122,189
54,339	Standard Chartered PLC	1,367,550
81,330	Standard Life PLC	473,670
14,467	Tate & Lyle PLC	190,152
111,461	Taylor Wimpey PLC	161,335
436,876	Tesco PLC	2,489,652
199,290	Thomas Cook Group PLC(a)	401,677
8,943	Travis Perkins PLC	199,597
41,807	TUI Travel PLC	204,510
8,304	Tullow Oil PLC	129,373
9,402	UBM PLC	107,116
24,756	Unilever PLC	1,073,453
30,242	United Utilities Group PLC	348,544
8,233	Vedanta Resources PLC	154,919
18,945	Vesuvius PLC	102,611
2,804,724	Vodafone Group PLC	8,564,669
3,032	Weir Group PLC (The)	104,007
3,628	Whitbread PLC	144,271
22,592	William Hill PLC	149,791
145,120	William Morrison Supermarkets PLC	659,751
35,307	WPP PLC	584,688
		101,296,106
	Total Common Stocks and Other Equity Interests (Cost $511,540,559)	535,966,440
	Rights—0.1%
	Netherlands—0.1%
266,179	Koninklijke (Royal) KPN NV, expiring 06/14/13(a)(b)	357,949
	Spain—0.0%
2,812	Bankia SA, expiring 06/14/13(a)	4,597
	Total Rights (Cost $742,181)	362,546
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $512,282,740)—99.7%	536,328,986
Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.5%
24,038,480	Invesco Liquid Assets Portfolio—Institutional Class (Cost $24,038,480)(c)(d)	$24,038,480
	Total Investments (Cost $536,321,220)—104.2%	560,367,466
	Liabilities in excess of other assets—(4.2)%	(22,606,249)
	Net Assets—100.0%	$537,761,217

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipts

NVTG—Non-Voting Shares

PPS—Price Protected Shares

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2013.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

25

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Industrials	22.8
Financials	19.2
Consumer Discretionary	17.9
Materials	11.5
Information Technology	8.6
Consumer Staples	7.7
Health Care	4.6
Energy	4.6
Utilities	1.9
Telecommunication Services	1.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.0%
13,957	Abacus Property Group REIT	$33,902
18,014	Adelaide Brighton Ltd.	63,578
7,028	Als Ltd.	71,422
57,909	Alumina Ltd.(a)	58,008
3,359	Ansell Ltd.	55,092
69,061	APN News & Media Ltd.	30,109
12,868	Aristocrat Leisure Ltd.	52,629
28,392	Atlas Iron Ltd.	24,609
11,425	Ausdrill Ltd.	17,967
13,367	Australand Property Group REIT	52,034
12,831	Australian Agricultural Co. Ltd.(a)	15,583
6,594	Automotive Holdings Group Ltd.	27,859
30,218	AWE Ltd.(a)	40,464
37,361	Beach Energy Ltd.	52,744
94,611	Billabong International Ltd.(a)	46,650
43,024	Boart Longyear Group	42,651
7,070	Bradken Ltd.	37,723
13,628	BWP Trust REIT	34,235
6,027	Cabcharge Australia Ltd.	29,905
3,521	Cardno Ltd.	23,794
26,616	Challenger Ltd.	116,041
7,251	Charter Hall Group REIT	32,065
12,588	Charter Hall Retail REIT	56,057
995	Cochlear Ltd.	68,148
91,569	Commonwealth Property Office Fund REIT	110,262
7,527	DuluxGroup Ltd.	36,645
65,174	Emeco Holdings Ltd.	31,121
26,926	Envestra Ltd.	29,348
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,543	Federation Centres REIT	$28,455
21,167	FKP Property Group	36,254
2,564	Fleetwood Corp. Ltd.	22,756
1,254	Flight Centre Ltd.	49,686
16,201	Fortescue Metals Group Ltd.	58,861
4,820	GrainCorp Ltd., Class A	64,144
4,350	GUD Holdings Ltd.	32,918
83,310	Gunns Ltd.(a)	0
17,947	GWA International Ltd.	48,251
29,690	Harvey Norman Holdings Ltd.	92,459
9,780	Iluka Resources Ltd.	90,862
5,798	Independence Group NL	19,861
22,545	Investa Office Fund REIT	76,761
1,946	Invocare Ltd.	23,574
6,240	IOOF Holdings Ltd.	57,131
2,716	Iress Ltd.	23,570
4,496	JB Hi-Fi Ltd.	74,673
51,238	Kagara Ltd.(a)	0
5,013	Kingsgate Consolidated Ltd.	11,240
27,140	Lynas Corp. Ltd.(a)	14,227
74,615	Macmahon Holdings Ltd.	13,942
2,469	Mineral Resources Ltd.	24,989
1,971	Monadelphous Group Ltd.	42,823
38,815	Mount Gibson Iron Ltd.	19,944
37,778	Myer Holdings Ltd.	125,882
5,642	Navitas Ltd.	31,685
5,827	New Hope Corp. Ltd.	22,622
10,036	NRW Holdings Ltd.	13,543
9,339	Nufarm Ltd.	40,716

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,679	Oil Search Ltd.	$105,502
53,706	Pacific Brands Ltd.	47,945
29,021	Paladin Energy Ltd.(a)	22,745
13,801	PanAust Ltd.	33,237
1,420	Perpetual Ltd.	60,730
3,930	Platinum Asset Management Ltd.	20,602
5,048	Premier Investments Ltd.	45,327
19,533	Primary Health Care Ltd.	106,856
10,704	Programmed Maintenance Services Ltd.	26,778
2,186	Ramsay Health Care Ltd.	72,591
14,580	Resolute Mining Ltd.	14,454
6,199	SAI Global Ltd.	22,715
3,335	Seek Ltd.	38,704
2,699	Seven Group Holdings Ltd.	26,028
34,776	Seven West Media Ltd.	72,198
91,672	Sigma Pharmaceuticals Ltd.	69,467
8,261	Skilled Group Ltd.	24,440
30,170	Southern Cross Media Group Ltd.	48,699
61,801	SP Ausnet	80,511
23,209	Spark Infrastructure Group	43,125
14,858	St. Barbara Ltd.(a)	9,254
1,526	Super Retail Group Ltd.	20,846
131,917	Ten Network Holdings Ltd.(a)	42,450
44,641	Transfield Services Ltd.	73,912
53,739	Transpacific Industries Group Ltd.(a)	54,110
179,541	Virgin Australia Holdings Ltd.(a)	31,439
7,476	Whitehaven Coal Ltd.	15,133
		3,682,272
	Austria—0.7%
703	Amag Austria Metall AG	21,734
3,976	CA Immobilien Anlagen AG(a)	55,958
2,847	Conwert Immobilien Invest SE	32,254
2,415	EVN AG	32,635
528	Flughafen Wien AG(a)	32,766
378	Lenzing AG	31,302
269	Mayr-Melnhof Karton AG	28,961
1,882	Oesterreichische Post AG	83,493
1,264	RHI AG	41,820
228	Schoeller-Bleckmann Oilfield Equipment AG	22,322
742	Strabag SE	17,105
1,810	Verbund AG	39,672
6,405	Wienerberger AG	78,955
		518,977
	Belgium—1.0%
831	Ackermans & van Haaren NV	70,808
10,201	AGFA-Gevaert NV(a)	18,425
317	Barco NV	28,231
712	Befimmo SCA Sicafi REIT	49,395
420	Cie d'Entreprises CFE	25,582
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
648	Cofinimmo REIT	$78,128
1,129	Elia System Operator SA/NV	49,834
319	EVS Broadcast Equipment SA	21,659
615	Gimv NV	31,687
4,314	Mobistar SA	103,002
18,714	Nyrstar	91,042
470	Sofina SA	44,770
814	Telenet Group Holding NV	43,995
1,869	Tessenderlo Chemie NV	52,904
273	Warehouses De Pauw SCA REIT	17,456
		726,918
	Bermuda—0.6%
57,951	Aquarius Platinum Ltd.(a)	38,107
24,932	Archer Ltd.(a)	16,327
24,000	Biosensors International Group Ltd.(a)	23,383
27,404	BW Offshore Ltd.	25,895
44,272	Frontline Ltd.(a)	82,284
48,287	Golden Ocean Group Ltd.(a)	46,550
9,036	Hiscox Ltd.	78,897
70,000	Huabao International Holdings Ltd.	32,111
8,000	Luk Fook Holdings International Ltd.	22,679
54,000	Midland Holdings Ltd.	24,910
162,000	Pacific Andes Resources Development Ltd.	17,757
25,000	Ports Design Ltd.	19,554
		428,454
	Canada—9.0%
26,051	Advantage Oil & Gas Ltd.(a)	103,339
4,188	Aecon Group, Inc.	51,629
8,518	AGF Management Ltd., Class B	97,387
11,978	Alacer Gold Corp.	35,963
1,470	Alamos Gold, Inc.	20,563
3,954	Algonquin Power & Utilities Corp.	31,291
699	Allied Properties Real Estate Investment Trust REIT	23,968
1,586	Artis Real Estate Investment Trust REIT	26,853
1,558	Astral Media, Inc., Class A	75,898
7,255	Athabasca Oil Corp.(a)	52,581
6,228	Atlantic Power Corp.	29,349
2,249	ATS Automation Tooling Systems, Inc.(a)	22,739
11,239	AuRico Gold, Inc.	57,879
4,314	Aurizon Mines Ltd.(a)	18,528
6,256	Bankers Petroleum Ltd.(a)	15,673
1,171	Bell Aliant, Inc.	31,363
2,604	Birchcliff Energy Ltd.(a)	20,452
7,682	Blackpearl Resources, Inc.(a)	16,802
787	Boardwalk REIT	51,538
8,240	CAE, Inc.	89,212
1,190	Calfrac Well Services Ltd.	30,275
1,987	Calloway REIT	59,678
5,284	Canaccord Financial, Inc.	30,206

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,018	Canadian REIT	$48,246
1,524	Canadian Apartment Properties REIT	39,454
1,937	Canadian Western Bank	54,806
2,540	Canexus Corp.	23,813
2,761	Canfor Corp.(a)	57,754
4,858	Capital Power Corp.	106,303
17,753	Capstone Mining Corp.(a)	36,006
1,068	Catamaran Corp.(a)	61,764
953	CCL Industries, Inc., Class B	59,652
7,503	Centerra Gold, Inc.	31,404
2,828	Chartwell Retirement Residences	32,080
2,526	Cineplex, Inc.	85,987
7,864	CML Healthcare, Inc.	60,435
1,047	Cogeco Cable, Inc.	46,674
1,661	Cominar REIT	39,632
200	Constellation Software, Inc	27,340
3,033	Corus Entertainment, Inc., Class B	74,600
6,286	Cott Corp.	69,181
6,482	Crew Energy, Inc.(a)	45,046
3,235	Davis + Henderson Corp.	75,709
1,659	Detour Gold Corp.(a)	19,990
802	Dollarama, Inc.	58,843
1,707	Dominion Diamond Corp.(a)	27,102
1,624	Dorel Industries, Inc., Class B	70,233
1,866	Dundee Corp., Class A(a)	69,883
2,866	Dundee Precious Metals, Inc.(a)	18,407
1,127	Dundee Real Estate Investment Trust, Class A REIT	41,468
10,518	Eldorado Gold Corp.	83,341
1,179	Empire Co. Ltd., Class A	80,292
2,893	Enerflex Ltd.	39,979
5,368	Ensign Energy Services, Inc.	90,512
9,551	Extendicare, Inc.	53,459
2,783	First Capital Realty, Inc.	53,842
1,421	FirstService Corp.(a)	47,087
1,616	Franco-Nevada Corp.	70,466
1,475	Genivar, Inc.	36,661
2,240	Genworth MI Canada, Inc.	55,786
3,333	Gibson Energy, Inc.	86,982
1,727	Gildan Activewear, Inc.	69,554
3,903	GMP Capital, Inc.	20,798
14,228	Golden Star Resources Ltd.(a)	15,418
1,200	Granite Real Estate Investment Trust REIT	47,661
2,343	Great Canadian Gaming Corp.(a)	21,873
3,455	H&R Real Estate Investment Trust REIT	85,014
856	Home Capital Group, Inc.	49,189
7,382	HudBay Minerals, Inc.	58,713
1,406	Imperial Metals Corp.(a)	17,431
1,688	Innergex Renewable Energy, Inc.	17,084
5,204	InnVest REIT	25,869
2,505	Jean Coutu Group (PJC), Inc. (The), Class A	41,715
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,029	Just Energy Group, Inc.	$94,285
2,091	Keyera Corp.	130,821
41,962	Lake Shore Gold Corp.(a)	17,104
1,614	Laurentian Bank of Canada	70,940
6,471	Legacy Oil + Gas, Inc.(a)	34,226
2,432	Linamar Corp.	57,666
23,298	Lundin Mining Corp.(a)	91,724
482	MacDonald Dettwiler & Associates Ltd.	34,871
3,147	Major Drilling Group International	23,559
2,590	Manitoba Telecom Services, Inc.	84,097
4,299	Maple Leaf Foods, Inc.	56,930
4,846	Martinrea International, Inc.(a)	41,096
2,637	MEG Energy Corp.(a)	75,556
1,662	Morguard REIT	30,254
3,489	Mullen Group Ltd.	75,826
8,989	New Gold, Inc.(a)	72,209
4,433	Niko Resources Ltd.	29,352
2,143	North West Co., Inc. (The)	54,158
2,921	Northland Power, Inc.	56,773
3,904	Nuvista Energy Ltd.(a)	28,411
11,308	OceanaGold Corp.(a)	24,508
1,222	Open Text Corp.(a)	79,976
7,327	Osisko Mining Corp.(a)	30,959
3,499	Pan American Silver Corp.	46,092
4,133	Parkland Fuel Corp.	68,414
1,148	Pason Systems, Inc.(a)	19,688
100,780	Petrobank Energy & Resources Ltd.(a)	68,132
7,199	Petrominerales Ltd.	39,794
2,767	Peyto Exploration & Development Corp.	79,776
5,060	Progressive Waste Solutions Ltd.	112,936
4,332	Reitmans (Canada) Ltd., Class A	38,115
1,902	Ritchie Bros Auctioneers, Inc.	38,575
9,562	RONA, Inc.	99,817
3,544	Russel Metals, Inc.	96,012
4,242	Savanna Energy Services Corp.	29,732
8,501	SEMAFO, Inc.	16,143
963	ShawCor Ltd.	38,746
2,547	Silver Standard Resources, Inc.(a)	18,308
2,358	Silver Wheaton Corp.	57,740
5,798	Silvercorp Metals, Inc.	16,947
1,159	Stantec, Inc.	49,639
8,938	Superior Plus Corp.	115,518
7,847	Taseko Mines Ltd.(a)	18,489
23,411	Thompson Creek Metals Co., Inc.(a)	70,057
2,424	Toromont Industries Ltd.	53,500
1,680	Tourmaline Oil Corp.(a)	66,759
6,179	Transcontinental, Inc., Class A	79,676
4,131	TransForce, Inc.	81,647
5,340	Trican Well Service Ltd.	69,866
1,082	Trilogy Energy Corp.	31,680
9,242	Trinidad Drilling Ltd.	63,215

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,622	Turquoise Hill Resources Ltd.(a)	$53,802
730	West Fraser Timber Co. Ltd.	63,837
1,317	Westshore Terminals Investment Corp.	37,971
		6,579,628
	Cayman Islands—0.9%
6,500	AAC Technologies Holdings, Inc.	31,702
208,500	China Rongsheng Heavy Industries Group Holdings Ltd.	30,359
14,600	Chow Tai Fook Jewellery Group Ltd.	19,641
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	25,606
52,000	Ju Teng International Holdings Ltd.	33,838
9,200	MGM China Holdings Ltd.(a)	21,694
20,000	Minth Group Ltd.	35,771
19,000	Pacific Textile Holdings Ltd.	23,454
3,426	Phoenix Group Holdings	33,833
21,200	Sands China Ltd.	111,182
60,000	TCC International Holdings Ltd.	17,086
34,000	Tingyi Cayman Islands Holding Corp.	93,975
72,000	Want Want China Holdings Ltd.	114,115
16,000	Wynn Macau Ltd.(a)	48,553
15,000	Yingde Gases Group Co. Ltd.	14,438
		655,247
	China—0.5%
1,545,000	Semiconductor Manufacturing International Corp.(a)	111,486
149,150	Shui On Land Ltd.	49,585
10,000	Stella International Holdings Ltd.	29,444
32,000	Sun Art Retail Group Ltd.	44,697
87,000	Yangzijiang Shipbuilding Holdings Ltd.	67,105
26,000	Yanlord Land Group Ltd.	29,765
		332,082
	Cyprus—0.1%
55,060	Songa Offshore SE(a)	54,706
	Denmark—1.2%
7,910	Alm. Brand A/S(a)	28,535
1,015	Chr. Hansen Holding A/S	36,616
968	Coloplast A/S, Class B	52,723
957	D/S Norden A/S	29,616
1,617	East Asiatic Co. Ltd. A/S(a)	28,309
2,624	GN Store Nord A/S	47,980
3,268	H. Lundbeck A/S	65,418
1,252	NKT Holding A/S	46,272
2,559	Novozymes A/S, Class B	88,468
1,376	Pandora A/S	42,047
255	Rockwool International A/S, Class B	33,707
226	Royal Unibrew A/S	20,502
747	Schouw & Co. A/S	24,768
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
148	Simcorp A/S	$43,314
4,085	Sydbank A/S(a)	93,187
2,584	Topdanmark A/S(a)	66,348
806	Tryg A/S	69,868
318	William Demant Holding(a)	25,474
		843,152
	Finland—1.6%
5,035	Amer Sports Oyj	85,765
2,784	Cargotec Corp., Class B	82,988
6,046	Citycon Oyj	19,609
1,731	Cramo Oyj	22,822
5,730	Finnair Oyj	18,886
5,462	Huhtamaki Oyj	102,400
4,877	Kemira Oyj	73,879
2,687	Konecranes Oyj	97,562
7,067	Metsa Board Oyj	21,988
3,706	Orion Oyj, Class B	106,515
124,632	Outokumpu Oyj(a)	86,676
4,056	Outotec Oyj	59,250
3,197	Ramirent Oyj	31,696
16,444	Rautaruukki Oyj	105,884
8,404	Sanoma Oyj	68,473
8,371	Sponda Oyj	44,697
2,185	Stockmann Oyj Abp, Class B	31,630
3,973	Tieto Oyj	85,170
2,299	Uponor Oyj	34,068
		1,179,958
	France—3.8%
835	Alten Ltd.	30,120
5,477	Altran Technologies SA(a)	43,181
988	April	15,917
1,834	Beneteau SA(a)	19,223
370	bioMerieux	35,215
149	Bollore SA	62,861
2,671	Bourbon SA	72,929
6,304	Bull(a)	20,279
758	Bureau Veritas SA	92,989
312	Ciments Francais SA	17,066
1,699	Club Mediterranee SA(a)	28,895
709	Dassault Systemes SA	86,557
11,757	Derichebourg SA(a)	47,571
544	Eramet	58,173
2,724	Etablissements Maurel et Prom	46,382
667	Euler Hermes SA	63,755
4,004	Euro Disney SCA(a)	25,655
90	Eurofins Scientific(a)	19,578
339	Faiveley Transport	20,510
843	Gecina SA REIT	101,483
11,989	Groupe Eurotunnel SA	100,481
3,360	Groupe Steria SCA	49,658

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,293	Havas SA	$62,980
80	Hermes International	27,011
319	Iliad SA	73,011
1,533	Imerys SA	100,550
563	Ingenico	37,774
1,031	Ipsen SA	36,870
1,296	Ipsos	43,485
2,112	JC Decaux SA	58,112
1,512	Medica SA	28,027
1,980	Mercialys SA REIT	44,234
1,012	Mersen	23,416
5,568	Metropole Television SA	93,302
1,676	Nexity	60,323
1,142	Orpea	49,685
33,203	PagesJaunes Groupe(a)	70,040
977	Plastic Omnium SA	47,749
1,585	Rallye SA	62,753
406	Remy Cointreau SA	47,323
1,033	Rubis	66,441
535	SA des Ciments Vicat	31,740
1,560	Saft Groupe SA	38,440
1,255	SEB SA	91,069
1,171	Sechilienne-Sidec	21,598
3,872	Sequana SA(a)	28,536
766	Societe BIC SA	81,832
321	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	37,839
8,975	Societe Television Francaise 1	95,052
6,410	SOITEC(a)	23,240
221	Sopra Group SA	17,030
2,558	Teleperformance	112,708
7,797	UbiSoft Entertainment SA(a)	87,068
195	Vilmorin & Cie	24,938
84	Virbac SA	17,166
		2,799,820
	Germany—3.8%
3,182	Aareal Bank AG(a)	76,562
8,059	Air Berlin PLC(a)	23,927
2,892	Aixtron SE	41,293
3,035	Alstria Office AG REIT	36,812
1,858	Axel Springer AG	78,387
1,149	Bauer AG	32,940
1,608	BayWa AG	80,973
638	Bechtle AG	28,262
1,394	Deutsche Euroshop AG	59,794
428	Deutsche Postbank AG(a)	18,573
2,051	Deutsche Wohnen AG	36,207
9,143	Deutz AG(a)	49,518
1,748	DIC Asset AG	19,676
134	Draegerwerk AG & Co. KGAA	14,275
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
266	Draegerwerk AG & Co. KGaA (Preference)	$32,829
193	Duerr AG	21,980
744	ElringKlinger AG	24,311
349	Fielmann AG	33,709
1,726	Fraport AG	103,265
678	Fuchs Petrolub AG	51,729
348	Fuchs Petrolub AG (Preference)	29,359
1,050	Gerresheimer AG	60,017
522	Gerry Weber International AG	22,921
345	Gfk SE	19,709
2,092	Gildemeister AG	47,205
1,500	GSW Immobilien AG	60,257
1,325	H&R Wasag AG	16,145
1,300	Hamburger Hafen und Logistik AG	28,005
17,923	Heidelberger Druckmaschinen AG(a)	39,343
475	Hugo Boss AG	55,335
618	Indus Holding AG	20,345
12,862	IVG Immobilien AG(a)	10,819
2,131	Jenoptik AG	24,468
953	Jungheinrich AG (Preference)	39,358
4,441	Kloeckner & Co. SE(a)	53,585
4,780	Kontron AG	25,958
597	Krones AG	41,566
42	KSB AG (Preference)	23,810
672	KUKA AG(a)	30,389
2,321	Leoni AG	104,759
1,032	MTU Aero Engines Holding AG	97,745
6,209	Nordex SE(a)	46,734
869	Norma Group AG	30,687
333	Pfeiffer Vacuum Technology AG	40,496
3,156	ProSiebenSat.1 Media AG (Preference)	120,998
122	Puma SE	37,831
973	Rheinmetall AG	46,136
3,333	Rhoen Klinikum AG	71,274
1,247	SGL Carbon SE	42,630
815	Sixt AG	17,708
1,051	Sixt AG (Preference)	20,092
979	SMA Solar Technology AG	24,265
1,683	Software AG	58,900
2,547	Stada Arzneimittel AG	103,257
2,435	Suedzucker AG	98,267
1,538	TAG Immobilien AG	18,655
1,949	United Internet AG	53,498
469	Vossloh AG	51,321
1,105	Wacker Chemie AG	84,525
2,102	Wincor Nixdorf AG	110,740
907	Wirecard AG	24,358
		2,818,492
	Gibraltar—0.0%
12,050	Bwin.Party Digital Entertainment PLC	25,056

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—0.8%
20,808	Ellaktor SA(a)	$56,787
102,124	Eurobank Ergasias SA(a)	26,389
1,796	Folli Follie Group(a)	37,601
4,722	Hellenic Exchanges SA Holding Clearing Settlement and Registry	31,688
5,298	Hellenic Petroleum SA	58,673
13,098	Intralot SA Integrated Lottery Systems & Services	35,918
3,690	JUMBO SA(a)	34,784
104,489	Marfin Investment Group Holdings SA(a)	46,149
1,276	Metka SA	19,397
6,889	Motor Oil (Hellas) Corinth Refineries SA	76,111
8,559	Mytilineos Holdings SA(a)	53,036
308,495	Piraeus Bank SA(a)	86,225
1,757	Titan Cement Co. SA(a)	32,662
16,568	TT Hellenic Postbank SA(a)	0
4,169	Viohalco Hellenic Copper and Aluminum Industry SA(a)	25,668
		621,088
	Hong Kong—2.7%
4,512	ASM Pacific Technology Ltd.	46,512
8,935	Cafe de Coral Holdings Ltd.	28,380
121,213	Champion REIT	63,726
6,000	Cheung Kong Infrastructure Holdings Ltd.	43,528
32,134	China Mengniu Dairy Co. Ltd.	90,473
129,799	China Travel International Investment Hong Kong Ltd.	26,426
7,000	Chow Sang Sang Holdings International Ltd.	18,942
14,498	Dah Sing Banking Group Ltd.	21,334
6,527	Dah Sing Financial Holdings Ltd.	34,273
198,000	Foxconn International Holdings Ltd.(a)	76,540
13,000	Galaxy Entertainment Group Ltd.(a)	58,211
41,315	Giordano International Ltd.	41,312
15,000	Great Eagle Holdings Ltd.	63,590
31,200	HKR International Ltd.	15,599
54,604	Hopewell Highway Infrastructure Ltd.	26,948
14,215	Hopewell Holdings Ltd.	54,951
19,000	Hysan Development Co. Ltd.	94,136
51,583	Johnson Electric Holdings Ltd.	35,161
44,000	K Wah International Holdings Ltd.	24,039
20,313	Kowloon Development Co. Ltd.	26,907
640,000	Lai Sun Development(a)	19,215
9,000	Lifestyle International Holdings Ltd.	19,877
93,200	New World China Land Ltd.	40,952
43,000	NWS Holdings Ltd.	76,796
151,000	Pacific Basin Shipping Ltd.	86,196
24,000	Road King Infrastructure Ltd.	22,730
40,000	Shangri-La Asia Ltd.	77,314
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
168,000	Shougang Fushan Resources Group Ltd.	$65,593
68,174	Shun Tak Holdings Ltd.	35,841
112,000	Singamas Container Holdings Ltd.	27,421
31,000	SJM Holdings Ltd.	78,133
14,500	SmarTone Telecommunications Holding Ltd.	25,821
50,000	Sunlight Real Estate Investment Trust REIT	21,906
33,818	Techtronic Industries Co.	80,791
8,325	Television Broadcasts Ltd.	62,701
38,857	Texwinca Holdings Ltd.	45,363
106,000	TPV Technology Ltd.	27,454
44,000	Truly International Holdings	23,472
16,000	Vitasoy International Holdings Ltd.	19,380
7,470	VTech Holdings Ltd.	95,293
5,425	Wing Hang Bank Ltd.	57,007
54,000	Xinyi Glass Holdings Co. Ltd.	36,948
35,000	Yuexiu Real Estate Investment Trust REIT	19,618
		1,956,810
	Ireland—0.7%
13,755	Aer Lingus Group PLC	25,062
10,331	C&C Group PLC	64,288
1,543	Elan Corp. PLC(a)	17,810
4,270	Glanbia PLC	57,140
13,561	Grafton Group PLC	94,418
32,096	Greencore Group PLC	53,201
7,081	James Hardie Industries PLC CDI	74,533
5,610	Kingspan Group PLC	67,831
425	Paddy Power PLC	35,749
10,644	United Drug PLC	50,180
		540,212
	Isle of Man—0.1%
11,627	Lamprell PLC	26,149
2,831	Playtech Ltd.	27,010
		53,159
	Israel—1.3%
11,944	Africa-Israel Investments Ltd.(a)	28,934
1,360	Azrieli Group	39,318
5,766	Clal Industries Ltd.	22,929
2,241	Clal Insurance Enterprise Holdings Ltd.	37,078
2,360	Delek Automotive Systems Ltd.	25,348
1,363	Elbit Systems Ltd.	56,863
2,019	First International Bank of Israel Ltd.(a)	29,405
2,413	Gazit-Globe Ltd.	32,153
972	Harel Insurance Investments & Financial Services Ltd.	48,336
55,725	Israel Discount Bank Ltd., Class A(a)	93,505
15,757	Migdal Insurance & Financial Holding Ltd.	25,807
5,611	Mizrahi Tefahot Bank Ltd.(a)	57,370
1,402	NICE Systems Ltd.(a)	49,179
99,324	Oil Refineries Ltd.(a)	52,136

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,978	Ormat Industries Ltd.(a)	$17,684
1,145	Osem Investments Ltd.	23,172
16,445	Partner Communications Co. Ltd.	113,442
344	Paz Oil Co. Ltd.(a)	53,757
12,036	Shikun & Binui Ltd.	25,184
9,182	Shufersal Ltd.	33,412
2,194	Strauss Group Ltd.	32,296
2,612	Tower Semiconductor Ltd.(a)	17,114
		914,422
	Italy—2.8%
3,788	ACEA SpA	25,944
3,688	Ansaldo STS SpA	38,096
5,221	Astaldi SpA	36,103
3,997	Astm SpA	47,690
6,629	Autogrill SpA	85,867
1,417	Azimut Holding SpA	26,379
100,329	Banca Carige SpA	73,015
29,635	Banca Piccolo Credito Valtellinese Scarl	37,117
15,815	Banca Popolare di Sondrio Scarl	91,784
67,529	Beni Stabili SpA REIT	47,631
1,614	Brembo SpA	26,450
5,732	Buzzi Unicem SpA	87,738
35,893	CIR-Compagnie Industriali Riunite SpA	41,501
6,324	Credito Emiliano SpA	36,185
847	Danieli & C. Officine Meccaniche SpA	21,619
2,596	Danieli & C. Officine Meccaniche SpA RSP	43,501
6,318	Davide Campari-Milano SpA	51,394
1,253	De'Longhi SpA	19,014
9,094	ERG SpA	87,164
10,522	Gemina SpA(a)	20,129
7,336	Geox SpA	22,245
31,358	Hera SpA	63,874
5,613	Indesit Co. SpA	44,142
2,438	Interpump Group SpA	21,471
85,406	Iren SpA	87,264
8,328	Italcementi SpA	51,714
14,304	Italcementi SpA RSP	44,129
411	Italmobiliare SpA(a)	8,394
1,064	Italmobiliare SpA RSP(a)	13,993
3,941	Lottomatica Group SpA	100,591
2,069	Marr SpA	24,986
12,663	Mediolanum SpA	85,394
99,546	Milano Assicurazioni SpA(a)	65,253
21,574	Parmalat SpA	66,557
13,919	Piaggio & C. SpA	35,784
3,600	Prada SpA	32,449
15,086	RCS MediaGroup SpA(a)	14,649
4,159	Recordati SpA	42,934
3,043	Safilo Group SpA(a)	49,948
75,744	Saras SpA(a)	100,959
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,909	Societa' Cattolica di Assicurazioni Scarl(a)	$37,526
3,696	Societa Iniziative Autostradali e Servizi SpA	33,476
10,482	Sorin SpA(a)	29,408
260	Tod's SpA	37,775
3,475	Trevi Finanziaria SpA	26,572
		2,085,808
	Japan—33.9%
600	ABC-Mart, Inc.	22,482
48	Accordia Golf Co. Ltd.	54,549
1,760	ACOM Co. Ltd.(a)	71,910
5,200	ADEKA Corp.	46,763
1,300	Aderans Co. Ltd.	21,713
3,900	Advantest Corp.	58,374
1,200	AEON Delight Co. Ltd.	24,872
3,200	AEON Financial Service Co. Ltd.	95,957
2,400	AEON Mall Co. Ltd.	77,241
1,900	Aica Kogyo Co. Ltd.	38,308
400	Aichi Bank Ltd. (The)	22,872
7,000	Aichi Steel Corp.	28,601
9,102	Aiful Corp.(a)	103,812
400	Ain Pharmaciez, Inc.	19,567
4,000	Air Water, Inc.	64,675
7,300	Akebono Brake Industry Co. Ltd.	35,072
1,400	Alpen Co. Ltd.	29,248
3,400	Alpine Electronics, Inc.	34,660
2,900	Amano Corp.	30,992
2,000	Anritsu Corp.	29,874
12,200	AOC Holdings, Inc.	42,833
800	AOKI Holdings, Inc.	24,679
10,000	Aomori Bank Ltd. (The)	29,771
4,600	Aoyama Trading Co. Ltd.	137,561
14,000	Aozora Bank Ltd.	43,835
1,100	ARC Land Sakamoto Co. Ltd.	23,534
3,100	Arcs Co. Ltd.	61,484
2,500	Asahi Diamond Industrial Co. Ltd.	26,204
1,200	Asahi Holdings, Inc.	24,293
2,300	Asatsu-DK, Inc.	58,864
4,900	ASICS Corp.	88,382
1,600	ASKUL Corp.	28,400
6,000	Autobacs Seven Co. Ltd.	101,139
600	Avex Group Holdings, Inc.	17,142
10,000	Awa Bank Ltd. (The)	59,131
4,900	Azbil Corp.	105,737
800	Bank of Iwate Ltd. (The)	34,411
7,000	Bank of Nagoya Ltd. (The)	33,200
800	Bank of Okinawa Ltd. (The)	38,846
2,400	Bank of The Ryukyus Ltd.	35,454
12,100	Best Denki Co. Ltd.(a)	26,582
95	BIC Camera, Inc.	41,692
300	Calbee, Inc.	29,689

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,000	Calsonic Kansei Corp.	$95,062
900	Canon Electronics, Inc.	18,322
5,100	Canon Marketing Japan, Inc.	74,346
2,400	Capcom Co. Ltd.	39,544
1,200	Cawachi Ltd.	26,991
17,000	Central Glass Co. Ltd.	60,035
1,800	Century Tokyo Leasing Corp.	53,107
2,100	Chiba Kogyo Bank Ltd. (The)(a)	19,058
1,300	Chiyoda Co. Ltd.	37,541
6,000	Chiyoda Corp.	61,534
1,700	Chori Co. Ltd.	19,180
4,000	Chugoku Marine Paints Ltd.	20,162
2,900	CKD Corp.	21,167
2,000	Coca-Cola Central Japan Co. Ltd.	30,182
5,400	Coca-Cola West Co. Ltd.	100,505
1,600	Cocokara Fine, Inc.	60,446
2,000	Colowide Co. Ltd.	20,060
7,100	COMSYS Holdings Corp.	94,025
2,600	Daibiru Corp.	36,247
27,900	Daiei, Inc. (The)(a)	109,412
5,000	Daifuku Co. Ltd.	44,195
8,000	Daihen Corp.	24,310
14,000	Daikyo, Inc.	54,040
4,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,643
12,000	Dainippon Screen Manufacturing Co. Ltd.(a)	61,842
5,600	Dainippon Sumitomo Pharma Co. Ltd.	102,905
6,000	Daio Paper Corp.	35,972
15,000	Daishi Bank Ltd. (The)	59,285
27,000	Daiwabo Holdings Co. Ltd.	51,001
5,400	DCM Holdings Co. Ltd.	53,329
2,000	DeNA Co. Ltd.	57,058
700	DISCO Corp.	45,201
2,000	Don Quijote Co. Ltd.	109,024
1,900	Doutor Nichires Holdings Co. Ltd.	27,112
14,000	DOWA Holdings Co. Ltd.	100,318
3,000	Duskin Co. Ltd.	60,918
400	DyDo Drinco, Inc.	17,904
800	Earth Chemical Co. Ltd.	28,293
2,800	EXEDY Corp.	70,137
5,000	Ezaki Glico Co. Ltd.	56,154
1,000	F.C.C. Co. Ltd.	25,346
2,600	FamilyMart Co. Ltd.	118,910
2,600	Fancl Corp.	28,400
1,500	Foster Electric Co. Ltd.	20,465
600	FP Corp.	39,852
31	Fuji Media Holdings, Inc.	67,308
3,000	Fuji Oil Co. Ltd.	47,613
800	Fuji Seal International, Inc.	22,527
2,100	Fuji Soft, Inc.	56,095
3,000	Fujitec Co. Ltd.	32,461
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,000	Fujitsu General Ltd.	$29,289
6,000	Fukuyama Transporting Co. Ltd.	33,446
2,900	Funai Electric Co. Ltd.	35,934
22,000	Furukawa Co. Ltd.	28,231
7,000	Furukawa-Sky Aluminum Corp.	21,630
2,600	Futaba Corp.	36,220
9,900	Futaba Industrial Co. Ltd.(a)	46,039
1,200	Fuyo General Lease Co. Ltd.	54,573
44	Geo Corp.	52,578
3,200	Glory Ltd.	88,007
17,000	Godo Steel Ltd.	27,923
1,010	Goldcrest Co. Ltd.	33,231
2,000	Gree, Inc.	25,644
22,000	GS Yuasa Corp.	93,276
18,000	Gunze Ltd.	46,936
9,000	H2O Retailing Corp.	100,339
20,000	Hachijuni Bank Ltd. (The)	135,920
1,700	Hamamatsu Photonics KK	69,895
21,000	Hanwa Co. Ltd.	79,119
113,000	Haseko Corp.(a)	164,726
11,400	Hazama Ando Corp.	26,800
1,600	Heiwa Corp.	33,163
2,300	Heiwa Real Estate Co. Ltd.	58,320
2,200	Heiwado Co. Ltd.	39,659
7,000	Higashi-Nippon Bank Ltd. (The)	17,750
12,000	Higo Bank Ltd. (The)	81,306
800	Hikari Tsushin, Inc.	43,609
800	Hirose Electric Co. Ltd.	114,978
900	HIS Co. Ltd.	38,805
1,600	Hisamitsu Pharmaceutical Co., Inc.	94,118
32,000	Hitachi Cable Ltd.(a)	55,518
2,500	Hitachi Capital Corp.	62,263
4,600	Hitachi High-Technologies Corp.	114,610
3,300	Hitachi Koki Co. Ltd.	28,626
3,000	Hitachi Kokusai Electric, Inc.	35,294
9,000	Hitachi Metals Ltd.	93,040
3,500	Hitachi Transport System Ltd.	55,621
45,500	Hitachi Zosen Corp.	75,670
400	Hogy Medical Co. Ltd.	24,638
19,000	Hokkoku Bank Ltd. (The)	80,556
8,000	Hokuetsu Kishu Paper Co. Ltd.	35,561
1,100	Hokuto Corp.	21,207
1,000	Horiba Ltd.	36,136
1,700	Hoshizaki Electric Co. Ltd.	56,632
5,700	Hosiden Corp.	32,535
4,400	House Foods Corp.	76,698
13,000	Hyakugo Bank Ltd. (The)	64,993
9,000	Hyakujushi Bank Ltd. (The)	35,571
900	IBJ Leasing Co. Ltd.	31,598
3,200	Iino Kaiun Kaisha Ltd.	22,240
1,100	Inaba Denki Sangyo Co. Ltd.	32,432

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,400	Inabata & Co. Ltd.	$26,632
7,000	Iseki & Co. Ltd.	25,439
38,000	Ishihara Sangyo Kaisha Ltd.(a)	33,549
5,600	IT Holdings Corp.	84,164
3,500	ITO EN Ltd.	84,257
1,200	ITOCHU Techno-Solutions Corp.	57,037
9,000	Itoham Foods, Inc.	41,392
13,000	Iwatani Corp.	57,787
10,000	Iyo Bank Ltd. (The)	104,712
3,000	Izumi Co. Ltd.	80,967
10,000	Jaccs Co. Ltd.	68,781
600	JAFCO Co. Ltd.	29,011
3,400	Japan Airport Terminal Co. Ltd.	52,496
3,000	Japan Aviation Electronics Industry Ltd.	25,870
2,300	Japan Petroleum Exploration Co. Ltd.	91,022
3,900	Japan Securities Finance Co. Ltd.	38,355
7,000	J-Oil Mills, Inc.	21,774
2,000	Joshin Denki Co. Ltd.	17,924
19,000	Juroku Bank Ltd. (The)	80,751
27,800	JVC KENWOOD Holdings, Inc.	71,919
1,000	Kadokawa Group Holdings, Inc.	31,362
2,700	Kagome Co. Ltd.	48,700
10,000	Kagoshima Bank Ltd. (The)	73,196
3,000	Kaken Pharmaceutical Co. Ltd.	53,249
4,500	Kamei Corp.	45,550
1,000	Kanamoto Co. Ltd.	23,119
12,000	Kandenko Co. Ltd.	54,450
10,000	Kansai Paint Co. Ltd.	128,221
16,000	Kansai Urban Banking Corp.(a)	21,846
1,100	Kato Sangyo Co. Ltd.	23,342
19,000	Kayaba Industry Co. Ltd.	103,573
12,000	Keihan Electric Railway Co. Ltd.	51,617
3,100	Keihin Corp.	50,664
11,000	Keisei Electric Railway Co. Ltd.	116,312
13,000	Keiyo Bank Ltd. (The)	79,940
76	Kenedix, Inc.(a)	55,005
7,800	Kewpie Corp.	117,789
7,000	Kikkoman Corp.	132,871
12,000	Kinden Corp.	87,465
600	Kintetsu World Express, Inc.	21,589
1,700	Kissei Pharmaceutical Co. Ltd.	36,894
5,300	Kitz Corp.	30,578
30,000	Kiyo Holdings, Inc.	52,356
1,100	Kobayashi Pharmaceutical Co. Ltd.	60,076
3,400	Kohnan Shoji Co. Ltd.	41,780
7,300	Kojima Co. Ltd.(a)	24,880
8,500	Kokuyo Co. Ltd.	68,499
2,100	Komeri Co. Ltd.	65,322
3,300	Komori Corp.	40,856
5,600	Konami Corp.	127,740
1,000	Konishi Co. Ltd.	18,561
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,800	Kose Corp.	$46,991
32,000	Kumagai Gumi Co. Ltd.(a)	38,764
16,000	Kurabo Industries Ltd.	30,059
9,000	KUREHA Corp.	31,783
2,700	Kuroda Electric Co. Ltd.	35,812
1,900	Kyoei Steel Ltd.	36,280
1,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,754
2,200	KYORIN Holdings, Inc.	58,811
4,600	Kyowa Exeo Corp.	54,259
20,500	Leopalace21 Corp.(a)	113,643
3,600	Lintec Corp.	65,525
17,000	Lion Corp.	99,302
1,100	Mabuchi Motor Co. Ltd.	59,511
13,000	Maeda Corp.	62,191
3,000	Maeda Road Construction Co. Ltd.	45,303
4,000	Makino Milling Machine Co. Ltd.	23,735
800	Mandom Corp.	29,278
5,000	Marudai Food Co. Ltd.	16,579
49,000	Maruha Nichiro Holdings, Inc.	98,091
3,000	Maruichi Steel Tube Ltd.	75,639
2,400	Matsui Securities Co. Ltd.(a)	30,182
2,500	Matsumotokiyoshi Holdings Co. Ltd.	71,502
2,000	Max Co. Ltd.	22,811
4,100	Megmilk Snow Brand Co. Ltd.	63,009
9,000	Meidensha Corp.	26,886
800	Meitec Corp.	20,589
2,300	Mikuni Coca-Cola Bottling Co. Ltd.	27,248
27,000	Minebea Co. Ltd.	86,203
1,200	Ministop Co. Ltd.	20,708
1,900	Miraca Holdings, Inc.	94,795
5,100	Mirait Holdings Corp.	55,079
2,400	Misawa Homes Co. Ltd.	42,920
2,300	MISUMI Group, Inc.	70,150
6,000	Mitsubishi Logistics Corp.	107,237
33,000	Mitsubishi Paper Mills Ltd.(a)	32,522
900	Mitsubishi Shokuhin Co. Ltd.	26,526
14,000	Mitsubishi Steel Manufacturing Co. Ltd.	30,038
22,700	Mitsubishi UFJ Lease & Finance Co. Ltd.	127,937
10,000	Mitsui Matsushima Co. Ltd.	19,300
6,000	Mitsui Sugar Co. Ltd.	18,848
6,000	Mitsui-Soko Co. Ltd.	40,838
14,100	Mitsumi Electric Co. Ltd.(a)	80,625
1,200	Miura Co. Ltd.	28,248
3,000	Mochida Pharmaceutical Co. Ltd.	39,914
5,200	Mori Seiki Co. Ltd.	65,234
11,000	Morinaga & Co. Ltd.	23,601
15,000	Morinaga Milk Industry Co. Ltd.	44,195
1,100	MOS Food Services, Inc.	21,953
1,700	Musashi Seimitsu Industry Co. Ltd.	40,995
2,200	Musashino Bank Ltd. (The)	93,502
3,300	Nabtesco Corp.	72,836

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Nachi-Fujikoshi Corp.	$35,643
6,200	Nagase & Co. Ltd.	79,306
24,000	Nagoya Railroad Co. Ltd.	74,407
3,800	Namura Shipbuilding Co. Ltd.	20,558
7,000	Nanto Bank Ltd. (The)	30,900
600	NEC Mobiling Ltd.	34,309
1,400	NEC Networks & System Integration Corp.	30,699
3,000	NET One Systems Co. Ltd.	26,270
2,200	Nexon Co. Ltd.	26,695
12,000	NHK Spring Co. Ltd.	129,843
6,000	Nichias Corp.	36,649
4,000	Nichicon Corp.	42,049
2,500	Nichii Gakkan Co.	25,434
1,000	Nichi-Iko Pharmaceutical Co. Ltd.	24,197
2,300	Nifco, Inc.	52,441
900	Nihon Kohden Corp.	34,601
2,000	Nihon Parkerizing Co. Ltd.	40,673
4,100	Nihon Unisys Ltd.	35,272
2,000	Nikkiso Co. Ltd.	28,375
4,000	Nippo Corp.	59,871
9,000	Nippon Carbon Co. Ltd.	21,066
10,000	Nippon Chemi-Con Corp.(a)	34,083
18,500	Nippon Coke & Engineering Co. Ltd.	23,930
8,000	Nippon Denko Co. Ltd.	27,923
3,000	Nippon Densetsu Kogyo Co. Ltd.	33,662
9,000	Nippon Flour Mills Co. Ltd.	41,854
8,000	Nippon Kayaku Co. Ltd.	115,306
5,000	Nippon Koei Co. Ltd.	19,659
2,200	Nippon Konpo Unyu Soko Co. Ltd.	33,968
9,000	Nippon Paint Co. Ltd.	106,714
5,000	Nippon Road Co. Ltd. (The)	29,874
1,000	Nippon Seiki Co. Ltd.	13,192
2,000	Nippon Shinyaku Co. Ltd.	31,065
12,000	Nippon Shokubai Co. Ltd.	117,770
2,300	Nippon Signal Co. Ltd.	18,535
9,000	Nippon Soda Co. Ltd.	41,854
39,000	Nippon Suisan Kaisha Ltd.(a)	75,670
3,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	28,796
2,700	Nippon Television Holdings, Inc.	47,702
4,000	Nippon Thompson Co. Ltd.	19,957
21,500	Nippon Yakin Kogyo Co. Ltd.(a)	29,355
7,900	Nipro Corp.	78,749
33,000	Nishimatsu Construction Co. Ltd.	63,012
34,000	Nishi-Nippon City Bank Ltd. (The)	113,438
11,000	Nishi-Nippon Railroad Co. Ltd.	45,057
7,100	Nissan Chemical Industries Ltd.	92,057
4,000	Nissan Shatai Co. Ltd.	53,383
1,900	Nissha Printing Co. Ltd.(a)	30,604
9,000	Nisshin Oillio Group Ltd. (The)	31,691
15,000	Nisshinbo Holdings, Inc.	108,870
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,200	Nissin Kogyo Co. Ltd.	$48,625
1,250	Nitori Holdings Co. Ltd.	94,190
4,000	Nittetsu Mining Co. Ltd.	19,341
7,000	Nitto Boseki Co. Ltd.(a)	24,648
1,400	Nitto Kogyo Corp.	20,825
9,000	NOF Corp.	48,414
5,600	Nomura Real Estate Holdings, Inc.	150,334
4,400	Nomura Research Institute Ltd.	132,574
7,000	Noritake Co. Ltd.	18,899
2,100	Noritz Corp.	44,518
1,000	NS Solutions Corp.	20,296
2,100	NSD Co. Ltd.	23,865
39	NTT Urban Development Corp.	57,653
200	OBIC Co. Ltd.	52,746
17,000	Ogaki Kyoritsu Bank Ltd. (The)	63,176
7,000	Oita Bank Ltd. (The)	27,307
2,600	Okabe Co. Ltd.	26,932
4,000	Okamura Corp.	30,346
3,000	Okasan Securities Group, Inc.	37,635
82,000	Oki Electric Industry Co. Ltd.(a)	157,417
1,900	Okinawa Electric Power Co., Inc. (The)	70,219
8,000	OKUMA Corp.	62,499
15,000	Okumura Corp.	60,671
12,000	Onward Holdings Co. Ltd.	112,227
22,500	Orient Corp.(a)	77,841
1,000	Osaka Titanium Technologies Co.	19,885
2,000	OSG Corp.	30,408
800	Otsuka Corp.	82,702
10,000	Pacific Metals Co. Ltd.	50,200
7,000	PanaHome Corp.	55,118
2,200	Park24 Co. Ltd.	44,379
19,000	Penta-Ocean Construction Co. Ltd.	48,763
33,300	Pioneer Corp.(a)	68,371
910	Point, Inc.	44,281
1,000	Pola Orbis Holdings, Inc.	35,417
5,000	Press Kogyo Co. Ltd.	25,562
14,000	Prima Meat Packers Ltd.	38,949
500	Relo Holdings, Inc.	28,077
8,700	Renesas Electronics Corp.(a)	25,276
1,500	Resorttrust, Inc.	51,124
800	Ricoh Leasing Co. Ltd.	24,597
5,000	Riken Corp.	20,172
900	Rinnai Corp.	71,512
1,100	Riso Kagaku Corp.	21,060
4,000	Rohto Pharmaceutical Co. Ltd.	56,175
3,600	Round One Corp.	30,157
15,000	Ryobi Ltd.	35,109
1,000	Ryohin Keikaku Co. Ltd.	94,446
3,700	Ryosan Co. Ltd.	67,041
2,000	Ryoyo Electro Corp.	18,047
1,800	Saizeriya Co. Ltd.	25,500

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	San-A Co. Ltd.	$29,289
9,000	Sanden Corp.	37,696
1,100	Sangetsu Co. Ltd.	31,517
11,000	San-in Godo Bank Ltd. (The)	93,728
9,000	Sanken Electric Co. Ltd.	42,131
5,000	Sanki Engineering Co. Ltd.	28,437
2,100	Sankyo Tateyama, Inc.(a)	57,927
14,000	Sankyu, Inc.	62,519
600	Sanrio Co. Ltd.	30,089
2,700	Sanshin Electronics Co. Ltd.	17,019
9,000	Sanwa Holdings Corp.	54,604
6,000	Sanyo Chemical Industries Ltd.	35,417
7,000	Sanyo Shokai Ltd.	21,271
10,000	Sanyo Special Steel Co. Ltd.	40,550
16,000	Sasebo Heavy Industries Co. Ltd.(a)	20,696
300	Sawai Pharmaceutical Co. Ltd.	38,743
13,000	Seiko Holdings Corp.	76,204
14,000	Seino Holdings Co. Ltd.	122,308
3,200	Seiren Co. Ltd.	21,320
2,000	Sekisui Jushi Corp.	27,759
6,000	Senko Co. Ltd.	32,522
14,600	Senshu Ikeda Holdings, Inc.	77,189
22,700	Seven Bank Ltd.	80,630
10,000	Shiga Bank Ltd. (The)	70,424
1,400	Shima Seiki Manufacturing Ltd.	30,297
17,000	Shimadzu Corp.	124,258
5,100	Shinko Electric Industries Co. Ltd.	51,832
2,800	Shinko Plantech Co. Ltd.	21,127
3,000	Shinmaywa Industries Ltd.	24,392
800	Ship Healthcare Holdings, Inc.	30,798
2,000	Shochiku Co. Ltd.	20,142
3,200	Showa Corp.	46,418
2,600	Sintokogio Ltd.	23,542
139	SKY Perfect JSAT Holdings, Inc.	69,921
3,400	Sodick Co. Ltd.	20,489
5,100	Sohgo Security Services Co. Ltd.	81,466
6,400	Sony Financial Holdings, Inc.	90,340
17,000	Sotetsu Holdings, Inc.	66,143
4,800	Square Enix Holdings Co. Ltd.	58,787
1,600	Sugi Holdings Co. Ltd.	61,513
6,800	Sumco Corp.	71,414
12,000	Sumikin Bussan Corp.	39,298
1,300	Sumisho Computer Systems Corp.	29,000
14,000	Sumitomo Bakelite Co. Ltd.	56,770
7,500	Sumitomo Forestry Co. Ltd.	89,313
42,000	Sumitomo Light Metal Industries Ltd.	43,548
70,500	Sumitomo Mitsui Construction Co. Ltd.(a)	71,651
28,000	Sumitomo Osaka Cement Co. Ltd.	83,934
8,000	Sumitomo Warehouse Co. Ltd. (The)	57,325
1,200	Sundrug Co. Ltd.	52,726
6,000	Suruga Bank Ltd.	106,067
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,000	SWCC Showa Holdings Co. Ltd.(a)	$26,958
1,100	Sysmex Corp.	70,917
2,000	Tachi-S Co. Ltd.	36,916
4,000	Tadano Ltd.	50,098
3,000	Taihei Dengyo Kaisha Ltd.	18,263
1,400	Taikisha Ltd.	31,691
7,100	Taiyo Yuden Co. Ltd.	102,699
7,000	Takara Holdings, Inc.	60,076
4,000	Takara Standard Co. Ltd.	31,414
3,400	Takasago Thermal Engineering Co. Ltd.	26,806
3,000	Takata Corp.	57,561
800	Tamron Co. Ltd.	17,526
14,000	Tekken Corp.(a)	19,403
1,700	Temp Holdings Co. Ltd.	36,911
2,600	T-Gaia Corp.	28,079
4,800	THK Co. Ltd.	100,868
17,000	Toa Corp.(a)	26,178
13,000	Toagosei Co. Ltd.	56,052
2,800	TOC Co. Ltd.	22,018
31,000	Toda Corp.	91,336
4,000	Toei Co. Ltd.	29,689
15,000	Toho Bank Ltd. (The)	46,966
4,400	Toho Co. Ltd.	97,928
6,000	Toho Zinc Co. Ltd.	22,421
18,000	Tokai Carbon Co. Ltd.	60,795
9,600	Tokai Holdings Corp.	31,340
3,900	Tokai Rika Co. Ltd.	78,953
3,200	Tokai Rubber Industries Ltd.	35,906
5,000	Tokai Tokyo Financial Holdings, Inc.	45,375
412	Token Corp.	26,519
2,400	Tokyo Broadcasting System Holdings, Inc.	37,967
6,000	Tokyo Dome Corp.	46,320
1,700	Tokyo Ohka Kogyo Co. Ltd.	36,824
15,000	Tokyo Rope Manufacturing Co. Ltd.(a)	20,326
14,000	Tokyo Steel Manufacturing Co. Ltd.	57,058
2,300	Tokyo Tomin Bank Ltd. (The)	32,064
9,950	Tokyu Construction Co. Ltd.(a)	24,004
4,700	Tomony Holdings, Inc.	19,300
6,400	Tomy Co. Ltd.	31,931
4,000	Toppan Forms Co. Ltd.	37,491
19,000	Topy Industries Ltd.	44,277
4,000	Toshiba Machine Co. Ltd.	24,433
2,000	Toshiba Plant Systems & Services Corp.	27,061
10,000	Toshiba TEC Corp.	59,029
1,400	Totetsu Kogyo Co. Ltd.	23,398
16,000	Towa Bank Ltd. (The)	18,561
6,500	Toyo Construction Co. Ltd.	19,685
7,000	Toyo Engineering Corp.	33,487
12,000	Toyo Ink SC Holdings Co. Ltd.	55,929
12,000	Toyo Tire & Rubber Co. Ltd.	64,552
6,000	Toyota Boshoku Corp.	86,172

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,800	transcosmos, Inc.	$25,131
3,500	Trend Micro, Inc.	98,091
1,000	Trusco Nakayama Corp.	20,645
2,100	TS Tech Co. Ltd.	63,791
9,400	TSI Holdings Co. Ltd.	69,383
7,000	Tsubakimoto Chain Co.	37,440
2,000	Tsumura & Co.	65,188
400	Tsuruha Holdings, Inc.	38,928
1,300	TV Asahi Corp.	27,132
1,600	UKC Holdings Corp.	37,483
7,100	Ulvac, Inc.(a)	55,540
1,700	Unicharm Corp.	109,948
1,800	Unipres Corp.	40,080
900	United Arrows Ltd.	34,925
61,000	Unitika Ltd.(a)	40,078
7,200	Ushio, Inc.	73,323
570	USS Co. Ltd.	73,086
3,800	Valor Co. Ltd.	71,857
8,000	Wacoal Holdings Corp.	88,287
3,000	Wakita & Co. Ltd.	37,481
1,400	Warabeya Nichiyo Co. Ltd.	23,800
500	Welcia Holdings Co. Ltd.	26,332
1,700	Xebio Co. Ltd.	40,035
185	Yahoo! Japan Corp.	92,585
2,400	Yakult Honsha Co., Ltd.	104,589
5,000	Yamanashi Chuo Bank Ltd. (The)	23,201
2,100	Yamato Kogyo Co. Ltd.	69,310
4,400	Yamazen Corp.	28,005
11,000	Yaskawa Electric Corp.	134,268
7,000	Yodogawa Steel Works Ltd.	26,445
2,000	Yokogawa Bridge Holdings Corp.	21,025
10,700	Yokogawa Electric Corp.	108,747
1,200	Yorozu Corp.	20,018
23	Yoshinoya Holdings Co. Ltd.	26,823
21,000	Yuasa Trading Co. Ltd.	44,410
3,100	Zensho Co. Ltd.	41,117
9,000	Zeon Corp.	96,735
		24,834,641
	Jersey Island—0.6%
4,700	Atrium European Real Estate Ltd.	28,082
22,139	Beazley PLC	77,356
10,994	Cape PLC	51,034
29,879	Centamin PLC(a)	19,220
3,464	Polymetal International PLC	37,497
5,753	Polyus Gold International Ltd.	18,177
891	Randgold Resources Ltd.	70,170
23,651	Regus PLC	60,295
99,000	United Co. Rusal PLC(a)	49,369
		411,200
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—0.2%
7,975	AZ Electronic Materials SA	$35,338
3,601	GAGFAH SA(a)	46,526
6,000	L'occitane International SA	17,396
16,800	Samsonite International SA	41,347
		140,607
	Malaysia—0.0%
53,000	Parkson Retail Group Ltd.	28,683
	Netherlands—1.5%
4,342	Aalberts Industries NV	97,402
1,039	Accell Group	18,999
2,887	AMG Advanced Metallurgical Group NV(a)	26,606
1,888	Arcadis NV	52,284
1,069	ASM International NV	35,707
3,209	BinckBank NV	24,619
1,839	Eurocommercial Properties NV REIT	75,209
1,018	Gemalto NV	83,266
6,842	Grontmij NV CVA(a)	33,078
2,254	Koninklijke Ten Cate NV	54,783
1,191	Koninklijke Vopak NV	66,043
7,300	Koninklijke Wessanen NV	25,639
5,155	Nieuwe Steen Investments Funds NV REIT	38,522
1,023	TKH Group NV CVA	27,784
6,424	TomTom NV(a)	28,974
744	Unit 4 NV	25,395
11,298	USG People NV	88,433
1,646	Vastned Retail NV REIT	73,555
1,446	Wereldhave NV REIT	105,005
2,377	Ziggo NV	85,287
		1,066,590
	New Zealand—0.7%
22,072	Air New Zealand Ltd.	28,402
28,096	Auckland International Airport Ltd.	74,717
26,666	Chorus Ltd.	62,907
10,006	Contact Energy Ltd.	45,322
17,639	Fisher & Paykel Healthcare Corp. Ltd.	40,099
24,010	Goodman Property Trust REIT	23,274
13,063	Infratil Ltd.	25,830
23,746	Kiwi Income Property Trust REIT	23,935
21,463	Precinct Properties New Zealand Ltd.	19,793
5,091	Ryman Healthcare Ltd.	26,641
19,255	Sky City Entertainment Group Ltd.	73,670
9,102	Sky Network Television Ltd.	44,663
5,236	Trade Me Ltd.	22,189
7,532	Vector Ltd.	17,962
		529,404
	Norway—0.8%
1,137	Aker ASA, Class A	35,154

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,546	Atea ASA	$59,486
3,691	Austevoll Seafood ASA	24,427
2,533	Cermaq ASA	37,838
14,208	DNO International ASA(a)	24,852
1,159	Fred Olsen Energy ASA	50,531
16,062	Kvaerner ASA	27,091
649	Leroy Seafood Group ASA	20,292
17,858	Norwegian Property ASA	25,095
6,422	ProSafe SE	61,743
1,739	Schibsted ASA	75,667
3,675	Sparebank 1 Sr Bank ASA	32,875
7,791	Sparebanken 1 SMN	66,311
965	Stolt-Nielsen Ltd.	19,947
3,110	Tomra Systems ASA	29,171
2,512	Wilh. Wilhelmsen ASA	20,377
		610,857
	Portugal—0.6%
7,233	Altri SGPS SA	18,738
4,677	Jeronimo Martins SGPS SA	111,515
14,099	Mota-Engil SGPS SA	39,035
13,714	Portucel Empresa Produtora de Pasta e Papel SA	49,848
5,993	Ren - Redes Energeticas Nacionais SGPS SA	18,283
2,676	Semapa-Sociedade de Investimento e Gestao SGPS SA	25,332
104,325	Sonae	101,506
12,897	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	57,982
		422,239
	Singapore—2.9%
14,000	Aims AMP Capital Industrial REIT	20,688
48,000	Ascendas REIT	107,173
29,000	Ascendas India Trust	19,307
23,000	Ascott Residence Trust REIT	26,237
18,000	Cache Logistics Trust REIT	20,680
35,000	Cambridge Industrial Trust REIT	24,297
59,000	CapitaCommercial Trust REIT	81,914
26,000	CapitaMalls Asia Ltd.	44,331
12,000	CapitaRetail China Trust REIT	16,417
15,000	CDL Hospitality Trusts REIT	24,358
67,000	Cosco Corp. Singapore Ltd.	47,599
23,000	Ezra Holdings Ltd.(a)	17,834
20,000	Far East Hospitality Trust REIT	18,349
40,000	Fortune REIT	37,111
11,000	Frasers Centrepoint Trust REIT	20,095
25,000	Frasers Commercial Trust REIT	31,665
46,000	Global Logistic Properties Ltd.	103,081
12,000	Ho Bee Investment Ltd.	20,947
45,000	Hutchison Port Holdings Trust, Class U	37,350
15,000	Hyflux Ltd.	16,685
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,000	Indofood Agri Resources Ltd.	$16,429
25,000	Keppel Land Ltd.	82,410
61,000	Lippo-Malls Indonesia Retail Trust REIT	26,002
10,000	M1 Ltd.	27,443
27,000	Mapletree Commercial Trust REIT	32,115
34,000	Mapletree Industrial Trust REIT	43,340
36,000	Mapletree Logistics Trust REIT	38,290
80,000	Neptune Orient Lines Ltd.(a)	71,124
73,300	Olam International Ltd.	99,685
8,000	Overseas Union Enterprise Ltd.	20,201
64,000	Raffles Education Corp. Ltd.(a)	16,628
30,000	SembCorp Marine Ltd.	104,981
6,000	SIA Engineering Co.	24,650
27,000	Singapore Airport Terminal Services Ltd.	69,054
13,000	Singapore Exchange Ltd.	78,951
52,000	Singapore Post Ltd.	54,463
29,000	SMRT Corp. Ltd.	34,848
46,000	Starhill Global REIT	36,041
22,000	StarHub Ltd.	84,488
66,000	Suntec REIT	104,226
12,000	United Engineers Ltd.	30,593
19,000	UOL Group Ltd.	109,991
33,000	Vard Holdings Ltd.(a)	27,597
12,000	Venture Corp. Ltd.	81,062
24,000	Wing Tai Holdings Ltd.	42,480
		2,093,210
	South Korea—6.5%
57	Amorepacific Corp.	46,581
91	Amorepacific Group, Inc.	34,539
8,540	Asiana Airlines(a)	40,556
1,575	Cheil Worldwide, Inc.(a)	38,899
490	CJ CGV Co. Ltd.	25,049
223	CJ CheilJedang Corp.	66,011
781	CJ E&m Corp.(a)	26,381
255	CJ Korea Express Co. Ltd.(a)	24,544
1,460	Coway Co. Ltd.	73,974
890	Daesang Corp.	34,346
10,580	Daewoo Engineering & Construction Co. Ltd.(a)	72,628
1,160	Daewoo Industrial Development Co. Ltd.(a)	0
2,300	Daewoo International Corp.	80,718
6,920	Daewoo Securities Co. Ltd.(a)	68,490
419	Daewoong Pharmaceutical Co. Ltd.	27,964
3,790	Daishin Securities Co. Ltd.(a)	32,143
2,650	Daishin Securities Co. Ltd. (Preference)(a)	14,365
6,790	DGB Financial Group, Inc.	94,948
163	Dong-A Pharmaceutical Co. Ltd., Class A	18,501
276	Dong-A St Co. Ltd.(a)	37,341
3,070	Dongbu Hitek Co. Ltd.(a)	16,642
3,600	Doosan Engine Co. Ltd.(a)	28,210

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,700	Doosan Infracore Co. Ltd.(a)	$79,393
100	GS Home Shopping, Inc.	20,666
1,300	Halla Climate Control Corp.	35,118
6,689	Hanjin Heavy Industries & Construction Co. Ltd.(a)	48,408
1,653	Hanjin Transportation Co. Ltd.	33,997
5,250	Hansol Paper Co.	70,076
5,651	Hanwha Chemical Corp.	83,895
13,810	Hanwha Life Insurance Co. Ltd.(a)	84,016
817	Hite Jinro Co. Ltd.	23,925
1,170	Hitejinro Holdings Co. Ltd.	15,617
953	Hotel Shilla Co. Ltd.	50,363
532	Hyundai Department Store Co. Ltd.	77,290
4,440	Hyundai Development Co.	91,114
265	Hyundai Glovis Co. Ltd.	44,516
1,510	Hyundai Greenfood Co. Ltd.	24,337
185	Hyundai Home Shopping Network Corp.	25,533
1,370	Hyundai Hysco Co. Ltd.	38,315
4,270	Hyundai Merchant Marine Co. Ltd.(a)	39,742
843	Hyundai Mipo Dockyard Co. Ltd.	82,670
8,290	Hyundai Securities Co.(a)	57,585
542	Hyundai Wia Corp.	69,885
4,130	Jeonbuk Bank	22,688
2,960	Kangwon Land, Inc.	83,723
366	KCC Corp.	108,673
1,410	Kolon Corp.	33,928
6,020	Kolon Global Corp.(a)	20,826
1,821	Kolon Industries, Inc.	84,329
1,510	Korea Investment Holdings Co. Ltd.(a)	63,482
673	Korea Line Corp.(a)	3,795
283	Korea Zinc Co. Ltd.	81,074
5,227	Korean Reinsurance Co.	51,259
935	Kumho Petro Chemical Co. Ltd.	80,909
5,550	Kumho Tire Co., Inc.(a)	59,718
1,550	LG Fashion Corp.	44,404
448	LG Hausys Ltd.	40,069
86	LG Household & Health Care Ltd.	48,337
591	LG Innotek Co. Ltd.(a)	47,761
3,570	LIG Insurance Co. Ltd.	73,423
25	Lotte Chilsung Beverage Co. Ltd.	39,022
26	Lotte Confectionery Co. Ltd.	45,328
596	Lotte Himart Co. Ltd.	42,266
495	Mando Corp.	37,755
4,615	Meritz Fire & Marine Insurance Co. Ltd.	50,077
1,037	Mirae Asset Securities Co. Ltd.(a)	43,314
23	Namyang Dairy Products Co. Ltd.	24,330
184	Ncsoft Corp.	27,735
307	NHN Corp.	82,513
147	Nong Shim Co. Ltd.	44,782
38	Orion Corp.	40,198
112	Ottogi Corp.	48,307
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,130	Poongsan Corp.	$51,543
474	S1 Corp.	26,771
305	Samchully Co. Ltd.	36,557
2,712	Samsung Card Co. Ltd.	104,043
707	Samsung Engineering Co. Ltd.	56,814
639	Samsung Fine Chemicals Co. Ltd.	30,984
1,959	Samsung Securities Co. Ltd.	90,008
1,102	Samsung Techwin Co. Ltd.	68,544
389	Samyang Corp.	33,061
2,303	Seah Besteel Corp.	63,049
382	SFA Engineering Corp.	22,199
1,878	SK Chemicals Co. Ltd.	79,721
417	SK Gas Co. Ltd.	29,534
14,020	SK Networks Co. Ltd.	92,932
1,030	SKC Co. Ltd.	31,051
5,310	STX Corp. Co. Ltd.	15,742
4,740	STX Engine Co. Ltd.(a)	20,121
16,930	STX Offshore & Shipbuilding Co. Ltd.(a)	65,411
17,610	STX Pan Ocean Co. Ltd.(a)	54,047
26	Taekwang Industrial Co. Ltd.	23,845
13,702	Taihan Electric Wire Co. Ltd.(a)	32,099
2,970	Tong Yang Life Insurance(a)	26,618
9,590	Tong Yang Securities, Inc.	34,353
23,570	Tongyang, Inc.(a)	25,682
5,940	Woori Investment & Securities Co. Ltd.(a)	60,948
24	Young Poong Corp.	34,868
590	Youngone Corp.	23,572
158	Yuhan Corp.	30,128
1,622	Zyle Motor Sales Corp.(a)	0
		4,737,561
	Spain—1.7%
6,596	Abengoa SA	17,653
31,450	Abengoa SA, Class B	76,915
6,285	Acerinox SA	67,764
2,058	Almirall SA	27,241
6,358	Antena 3 de Television SA	38,727
9,662	Banco Espanol de Credito SA(a)	44,521
3,942	Bolsas y Mercados Espanoles	107,061
3,775	Caja de Ahorros del Mediterraneo(a)	0
123	Construcciones y Auxiliar de Ferrocarriles SA	48,649
3,843	Ebro Foods SA	78,887
10,750	EDP Renovaveis SA(a)	55,997
8,599	Ence Energia y Celulosa S.A	22,674
6,098	Faes Farma SA	16,682
1,500	Grifols SA(a)	60,257
2,019	Grupo Catalana Occidente SA	45,784
13,254	Mediaset Espana Comunicacion SA(a)	104,163
4,173	Melia Hotels International SA	30,947
7,054	NH Hoteles SA(a)	24,645
745	Pescanova SA	2,902
See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
133,720	Promotora de Informaciones SA, Class A(a)	$39,667
8,360	Prosegur Cia de Seguridad SA	46,732
40,552	Sacyr Vallehermoso SA(a)	84,473
1,148	Tecnicas Reunidas SA	55,652
8,823	Tubacex SA	24,777
1,020	Viscofan SA	53,038
4,692	Zardoya Otis SA	65,633
		1,241,441
	Sweden—2.0%
836	AarhusKarlshamn AB	43,911
681	AF AB, Class B	18,674
757	Avanza Bank Holding AB	16,694
1,371	Axfood AB	60,362
808	Betsson AB	23,654
4,157	Billerudkorsnas AB	41,100
5,318	Castellum AB	79,690
4,129	Elekta AB, Class B	63,563
21,357	Eniro AB(a)	51,469
5,710	Fabege AB	61,747
3,753	Haldex AB	23,771
426	Hexpol AB	23,988
964	Hoganas AB, Class B	46,092
3,358	Holmen AB, Class B	93,843
2,765	Hufvudstaden AB, Class A	36,179
1,299	Intrum Justitia AB	26,790
2,109	JM AB	47,568
10,656	Kungsleden AB	74,737
2,687	Lindab International AB	21,046
2,665	Loomis AB, Class B	51,977
1,080	Lundbergforetagen AB, Class B	42,145
2,470	Lundin Petroleum AB(a)	59,221
8,908	Meda AB, Class A	106,514
1,803	Modern Times Group AB, Class B	77,210
1,314	NIBE Industrier AB, Class B	21,477
4,392	Nobia AB	25,104
11,611	Peab AB	65,076
2,499	Saab AB, Class B	54,897
32,958	SAS AB(a)	71,535
2,225	Wallenstam AB, Class B	31,623
2,022	Wihlborgs Fastigheter AB	33,423
		1,495,080
	Switzerland—3.0%
1,669	Actelion Ltd.	102,140
1,444	Afg Arbonia-Forster Holding AG(a)	41,348
258	Allreal Holding AG	37,799
284	Alpiq Holding AG(a)	36,075
111	Banque Cantonale Vaudoise	61,477
51	Barry Callebaut AG	49,850
9	Belimo Holding AG	20,501
358	Bucher Industries AG	86,402
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
67	Burckhardt Compression Holding AG	$27,407
208	Daetwyler Holding AG	23,689
643	DKSH Holding AG(a)	55,997
455	Dufry Group(a)	60,686
99	Emmi AG(a)	30,693
158	EMS-Chemie Holding AG	45,710
107	Flughafen Zuerich AG	52,092
81	Forbo Holding AG	52,317
148	Galenica AG	97,185
2,988	Gategroup Holding AG(a)	57,898
387	Huber & Suhner AG	18,914
114	Kaba Holding AG, Class B	44,670
2,789	Kudelski SA	35,127
200	Kuoni Reisen Holding AG, Class B	61,037
10,412	Logitech International SA	66,353
5,164	Meyer Burger Technology AG(a)	31,575
176	Mobimo Holding AG	39,597
6,476	Nobel Biocare Holding AG	72,502
4,972	OC Oerlikon Corp. AG	57,537
754	Panalpina Welttransport Holding AG	73,456
235	Partners Group Holding AG	60,334
985	PSP Swiss Property AG	92,514
297	Rieter Holding AG	49,620
22,522	Schmolz + Bickenbach AG(a)	66,188
31	Schweiter Technologies AG	19,589
483	Schweizerische National-Versicherungs- Gesellschaft AG	23,059
32	Sika AG	77,335
58	St. Galler Kantonalbank AG	25,396
227	Straumann Holding AG	29,788
1,179	Swiss Prime Site AG	96,775
206	Tecan Group AG	19,182
929	Valiant Holding	87,105
253	Valora Holding AG	49,786
10	Vetropack Holding AG	20,281
1,006	Vontobel Holding AG	32,488
431	Zehnder Group AG	19,069
		2,208,543
	Taiwan—0.0%
15,000	Uni-President China Holdings Ltd.	16,313
	United Kingdom—8.9%
14,148	Aberdeen Asset Management PLC	98,804
22,656	Afren PLC(a)	47,286
7,218	African Barrick Gold Ltd.	19,660
8,759	Alent PLC(a)	46,241
3,254	APR Energy PLC	42,036
5,596	ARM Holdings PLC	86,748
10,310	Ashmore Group PLC	64,058
12,266	Ashtead Group PLC	112,159

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
736	Aveva Group PLC	$25,430
14,648	BBA Aviation PLC	57,201
5,404	Bellway PLC	113,125
2,937	Berendsen PLC	35,358
3,196	Berkeley Group Holdings PLC (The)	103,713
2,469	Betfair Group PLC	33,240
4,053	Big Yellow Group PLC REIT	25,453
8,919	Bodycote PLC	71,837
52,283	Booker Group PLC	96,834
4,830	Bovis Homes Group PLC	57,734
8,862	Brewin Dolphin Holdings PLC	28,827
10,625	Britvic PLC	72,762
11,153	Bumi PLC(a)	45,011
9,888	Capital & Counties Properties PLC	47,400
3,858	Chemring Group PLC	16,278
5,572	Chesnara PLC	20,748
5,910	Cineworld Group PLC	26,629
2,510	Computacenter PLC	17,494
2,154	Croda International PLC	83,075
5,087	CSR PLC	39,033
8,471	Dairy Crest Group PLC	60,608
5,864	De La Rue PLC	85,016
1,803	Dechra Pharmaceuticals PLC	20,148
2,235	Derwent London PLC REIT	80,320
4,016	Devro PLC	20,620
898	Dignity PLC	19,246
1,998	Diploma PLC	17,741
2,913	Domino Printing Sciences PLC	30,240
6,989	easyJet PLC	121,504
25,467	Electrocomponents PLC	95,287
10,266	Elementis PLC	42,102
28,730	Enquest PLC(a)	57,638
26,006	Enterprise Inns PLC(a)	39,646
24,475	Essar Energy PLC(a)	54,473
17,208	F&C Asset Management PLC	26,247
6,198	Fenner PLC	33,917
6,434	Ferrexpo PLC	17,805
942	Fidessa Group PLC	26,317
4,448	Filtrona PLC	48,910
2,203	Fresnillo PLC	39,499
3,665	Galliford Try PLC	56,215
60,000	Genting Singapore PLC	74,778
1,335	Genus PLC	28,154
2,037	Go-Ahead Group PLC	49,141
11,699	Grainger PLC	24,763
7,893	Great Portland Estates PLC REIT	65,354
5,837	Greggs PLC	37,656
16,177	Halfords Group PLC	86,813
8,559	Halma PLC	66,673
22,817	Hansteen Holdings PLC REIT	30,292
1,864	Hargreaves Lansdown PLC	28,417
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,345	Hikma Pharmaceuticals PLC	$35,658
4,560	Hochschild Mining PLC	17,636
12,969	Homeserve PLC	42,267
10,840	Howden Joinery Group PLC	41,959
3,781	Hunting PLC	47,490
12,167	IG Group Holdings PLC	101,974
9,713	International Personal Finance PLC	77,098
6,000	Interserve PLC	44,152
2,108	Intertek Group PLC	108,532
5,115	ITE Group PLC	20,866
3,643	Jardine Lloyd Thompson Group PLC	48,053
3,030	JD Wetherspoon PLC	27,706
7,151	Jupiter Fund Management PLC	36,784
16,998	KCOM Group PLC	22,395
3,854	Keller Group PLC	51,556
2,076	Kier Group PLC	37,868
14,980	Laird PLC	50,617
5,065	London Stock Exchange Group PLC	105,713
14,917	Londonmetric Property PLC REIT	26,583
43,728	Marston's PLC	98,548
21,781	Melrose Industries PLC	82,750
8,905	Michael Page International PLC	51,641
3,742	Micro Focus International PLC	38,992
3,870	Millennium & Copthorne Hotels PLC	34,062
7,503	Mitchells & Butlers PLC(a)	39,050
19,836	Mitie Group PLC	85,271
13,828	Morgan Advanced Materials PLC	56,280
2,532	Morgan Sindall Group PLC	22,660
5,616	Mothercare PLC(a)	27,708
5,944	N Brown Group PLC	41,261
31,132	National Express Group PLC	92,789
13,156	New World Resources PLC, Class A	31,738
12,590	Pace PLC	48,655
11,259	Paragon Group of Cos. PLC	54,743
12,391	Petropavlovsk PLC	27,964
19,666	Premier Farnell PLC	64,736
38,733	Premier Foods PLC(a)	44,007
14,068	Premier Oil PLC(a)	81,648
6,276	PZ Cussons PLC	38,994
31,381	Qinetiq Group PLC	92,506
1,445	Rathbone Brothers PLC	32,835
8,162	Redrow PLC(a)	27,172
6,092	Restaurant Group PLC	45,692
1,093	Rotork PLC	49,486
7,630	RPC Group PLC	47,240
6,724	RPS Group PLC	26,100
7,229	Salamander Energy PLC(a)	20,556
2,386	Savills PLC	21,613
11,205	Senior PLC	44,471
6,099	Shaftesbury PLC REIT	57,667
30,012	Shanks Group PLC	38,186

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,506	SIG PLC	$56,781
9,249	Smiths News PLC	25,839
3,980	Soco International PLC(a)	23,477
2,240	Spectris PLC	73,562
39,614	Speedy Hire PLC	29,903
1,731	Spirax-Sarco Engineering PLC	70,667
12,459	Spirent Communications PLC	25,306
3,602	Sports Direct International PLC(a)	26,136
3,714	St. James's Place PLC	32,024
19,874	Stagecoach Group PLC	95,116
11,361	Stobart Group Ltd.	14,809
6,674	SVG Capital PLC(a)	41,352
1,337	Synergy Health PLC	22,619
9,398	Synthomer PLC	29,386
18,753	TalkTalk Telecom Group PLC	73,172
1,913	Telecity Group PLC	27,466
1,173	Telecom Plus PLC	22,273
13,279	Tullett Prebon PLC	50,532
2,057	Ultra Electronics Holdings PLC	52,825
1,344	Victrex PLC	33,573
6,709	WH Smith PLC	77,218
3,665	Workspace Group PLC REIT	21,391
3,955	WS Atkins PLC	55,462
		6,512,531
	Total Common Stocks and Other Equity Interests (Cost $69,615,681)	73,165,161
	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0
	Cayman Islands—0.0%
42,383	Shui On Land Ltd., expiring 06/13/13(a)	4,478
	Israel—0.0%
259	Africa Israel Investments Ltd., expiring 06/07/13(a)	854
	Switzerland—0.0%
5,164	Meyer Burger Technology AG, expiring 06/07/13(a)	4,336
	Total Rights (Cost $9,094)	9,668
	Total Investments (Cost $69,624,775)—99.9%	73,174,829
	Other assets less liabilities—0.1%	63,991
	Net Assets—100.0%	$73,238,820

Investment Abbreviations:

CDI—Chess Depositary Interests

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

42

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	27.7
Energy	24.2
Materials	11.2
Information Technology	11.0
Telecommunication Services	10.2
Consumer Staples	4.3
Consumer Discretionary	4.2
Utilities	3.7
Industrials	3.2
Money Market Fund	0.6
Health Care	0.1
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Bermuda—0.1%
419,000	China Yurun Food Group Ltd.(a)	$249,437
	Brazil—21.7%
55,700	All America Latina Logistica SA	283,305
91,790	Banco Bradesco SA	1,574,592
278,443	Banco Bradesco SA (Preference)	4,578,748
177,558	Banco do Brasil SA	2,243,118
31,100	Banco do Estado do Rio Grande do SUL SA (Preference), Class B	262,861
303,384	Banco Santander Brasil SA	2,225,878
191,585	BM&FBOVESPA SA	1,328,016
24,200	BR Malls Participacoes SA	285,994
44,409	Braskem SA (Preference), Class A	385,567
63,000	BRF SA	1,565,311
45,600	CCR SA	446,992
231,010	Centrais Eletricas Brasileiras SA	623,883
179,100	Centrais Eletricas Brasileiras SA (Preference), Class B	933,344
14,179	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference)	782,026
8,010	Cia de Bebidas das Americas	327,611
32,700	Cia de Bebidas das Americas (Preference)	1,361,478
41,892	Cia de Saneamento Basico do Estado de Sao Paulo	587,473
9,900	Cia de Saneamento de Minas Gerais-Copasa MG	228,797
20,540	Cia Energetica de Minas Gerais	259,793
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
128,451	Cia Energetica de Minas Gerais (Preference)	$1,642,014
45,221	Cia Energetica de Sao Paulo (Preference), Class B	479,689
32,508	Cia Paranaense de Energia (Preference), Class B	579,437
270,982	Cia Siderurgica Nacional SA	1,074,712
26,592	Cielo SA	703,268
12,200	Cosan SA Industria e Comercio	288,480
64,800	CPFL Energia SA	692,885
32,700	Cyrela Brazil Realty SA Empreendimentos E Participacoes	295,028
59,141	EDP - Energias do Brasil SA	362,921
120,600	Eletropaulo Metropolitana SA (Preference)	496,393
91,467	Embraer SA	799,621
35,055	Fibria Celulose SA(a)	374,832
29,213	Gerdau SA	199,867
200,317	Gerdau SA (Preference)	1,566,871
35,300	Itau Unibanco Holding SA	596,896
352,300	Itau Unibanco Holding SA (Preference)	5,902,501
193,279	Itausa - Investimentos Itau SA (Preference)	956,004
140,182	JBS SA	446,591
40,000	Klabin SA (Preference)	270,668
28,904	Light SA	289,835
7,300	Lojas Renner SA	277,068
48,300	Marfrig Alimentos SA(a)	164,744
75,170	Metalurgica Gerdau SA (Preference)	751,136
14,400	Natura Cosmeticos SA	361,458
58,522	Oi SA	171,220

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
182,389	Oi SA (Preference)	$448,789
296,800	PDG Realty SA Empreendimentos e Participacoes	336,952
1,274,262	Petroleo Brasileiro SA	12,172,245
1,277,847	Petroleo Brasileiro SA (Preference)	12,768,884
26,875	Souza Cruz SA	412,634
32,147	Sul America SA	241,002
60,743	Telefonica Brasil SA (Preference)	1,616,775
123,966	Tim Participacoes SA	520,167
25,454	Tractebel Energia SA	452,813
40,596	Ultrapar Participacoes SA	1,080,733
43,184	Usinas Siderurgicas de Minas Gerais SA(a)	217,702
140,132	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A(a)	693,827
254,723	Vale SA	4,344,113
384,427	Vale SA (Preference)	6,235,043
		81,570,605
	Cayman Islands—0.2%
261,000	Belle International Holdings Ltd.	425,774
581,000	Evergrande Real Estate Group Ltd.	237,323
		663,097
	Chile—1.4%
305,653	Aguas Andinas SA, Class A	243,096
3,209,672	Banco de Chile	500,001
7,745,674	Banco Santander Chile	516,652
86,706	Cencosud SA	489,084
401,204	Empresa Nacional de Electricidad SA	710,510
13,488	Empresa Nacional de Telecomunicaciones (Entel) SA	259,748
66,987	Empresas CMPC SA	247,206
36,829	Empresas Copec SA	527,244
2,865,380	Enersis SA	1,078,696
20,127	LATAM Airlines Group SA	415,342
23,134	S.A.C.I. Falabella	264,213
		5,251,792
	China—14.1%
216,000	Agile Property Holdings Ltd.	279,442
3,179,000	Agricultural Bank of China Ltd., H-Shares	1,519,739
778,000	Aluminum Corp. of China Ltd., H-Shares(a)	293,732
446,000	Angang Steel Co. Ltd., H-Shares(a)	262,637
89,500	Anhui Conch Cement Co. Ltd., H-Shares	324,066
14,064,000	Bank of China Ltd., H-Shares	6,578,399
1,101,000	Bank of Communications Co. Ltd., H-Shares	875,341
999,000	China CITIC Bank Corp. Ltd., H-Shares	562,538
653,000	China Coal Energy Co. Ltd., H-Shares	502,334
1,102,000	China Communications Construction Co. Ltd., H-Shares	1,055,055
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,451,000	China Construction Bank Corp., H-Shares	$9,590,946
622,000	China COSCO Holdings Co. Ltd., H-Shares(a)	262,887
734,000	China Life Insurance Co. Ltd., H-Shares	2,005,103
442,700	China Merchants Bank Co. Ltd., H-Shares	943,517
457,600	China Minsheng Banking Corp. Ltd., H-Shares	587,876
370,000	China National Building Material Co. Ltd., H-Shares	436,719
189,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	681,628
4,359,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,769,768
597,000	China Railway Construction Corp. Ltd., H-Shares	602,339
1,338,000	China Railway Group Ltd., H-Shares	705,154
414,500	China Shenhua Energy Co. Ltd., H-Shares	1,466,127
3,348,000	China Telecom Corp. Ltd., H-Shares	1,708,383
420,000	Dongfeng Motor Group Co. Ltd., H-Shares	625,622
170,800	Guangzhou R&F Properties Co. Ltd., H-Shares	309,001
31,000	Hengan International Group Co. Ltd.	320,362
462,000	Huaneng Power International, Inc., H-Shares	533,997
11,076,000	Industrial & Commercial Bank of China Ltd., H-Shares	7,792,562
161,000	Jiangxi Copper Co. Ltd., H-Shares	312,017
417,000	People's Insurance Co. (Group) of China Ltd., Class H(a)	218,156
3,564,000	PetroChina Co. Ltd., H-Shares	4,532,727
226,000	PICC Property & Casualty Co. Ltd., H-Shares	290,050
140,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,112,507
173,500	Shimao Property Holdings Ltd.	373,801
12,200	Tencent Holdings Ltd.	418,478
272,000	Yanzhou Coal Mining Co. Ltd., H-Shares	283,195
		53,136,205
	Hong Kong—5.2%
40,000	Beijing Enterprises Holdings Ltd.	299,204
469,000	China Agri-Industries Holdings Ltd.	230,252
112,000	China Merchants Holdings International Co. Ltd.	354,302
727,500	China Mobile Ltd.	7,963,447
260,000	China Overseas Land & Investment Ltd.	794,011
189,729	China Resources Enterprise Ltd.	650,309
118,000	China Resources Land Ltd.	357,318
182,909	China Resources Power Holdings Co. Ltd.	598,651
898,000	China Unicom (Hong Kong) Ltd.	1,289,039
360,000	Citic Pacific Ltd.	435,585

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,975,000	CNOOC Ltd.	$3,685,024
190,000	COSCO Pacific Ltd.	251,682
209,000	Digital China Holdings Ltd.	263,384
4,065,000	GOME Electrical Appliances Holdings Ltd.(a)	408,564
158,000	Kingboard Chemical Holdings Ltd.	429,580
118,000	Kunlun Energy Co. Ltd.	230,812
710,000	Lenovo Group Ltd.	648,648
85,000	Shanghai Industrial Holdings Ltd.	269,438
538,500	Sino-Ocean Land Holdings Ltd.	355,271
		19,514,521
	Hungary—0.6%
7,302	MOL Hungarian Oil & Gas PLC	517,827
81,481	OTP Bank PLC	1,695,536
		2,213,363
	India—6.3%
104,619	HDFC Bank Ltd. ADR	4,440,030
134,248	ICICI Bank Ltd. ADR	6,285,491
114,982	Infosys Ltd. ADR(b)	4,799,349
134,479	Mahindra & Mahindra Ltd. GDR	2,291,522
218,306	Sterlite Industries (India) Ltd. ADR	1,578,352
113,927	Tata Motors Ltd. ADR	3,137,550
137,744	Wipro Ltd. ADR(b)	1,100,575
		23,632,869
	Indonesia—1.8%
1,782,500	PT Adaro Energy Tbk	225,505
1,446,390	PT Astra International Tbk	1,093,440
520,000	PT Bank Central Asia Tbk	574,955
579,496	PT Bank Mandiri Persero Tbk	625,838
637,500	PT Bank Negara Indonesia (Persero) Tbk	354,075
666,500	PT Bank Rakyat Indonesia (Persero) Tbk	644,392
3,044,996	PT Bumi Resources Tbk	209,838
433,500	PT Indofood Sukses Makmur Tbk	327,717
767,000	PT Perusahaan Gas Negara Persero Tbk	493,057
161,000	PT Semen Indonesia (Persero) Tbk	304,695
1,237,000	PT Telekomunikasi Indonesia Tbk	1,488,599
169,000	PT United Tractors Tbk	308,537
		6,650,648
	Malaysia—2.9%
176,800	AMMB Holdings Bhd	389,338
387,600	Axiata Group Bhd	862,466
468,500	CIMB Group Holdings Bhd	1,191,845
338,800	DiGi.Com Bhd	516,691
221,500	Genting Bhd	764,421
274,700	Genting Malaysia Bhd	339,481
257,400	IOI Corp. Bhd	425,545
51,000	Kuala Lumpur Kepong Bhd	361,400
414,100	Malayan Banking Bhd	1,309,332
215,100	Maxis Bhd	477,921
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
199,900	Petronas Chemicals Group Bhd	$429,038
54,800	Petronas Gas Bhd	355,187
95,600	Public Bank Bhd	515,941
405,900	Sime Darby Bhd	1,259,391
202,700	Telekom Malaysia Bhd	367,758
226,500	Tenaga Nasional Bhd	584,396
67,200	UMW Holdings Bhd	315,846
574,000	YTL Power International Bhd	309,403
		10,775,400
	Mexico—4.7%
232,280	Alfa SAB de CV, Class A	538,635
4,972,696	America Movil SAB de CV, Series L	5,321,782
3,312,088	Cemex SAB de CV, Series CPO	3,732,590
22,292	Coca-Cola Femsa SAB de CV, Series L	359,706
110,100	Empresas ICA SAB de CV(a)	302,497
125,300	Fomento Economico Mexicano SAB de CV	1,419,296
123,900	Grupo Bimbo SAB de CV, Series A	403,093
113,100	Grupo Financiero Banorte SAB de CV, Class O	851,278
204,400	Grupo Financiero Santander Mexico SAB de CV, Class B	659,442
324,100	Grupo Mexico SAB de CV, Series B	1,162,128
35,200	Grupo Modelo SAB de CV, Series C	319,726
212,900	Grupo Televisa SAB de CV, Series CPO	1,077,757
8,045	Industrias Penoles SAB de CV	337,475
323,600	Wal-Mart de Mexico SAB de CV, Series V	1,025,375
		17,510,780
	Poland—1.9%
12,479	Bank Pekao SA	598,366
35,269	KGHM Polska Miedz SA	1,652,075
130,315	PGE SA	676,827
56,640	Polski Koncern Naftowy Orlen SA(a)	878,404
242,879	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	410,493
117,281	Powszechna Kasa Oszczednosci Bank Polski SA	1,221,232
7,769	Powszechny Zaklad Ubezpieczen SA	1,070,849
305,760	Telekomunikacja Polska SA	681,284
		7,189,530
	Russia—12.5%
330,909	Federal Hydrogenerating Co. JSC ADR	569,163
2,383,603	Gazprom OAO ADR(b)	18,949,644
42,162	JSFC Sistema GDR	804,029
195,735	LUKOIL OAO ADR	12,458,533
11,292	Magnit OJSC GDR	575,892
89,528	Mechel ADR(b)	365,274
13,117	Megafon OAO GDR(a)	404,791
72,598	MMC Norilsk Nickel OJSC ADR(a)	1,108,571
115,997	Mobile TeleSystems OJSC ADR	2,401,138

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,962	NovaTek OAO GDR	$400,954
17,455	Novolipetsk Steel OJSC GDR	289,753
257,050	Rosneft Oil Co. GDR	1,756,937
50,571	Rostelecom OJSC ADR	1,127,733
63,185	Severstal GDR	534,229
179,151	Surgutneftegas OJSC ADR	1,522,784
56,444	Tatneft ADR	2,133,019
14,498	Uralkali OJSC GDR	524,683
369,366	VTB Bank OJSC GDR	1,163,503
		47,090,630
	South Africa—8.0%
57,308	ABSA Group Ltd.	942,267
158,670	African Bank Investments Ltd.	503,263
11,036	Anglo American Platinum Ltd.(a)	418,212
37,060	AngloGold Ashanti Ltd.	690,667
44,147	Barloworld Ltd.	461,994
42,403	Bidvest Group Ltd.	1,101,617
14,658	Exxaro Resources Ltd.	229,651
391,512	FirstRand Ltd.	1,359,029
23,536	Foschini Group Ltd. (The)	301,327
155,799	Gold Fields Ltd.	1,107,820
168,863	Growthpoint Properties Ltd.	554,392
62,272	Harmony Gold Mining Co. Ltd.	299,491
113,715	Impala Platinum Holdings Ltd.	1,550,314
26,974	Imperial Holdings Ltd.	596,693
9,617	Kumba Iron Ore Ltd.	506,717
13,290	Massmart Holdings Ltd.	275,198
145,163	MMI Holdings Ltd.	370,083
19,241	Mondi Ltd.	256,942
202,163	MTN Group Ltd.	3,641,113
83,164	Nampak Ltd.	305,347
14,584	Naspers Ltd., Class N	974,984
31,882	Nedbank Group Ltd.	676,655
173,130	Netcare Ltd.	393,197
50,666	Pick n Pay Stores Ltd.	239,725
67,417	PPC Ltd.	246,254
43,311	Remgro Ltd.	872,594
242,985	Sanlam Ltd.	1,244,086
98,822	Sappi Ltd.(a)	297,047
92,682	Sasol Ltd.	4,001,699
30,040	Shoprite Holdings Ltd.	568,835
29,476	Spar Group Ltd. (The)	388,861
185,191	Standard Bank Group Ltd.	2,311,176
296,094	Steinhoff International Holdings Ltd.(a)	789,483
12,668	Tiger Brands Ltd.	393,633
31,617	Truworths International Ltd.	313,938
42,129	Vodacom Group Ltd.	493,453
60,636	Woolworths Holdings Ltd.	472,132
		30,149,889
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Taiwan—13.6%
1,145,331	Acer, Inc.(a)	$925,594
906,811	Advanced Semiconductor Engineering, Inc.	781,998
267,005	Asia Cement Corp.	338,823
139,738	Asustek Computer, Inc.	1,626,457
4,446,000	AU Optronics Corp.(a)	2,041,315
71,000	Catcher Technology Co. Ltd.	359,667
779,227	Cathay Financial Holding Co. Ltd.	1,048,228
452,411	Chang Hwa Commercial Bank	258,306
111,560	Cheng Shin Rubber Industry Co. Ltd.	377,638
1,508,081	China Development Financial Holding Corp.(a)	416,981
405,000	China Petrochemical Development Corp.	218,886
1,128,387	China Steel Corp.	994,106
1,473,439	Chinatrust Financial Holding Co. Ltd.	893,689
616,000	Chunghwa Telecom Co. Ltd.	1,957,875
1,204,054	Compal Electronics, Inc.	779,257
243,000	Delta Electronics, Inc.	1,165,102
435,000	E.Sun Financial Holding Co. Ltd.	262,368
551,520	Far Eastern New Century Corp.	593,344
208,000	Far EasTone Telecommunications Co. Ltd.	506,750
626,240	First Financial Holding Co. Ltd.	385,140
359,000	Formosa Chemicals & Fibre Corp.	840,570
131,000	Formosa Petrochemical Corp.	356,441
402,000	Formosa Plastics Corp.	975,305
142,377	Foxconn Technology Co. Ltd.	375,819
892,928	Fubon Financial Holding Co. Ltd.	1,275,309
2,047,450	Hon Hai Precision Industry Co. Ltd.	5,286,517
213,233	HTC Corp.	2,174,815
1,674,142	Innolux Corp.(a)	1,046,622
224,151	Lite-On Technology Corp.	403,308
1,309,309	Macronix International	356,697
138,091	MediaTek, Inc.	1,684,493
1,131,640	Mega Financial Holding Co. Ltd.	872,351
383,000	Nan Ya Plastics Corp.	763,093
65,000	Novatek Microelectronics Corp.	317,159
556,106	Pegatron Corp.(a)	910,136
306,740	Pou Chen Corp.	361,702
244,200	Powertech Technology, Inc.	436,899
55,000	President Chain Store Corp.	339,184
588,000	Quanta Computer, Inc.	1,215,370
1,097,788	Shin Kong Financial Holding Co. Ltd.(a)	346,686
600,000	Siliconware Precision Industries Co.	711,575
794,688	SinoPac Financial Holdings Co. Ltd.	397,182
258,000	Synnex Technology International Corp.	436,236
1,317,232	Taishin Financial Holding Co. Ltd.	571,312
550,089	Taiwan Cement Corp.	730,668
160,400	Taiwan Mobile Co. Ltd.	584,271
2,022,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,502,338

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
286,000	Unimicron Technology Corp.	$301,389
494,179	Uni-President Enterprises Corp.	972,886
3,414,000	United Microelectronics Corp.	1,301,420
603,389	Wistron Corp.	612,344
219,760	WPG Holdings Ltd.	264,722
1,191,306	Yuanta Financial Holding Co. Ltd.	605,503
		51,261,846
	Thailand—2.2%
120,504	Advanced Info. Service PCL	1,108,555
46,700	Bangkok Bank PCL	361,189
248,600	Bank of Ayudhya PCL	277,399
21,000	Banpu PCL	243,986
262,300	Charoen Pokphand Foods PCL	283,749
2,495,196	IRPC PCL	348,562
70,900	Kasikornbank PCL	521,785
128,005	PTT Exploration & Production PCL	671,645
226,300	PTT Global Chemical PCL	562,859
170,000	PTT PCL	1,888,245
26,000	Siam Cement PCL	437,615
100,000	Siam Commercial Bank PCL	633,731
193,400	Thai Oil PCL	434,903
106,000	Total Access Communication PCL	422,555
		8,196,778
	Turkey—2.6%
202,638	Akbank TAS	1,064,345
5,307	BIM Birlesik Magazalar AS	272,238
271,783	Eregli Demir ve Celik Fabrikalari TAS	310,661
133,010	Haci Omer Sabanci Holding AS	826,932
148,700	Koc Holding AS	899,604
34,194	Tupras Turkiye Petrol Rafine AS	953,303
94,405	Turk Hava Yollari AO(a)	392,685
103,473	Turk Telekomunikasyon AS	490,407
114,928	Turkcell Iletisim Hizmet AS(a)	711,311
230,192	Turkiye Garanti Bankasi AS	1,270,680
77,581	Turkiye Halk Bankasi AS	845,693
218,979	Turkiye Is Bankasi, Class C	844,927
145,277	Turkiye Vakiflar Bankasi TAO, Class D	518,427
122,750	Yapi ve Kredi Bankasi AS	380,546
		9,781,759
	Total Common Stocks and Other Equity Interests (Cost $386,168,243)	374,839,149
Number of Shares		Value
	Rights—0.0%
	Brazil—0.0%
15	Cia Brasileira de Distribuicao Grupo PAO de Acucar, expiring 06/21/13(a) (Cost $0)	$45
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $386,168,243)—99.8%	374,839,194
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.6%
2,255,800	Invesco Liquid Assets Portfolio— Institutional Class (Cost $2,255,800)(c)(d)	2,255,800
	Total Investments (Cost $388,424,043)—100.4%	377,094,994
	Liabilities in excess of other assets—(0.4)%	(1,487,253)
	Net Assets—100.0%	$375,607,741

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2013.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

47

Portfolio Composition

PowerShares Global Agriculture Portfolio (PAGG)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Agricultural Chemicals	50.3
Agricultural Operations	24.4
Food-Miscellaneous/Diversified	9.2
Chemicals-Diversified	7.4
Pastoral & Agriculture	2.3
Sugar	1.6
Alternative Waste Technologies	1.3
Consumer Products-Miscellaneous	1.0
Investment Companies	1.0
Food-Wholesale/Distribution	0.6
Chemicals-Other	0.4
Food-Retail	0.3
Agricultural Biotech	0.1
Other assets less liabilities	0.1

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.2%
147,885	GrainCorp Ltd., Class A	$1,968,023
1,055,278	Incitec Pivot Ltd.	3,165,796
115,342	Nufarm Ltd.	502,869
		5,636,688
	Bermuda—0.2%
495,027	Asian Citrus Holdings Ltd.	210,498
	Brazil—1.8%
70,758	Cosan SA Industria e Comercio	1,673,137
31,238	SLC Agricola SA	275,432
		1,948,569
	Canada—12.1%
41,487	Agrium, Inc.	3,809,041
218,267	Potash Corp. of Saskatchewan, Inc.	9,200,697
		13,009,738
	China—0.7%
1,142,526	China BlueChemical Ltd., H-Shares	696,357
	Germany—4.3%
93,977	K+S AG	4,159,300
1,362	KWS Saat AG	511,763
		4,671,063
	Hong Kong—1.0%
1,426,648	China Agri-Industries Holdings Ltd.	700,401
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,241,944	Global Bio-Chem Technology Group Co. Ltd.	$107,221
1,131,861	Sinofert Holdings Ltd.	245,023
		1,052,645
	Indonesia—3.0%
202,923	PT Astra Agro Lestari Tbk	369,425
989,000	PT BW Plantation Tbk	92,568
4,672,008	PT Charoen Pokphand Indonesia Tbk	2,426,705
1,803,622	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	281,975
402,000	PT Sampoerna Agro Tbk	80,628
		3,251,301
	Israel—4.1%
278,983	Israel Chemicals Ltd.	3,319,614
1,746	Israel Corp. Ltd. (The)	1,123,072
		4,442,686
	Japan—0.3%
17,400	Hokuto Corp.	335,460
	Malaysia—5.5%
151,578	Genting Plantations Bhd	426,461
1,872,390	IOI Corp. Bhd	3,095,521
282,974	Kuala Lumpur Kepong Bhd	2,005,232
314,177	Kulim Malaysia Bhd	369,681
		5,896,895

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—2.0%
22,707	Nutreco NV(a)	$2,157,553
	Norway—3.9%
89,527	Yara International ASA	4,198,729
	Papua New Guinea—0.2%
41,603	New Britain Palm Oil Ltd.	236,341
	Russia—0.3%
21,671	Phosagro OAO GDR	306,428
	Singapore—6.1%
245,000	First Resources Ltd.	344,132
1,926,000	GMG Global Ltd.	179,832
4,399,558	Golden Agri-Resources Ltd.	1,893,205
1,551,885	Wilmar International Ltd.	4,195,816
		6,612,985
	Switzerland—8.0%
20,159	Syngenta AG	8,623,916
	Taiwan—1.1%
475,099	Taiwan Fertilizer Co. Ltd.	1,136,554
	Turkey—0.1%
12,922	Gubre Fabrikalari TAS(a)	113,841
	United States—40.0%
15,379	American Vanguard Corp.	443,530
268,004	Archer-Daniels-Midland Co.	9,096,056
57,447	Bunge Ltd.	4,148,248
21,438	CF Industries Holdings, Inc.	3,998,401
76,303	Darling International, Inc.(a)	1,412,369
24,728	Fresh Del Monte Produce, Inc.	628,338
49,602	Ingredion, Inc.	3,571,840
34,473	Intrepid Potash, Inc.(a)	634,648
84,680	Monsanto Co.	9,045,518
146,022	Mosaic Co. (The)	8,993,495
25,045	Scotts Miracle-Gro Co. (The), Class A	1,135,791
		43,108,234
	Total Investments (Cost $104,217,205)—99.9%	107,646,481
	Other assets less liabilities—0.1%	66,516
	Net Assets—100.0%	$107,712,997

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

49

Portfolio Composition

PowerShares Global Clean Energy Portfolio (PBD)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Energy-Alternate Sources	16.0
Money Market Fund	15.5
Electronic Components-Semiconductors	15.9
Power Conversion/Supply Equipment	8.8
Electric-Generation	6.9
Electric-Integrated	5.4
Building & Construction Products-Miscellaneous	4.1
Lighting Products & Systems	3.8
Semiconductor Equipment	3.5
Sugar	3.5
Diversified Manufacturing Operations	3.3
Auto-Cars/Light Trucks	3.2
Engineering/R&D Services	1.9
Electronic Measuring Instruments	1.8
Independent Power Producer	1.8
Auto/Truck Parts & Equipment-Original	1.8
Electric-Distribution	1.7
Alternative Waste Technologies	1.7
Medical-Biomedical/Genetics	1.6
Non-Hazardous Waste Disposal	1.6
Machinery-Electrical	1.6
Semiconductor Components-Integrated Circuits	1.6
Building-Heavy Construction	1.5
Building Products-Air & Heating	1.5
Metal-Diversified	0.9
Batteries/Battery Systems	0.9
Filtration/Separation Products	0.7
Aerospace/Defense	0.5
Electronic Components-Miscellaneous	0.5
Metal Processors & Fabricators	0.5
Chemicals-Fibers	0.5
Machinery Tools & Related Products	0.4
Superconductor Products & Systems	0.4
Computers-Integrated Systems	0.2
Liabilities in excess of other assets	(15.5)

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—0.4%
496,442	Lynas Corp. Ltd.(a)	$260,242
	Austria—1.7%
48,380	Verbund AG	1,060,412
	Bermuda—4.0%
37,544	Brookfield Renewable Energy Partners LP(b)	1,170,905
284,200	China Singyes Solar Technologies Holdings Ltd.	246,459
15,307,026	Hanergy Solar Group Ltd.(a)	1,104,545
		2,521,909
	Brazil—3.5%
46,934	Cosan SA Industria e Comercio	1,109,797
75,100	Sao Martinho SA	1,056,546
		2,166,343
	Canada—0.5%
30,923	Innergex Renewable Energy, Inc.	312,965
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Cayman Islands—3.5%
4,341,463	GCL-Poly Energy Holdings Ltd.	$878,295
68,071	JA Solar Holdings Co. Ltd. ADR(a)	343,078
1,315,206	Neo-Neon Holdings Ltd.(a)	247,430
72,810	Trina Solar Ltd. ADR(a)(b)	372,059
2,843,000	Trony Solar Holdings Co. Ltd.(a)	115,396
469,066	Wasion Group Holdings Ltd.	263,527
		2,219,785
	China—9.3%
137,878	BYD Co. Ltd., H-Shares(a)	492,129
4,403,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares	1,027,013
502,854	China High Speed Transmission Equipment Group Co. Ltd.(a)	242,984
950,226	China Longyuan Power Group Corp., H-Shares	870,565
3,083,652	China Suntien Green Energy Corp. Ltd., H-Shares	894,031
3,160,000	Huaneng Renewables Corp. Ltd., H-Shares(a)	1,066,825
1,508,253	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	911,490

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
130,184	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	$328,064
		5,833,101
	Denmark—4.9%
29,675	Novozymes A/S, Class B	1,025,909
8,650	Rockwool International A/S, Class B	1,143,401
106,975	Vestas Wind Systems A/S(a)(b)	928,070
		3,097,380
	Finland—1.5%
49,405	Fortum Oyj	919,063
	France—0.7%
4,816	Saft Groupe SA	118,670
16,216	Sechilienne-Sidec	299,095
		417,765
	Germany—4.0%
75,806	Aixtron SE(b)	1,082,379
43,243	Nordex SE(a)(b)	325,479
36,542	SMA Solar Technology AG(b)	905,727
241,235	Solarworld AG(b)	222,631
		2,536,216
	Hong Kong—1.7%
1,343,000	China Everbright International Ltd.	1,036,591
	Ireland—1.6%
82,006	Kingspan Group PLC	991,539
	Italy—2.2%
550,195	Enel Green Power SpA	1,174,386
212,824	Falck Renewables SpA	234,430
		1,408,816
	Japan—3.0%
98,731	GS Yuasa Corp.	418,601
239	Japan Wind Development Co. Ltd.(a)	191,867
332,293	Meidensha Corp.	992,683
48,116	Takuma Co. Ltd.	291,433
		1,894,584
	New Zealand—1.7%
235,402	Contact Energy Ltd.	1,066,241
	Norway—0.5%
1,206,279	Renewable Energy Corp. ASA(a)(b)	334,411
	Philippines—1.7%
6,763,824	Energy Development Corp.	1,069,789
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Korea—2.8%
202,726	Nexolon Co. Ltd.(a)	$226,417
38,939	Seoul Semiconductor Co. Ltd.	1,053,648
12,252	Taewoong Co. Ltd.(a)	288,138
39,760	Unison Co. Ltd.(a)	202,537
		1,770,740
	Spain—4.9%
339,268	Abengoa SA	908,001
14,742	Acciona SA	966,934
168,663	EDP Renovaveis SA(a)	878,565
77,715	Gamesa Corp. Tecnologica SA	304,407
		3,057,907
	Sweden—1.5%
59,027	NIBE Industrier AB, Class B	964,763
	Switzerland—0.4%
37,892	Meyer Burger Technology AG(a)(b)	231,688
	Taiwan—2.9%
559,131	Epistar Corp.	985,186
283,000	Motech Industries, Inc.(a)	295,830
358,096	Neo Solar Power Corp.(a)	247,532
215,000	Sino-American Silicon Products, Inc.	296,871
		1,825,419
	Thailand—0.5%
287,500	SPCG PCL(a)	306,112
	Turkey—1.0%
325,348	Akenerji Elektrik Uretim AS(a)	302,953
278,414	Ayen Enerji AS	301,164
		604,117
	United Kingdom—0.5%
14,387	Dialight PLC	290,200
	United States—39.0%
13,977	A.O. Smith Corp.	1,054,285
14,497	Acuity Brands, Inc.	1,057,701
15,913	Aerovironment, Inc.(a)	308,076
42,175	Ameresco, Inc., Class A(a)	310,830
94,107	American Superconductor Corp.(a)	236,209
106,385	Amyris, Inc.(a)(b)	289,367
51,209	Covanta Holding Corp.	1,024,180
18,690	Cree, Inc.(a)	1,057,293
16,454	EnerNOC, Inc.(a)	288,274
34,315	First Solar, Inc.(a)	1,597,706
5,130	Fuel Systems Solutions, Inc.(a)	80,592
91,243	FuelCell Energy, Inc.(a)(b)	95,805
102,774	GT Advanced Technologies, Inc.(a)(b)	403,902
49,166	International Rectifier Corp.(a)	1,042,811

See Notes to Financial Statements.

51

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,466	Itron, Inc.(a)	$890,777
29,563	Johnson Controls, Inc.	1,035,001
57,652	KiOR, Inc., Class A(a)(b)	280,765
30,474	LSB Industries, Inc.(a)	995,281
21,930	Maxwell Technologies, Inc.(a)	133,773
222,481	MEMC Electronic Materials, Inc.(a)	1,201,397
53,951	Molycorp, Inc.(a)(b)	315,074
52,923	Ormat Technologies, Inc.(b)	1,150,546
11,061	Polypore International, Inc.(a)(b)	463,788
23,707	Power Integrations, Inc.	981,707
69,372	Power-One, Inc.(a)	438,431
41,306	Renewable Energy Group, Inc.(a)	406,038
49,549	Rubicon Technology, Inc.(a)	367,158
54,425	Solarcity Corp.(a)(b)	1,470,564
35,714	Solazyme, Inc.(a)(b)	324,997
82,826	SunPower Corp.(a)(b)	1,125,605
28,213	Tesla Motors, Inc.(a)(b)	1,523,220
33,605	Universal Display Corp.(a)	1,056,541
29,423	Veeco Instruments, Inc.(a)(b)	1,120,134
21,523	Zoltek Cos., Inc.(a)(b)	284,319
		24,412,147
	Total Common Stocks and Other Equity Interests (Cost $64,354,758)	62,610,245
	Rights—0.1%
	Switzerland—0.1%
37,892	Meyer Burger Technology AG, expiring 06/07/13(a) (Cost $141,307)	31,817
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $64,496,065)—100.0%	62,642,062
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—15.5%
9,730,957	Invesco Liquid Assets Portfolio— Institutional Class (Cost $9,730,957)(c)(d)	9,730,957
	Total Investments (Cost $74,227,022)—115.5%	72,373,019
	Liabilities in excess of other assets—(15.5)%	(9,702,429)
	Net Assets—100.0%	$62,670,590

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2013.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

52

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Gold Mining	75.2
Silver Mining	9.2
Platinum	6.8
Precious Metals	5.1
Non-Ferrous Metals	2.6
Retail-Jewelry	0.6
Recycling	0.3
Diversified Minerals	0.2
Liabilities in excess of other assets	0.0

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—9.3%
83,731	Beadell Resources Ltd.(a)	$61,277
53,168	Evolution Mining Ltd.(a)	53,811
17,727	Kingsgate Consolidated Ltd.	39,747
21,700	Medusa Mining Ltd.	73,659
88,968	Newcrest Mining Ltd.	1,552,457
53,356	Perseus Mining Ltd.(a)	75,048
47,520	Regis Resources Ltd.(a)	185,967
76,726	Resolute Mining Ltd.	76,061
43,030	Silver Lake Resources Ltd.(a)	46,901
57,102	St. Barbara Ltd.(a)	35,565
		2,200,493
	Belgium—2.6%
13,233	Umicore SA	613,241
	Bermuda—0.8%
1,747,797	G-Resources Group Ltd.(a)	82,203
120,000	Liongold Corp. Ltd.(a)	111,558
		193,761
	Canada—50.1%
20,127	Agnico-Eagle Mines Ltd.	650,723
26,635	Alacer Gold Corp.(a)	79,970
14,121	Alamos Gold, Inc.	197,527
17,370	Argonaut Gold, Inc.(a)	110,176
28,829	AuRico Gold, Inc.(a)	148,466
19,259	Aurizon Mines Ltd.(a)	82,715
67,734	B2Gold Corp.(a)	170,370
23,623	Banro Corp.(a)	30,296
77,424	Barrick Gold Corp.	1,528,698
18,534	Centerra Gold, Inc.	77,574
13,675	Detour Gold Corp.(a)	164,777
9,335	Dominion Diamond Corp.(a)	148,213
Number of Shares		Value
	Common Stocks (Continued)
11,318	Dundee Precious Metals, Inc.(a)	$72,689
83,735	Eldorado Gold Corp.	663,487
10,134	Endeavour Silver Corp.(a)	52,995
13,575	First Majestic Silver Corp.(a)	167,621
17,182	Franco-Nevada Corp.	749,220
68,939	Goldcorp, Inc.	2,043,805
67,701	Great Basin Gold Ltd.(a)	539
44,047	IAMGOLD Corp.	236,908
133,716	Kinross Gold Corp.	729,831
7,308	Kirkland Lake Gold, Inc.(a)	24,557
5,469	Mag Silver Corp.(a)	41,812
23,284	Nevsun Resources Ltd.	87,270
54,295	New Gold, Inc.(a)	436,152
29,149	NovaGold Resources, Inc.(a)	71,869
51,607	Osisko Mining Corp.(a)	218,054
17,825	Pan American Silver Corp.	234,808
17,446	Premier Gold Mines Ltd.(a)	36,597
8,436	Pretium Resources, Inc.(a)	62,315
33,665	Rubicon Minerals Corp.(a)	58,571
31,981	SEMAFO, Inc.	60,728
9,447	Silver Standard Resources, Inc.(a)	67,905
41,291	Silver Wheaton Corp.	1,011,083
19,987	Silvercorp Metals, Inc.	58,420
9,707	Tahoe Resources, Inc.(a)	168,885
70,685	Torex Gold Resources, Inc.(a)	98,383
79,686	Yamana Gold, Inc.	987,905
		11,831,914
	Cayman Islands—0.3%
369,810	China Precious Metal Resources Holdings Co. Ltd.(a)	63,377

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	China—1.4%
102,540	Zhaojin Mining Industry Co. Ltd., H-Shares	$113,895
702,600	Zijin Mining Group Co. Ltd., H-Shares	207,324
		321,219
	Japan—0.3%
3,600	Asahi Holdings, Inc.	72,880
	Jersey Island—3.9%
112,162	Centamin PLC(a)	72,149
10,780	Randgold Resources Ltd.	848,967
		921,116
	Mexico—2.6%
14,545	Industrias Penoles S.A.B. de C.V.	610,140
	Russia—0.7%
16,258	Polymetal International PLC	175,989
	South Africa—12.2%
6,311	Anglo American Platinum Ltd.(a)	239,157
44,922	AngloGold Ashanti Ltd.	837,186
85,579	Gold Fields Ltd.	608,515
42,920	Harmony Gold Mining Co. Ltd.	206,420
63,736	Impala Platinum Holdings Ltd.	868,934
28,642	Northam Platinum Ltd.(a)	106,151
4,430	Sibanye Gold Ltd.(a)	4,192
		2,870,555
	Turkey—0.4%
5,353	Koza Altin Isletmeleri AS	106,854
	United Kingdom—3.0%
12,481	African Barrick Gold Ltd.	33,994
19,350	Fresnillo PLC	346,940
18,197	Hochschild Mining PLC	70,380
49,790	Lonmin PLC(a)	208,457
16,932	Petropavlovsk PLC	38,212
		697,983
	United States—12.4%
9,572	Allied Nevada Gold Corp.(a)	102,421
11,787	Coeur d'Alene Mines Corp.(a)	179,634
33,403	Hecla Mining Co.	113,570
30,689	McEwen Mining, Inc.(a)	71,505
57,332	Newmont Mining Corp.	1,857,557
7,624	Royal Gold, Inc.	423,742
13,662	Stillwater Mining Co.(a)	169,955
		2,918,384
	Total Investments (Cost $37,945,742)—100.0%	23,597,906
	Other assets less liabilities—0.0%	5,541
	Net Assets—100.0%	$23,603,447

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

54

Portfolio Composition

PowerShares Global Water Portfolio (PIO)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Water	37.6
Machinery-Diversified	13.0
Miscellaneous Manufacturing	12.9
Electronics	10.6
Environmental Control	9.5
Building Materials	7.7
Chemicals	3.8
Metal Fabricate/Hardware	3.0
Housewares	1.9
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—3.4%
509,117	Cia de Saneamento Basico do Estado de Sao Paulo	$7,139,605
	Canada—0.3%
59,568	GLV, Inc., Class A(a)	174,111
81,521	Pure Technologies Ltd.(a)	425,496
		599,607
	Cayman Islands—0.5%
94,340	Consolidated Water Co. Ltd.	940,570
	China—0.9%
5,678,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,004,706
	Finland—4.7%
528,517	Kemira Oyj	8,006,197
124,507	Uponor Oyj(b)	1,845,047
		9,851,244
	France—12.8%
617,253	Suez Environnement Co.	8,874,342
1,307,193	Veolia Environnement	18,035,418
		26,909,760
	Japan—5.6%
410,631	Kurita Water Industries Ltd.	8,426,767
181,346	Organo Corp.	1,029,508
285,400	Torishima Pump Manufacturing Co. Ltd.	2,317,538
		11,773,813
	Malaysia—0.4%
1,645,200	Puncak Niaga Holding Bhd(a)	924,665
Number of Shares		Value
	Common Stocks (Continued)
	Singapore—4.1%
2,523,516	Hyflux Ltd.	$2,806,980
2,905,598	Sound Global Ltd.	1,321,102
7,097,000	United Envirotech Ltd.	4,494,507
		8,622,589
	Switzerland—15.7%
66,286	Geberit AG	16,204,909
309,485	Pentair Ltd.	16,820,510
		33,025,419
	United Kingdom—20.6%
1,025,876	Halma PLC	7,991,355
829,076	Pennon Group PLC	8,845,518
335,419	Severn Trent PLC	9,506,465
1,472,291	United Utilities Group PLC	16,968,372
		43,311,710
	United States—31.0%
208,952	American Water Works Co., Inc.	8,750,910
102,624	Flowserve Corp.	16,226,907
89,516	Itron, Inc.(a)	3,549,309
120,902	Pall Corp.(b)	8,065,372
86,958	Toro Co. (The)	3,913,980
43,457	Valmont Industries, Inc.	6,332,989
88,904	Waters Corp.(a)	8,214,730
56,571	Watts Water Technologies, Inc., Class A	2,662,231
272,855	Xylem, Inc.	7,571,727
		65,288,155
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $182,105,713)—100.0%	210,391,843

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares Global Water Portfolio (PIO)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—0.5%
1,166,588	Invesco Liquid Assets Portfolio— Institutional Class (Cost $1,166,588)(c)(d)	$1,166,588
	Total Investments (Cost $183,272,301)—100.5%	211,558,431
	Liabilities in excess of other assets—(0.5)%	(1,124,596)
	Net Assets—100.0%	$210,433,835

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2013.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

(d)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See Notes to Financial Statements.

56

Portfolio Composition

PowerShares MENA Frontier Countries Portfolio (PMNA)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	40.3
Telecommunications	18.1
Real Estate	17.7
Engineering & Construction	10.4
Diversified Financial Services	3.3
Electric	2.8
Airlines	1.7
Gas	1.6
Oil & Gas	1.2
Storage/Warehousing	1.1
Insurance	1.0
Iron/Steel	0.7
Other assets less liabilities	0.1

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Bahrain—0.4%
482,209	Gulf Finance House EC(a)	$67,737
	Egypt—21.1%
134,834	Commercial International Bank Egypt SAE	594,812
144,046	Egyptian Financial Group-Hermes Holding SAE(a)	206,693
84,449	Ezz Steel	112,043
34,364	Orascom Construction Industries(a)	1,156,806
1,053,389	Orascom Telecom Holding SAE(a)	709,424
492,545	Talaat Moustafa Group(a)	280,571
153,735	Telecom Egypt Co.	280,012
		3,340,361
	Kuwait—25.3%
73,992	Agility Public Warehousing Co. KSC	174,497
64,370	Burgan Bank SAK	133,679
77,290	Commercial Bank of Kuwait SAK(a)	187,716
170,289	Gulf Bank KSC(a)	236,762
196,824	Kuwait Finance House KSC	554,239
34,899	Mabanee Co. SAKC	144,952
464,217	Mobile Telecommunications Co. KSC	1,225,494
380,503	National Bank of Kuwait SAK	1,258,968
118,841	National Industries Group Holding(a)	103,740
		4,020,047
	Morocco—2.6%
62,037	Douja Promotion Groupe Addoha SA	404,250
	Oman—4.4%
288,244	Bank Sohar	137,758
350,823	BankMuscat SAOG	564,051
		701,809
Number of Shares		Value
	Common Stocks (Continued)
	Qatar—20.4%
43,806	Barwa Real Estate Co.	$283,400
95,451	Masraf Al Rayan	654,222
11,192	Qatar Electricity & Water Co.	439,662
59,929	Qatar Gas Transport Co. Ltd. (Nakilat)	258,471
10,458	Qatar Insurance Co.	158,011
13,445	Qatar International Islamic Bank	190,953
22,213	Qatar Islamic Bank	421,047
20,736	Qatar Telecom (Qtel) QSC	655,085
37,443	United Development Co.	181,547
		3,242,398
	United Arab Emirates—25.7%
1,027,655	Air Arabia PJSC	273,888
217,626	Ajman Bank PJSC(a)	95,385
807,380	Aldar Properties PJSC	318,706
306,760	Arabtec Holding Co.	177,043
1,436,334	Dana Gas PJSC(a)	195,510
264,053	Drake & Scull International	66,637
719,054	Dubai Financial Market(a)	244,689
878,477	Emaar Properties PJSC	1,341,643
411,725	National Bank of Abu Dhabi PJSC	1,356,239
		4,069,740
	Total Investments (Cost $14,289,383)—99.9%	15,846,342
	Other assets less liabilities—0.1%	17,760
	Net Assets—100.0%	$15,864,102

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

57

Portfolio Composition

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Consumer Discretionary	23.1
Industrials	19.0
Consumer Staples	17.7
Health Care	11.6
Financials	9.4
Materials	6.3
Utilities	4.0
Information Technology	3.9
Energy	3.6
Telecommunication Services	1.4
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—7.9%
7,078	ALS Ltd.	$71,930
4,803	Ansell Ltd.	78,775
27,224	Ausdrill Ltd.	42,814
1,545	Australia & New Zealand Banking Group Ltd.	51,065
11,177	Cardno Ltd.	75,531
5,484	Coca-Cola Amatil Ltd.	86,187
948	Cochlear Ltd.	64,929
1,863	Commonwealth Bank of Australia	142,044
734	CSL Ltd.	47,971
7,430	Fleetwood Corp. Ltd.	65,944
9,032	Iress Ltd.	78,381
3,585	JB Hi-Fi Ltd.	59,543
18,063	M2 Telecommunications Group Ltd.	105,564
2,734	McMillan Shakespeare Ltd.	43,308
11,577	Metcash Ltd.	49,152
3,063	Monadelphous Group Ltd.	66,548
15,954	Navitas Ltd.	89,595
1,752	Newcrest Mining Ltd.	30,572
3,227	Origin Energy Ltd.	41,269
1,372	Ramsay Health Care Ltd.	45,560
2,908	Sonic Healthcare Ltd.	40,027
3,858	Super Retail Group Ltd.	52,703
6,549	UGL Ltd.	68,390
2,525	Woolworths Ltd.	95,433
1,591	WorleyParsons Ltd.	37,605
		1,630,840
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Austria—0.2%
603	Andritz AG	$39,336
	Belgium—1.4%
1,693	Colruyt SA	85,543
1,883	Delhaize Group SA	118,194
1,001	D'ieteren SA	46,190
1,109	KBC Groep NV	43,571
		293,498
	Bermuda—0.4%
3,600	Dairy Farm International Holdings Ltd.	43,200
11,000	Luk Fook Holdings International Ltd.	31,183
		74,383
	Canada—9.1%
836	Alimentation Couche Tard, Inc., Class B	50,874
1,735	Astral Media, Inc., Class A	84,521
1,404	Bank of Nova Scotia	81,084
873	Canadian National Railway Co.	85,603
1,355	Canadian Natural Resources Ltd.	39,807
1,204	Canadian Tire Corp. Ltd., Class A	88,817
1,110	Canadian Utilities Ltd., Class A	91,506
1,110	Emera, Inc.	40,721
1,821	Enbridge, Inc.	86,791
2,364	Fortis, Inc.	82,141
3,253	Great-West Lifeco, Inc.	88,484
1,399	Husky Energy, Inc.	40,502
976	IGM Financial, Inc.	43,558
2,754	Imperial Oil Ltd.	109,738
1,854	Laurentian Bank of Canada	81,489

See Notes to Financial Statements.

58

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,934	Loblaw Cos. Ltd.	$124,699
2,789	Manulife Financial Corp.	41,287
1,944	Metro, Inc.	132,042
525	National Bank of Canada	39,746
1,567	Power Corp. of Canada	42,266
1,419	Power Financial Corp.	41,984
681	Royal Bank of Canada	41,150
1,893	Shoppers Drug Mart Corp.	84,915
2,424	Suncor Energy, Inc.	75,695
2,494	TELUS Corp.	89,882
1,815	Toromont Industries Ltd.	40,059
830	TransCanada Corp.	41,209
		1,890,570
	Cayman Islands—1.4%
32,000	Daphne International Holdings Ltd.	33,317
28,000	ENN Energy Holdings Ltd.	161,998
98,000	Sa Sa International Holdings Ltd.	102,033
		297,348
	Denmark—1.3%
792	Coloplast A/S, Class B	43,137
696	Novo Nordisk A/S, Class B	122,217
2,853	Novozymes A/S, Class B	98,632
		263,986
	Finland—0.4%
521	Kone Oyj, Class B	46,056
1,303	Orion Oyj, Class B	37,449
		83,505
	France—5.4%
991	Air Liquide SA	125,584
232	Christian Dior SA	40,482
354	Dassault Systemes SA	43,218
816	Essilor International SA	91,918
1,227	Eutelsat Communications SA	44,349
132	Hermes International	44,569
1,061	Ipsos	35,600
437	LVMH Moet Hennessy Louis Vuitton SA	75,762
345	Pernod-Ricard SA	42,756
411	PPR	90,518
634	Publicis Groupe SA	44,150
594	Rubis	38,205
816	Sanofi	89,529
544	Schneider Electric SA	41,526
519	SEB SA	37,661
1,435	Sodexo	119,966
763	Total SA	38,497
1,640	Vinci SA	79,049
		1,123,339
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—5.8%
898	Adidas AG	$93,885
1,746	BayWa AG	87,922
1,010	Bechtle AG	44,741
414	Bilfinger Berger SE	41,537
836	Fielmann AG	80,746
1,905	Fresenius Medical Care AG & Co. KGaA	131,605
368	Fresenius SE & Co. KGaA	46,198
1,771	Fuchs Petrolub AG	135,120
1,620	Fuchs Petrolub AG (Preference)	136,670
2,519	Gerry Weber International AG	110,608
1,304	Hochtief AG(a)	90,601
359	MAN SE	40,255
417	MTU Aero Engines Holding AG	39,496
138	Rational AG	42,838
2,019	Rhoen Klinikum AG	43,175
491	SAP AG	39,041
		1,204,438
	Greece—0.2%
3,582	Motor Oil (Hellas) Corinth Refineries SA	39,575
	Hong Kong—2.0%
10,200	Bank of East Asia Ltd. (The)	41,927
3,000	Cheung Kong (Holdings) Ltd.	45,151
29,000	Chow Sang Sang Holdings International Ltd.	78,474
14,700	Hong Kong & China Gas Co. Ltd.	44,229
1,300	Jardine Strategic Holdings Ltd.	50,700
22,000	Li & Fung Ltd.	28,462
15,000	Lifestyle International Holdings Ltd.	33,129
21,500	Techtronic Industries Co.	51,363
12,500	Yue Yuen Industrial (Holdings) Ltd.	43,247
		416,682
	Ireland—1.0%
2,047	CRH PLC	44,057
1,210	DCC PLC	44,332
842,107	Irish Bank Resolution Corp. Ltd.(a)	0
777	Kerry Group PLC, Class A	46,006
993	Paddy Power PLC	83,722
		218,117
	Israel—0.2%
2,412	Osem Investments Ltd.	48,812
	Italy—1.7%
10,529	Davide Campari-Milano SpA	85,649
8,416	Recordati SpA	86,879
2,935	Saipem SpA	83,194
619	Tod's SpA	89,933
		345,655

See Notes to Financial Statements.

59

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—24.5%
990	ABC-Mart, Inc.	$37,096
1,600	Ain Pharmaciez, Inc.	78,267
3,000	Air Water, Inc.	48,506
4,092	Arcs Co. Ltd.	81,160
5,794	Asahi Group Holdings Ltd.	144,181
8,988	Bank of Yokohama Ltd. (The)	54,624
1,094	Canon, Inc.	39,252
500	Central Japan Railway Co.	60,312
2,000	Daihatsu Motor Co. Ltd.	39,667
1,700	Daiichikosho Co. Ltd.	50,593
1,194	Daikin Industries Ltd.	47,927
3,000	Daiseki Co. Ltd.	57,438
896	Daito Trust Construction Co. Ltd.	86,831
1,100	DeNA Co. Ltd.	31,382
1,188	Denso Corp.	53,235
700	East Japan Railway Co.	59,070
200	FANUC Corp.	30,182
200	Fast Retailing Co. Ltd.	73,298
1,300	FP Corp.	86,346
1,200	Fuyo General Lease Co. Ltd.	54,573
11,000	GS Yuasa Corp.	46,638
794	Hisamitsu Pharmaceutical Co., Inc.	46,706
2,000	Hokuto Corp.	38,559
2,700	House Foods Corp.	47,065
1,912	Izumi Co. Ltd.	51,603
800	Japan Exchange Group, Inc.	98,224
988	JGC Corp.	29,262
2,000	JSR Corp.	46,053
5,000	Kaken Pharmaceutical Co. Ltd.	88,749
7,998	Kansai Paint Co. Ltd.	102,551
1,500	Kao Corp.	51,894
1,200	KDDI Corp.	57,653
6,000	Kewpie Corp.	90,607
1,200	Kintetsu World Express, Inc.	43,178
3,000	Kirin Holdings Co. Ltd.	52,572
1,694	Kobayashi Pharmaceutical Co. Ltd.	92,517
6,012	Koito Manufacturing Co. Ltd.	116,154
4,690	K's Holdings Corp.	165,144
3,100	Kuraray Co. Ltd.	47,068
1,894	Kurita Water Industries Ltd.	38,868
2,990	Maeda Road Construction Co. Ltd.	45,152
1,992	Miraca Holdings, Inc.	99,385
2,600	Mitsui & Co. Ltd.	35,713
3,000	Mochida Pharmaceutical Co. Ltd.	39,914
2,200	NEC Networks & System Integration Corp.	48,241
4,706	NHK Spring Co. Ltd.	50,920
2,000	Nichi-Iko Pharmaceutical Co. Ltd.	48,393
1,300	Nihon Kohden Corp.	49,980
1,138	Nitori Holdings Co. Ltd.	85,750
82	NTT Urban Development Corp.	121,220
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Oriental Land Co. Ltd.	$48,537
1,180	Point, Inc.	57,419
588	Rinnai Corp.	46,721
3,000	Rohto Pharmaceutical Co. Ltd.	42,131
796	Ryohin Keikaku Co. Ltd.	75,179
6,000	San-in Godo Bank Ltd. (The)	51,124
400	Sawai Pharmaceutical Co. Ltd.	51,658
1,296	Shimamura Co. Ltd.	163,780
700	Shin-Etsu Chemical Co. Ltd.	47,141
1,100	Sho-Bond Holdings Co. Ltd.	46,412
2,794	Stanley Electric Co. Ltd.	53,580
1,198	Sugi Holdings Co. Ltd.	46,058
988	Sumitomo Realty & Development Co. Ltd.	46,656
3,396	Sundrug Co. Ltd.	149,213
1,512	Suzuki Motor Corp.	38,774
1,600	Sysmex Corp.	103,152
2,000	Taikisha Ltd.	45,273
900	Takeda Pharmaceutical Co. Ltd.	49,430
2,900	Tokai Rika Co. Ltd.	58,709
3,000	Toshiba Plant Systems & Services Corp.	40,591
1,500	Towa Pharmaceutical Co. Ltd.	74,376
2,000	Toyo Suisan Kaisha Ltd.	67,960
1,196	Toyota Industries Corp.	48,866
890	Toyota Motor Corp.	51,531
1,592	Unicharm Corp.	102,963
2,600	Valor Co. Ltd.	49,165
247	Yahoo! Japan Corp.	123,614
1,078	Yamada Denki Co. Ltd.	51,958
1,400	Yamato Kogyo Co. Ltd.	46,207
		5,067,851
	Luxembourg—0.4%
2,776	SES SA FDR	86,776
	Netherlands—0.9%
3,192	Arcadis NV	88,396
1,207	Koninklijke Vopak NV	66,930
3,103	Royal Imtech NV(a)	34,528
		189,854
	New Zealand—0.3%
10,092	Ryman Healthcare Ltd.	52,810
	Norway—0.2%
782	Yara International ASA	36,675
	Portugal—0.9%
25,652	EDP-Energias de Portugal SA	88,269
3,870	Jeronimo Martins SGPS SA	92,274
		180,543

See Notes to Financial Statements.

60

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Singapore—1.8%
2,000	Jardine Cycle & Carriage Ltd.	$79,081
1,800	Keppel REIT	2,207
9,000	Keppel Corp. Ltd.	78,261
62,000	Olam International Ltd.	84,318
21,000	SembCorp Marine Ltd.	73,487
16,000	Super Group Ltd.	51,053
		368,407
	South Korea—5.9%
2,860	Coway Co. Ltd.	144,909
979	Dongbu Insurance Co. Ltd.	39,514
309	Green Cross Corp.	42,367
1,890	Halla Climate Control Corp.	51,056
979	Hotel Shilla Co. Ltd.	51,737
263	Hyundai Department Store Co. Ltd.	38,209
2,710	Hyundai Greenfood Co. Ltd.	43,678
164	Hyundai Mobis	37,229
111	Korea Zinc Co. Ltd.	31,799
536	KT&G Corp.	38,595
262	LG Chem Ltd.	61,854
844	LG Chem Ltd. (Preference)	73,725
196	LG Household & Health Care Ltd.	110,164
60	Lotte Food Co. Ltd.	47,943
221	OCI Co. Ltd.	28,395
2,840	Partron Co. Ltd.	60,085
607	S1 Corp.	34,283
528	Samsung Engineering Co. Ltd.	42,430
201	Samsung Fire & Marine Insurance Co. Ltd.	41,339
2,330	Samsung Heavy Industries Co. Ltd.	74,155
184	Shinsegae Co. Ltd.	39,513
457	Yuhan Corp.	87,142
		1,220,121
	Spain—4.9%
38,993	Abengoa SA, Class B	95,362
4,708	Abertis Infraestructuras SA	88,016
161	Construcciones y Auxiliar de Ferrocarriles SA	63,679
2,043	Ebro Foods SA	41,938
2,182	Gas Natural SDG SA	45,740
7,368	Iberdrola SA	39,730
2,914	Indra Sistemas SA	39,225
856	Industria de Diseno Textil SA (Inditex)	115,169
35,403	Mapfre SA	129,991
13,243	Prosegur Cia de Seguridad SA	74,029
2,218	Red Electrica Corporacion SA	118,109
2,750	Telefonica SA	40,389
1,546	Viscofan SA	80,388
2,606	Zardoya Otis SA	36,453
		1,008,218
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Sweden—2.4%
1,969	Alfa Laval AB	$43,102
5,481	Elekta AB, Class B	84,376
4,007	Getinge AB, Class B	120,771
2,361	Hennes & Mauritz AB, Class B	83,634
2,603	NIBE Industrier AB, Class B	42,545
1,863	Scania AB, Class B	39,688
4,392	Skandinaviska Enskilda Banken AB, Class A	45,120
1,144	Swedish Match AB	39,729
		498,965
	Switzerland—1.4%
742	Aryzta AG	46,088
67	Galenica AG	43,996
437	PSP Swiss Property AG	41,045
344	Sonova Holding AG	37,475
293	Syngenta AG	125,344
		293,948
	United Kingdom—18.0%
4,184	Admiral Group PLC	83,418
2,802	Aggreko PLC	77,714
3,260	Associated British Foods PLC	98,179
2,519	AstraZeneca PLC	131,045
1,163	Aveva Group PLC	40,184
2,616	Babcock International Group PLC	43,566
2,248	Bellway PLC	47,059
4,734	BG Group PLC	79,906
4,022	Bovis Homes Group PLC	48,076
2,414	British American Tobacco PLC	133,980
2,352	Bunzl PLC	46,820
6,591	Capita PLC	92,581
15,031	Carillion PLC	62,743
5,741	Chemring Group PLC	24,224
6,672	Compass Group PLC	87,955
2,788	Diageo PLC	85,223
3,848	Domino Printing Sciences PLC	39,947
4,851	Domino's Pizza Group PLC	49,151
2,436	Experian PLC	42,919
1,634	Fidessa Group PLC	45,650
3,090	Galliford Try PLC	47,395
5,172	Genus PLC	109,074
3,945	Greene King PLC	44,638
11,021	Greggs PLC	71,100
11,073	Halma PLC	86,256
2,207	IMI PLC	42,559
14,869	Intermediate Capital Group PLC	97,752
5,739	Interserve PLC	42,231
2,452	Intertek Group PLC	126,243
7,696	J Sainsbury PLC	45,648
3,233	John Wood Group PLC	38,997
26,870	Man Group PLC	42,741

See Notes to Financial Statements.

61

Schedule of Investments (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,976	Meggitt PLC	$43,585
18,201	Mitie Group PLC	78,242
13,338	N Brown Group PLC	92,586
1,248	Next PLC	84,669
3,842	Pennon Group PLC	40,991
2,865	Persimmon PLC	48,158
2,865	Persimmon PLC, Class C	3,344
1,900	Reckitt Benckiser Group PLC	138,868
1,956	Rotork PLC	88,559
1,699	SABMiller PLC	91,718
7,965	Sage Group PLC (The)	41,839
13,824	Serco Group PLC	133,075
2,151	Spirax-Sarco Engineering PLC	87,813
1,768	SSE PLC	42,844
2,968	Standard Chartered PLC	74,696
21,524	Tesco PLC	122,660
2,047	Travis Perkins PLC	45,687
1,561	Victrex PLC	38,994
1,285	Weir Group PLC (The)	44,079
3,990	WH Smith PLC	45,923
19,751	William Morrison Supermarkets PLC	89,793
5,308	WPP PLC	87,901
		3,720,998
	Total Common Stocks and Other Equity Interests (Cost $18,215,597)	20,695,250
	Rights—0.0%
	South Korea—0.0%
24	Green Cross Corp., expiring 06/30/13(a) (Cost $0)	686
	Total Investments (Cost $18,215,597)—100.0%	20,695,936
	Other assets less liabilities—0.0%	2,815
	Net Assets—100.0%	$20,698,751

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

62

This page intentionally left blank

Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
ASSETS:
Unaffiliated investments, at value(a)	$251,905,497	$482,977,660	$101,866,804	$76,779,310
Affiliated investments, at value	—	—	3,079,955	—
Total investments, at value	251,905,497	482,977,660	104,946,759	76,779,310
Foreign currency, at value	102,303	57,758	356,606	—
Receivables:
Dividends and interest	611,892	535,479	277,009	105,425
Foreign tax reclaims	129,969	27,138	6,655	—
Investments sold	4,261	—	113,625	—
Shares sold	—	4,153,558	—	—
Security lending	—	—	697	—
Total Assets	252,753,922	487,751,593	105,701,351	76,884,735
LIABILITES:
Due to custodian	165,558	945	433,651	21,254
Payables:
Investments purchased	255,286	4,154,165	—	—
Collateral upon return of securities loaned	—	—	3,079,955	—
Accrued unitary management fees	158,768	338,290	62,672	29,905
Accrued expenses	14,571	5,894	6,585	—
Total Liabilities	594,183	4,499,294	3,582,863	51,159
NET ASSETS	$252,159,739	$483,252,299	$102,118,488	$76,833,576
NET ASSETS CONSIST OF:
Shares of beneficial interest	$269,347,686	$450,258,027	$129,993,954	$72,563,297
Undistributed net investment income (loss)	585,743	780,387	91,821	(382,263)
Undistributed net realized gain (loss)	(45,881,702)	(42,702,721)	(23,270,602)	(6,457,411)
Net unrealized appreciation (depreciation)	28,108,012	74,916,606	(4,696,685)	11,109,953
Net Assets	$252,159,739	$483,252,299	$102,118,488	$76,833,576
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,500,000	23,150,000	2,500,000	1,300,000
Net asset value	$21.93	$20.87	$40.85	$59.10
Market price	$21.97	$21.06	$40.88	$59.22
Unaffiliated investments, at cost	$223,797,614	$408,059,619	$106,576,009	$65,669,739
Affiliated investments, at cost	$—	$—	$3,079,955	$—
Total investments, at cost	$223,797,614	$408,059,619	$109,655,964	$65,669,739
Foreign currencies, at cost	$102,277	$56,532	$344,854	$—
(a)Includes securities on loan with an aggregate value of:	$—	$—	$2,878,974	$—

See Notes to Financial Statements.

64

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
ASSETS:
Unaffiliated investments, at value(a)	$536,328,986	$73,174,829	$374,839,194
Affiliated investments, at value	24,038,480	—	2,255,800
Total investments, at value	560,367,466	73,174,829	377,094,994
Foreign currency, at value	321,810	—	444,830
Receivables:
Dividends and interest	2,122,628	302,958	1,028,459
Foreign tax reclaims	419,838	35,122	18,620
Investments sold	1,163,371	90,115	17,669
Shares sold	—	—	—
Security lending	90,407	—	941
Total Assets	564,485,520	73,603,024	378,605,513
LIABILITES:
Due to custodian	1,431,026	178,980	575,858
Payables:
Investments purchased	968,646	150,234	18,626
Collateral upon return of securities loaned	24,038,480	—	2,255,800
Accrued unitary management fees	190,383	28,398	147,488
Accrued expenses	95,768	6,592	—
Total Liabilities	26,724,303	364,204	2,997,772
NET ASSETS	$537,761,217	$73,238,820	$375,607,741
NET ASSETS CONSIST OF:
Shares of beneficial interest	$548,316,989	$73,384,602	$426,004,206
Undistributed net investment income (loss)	3,428,583	(136,365)	1,361,006
Undistributed net realized gain (loss)	(38,013,479)	(3,553,661)	(40,427,178)
Net unrealized appreciation (depreciation)	24,029,124	3,544,244	(11,330,293)
Net Assets	$537,761,217	$73,238,820	$375,607,741
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,800,000	2,900,000	17,250,000
Net asset value	$38.97	$25.25	$21.77
Market price	$39.10	$25.31	$21.96
Unaffiliated investments, at cost	$512,282,740	$69,624,775	$386,168,243
Affiliated investments, at cost	$24,038,480	$—	$2,255,800
Total investments, at cost	$536,321,220	$69,624,775	$388,424,043
Foreign currencies, at cost	$321,144	$—	$444,213
(a)Includes securities on loan with an aggregate value of:	$23,025,497	$—	$2,201,754
65

Statements of Assets and Liabilities (Continued)

April 30, 2013
(Unaudited)

	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)
ASSETS:
Unaffiliated investments, at value(a)	$107,646,481	$62,642,062	$23,597,906
Affiliated investments, at value	—	9,730,957	—
Total investments, at value	107,646,481	72,373,019	23,597,906
Foreign currency, at value	147,316	60,200	6,885
Receivables:
Dividends and interest	165,343	70,525	9,234
Foreign tax reclaims	156,099	100,618	7,030
Investments sold	37,106	3,353	4,848
Shares sold	—	—	—
Security lending	—	60,320	—
Total Assets	108,152,345	72,668,035	23,625,903
LIABILITES:
Due to custodian	243,517	161,926	2,222
Payables:
Investments purchased	126,121	28,113	4,892
Collateral upon return of securities loaned	—	9,730,957	—
Accrued unitary management fees	65,055	37,100	15,342
Accrued expenses	4,655	39,349	—
Total Liabilities	439,348	9,997,445	22,456
NET ASSETS	$107,712,997	$62,670,590	$23,603,447
NET ASSETS CONSIST OF:
Shares of beneficial interest	$107,243,491	$277,140,120	$41,381,522
Undistributed net investment income (loss)	366,567	202,183	(388,531)
Undistributed net realized gain (loss)	(3,326,896)	(212,814,669)	(3,041,695)
Net unrealized appreciation (depreciation)	3,429,835	(1,857,044)	(14,347,849)
Net Assets	$107,712,997	$62,670,590	$23,603,447
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,400,000	6,800,000	950,000
Net asset value	$31.68	$9.22	$24.85
Market price	$31.57	$9.20	$25.05
Unaffiliated investments, at cost	$104,217,205	$64,496,065	$37,945,742
Affiliated investments, at cost	$—	$9,730,957	$—
Total investments, at cost	$104,217,205	$74,227,022	$37,945,742
Foreign currencies, at cost	$129,562	$45,517	$6,880
(a)Includes securities on loan with an aggregate value of:	$—	$9,373,986	$—

See Notes to Financial Statements.

66

	PowerShares Global Water Portfolio (PIO)	PowerShares MENA Frontier Countries Portfolio (PMNA)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
ASSETS:
Unaffiliated investments, at value(a)	$210,391,843	$15,846,342	$20,695,936
Affiliated investments, at value	1,166,588	—	—
Total investments, at value	211,558,431	15,846,342	20,695,936
Foreign currency, at value	—	32,713	1,315
Receivables:
Dividends and interest	385,607	23,739	83,481
Foreign tax reclaims	297,534	—	58,551
Investments sold	—	—	2,072
Shares sold	—	—	—
Security lending	14,442	—	—
Total Assets	212,256,014	15,902,794	20,841,355
LIABILITES:
Due to custodian	381,390	6,097	93,530
Payables:
Investments purchased	—	23,529	21,587
Collateral upon return of securities loaned	1,166,588	—	—
Accrued unitary management fees	127,324	9,066	7,412
Accrued expenses	146,877	—	20,075
Total Liabilities	1,822,179	38,692	142,604
NET ASSETS	$210,433,835	$15,864,102	$20,698,751
NET ASSETS CONSIST OF:
Shares of beneficial interest	$339,805,053	$37,161,453	$66,629,792
Undistributed net investment income (loss)	758,962	442,831	46,855
Undistributed net realized gain (loss)	(158,415,404)	(23,297,108)	(48,457,200)
Net unrealized appreciation (depreciation)	28,285,224	1,556,926	2,479,304
Net Assets	$210,433,835	$15,864,102	$20,698,751
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,800,000	1,425,000	1,100,000
Net asset value	$19.48	$11.13	$18.82
Market price	$19.39	$11.09	$18.79
Unaffiliated investments, at cost	$182,105,713	$14,289,383	$18,215,597
Affiliated investments, at cost	$1,166,588	$—	$—
Total investments, at cost	$183,272,301	$14,289,383	$18,215,597
Foreign currencies, at cost	$—	$32,743	$1,300
(a)Includes securities on loan with an aggregate value of:	$1,135,509	$—	$—

67

Statements of Operations

Six Months Ended April 30,2013
(Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,736,285	$2,752,139	$652,889	$1,155,389
Security lending income	—	—	1,895	—
Foreign withholding tax	(120,034)	(375,714)	(54,835)	(68,182)
Total Income	1,616,251	2,376,425	599,949	1,087,207
EXPENSES:
Unitary management fees	629,163	1,412,753	380,248	191,191
Professional fees	14,571	5,894	6,585	—
Total Expenses	643,734	1,418,647	386,833	191,191
Less: Waivers	—	—	—	(13,511)
Net Expenses	643,734	1,418,647	386,833	177,680
Net Investment Income	972,517	957,778	213,116	909,527
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(3,041,739)	(2,928,966)	(1,402,207)	(136,900)
In-kind redemptions	—	—	248,423	—
Foreign currencies	(51,554)	(655,724)	(137,121)	(40,910)
Net realized gain (loss)	(3,093,293)	(3,584,690)	(1,290,905)	(177,810)
Change in net unrealized appreciation (depreciation) on:
Investment securities	22,458,087	63,687,670	2,582,639	6,788,740
Foreign currencies	7,150	773	13,724	356
Net change in unrealized appreciation	22,465,237	63,688,443	2,596,363	6,789,096
Net realized and unrealized gain on investments	19,371,944	60,103,753	1,305,458	6,611,286
Net increase in net assets resulting from operations	$20,344,461	$61,061,531	$1,518,574	$7,520,813

See Notes to Financial Statements.

68

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
INVESTMENT INCOME:
Unaffiliated dividend income	$7,118,603	$837,031	$3,531,592
Security lending income	148,483	—	14,031
Foreign withholding tax	(610,631)	(86,398)	(201,219)
Total Income	6,656,455	750,633	3,344,404
EXPENSES:
Unitary management fees	1,001,800	181,771	1,078,269
Professional fees	95,768	6,592	—
Total Expenses	1,097,568	188,363	1,078,269
Less: Waivers	(59,615)	(10,824)	(88,007)
Net Expenses	1,037,953	177,539	990,262
Net Investment Income	5,618,502	573,094	2,354,142
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(8,453,941)	(1,989,445)	(7,046,306)
In-kind redemptions	—	3,433,540	4,501,402
Foreign currencies	(145,121)	(17,242)	(157,954)
Net realized gain (loss)	(8,599,062)	1,426,853	(2,702,858)
Change in net unrealized appreciation (depreciation) on:
Investment securities	52,546,351	7,534,252	10,991,996
Foreign currencies	2,500	(1,161)	(1,722)
Net change in unrealized appreciation	52,548,851	7,533,091	10,990,274
Net realized and unrealized gain on investments	43,949,789	8,959,944	8,287,416
Net increase in net assets resulting from operations	$49,568,291	$9,533,038	$10,641,558

69

Statements of Operations (Continued)

Six Months Ended April 30, 2013
(Unaudited)

	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,337,067	$366,562	$216,803
Security lending income	—	320,332	—
Foreign withholding tax	(84,326)	(47,009)	(21,341)
Total Income	1,252,741	639,885	195,462
EXPENSES:
Unitary management fees	405,048	222,943	120,088
Professional fees	4,655	39,349	—
Total Expenses	409,703	262,292	120,088
Less: Waivers	—	—	—
Net Expenses	409,703	262,292	120,088
Net Investment Income	843,038	377,593	75,374
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	2,221,828	(6,776,779)	(708,665)
In-kind redemptions	473,943	1,832,959	(57,382)
Foreign currencies	(7,159)	(1,406)	(3,186)
Net realized gain (loss)	2,688,612	(4,945,226)	(769,233)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,633,254	17,644,690	(14,340,040)
Foreign currencies	1,027	1,543	—
Net change in unrealized appreciation (depreciation)	3,634,281	17,646,233	(14,340,040)
Net realized and unrealized gain (loss) on investments	6,322,893	12,701,007	(15,109,273)
Net increase (decrease) in net assets resulting from operations	$7,165,931	$13,078,600	$(15,033,899)

See Notes to Financial Statements.

70

	PowerShares Global Water Portfolio (PIO)	PowerShares MENA Frontier Countries Portfolio (PMNA)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
INVESTMENT INCOME:
Unaffiliated dividend income	$2,088,307	$519,389	$255,518
Security lending income	51,254	—	—
Foreign withholding tax	(123,856)	(20,203)	(35,138)
Total Income	2,015,705	499,186	220,380
EXPENSES:
Unitary management fees	758,610	56,355	50,029
Professional fees	146,877	—	20,075
Total Expenses	905,487	56,355	70,104
Less: Waivers	—	—	(3,799)
Net Expenses	905,487	56,355	66,305
Net Investment Income	1,110,218	442,831	154,075
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(1,269,848)	(102,992)	117,068
In-kind redemptions	4,574,047	—	—
Foreign currencies	(202,614)	(16,812)	(5,438)
Net realized gain (loss)	3,101,585	(119,804)	111,630
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,802,621	(3,044)	2,282,486
Foreign currencies	4,438	(35)	3,425
Net change in unrealized appreciation (depreciation)	23,807,059	(3,079)	2,285,911
Net realized and unrealized gain (loss) on investments	26,908,644	(122,883)	2,397,541
Net increase (decrease) in net assets resulting from operations	$28,018,862	$319,948	$2,551,616

71

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)		PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)		PowerShares Emerging Markets Infrastructure Portfolio (PXR)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$972,517	$1,268,674	$957,778	$1,941,472	$213,116	$1,613,746
Net realized gain (loss)	(3,093,293)	(4,675,700)	(3,584,690)	6,400,803	(1,290,905)	(15,027,433)
Net change in unrealized appreciation (depreciation)	22,465,237	4,919,967	63,688,443	1,449,830	2,596,363	11,479,276
Net increase (decrease) in net assets resulting from operations	20,344,461	1,512,941	61,061,531	9,792,105	1,518,574	(1,934,411)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(440,495)	(1,517,087)	(363,203)	(1,945,602)	(354,686)	(2,194,191)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(440,495)	(1,517,087)	(363,203)	(1,945,602)	(354,686)	(2,194,191)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	166,520,505	36,486,216	237,651,060	63,627,988	8,725,691	—
Value of shares repurchased	—	(34,821,780)	—	(58,902,905)	(2,124,824)	(32,587,688)
Transaction fees	—	—	60,759	—	2,775	—
Net increase (decrease) in net assets resulting from shares transactions	166,520,505	1,664,436	237,711,819	4,725,083	6,603,642	(32,587,688)
Increase (Decrease) in Net Assets	186,424,471	1,660,290	298,410,147	12,571,586	7,767,530	(36,716,290)
NET ASSETS:
Beginning of period	65,735,268	64,074,978	184,842,152	172,270,566	94,350,958	131,067,248
End of period	$252,159,739	$65,735,268	$483,252,299	$184,842,152	$102,118,488	$94,350,958
Undistributed net investment income (loss) at end of period	$585,743	$53,721	$780,387	$185,812	$91,821	$233,391
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,100,000	1,900,000	12,550,000	3,650,000	200,000	—
Shares repurchased	—	(1,900,000)	—	(3,600,000)	(50,000)	(850,000)
Shares outstanding, beginning of period	3,400,000	3,400,000	10,600,000	10,550,000	2,350,000	3,200,000
Shares outstanding, end of period	11,500,000	3,400,000	23,150,000	10,600,000	2,500,000	2,350,000

See Notes to Financial Statements.

72

	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$909,527	$1,554,101	$5,618,502	$7,821,902
Net realized gain (loss)	(177,810)	368,042	(8,599,062)	(4,973,823)
Net change in unrealized appreciation (depreciation)	6,789,096	2,118,129	52,548,851	(5,307,791)
Net increase (decrease) in net assets resulting from operations	7,520,813	4,040,272	49,568,291	(2,459,712)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,450,622)	(1,713,355)	(3,373,185)	(7,710,619)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,450,622)	(1,713,355)	(3,373,185)	(7,710,619)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,020,341	—	207,851,127	78,358,678
Value of shares repurchased	—	(9,518,362)	—	(30,165,917)
Transaction fees	—	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	14,020,341	(9,518,362)	207,851,127	48,192,761
Increase (Decrease) in Net Assets	20,090,532	(7,191,445)	254,046,233	38,022,430
NET ASSETS:
Beginning of period	56,743,044	63,934,489	283,714,984	245,692,554
End of period	$76,833,576	$56,743,044	$537,761,217	$283,714,984
Undistributed net investment income (loss) at end of period	$(382,263)	$158,832	$3,428,583	$1,183,266
CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	—	5,500,000	2,300,000
Shares repurchased	—	(200,000)	—	(1,000,000)
Shares outstanding, beginning of period	1,050,000	1,250,000	8,300,000	7,000,000
Shares outstanding, end of period	1,300,000	1,050,000	13,800,000	8,300,000

73

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)		PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$573,094	$1,089,457	$2,354,142	$8,814,720	$843,038	$1,337,331
Net realized gain (loss)	1,426,853	(831,592)	(2,702,858)	(1,858,272)	2,688,612	(2,483,819)
Net change in unrealized appreciation (depreciation)	7,533,091	191,024	10,990,274	(9,535,178)	3,634,281	1,999,418
Net increase (decrease) in net assets resulting from operations	9,533,038	448,889	10,641,558	(2,578,730)	7,165,931	852,930
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(843,615)	(1,318,966)	(1,991,368)	(10,302,942)	(613,871)	(1,478,198)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(843,615)	(1,318,966)	(1,991,368)	(10,302,942)	(613,871)	(1,478,198)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,519,840	—	25,540,409	140,197,590	3,125,934	12,524,349
Value of shares repurchased	(9,850,825)	(4,214,640)	(33,744,298)	(196,950,906)	(10,798,495)	(26,381,857)
Transaction fees	—	—	—	—	1,535	—
Net increase (decrease) in net assets resulting from shares transactions	4,669,015	(4,214,640)	(8,203,889)	(56,753,316)	(7,671,026)	(13,857,508)
Increase (Decrease) in Net Assets	13,358,438	(5,084,717)	446,301	(69,634,988)	(1,118,966)	(14,482,776)
NET ASSETS:
Beginning of period	59,880,382	64,965,099	375,161,440	444,796,428	108,831,963	123,314,739
End of period	$73,238,820	$59,880,382	$375,607,741	$375,161,440	$107,712,997	$108,831,963
Undistributed net investment income (loss) at end of period	$(136,365)	$134,156	$1,361,006	$998,232	$366,567	$137,400
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	—	1,150,000	6,700,000	100,000	450,000
Shares repurchased	(400,000)	(200,000)	(1,600,000)	(9,450,000)	(350,000)	(950,000)
Shares outstanding, beginning of period	2,700,000	2,900,000	17,700,000	20,450,000	3,650,000	4,150,000
Shares outstanding, end of period	2,900,000	2,700,000	17,250,000	17,700,000	3,400,000	3,650,000

See Notes to Financial Statements.

74

	PowerShares Global Clean Energy Portfolio (PBD)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$377,593	$1,629,966	$75,374	$236,753
Net realized gain (loss)	(4,945,226)	(45,749,862)	(769,233)	1,444,310
Net change in unrealized appreciation (depreciation)	17,646,233	19,736,521	(14,340,040)	(7,699,996)
Net increase (decrease) in net assets resulting from operations	13,078,600	(24,383,375)	(15,033,899)	(6,018,933)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(346,419)	(1,844,654)	—	(699,608)
Return of capital	—	—	—	—
Total distributions to shareholders	(346,419)	(1,844,654)	—	(699,608)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,443,282	—	3,314,926	4,096,907
Value of shares repurchased	(10,966,925)	(43,949,854)	(3,139,520)	(13,416,258)
Transaction fees	5,651	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	(6,517,992)	(43,949,854)	175,406	(9,319,351)
Increase (Decrease) in Net Assets	6,214,189	(70,177,883)	(14,858,493)	(16,037,892)
NET ASSETS:
Beginning of period	56,456,401	126,634,284	38,461,940	54,499,832
End of period	$62,670,590	$56,456,401	$23,603,447	$38,461,940
Undistributed net investment income (loss) at end of period	$202,183	$171,009	$(388,531)	$(463,905)
CHANGES IN SHARES OUTSTANDING:
Shares sold	525,000	—	100,000	100,000
Shares repurchased	(1,350,000)	(5,175,000)	(100,000)	(350,000)
Shares outstanding, beginning of period	7,625,000	12,800,000	950,000	1,200,000
Shares outstanding, end of period	6,800,000	7,625,000	950,000	950,000

75

Statements of Changes in Net Assets (Continued)

	PowerShares Global Water Portfolio (PIO)		PowerShares MENA Frontier Countries Portfolio (PMNA)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$1,110,218	$4,407,224	$442,831	$547,122
Net realized gain (loss)	3,101,585	(24,461,036)	(119,804)	(2,422,237)
Net change in unrealized appreciation (depreciation)	23,807,059	20,501,366	(3,079)	1,893,404
Net increase (decrease) in net assets resulting from operations	28,018,862	447,554	319,948	18,289
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(684,302)	(4,505,763)	—	(834,865)
Return of capital	—	—	—	(10,005)
Total distributions to shareholders	(684,302)	(4,505,763)	—	(844,870)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,884,571	30,143,227	—	789,102
Value of shares repurchased	(26,496,930)	(98,324,861)	(812,348)	(4,073,993)
Transaction fees	—	—	—	24,315
Net increase (decrease) in net assets resulting from shares transactions	(23,612,359)	(68,181,634)	(812,348)	(3,260,576)
Increase (Decrease) in Net Assets	3,722,201	(72,239,843)	(492,400)	(4,087,157)
NET ASSETS:
Beginning of period	206,711,634	278,951,477	16,356,502	20,443,659
End of period	$210,433,835	$206,711,634	$15,864,102	$16,356,502
Undistributed net investment income (loss) at end of period	$758,962	$333,046	$442,831	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	1,700,000	—	75,000
Shares repurchased	(1,500,000)	(5,800,000)	(75,000)	(375,000)
Shares outstanding, beginning of period	12,150,000	16,250,000	1,500,000	1,800,000
Shares outstanding, end of period	10,800,000	12,150,000	1,425,000	1,500,000

See Notes to Financial Statements.

76

	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$154,075	$319,752
Net realized gain (loss)	111,630	(248,165)
Net change in unrealized appreciation (depreciation)	2,285,911	906,957
Net increase (decrease) in net assets resulting from operations	2,551,616	978,544
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(164,703)	(318,283)
Return of capital	—	—
Total distributions to shareholders	(164,703)	(318,283)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	12,294,712
Value of shares repurchased	—	(14,676,435)
Transaction fees	—	—
Net increase (decrease) in net assets resulting from shares transactions	—	(2,381,723)
Increase (Decrease) in Net Assets	2,386,913	(1,721,462)
NET ASSETS:
Beginning of period	18,311,838	20,033,300
End of period	$20,698,751	$18,311,838
Undistributed net investment income (loss) at end of period	$46,855	$57,483
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	750,000
Shares repurchased	—	(900,000)
Shares outstanding, beginning of period	1,100,000	1,250,000
Shares outstanding, end of period	1,100,000	1,100,000

77

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

	Six Months Ended April 30, 2013		Year Ended October 31,					For the Period December 27, 2007(a) through
	(Unaudited)		2012	2011	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.33		$18.85	$20.85	$17.54		$13.29	$24.94
Net investment income(b)	0.13		0.40	0.37	0.16		0.25	0.42
Net realized and unrealized gain (loss) on investments	2.56		0.56	(1.99)	3.59		4.02	(11.79)
Total from investment operations	2.69		0.96	(1.62)	3.75		4.27	(11.37)
Distributions to shareholders from:
Net investment income	(0.09)		(0.48)	(0.38)	(0.44)		(0.02)	(0.10)
Return of capital	—		—	—	—		—	(0.18)
Total distributions	(0.09)		(0.48)	(0.38)	(0.44)		(0.02)	(0.28)
Net asset value at end of period	$21.93		$19.33	$18.85	$20.85		$17.54	$13.29
Market price at end of period(c)	$21.97		$19.44	$18.68	$20.94		$17.18	$12.84
NET ASSET VALUE TOTAL RETURN(d)	13.95%		5.43%	(7.81)%	21.82	%(e)	32.14%	(46.12	)%(f)
MARKET PRICE TOTAL RETURN(d)	13.50%		6.99%	(9.04)%	24.88%		33.97%	(47.93	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$252,160		$65,735	$64,075	$97,980		$22,805	$23,922
Ratio to average net assets of:
Expenses	0.82	%(g)	0.80%	0.80%	0.80%		0.80%	0.80	%(g)
Net investment income	1.24	%(g)	2.19%	1.69%	0.86%		1.75%	2.14	%(g)
Portfolio turnover rate(h)	36%		133%	93%	107%		135%	205%

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period December 27, 2007(a) through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.44		$16.33	$17.88	$13.30	$9.24	$25.07
Net investment income(b)	0.06		0.19	0.20	0.13	0.08	0.39
Net realized and unrealized gain (loss) on investments	3.40		1.12	(1.66)	4.55	3.98	(16.16)
Total from investment operations	3.46		1.31	(1.46)	4.68	4.06	(15.77)
Distributions to shareholders from:
Net investment income	(0.03)		(0.20)	(0.09)	(0.10)	—	—
Return of capital	—		—	—	—	—	(0.06)
Total distributions	(0.03)		(0.20)	(0.09)	(0.10)	—	(0.06)
Transaction fees(b)	0.00	(i)	—	—	—	—	—
Net asset value at end of period	$20.87		$17.44	$16.33	$17.88	$13.30	$9.24
Market price at end of period(c)	$21.06		$17.48	$16.26	$17.99	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN(d)	19.87%		8.12%	(8.23)%	35.43%	43.94%	(63.04	)%(j)
MARKET PRICE TOTAL RETURN(d)	20.68%		8.84%	(9.18)%	37.62%	39.36%	(62.20	)%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$483,252		$182,842	$172,271	$312,086	$28,603	$12,938
Ratio to average net assets of:
Expenses	0.90	%(g)	0.90%	0.90%	0.90%	0.90%	0.90	%(g)
Net investment income	0.61	%(g)	1.12%	1.12%	0.88%	0.79%	2.30	%(g)
Portfolio turnover rate(h)	57%		181%	147%	128%	205%	223%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the net asset value total return would have been 21.76%.

(f)  The net asset value total return from Fund Inception (December 28, 2007 the first day of trading on the Exchange) to October 31, 2008 was (46.42)%. The market price total return from Fund Inception to October 31, 2008 was (48.52)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  Amount represents less than $0.005.

(j)  The net asset value total return from Fund Inception (December 28, 2007 the first day of trading on the Exchange) to October 31, 2008 was (62.96)%. The market price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

78

Financial Highlights (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period October 15, 2008(a) through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$40.15		$40.96	$49.91	$39.92	$20.20	$22.64
Net investment income(b)	0.09		0.58	0.82	0.53	0.56	0.06
Net realized and unrealized gain (loss) on investments	0.76		(0.57)	(9.04)	9.87	19.26	(2.50)
Total from investment operations	0.85		0.01	(8.22)	10.40	19.82	(2.44)
Distributions to shareholders from:
Net investment income	(0.15)		(0.82)	(0.73)	(0.41)	(0.10)	—
Transaction fees(b)	0.00	(c)	—	—	—	—	—
Net asset value at end of period	$40.85		$40.15	$40.96	$49.91	$39.92	$20.20
Market price at end of period(d)	$40.88		$39.90	$40.70	$50.04	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN(e)	2.11%		0.13%	(16.67)%	26.23%	98.46%	(10.78	)%(f)
MARKET PRICE TOTAL RETURN(e)	2.83%		0.15%	(17.42)%	25.98%	99.35%	(10.78	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$102,118		$94,351	$131,067	$159,698	$103,786	$2,020
Ratio to average net assets of:
Expenses	0.76	%(g)	0.75%	0.75%	0.75%	0.75%	0.75	%(g)
Net investment income	0.42	%(g)	1.46%	1.62%	1.22%	1.65%	6.64	%(g)
Portfolio turnover rate(h)	17%		20%	34%	36%	38%	5%

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.04		$51.15	$51.72	$45.52	$28.82	$63.10
Net investment income(b)	0.75		1.37	1.40	1.08	1.19	1.85
Net realized and unrealized gain (loss) on investments	5.53		2.99	(0.62)	6.98	16.57	(34.33)
Total from investment operations	6.28		4.36	0.78	8.06	17.76	(32.48)
Distributions to shareholders from:
Net investment income	(1.22)		(1.47)	(1.35)	(1.86)	(1.06)	(1.65)
Return of capital	—		—	—	—	—	(0.15)
Total distributions	(1.22)		(1.47)	(1.35)	(1.86)	(1.06)	(1.80)
Net asset value at end of period	$59.10		$54.04	$51.15	$51.72	$45.52	$28.82
Market price at end of period(d)	$59.22		$53.84	$50.78	$51.99	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN(e)	11.73%		8.92%	1.44%	18.37%	63.18%	(52.57)%
MARKET PRICE TOTAL RETURN(e)	12.37%		9.33%	0.16%	19.59%	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$76,834		$56,743	$63,934	$43,960	$38,690	$14,412
Ratio to average net assets of:
Expenses, after waivers	0.52	%(g)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to waivers	0.56	%(g)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.67	%(g)	2.72%	2.52%	2.33%	3.54%	3.78%
Portfolio turnover rate(h)	16%		14%	22%	30%	42%	45%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (October 16, 2008 the first day of trading on the Exchange) to October 31, 2008 was (7.55)%. The market price total return from Fund Inception to October 31, 2008 was (17.48)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
See Notes to Financial Statements.

79

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.18		$35.10	$39.00	$37.49	$27.86	$53.05
Net investment income(a)	0.51		0.99	1.01	0.72	0.67	1.32
Net realized and unrealized gain (loss) on investments	4.63		(0.90)	(3.71)	1.60	9.55	(25.98)
Total from investment operations	5.14		0.09	(2.70)	2.32	10.22	(24.66)
Distributions to shareholders from:
Net investment income	(0.35)		(1.01)	(1.20)	(0.81)	(0.59)	(0.53)
Net asset value at end of period	$38.97		$34.18	$35.10	$39.00	$37.49	$27.86
Market price at end of period(b)	$39.10		$34.29	$34.59	$39.43	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN(c)	15.13%		0.53%	(7.08)%	6.37%	37.40%	(46.86)%
MARKET PRICE TOTAL RETURN(c)	15.13%		2.35%	(9.45)%	8.55%	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$537,761		$283,715	$245,693	$183,323	$138,705	$58,509
Ratio to average net assets of:
Expenses, after waivers	0.52	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to waivers	0.55	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.84	%(d)	2.99%	2.59%	1.99%	2.21%	3.09%
Portfolio turnover rate(e)	17%		17%	17%	21%	28%	31%

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.18		$22.40	$22.99	$20.99	$13.54	$26.47
Net investment income(a)	0.20		0.40	0.45	0.32	0.28	0.45
Net realized and unrealized gain (loss) on investments	3.18		(0.15)	(0.40)	2.31	7.34	(13.07)
Total from investment operations	3.38		0.25	0.05	2.63	7.62	(12.62)
Distributions to shareholders from:
Net investment income	(0.31)		(0.47)	(0.64)	(0.63)	(0.17)	(0.31)
Net asset value at end of period	$25.25		$22.18	$22.40	$22.99	$20.99	$13.54
Market price at end of period(b)	$25.31		$22.30	$21.86	$23.27	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN(c)	15.36%		1.32%	0.09%	12.93%	56.70%	(48.13)%
MARKET PRICE TOTAL RETURN(c)	15.00%		4.40%	(3.56)%	15.40%	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$73,239		$59,880	$64,965	$59,766	$31,490	$13,536
Ratio to average net assets of:
Expenses, after waivers	0.54	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to waivers	0.57	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.74	%(d)	1.84%	1.82%	1.52%	1.74%	2.13%
Portfolio turnover rate(e)	27%		28%	75%	24%	41%	50%

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

80

Financial Highlights (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.20		$21.75	$24.74	$20.60	$13.45	$27.94
Net investment income(a)	0.14		0.50	0.53	0.48	0.26	0.51
Net realized and unrealized gain (loss) on investments	0.55		(0.44)	(3.01)	3.82	7.21	(14.74)
Total from investment operations	0.69		0.06	(2.48)	4.30	7.47	(14.23)
Distributions to shareholders from:
Net investment income	(0.12)		(0.61)	(0.51)	(0.16)	(0.32)	(0.26)
Net asset value at end of period	$21.77		$21.20	$21.75	$24.74	$20.60	$13.45
Market price at end of period(b)	$21.96		$21.11	$21.80	$25.01	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN(c)	3.22%		0.37%	(10.16)%	20.94%	56.48%	(51.32)%
MARKET PRICE TOTAL RETURN(c)	4.57%		(0.29)%	(10.93)%	22.43%	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$375,608		$375,161	$444,796	$497,242	$175,113	$56,509
Ratio to average net assets of:
Expenses, after waivers	0.53	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses, prior to waivers	0.58	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.29	%(d)	2.34%	2.16%	2.13%	1.52%	2.29%
Portfolio turnover rate(e)	21%		33%	20%	41%	52%	49%

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period September 16, 2008(f) through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.82		$29.71	$30.58	$23.48	$16.60	$25.35
Net investment income(a)	0.24		0.35	0.20	0.33	0.17	0.00	(g)
Net realized and unrealized gain (loss) on investments	1.80		0.15 (h)	(0.79)	6.92	6.72	(8.75)
Total from investment operations	2.04		0.50	(0.59)	7.25	6.89	(8.75)
Distributions to shareholders from:
Net investment income	(0.18)		(0.39)	(0.28)	(0.15)	(0.01)	—
Transaction fees(a)	0.00	(g)	—	—	—	—	—
Net asset value at end of period	$31.68		$29.82	$29.71	$30.58	$23.48	$16.60
Market price at end of period(b)	$31.57		$29.66	$29.47	$30.68	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN(c)	6.84%		1.85%	(1.93)%	30.99%	41.53%	(34.52	)%(i)
MARKET PRICE TOTAL RETURN(c)	7.04%		2.13%	(3.04)%	32.61%	39.50%	(34.16	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$107,713		$108,832	$123,314	$59,636	$24,652	$1,660
Ratio to average net assets of:
Expenses	0.76	%(d)	0.75%	0.75%	0.75%	0.75%	0.75	%(d)
Net investment income	1.56	%(d)	1.22%	0.64%	1.25%	0.79%	0.13	%(d)
Portfolio turnover rate(e)	6%		30%	16%	19%	33%	22%

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  Commencement of Investment Operations.

(g)  Amount represents less than $0.005.

(h)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(i)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the Exchange) to October 31, 2008 was (32.63)%. The market price total return from Fund Inception to October 31, 2008 was (33.46)%.

See Notes to Financial Statements.

81

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$7.40		$9.89	$13.95	$15.53	$12.25	$30.95
Net investment income(a)	0.05		0.17	0.13	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.82		(2.47)	(4.10)	(1.60)	3.28	(18.72)
Total from investment operations	1.87		(2.30)	(3.97)	(1.57)	3.31	(18.70)
Distributions to shareholders from:
Net investment income	(0.05)		(0.19)	(0.09)	(0.01)	(0.03)	—
Transaction fees(a)	0.00	(b)	—	—	—	—	—
Net asset value at end of period	$9.22		$7.40	$9.89	$13.95	$15.53	$12.25
Market price at end of period(c)	$9.20		$7.34	$9.77	$13.91	$15.39	$12.43
NET ASSET VALUE TOTAL RETURN(d)	25.35%		(23.35)%	(28.54)%	(10.14)%	27.10%	(60.42)%
MARKET PRICE TOTAL RETURN(d)	26.10%		(23.03)%	(29.20)%	(9.58)%	24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,671		$56,456	$126,634	$161,786	$185,973	$106,553
Ratio to average net assets of:
Expenses	0.88	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.27	%(e)	2.05%	1.00%	0.22%	0.23%	0.09%
Portfolio turnover rate(f)	25%		54%	66%	39%	62%	62%

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2013		Year Ended October 31,					For the Period September 16, 2008(g) through
	(Unaudited)		2012	2011	2010		2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$40.49		$45.42	$46.70	$34.16		$16.55	$25.17
Net investment income (loss)(a)	0.08		0.22	0.10	0.03		0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(15.72)		(4.54)	0.19	12.60		17.59	(8.61)
Total from investment operations	(15.64)		(4.32)	0.29	12.63		17.61	(8.62)
Distributions to shareholders from:
Net investment income	—		(0.61)	(0.93)	(0.09)		—	—
Capital gains	—		—	(0.64)	(0.00	)(h)	—	—
Total distributions	—		(0.61)	(1.57)	(0.09)		—	—
Net asset value at end of period	$24.85		$40.49	$45.42	$46.70		$34.16	$16.55
Market price at end of period(c)	$25.05		$41.12	$45.08	$46.77		$34.31	$16.74
NET ASSET VALUE TOTAL RETURN(d)	(38.63)%		(9.48)%	0.41%	37.05%		106.41%	(34.25	)%(i)
MARKET PRICE TOTAL RETURN(d)	(39.08)%		(7.37)%	(0.54)%	36.65%		104.96%	(33.49	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,603		$38,462	$54,500	$58,377		$27,325	$1,655
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.75%		0.75%	0.75	%(e)
Net investment income (loss)	0.47	%(e)	0.57%	0.20%	0.07%		0.08%	(0.22	)%(e)
Portfolio turnover rate(f)	5%		19%	9%	27%		29%	18%

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  Commencement of Investment Operations.

(h)  Amount represents less than $(0.005).

(i)  The net asset value total return from Fund Inception (September 18, 2008 the first day of trading on the Exchange) to October 31, 2008 was (39.49)%. The market price total return from Fund Inception to October 31, 2008 was (38.93)%.

See Notes to Financial Statements.

82

Financial Highlights (Continued)

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2013	Year Ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.01	$17.17	$18.68	$17.15	$12.34	$26.79
Net investment income (loss)(a)	0.10	0.32	0.27	0.22	0.25	0.32
Net realized and unrealized gain (loss) on investments	2.43	(0.15)	(1.49)	1.56	4.78	(14.77)
Total from investment operations	2.53	0.17	(1.22)	1.78	5.03	(14.45)
Distributions to shareholders from:
Net investment income	(0.06)	(0.33)	(0.29)	(0.25)	(0.22)	—
Net asset value at end of period	$19.48	$17.01	$17.17	$18.68	$17.15	$12.34
Market price at end of period(b)	$19.39	$16.93	$16.95	$18.69	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN(c)	14.92%	1.11%	(6.68)%	10.47%	41.25%	(53.94)%
MARKET PRICE TOTAL RETURN(c)	14.93%	1.95%	(7.92)%	11.30%	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$210,434	$206,712	$278,951	$322,155	$280,424	$197,517

Ratio to average net assets of:

Expenses	0.90	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.10	%(d)	1.90%	1.38%	1.23%	1.82%	1.49%
Portfolio turnover rate(e)	20%		104%	26%	27%	36%	54%

PowerShares MENA Frontier Countries Portfolio (PMNA)

	Six Months Ended April 30, 2013		Year Ended October 31,					For the Period July 7, 2008(f) through
	(Unaudited)		2012	2011		2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.90		$11.36	$13.69		$14.38	$14.98	$25.00
Net investment income (loss)(a)	0.30		0.33	0.45	(g)	0.35	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.29)	(2.38)		(0.90)	(0.93)	(10.00)
Total from investment operations	0.23		0.04	(1.93)		(0.55)	(0.64)	(10.02)
Distributions to shareholders from:
Net investment income	—		(0.50)	(0.43)		(0.21)	—	—
Return of capital	—		(0.01)	—		—	—	—
Total distributions	—		(0.51)	(0.43)		(0.21)	—	—
Transaction fees(a)	—		0.01	0.03		0.07	0.04	—
Net asset value at end of period	$11.13		$10.90	$11.36		$13.69	$14.38	$14.98
Market price at end of period(b)	$11.09		$10.66	$11.14		$13.74	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN(c)	2.11%		0.67%	(14.22)%		(3.26)%	(4.00)%	(40.08	)%(h)
MARKET PRICE TOTAL RETURN(c)	4.03%		0.43%	(16.21)%		(0.96)%	(6.81)%	(39.48	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,864		$16,357	$20,444		$21,557	$17,253	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70	%(d)	0.70%	0.70%		0.70%	0.70%	0.70	%(d)
Expenses, prior to waivers	0.70	%(d)	0.82%	0.95%		0.95%	0.95%	0.95	%(d)
Net investment income (loss), after waivers	5.46	%(d)	3.01%	3.59	%(h)	2.71%	2.33%	(0.32	)%(d)
Portfolio turnover rate(e)	60%		101%	60%		139%	126%	70%

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  Commencement of Investment Operations.

(g)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $0.20 per share owned of Mobile Telecommunication Co. KSC on April 13, 2011. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.32 and 2.54%, respectively.

(h)  The net asset value total return from Fund Inception (July 9, 2008 the first day of trading on the Exchange) to October 31, 2008 was (39.35)%. The market price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

83

Financial Highlights (Continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.65		$16.03	$17.09	$15.66	$11.32	$26.89
Net investment income(a)	0.14		0.29	0.34	0.27	0.30	0.55
Net realized and unrealized gain (loss) on investments	2.18		0.62	(0.89)	1.47	4.17	(15.61)
Total from investment operations	2.32		0.91	(0.55)	1.74	4.47	(15.06)
Distributions to shareholders from:
Net investment income	(0.15)		(0.29)	(0.51)	(0.31)	(0.13)	(0.42)
Return of capital	—		—	—	—	—	(0.09)
Total distributions	(0.15)		(0.29)	(0.51)	(0.31)	(0.13)	(0.51)
Net asset value at end of period	$18.82		$16.65	$16.03	$17.09	$15.66	$11.32
Market price at end of period(b)	$18.79		$16.81	$15.65	$17.03	$15.44	$11.27
NET ASSET VALUE TOTAL RETURN(c)	14.02%		5.87%	(3.40)%	11.33%	39.69%	(56.89)%
MARKET PRICE TOTAL RETURN(c)	12.75%		9.50%	(5.35)%	12.51%	38.34%	(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,699		$18,312	$20,033	$32,480	$59,514	$46,416
Ratio to average net assets of:
Expenses, after waivers	0.69	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to waivers	0.73	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.61	%(d)	1.82%	1.89%	1.72%	2.49%	2.67%
Portfolio turnover rate(e)	14%		115%	83%	125%	194%	194%

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

84

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)	"DWA Developed Markets Technical Leaders Portfolio"
PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)	"DWA Emerging Markets Technical Leaders Portfolio"
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	"Emerging Markets Infrastructure Portfolio"
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	"FTSE RAFI Asia Pacific ex-Japan Portfolio"
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	"FTSE RAFI Developed Markets ex-U.S. Portfolio"
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	"FTSE RAFI Emerging Markets Portfolio"
PowerShares Global Agriculture Portfolio (PAGG)	"Global Agriculture Portfolio"
PowerShares Global Clean Energy Portfolio (PBD)	"Global Clean Energy Portfolio"
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	"Global Gold and Precious Metals Portfolio"
PowerShares Global Water Portfolio (PIO)	"Global Water Portfolio"
PowerShares MENA Frontier Countries Portfolio (PMNA)	"MENA Frontier Countries Portfolio"
PowerShares S&P International Developed High Quality Portfolio (IDHQ)	"S&P International Developed High Quality Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the following portfolios:

Fund	Exchange
DWA Developed Markets Technical Leaders Portfolio	NYSE Arca, Inc.
DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.
Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.
FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Fund	Exchange
Global Agriculture Portfolio	NASDAQ Stock Market
Global Clean Energy Portfolio	NYSE Arca, Inc.
Global Gold and Precious Metals Portfolio	NASDAQ Stock Market
Global Water Portfolio	NYSE Arca, Inc.
MENA Frontier Countries Portfolio	NASDAQ Stock Market
S&P International Developed High Quality Portfolio	NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index, except for MENA Frontier Countries Portfolio, which issues and redeems Creation Units principally for cash and partially in-kind for securities included in that Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index
Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid Small 1500 Index
FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water Portfolio	NASDAQ OMX Global Water IndexSM
MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM
S&P International Developed High Quality Portfolio	S&P International Developed High Quality Rankings Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally trade.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign

87

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell or buy a security unless that security is added or removed, respectively from its respective Underlying Index, even if that security generally is under performing.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Diversified Fund Risk. Because Emerging Markets Infrastructure Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio and MENA Frontier Countries Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single

88

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of the Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the MENA Frontier Countries Portfolio issues Creation Units partially for cash, it will incur higher costs in buying securities than if it issued Creation Units entirely in-kind. In addition, the performance of a Fund and the Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets Portfolio's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in the Fund's Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in net asset values than would be the case if the Fund held all of its securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), MENA Frontier Countries Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investment in the securities of non-U.S issuers involve risk beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investment in foreign securities and may negatively impact the Fund's returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

89

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date except with respect to Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio and MENA Frontier Countries Portfolio, for which dividends are declared and paid annually. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

H. Securities Lending

DWA Developed Markets Technical Leaders Portfolio, Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Clean Energy Portfolio and Global Water Portfolio may lend portfolio securities having a market value up to one-third of each Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the

90

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
DWA Developed Markets Technical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49	%*
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45	%**
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49	%***
FTSE RAFI Emerging Markets Portfolio	0.49	%****
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Water Portfolio	0.75%
MENA Frontier Countries Portfolio	0.70%
S&P International Developed High Quality Portfolio	0.45	%**

*  Prior to November 21, 2012, the Fund's unitary management fee was 0.80%. Effective November 21, 2012 through December 17, 2012, the Adviser voluntarily agreed to waive a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.49%. Effective December 18, 2012, the unitary management fee was reduced to 0.49%.

91

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

**  Prior to November 21, 2012, the Fund's unitary management fee was 0.75%. Effective November 21, 2012 through December 17, 2012, the Adviser voluntarily agreed to waive a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.45%. Effective December 18, 2012, the unitary management fee was reduced to 0.45%.

***  Prior to November 21, 2012, the Fund's unitary management fee was 0.75%. Effective November 21, 2012 through December 17, 2012, the Adviser voluntarily agreed to waive a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.49%. Effective December 18, 2012, the unitary management fee was reduced to 0.49%.

****  Prior to November 21, 2012, the Fund's unitary management fee was 0.85%. Effective November 21, 2012 through December 17, 2012, the Adviser voluntarily agreed to waive a portion of the Fund's unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.49%. Effective December 18, 2012, the unitary management fee was reduced to 0.49%.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.
DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.
Emerging Markets Infrastructure Portfolio	S-Network Global Indexes LLC
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.
Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.
Global Water Portfolio	The NASDAQ OMX Group, Inc.
MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.
S&P International Developed High Quality Portfolio	Standard & Poor's

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

92

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six-month period ended April 30, 2013, the MENA Frontier Countries Portfolio had certain securities in the amount of $1,156,806 transferred from Level 1 to Level 2 due to foreign fair value adjustments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$251,877,451	$28,046	$—	$251,905,497
DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	482,538,750	128,531	—	482,667,281
Money Market Fund	310,379	—	—	310,379
Total	482,849,129	128,531	—	482,977,660

93

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Emerging Markets Infrastructure Portfolio
Equity Securities	$101,315,028	$551,776	$—	$101,866,804
Money Market Fund	3,079,955	—	—	3,079,955
Total	104,394,983	551,776	—	104,946,759
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	76,779,310	—	0	76,779,310
FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	536,311,683	17,303	0	536,328,986
Money Market Fund	24,038,480	—	—	24,038,480
Total	560,350,163	17,303	0	560,367,466
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	73,122,267	52,562	0	73,174,829
Global Clean Energy Portfolio
Equity Securities	62,526,666	—	115,396	62,642,062
Money Market Fund	9,730,957	—	—	9,730,957
Total	72,257,623	—	115,396	72,373,019
Global Gold and Precious Metals Portfolio
Equity Securities	23,597,367	—	539	23,597,906
MENA Frontier Countries Portfolio
Equity Securities	14,689,536	1,156,806	—	15,846,342
S&P International Developed High Quality Portfolio
Equity Securities	20,691,906	4,030	0	20,695,936

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds' to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period.

94

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of October 31, 2012, which expires as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-Term	Long-Term	Total*
DWA Developed Markets Technical Leaders Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$11,083,378	$5,969,423	$696,099	$42,756,722
DWA Emerging Markets Technical Leaders Portfolio**	—	14,117,355	5,190,203	602,137	18,886,830	—	—	38,796,525
Emerging Markets Infrastructure Portfolio	—	—	—	5,545	7,449,409	3,771,208	9,466,856	20,693,018
FTSE RAFI Asia-Pacific ex-Japan Portfolio	—	317,335	4,187,699	923,451	—	106,116	—	5,534,601
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,210,563	1,248,239	348,837	1,533,603	19,238,382
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	192,155	2,633,165	695,775	—	246,162	627,819	4,395,076
FTSE RAFI Emerging Markets Portfolio	—	5,378,903	11,700,199	450,476	—	385,097	5,861,278	23,775,953
Global Agriculture Portfolio	—	—	—	—	365,885	1,130,935	3,329,463	4,826,283
Global Clean Energy Portfolio	155,633	34,356,421	65,130,758	22,796,787	31,202,293	12,906,470	37,532,281	204,080,643
Global Gold and Precious Metals Portfolio	—	—	—	—	374,482	228,351	1,225,659	1,828,492
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	4,235,497	11,964,959	21,723,161	147,251,745
MENA Frontier Countries Portfolio	—	2,297,569	9,819,468	3,704,750	694,785	673,020	3,285,318	20,474,910
S&P International Developed High Quality Portfolio	47,847	23,676,544	19,713,557	980,146	2,056,117	1,961,337	126,544	48,562,092

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Service.

** During the fiscal year ended October 31, 2012, the DWA Emerging Markets Technical Leaders Portfolio utilized capital loss carryforwards of $1,312,390 to offset realized gains.

Note 6. Investment Transactions

For the six-month period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$57,600,886	$57,161,963
DWA Emerging Markets Technical Leaders Portfolio	232,223,723	182,606,638
Emerging Markets Infrastructure Portfolio	18,846,381	17,475,052
FTSE RAFI Asia Pacific ex-Japan Portfolio	14,632,305	10,629,539
FTSE RAFI Developed Markets ex-U.S. Portfolio	82,485,005	70,326,484
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	19,339,856	18,270,921
FTSE RAFI Emerging Markets Portfolio	78,186,142	76,925,909
Global Agriculture Portfolio	7,336,883	6,739,006
Global Clean Energy Portfolio	15,119,840	15,842,354
Global Gold and Precious Metals Portfolio	1,752,848	1,673,464
Global Water Portfolio	40,658,778	40,809,152
MENA Frontier Countries Portfolio	9,646,197	10,047,427
S&P International Developed High Quality Portfolio	2,670,710	2,677,377

95

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

For the six-month period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$166,508,156	$—
DWA Emerging Markets Technical Leaders Portfolio	187,510,469	—
Emerging Markets Infrastructure Portfolio	6,368,906	1,539,581
FTSE RAFI Asia Pacific ex-Japan Portfolio	9,378,001	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	196,464,686	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	13,482,431	10,169,926
FTSE RAFI Emerging Markets Portfolio	14,966,954	24,675,982
Global Agriculture Portfolio	2,868,600	10,950,312
Global Clean Energy Portfolio	3,907,809	9,676,261
Global Gold and Precious Metals Portfolio	3,311,659	3,136,351
Global Water Portfolio	2,659,816	25,737,604
MENA Frontier Countries Portfolio	—	—
S&P International Developed High Quality Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed Markets Technical Leaders Portfolio	$223,829,301	$28,076,196	$29,560,374	$(1,484,178)
DWA Emerging Markets Technical Leaders Portfolio	408,381,125	74,596,535	79,209,567	(4,613,032)
Emerging Markets Infrastructure Portfolio	110,942,643	(5,995,884)	13,016,893	(19,012,777)
FTSE RAFI Asia-Pacific ex-Japan Portfolio	66,414,739	10,364,571	14,572,298	(4,207,727)
FTSE RAFI Developed Markets ex-U.S. Portfolio	546,497,255	13,870,211	57,554,552	(43,684,341)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	70,210,213	2,964,616	10,445,426	(7,480,810)
FTSE RAFI Emerging Markets Portfolio	402,372,410	(25,277,416)	34,965,425	(60,242,841)
Global Agriculture Portfolio	105,406,430	2,240,051	13,157,220	(10,917,169)
Global Clean Energy Portfolio	78,015,822	(5,642,803)	11,790,597	(17,433,400)

96

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Global Gold and Precious Metals Portfolio	$38,389,712	$(14,791,806)	$427,418	$(15,219,224)
Global Water Portfolio	197,537,545	14,020,886	35,469,234	(21,448,348)
MENA Frontier Countries Portfolio	16,991,777	(1,145,435)	2,095,455	(3,240,890)
S&P International Developed High Quality Portfolio	18,222,335	2,473,601	3,451,061	(977,460)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares (100,000 Shares of DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio and FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and 75,000 Shares for Global Clean Energy Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for MENA Frontier Countries Portfolio, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

MENA Frontier Countries Portfolio currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily for in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

The Fund charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital, which are shown in the Statements of Charges in Net Assets as Transaction fees.

97

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

98

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

**  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

99

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

100

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:  PowerShares S&P 500® High Dividend Portfolio

0.35%:  PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

101

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

0.49%:  PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.60%:  PowerShares DWA SmallCap Technical LeadersTM Portfolio

0.65%:  PowerShares Senior Loan Portfolio

0.70%:  PowerShares MENA Frontier Countries Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond

***In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

102

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that

103

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The

104

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

105

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

PowerShares Build America Bond Portfolio (BAB)

PowerShares CEF Income Composite Portfolio (PCEF)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

PowerShares Insured National Municipal Bond Portfolio (PZA)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

PowerShares International Corporate Bond Portfolio (PICB)

PowerShares Preferred Portfolio (PGX)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

Fees and Expenses	2
Fixed Income Portfolios
Schedules of Investments
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	5
PowerShares Build America Bond Portfolio (BAB)	6
PowerShares CEF Income Composite Portfolio (PCEF)	16
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	19
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	23
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	27
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	35
PowerShares Insured California Municipal Bond Portfolio (PWZ)	42
PowerShares Insured National Municipal Bond Portfolio (PZA)	46
PowerShares Insured New York Municipal Bond Portfolio (PZT)	54
PowerShares International Corporate Bond Portfolio (PICB)	58
PowerShares Preferred Portfolio (PGX)	66
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	70
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	83
Notes to Financial Statements	90
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	106

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio (the "Portfolio") bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies expenses that you bear indirectly are included in the Portfolio's total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW) Actual	$1,000.00	$1,010.98	0.25%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Build America Bond Portfolio (BAB) Actual	$1,000.00	$1,049.36	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares CEF Income Composite Portfolio (PCEF) Actual	$1,000.00	$1,076.82	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) Actual	$1,000.00	$1,050.20	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) Actual	$1,000.00	$1,019.65	0.50%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) Actual	$1,000.00	$1,048.15	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) Actual	$1,000.00	$1,013.20	0.22%	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	0.22%	$1.10
PowerShares Insured California Municipal Bond Portfolio (PWZ) Actual	$1,000.00	$1,021.13	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured National Municipal Bond Portfolio (PZA) Actual	$1,000.00	$1,019.75	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured New York Municipal Bond Portfolio (PZT) Actual	$1,000.00	$1,011.86	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares International Corporate Bond Portfolio (PICB) Actual	$1,000.00	$1,038.90	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Preferred Portfolio (PGX) Actual	$1,000.00	$1,042.01	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares VRDO Tax-Free Weekly Portfolio (PVI) Actual	$1,000.00	$1,000.23	0.25%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Maturing in 0-5 Years	19.2
Maturing in 6-10 Years	16.4
Maturing in 11-15 Years	16.5
Maturing in 16-20 Years	13.3
Maturing in 21-25 Years	20.2
Maturing in 26-30 Years	13.5
Money Market Fund	0.2
Other assets less liabilities	0.7

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2013
(Unaudited)

Principal Amount		Value
	Long-Term Investments—95.9%
	United States Government Obligations—95.9%
	United States Treasury Notes—16.1%
$4,928,000	4.000%, 02/15/15	$5,261,990
4,709,000	4.500%, 02/15/16	5,260,838
4,573,000	4.625%, 02/15/17	5,289,676
4,665,000	3.500%, 02/15/18	5,299,879
5,208,000	2.000%, 02/15/22	5,429,340
		26,541,723
	United States Treasury Bonds—79.8%
3,619,000	8.875%, 02/15/19	5,278,934
3,563,000	8.500%, 02/15/20	5,323,902
3,578,000	7.875%, 02/15/21	5,357,776
3,592,000	7.125%, 02/15/23	5,407,084
3,772,000	6.250%, 08/15/23	5,409,874
3,365,000	7.625%, 02/15/25	5,425,538
3,734,000	6.000%, 02/15/26	5,414,300
3,554,000	6.625%, 02/15/27	5,479,824
3,625,000	6.125%, 11/15/27	5,404,081
3,947,000	5.250%, 02/15/29	5,487,566
3,519,000	6.250%, 05/15/30	5,449,502
11,535,000	5.375%, 02/15/31	16,486,041
12,592,000	4.500%, 02/15/36	16,576,184
4,048,000	4.750%, 02/15/37	5,525,520
4,279,000	4.375%, 02/15/38	5,556,016
4,909,000	3.500%, 02/15/39	5,561,745
4,091,000	4.625%, 02/15/40	5,537,553
4,022,000	4.750%, 02/15/41	5,557,274
5,319,000	3.125%, 02/15/42	5,589,104
5,335,000	3.125%, 02/15/43	5,590,083
		131,417,901
	Total Long-Term Investments (Cost $144,054,776)	157,959,624
Principal Amount		Value
	Short-Term Investments—3.4%
	United States Government Obligations—3.2%
	United States Treasury Notes—3.2%
$5,106,000	4.000%, 02/15/14 (Cost $5,236,967)	$5,263,168
Number of Shares
	Money Market Fund—0.2%
334,546	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $334,546)	334,546
	Total Short-Term Investments (Cost $5,571,513)	5,597,714
	Total Investments (Cost $149,626,289)—99.3%	163,557,338
	Other assets less liabilities—0.7%	1,069,648
	Net Assets—100.0%	$164,626,986

See Notes to Financial Statements.

Portfolio Composition

PowerShares Build America Bond Portfolio (BAB)

State Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Alaska	0.4
Arizona	0.7
California	23.3
Colorado	4.4
Connecticut	0.2
Delaware	0.4
District of Columbia	0.2
Florida	6.4
Georgia	2.0
Hawaii	1.2
Idaho	0.2
Illinois	11.5
Indiana	1.0
Kansas	0.5
Kentucky	0.4
Louisiana	0.4
Maryland	0.1
Massachusetts	1.3
Michigan	0.4
Mississippi	0.7
Missouri	2.2
Nebraska	0.2
Nevada	4.4
New Hampshire	0.1
New Jersey	4.4
New Mexico	0.1
New York	8.1
North Carolina	0.3
Ohio	2.4
Oklahoma	0.1
Oregon	0.1
Pennsylvania	2.7
South Carolina	0.2
Tennessee	1.0
Texas	7.1
Utah	1.1
Virgin Islands	0.6
Washington	3.8
Wyoming	0.4
Money Market Fund	3.4
Other assets less liabilities	1.6

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.0%
	Ad Valorem Property Tax—24.9%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,462,210
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,177,340
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,670,760
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	16,542,120
9,320,000	California State Ser. 09	7.300	10/01/39	13,380,351
3,135,000	California State Ser. 09	7.350	11/01/39	4,528,320
4,500,000	California State Ser. 10	7.625	03/01/40	6,741,540
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,192,881
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,253,300
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,237,060
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,541,720
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,905,855
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	7,017,180
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,923,525
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,193,480
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,840,310
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,938,405
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,751,744
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,938,925
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,156,120

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124%	08/15/32	$2,516,200
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,879,245
200,000	Delaware State Ser. 09D	5.200	10/01/26	237,532
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	636,020
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,141,700
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,139,220
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,123,060
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	245,842
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	682,652
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,132,070
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,282,070
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,351,560
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,144,150
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,457,020
9,300,000	Illinois State Ser. 10	6.900	03/01/35	11,175,903
10,000,000	Illinois State Ser. 10	7.100	07/01/35	12,137,900
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,477,950
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,424,965
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,853,125
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	219,640
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	350,342
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,494,575
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,383,800
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,159,110
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,162,170
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,204,330
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	609,290
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,854,200
1,815,000	Lincoln Nebraska West Haymarket Joint Public Agency Ser. 10	6.000	12/15/39	2,401,263
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	4,296,960
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	632,510
14,795,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	20,603,665
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,785,882
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	253,308
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	585,415
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,961,942
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,181,700
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	4,077,690
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,267,210
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,614,430
12,100,000	New York City New York Ser. 10	5.968	03/01/36	15,851,242
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,184,290
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,080,518
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,104,940
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,103,270
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,686,060
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,220,580
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	577,335
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,114,360

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774%	08/01/30	$2,409,280
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,182,670
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,437,040
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	2,036,670
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	5,227,453
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,169,270
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,226,630
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,224,350
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,131,420
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	4,089,750
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,073,150
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	234,754
3,000,000	State of Washington ( Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	3,826,740
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,202,840
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,425,560
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,699,380
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,689,810
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	751,133
				272,491,257
	College Revenue—6.4%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	541,920
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,317,560
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,245,960
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,222,600
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,363,260
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,528,098
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	612,388
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,339,280
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,744,185
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	6,285,100
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,492,105
5,000,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	6,780,200
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,246,480
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,242,400
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,148,560
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,132,770
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,438,120
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	566,605
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	286,502
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,196,930
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,247,200
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	559,085
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,532,770
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,888,450
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,108,150
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	324,550

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	University of North Carolina University Ser. 09B	5.757%	12/01/39	$566,720
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,849,700
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	2,340,440
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	652,975
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,864,208
250,000	Wayne State University Ser. 09B	6.536	11/15/39	282,758
				69,948,029
	Electric Power Revenue—8.8%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,918,020
1,500,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	2,180,895
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,915,321
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,791,780
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	220,808
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	923,992
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,477,560
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,342,260
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,182,300
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,534,575
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,542,020
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	640,085
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	5,075,440
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,361,280
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,843,470
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	561,400
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	6,479,650
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,338,340
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	6,009,950
13,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	16,250,858
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,307,130
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	315,455
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,256,360
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,244,460
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,304,301
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,475,340
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,273,769
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,623,440
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,893,906
				96,284,165

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Fuel Sales Tax Revenue—2.5%
$5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147%	10/01/30	$5,856,900
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	7,457,220
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,322,500
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,437,740
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,652,994
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,889,250
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,745,520
				27,362,124
	General Fund—4.6%
4,000,000	California State Ser. 09	7.500	04/01/34	5,760,720
4,500,000	California State Ser. 10	7.950	03/01/36	5,737,905
10,000,000	California State Ser. 10	7.600	11/01/40	15,182,800
10,040,000	California State Various Purpose Ser. 09	7.550	04/01/39	15,024,157
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	6,119,050
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,574,080
				50,398,712
	Grant Revenue—1.6%
15,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	17,346,773
	Highway Tolls Revenue—5.6%
1,350,000	Bay Area Toll Auth. California Toll Bridge Rev. Ser. 09F-2	6.263	04/01/49	1,912,747
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	742,834
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	228,402
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	299,385
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	323,510
500,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	734,775
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	6,012,100
18,675,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	22,905,448
11,265,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	13,799,850
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,473,720
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,499,680
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	6,019,900
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,286,263
				61,238,614
	Hospital Revenue—1.0%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,269,600
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,294,580
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,119,400
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,105,820
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,013,520
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,684,065
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	629,265
				11,116,250

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hotel Occupancy Tax—1.1%
$2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088%	01/01/42	$3,633,488
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,660,920
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	6,162,233
				12,456,641
	Income Tax Revenue—2.5%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,910,715
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	5,229,470
8,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	9,221,600
850,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.572	11/01/38	1,082,152
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	250,250
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,311,218
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,690,444
2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770	03/15/39	3,135,075
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,571,220
				27,402,144
	Lease Revenue—6.5%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	357,570
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,196,030
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,340,460
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,497,620
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,957,775
8,500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	11,732,125
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,466,000
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,132,050
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,695,950
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,731,580
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,122,460
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,376,060
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,308,780
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	294,356
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,192,250
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,314,506
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,782,075
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	547,555
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,123,830
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,204,060
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,135,920
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,465,140

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Passaic County New Jersey Ser. 10	6.540%	08/01/31	$1,104,030
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	598,530
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,130,560
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,882,780
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	648,810
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,491,040
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,090,340
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,403,840
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,539,867
				70,863,949
	Miscellaneous Revenue—4.6%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	575,035
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	606,390
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,380,540
2,000,000	Illinois State Ser. 10	7.350	07/01/35	2,456,620
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,229,460
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,373,985
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	601,035
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,392,480
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,153,670
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	6,458,350
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,385,140
7,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	10,960,610
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,538,050
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,208,280
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,236,800
				50,556,445
	Multiple Utility Revenue—0.2%
1,500,000	Colorado Springs Colorado Utilities Rev. Ser. 10	6.615	11/15/40	2,165,415
	Port, Airport & Marina Revenue—6.7%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,092,880
12,690,000	Chicago Illinois O'Hare International Airport Ser. 10	6.845	01/01/38	14,871,030
15,000,000	Chicago Illinois O'Hare International Airport Ser. 10	6.395	01/01/40	20,004,300
10,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	11,635,800
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,904,380
11,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	14,648,470
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	279,715
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	2,230,097
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	6,031,650
				73,698,322
	Resource Recovery Revenue—0.4%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,455,097
	Sales Tax Revenue—2.3%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	6,829,900
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	240,448

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769%	07/01/31	$2,564,520
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	322,923
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,839,275
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,212,350
3,700,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	4,715,687
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,282,777
1,000,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	1,341,010
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,052,550
				25,401,440
	Sewer Revenue—4.5%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	562,730
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,723,470
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,500,280
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	590,545
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,257,754
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,320,059
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,396,451
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,459,762
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	588,960
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	235,800
3,260,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	4,321,749
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,161,080
9,030,000	Orange County Sanitation District (WasterWater) Rev. Ser. 10C	6.400	02/01/44	12,590,168
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,568,160
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	6,112,350
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	222,314
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,555,690
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,947,600
				49,114,922
	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,672,170
	Tax Increment Revenue—1.2%
8,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopment) Ser. 10B	7.784	09/01/40	10,325,414
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	567,905
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,121,260
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,107,860
				13,122,439
	Transit Revenue—2.9%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,526,940
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,286,600
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	2,079,151
2,380,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	3,186,891
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	672,110
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,231,350
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,362,950

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754%	12/15/28	$7,291,140
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,333,373
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	10,315,558
				32,286,063
	Water Revenue—6.5%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	571,465
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,659,375
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	237,844
2,680,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,592,245
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	15,893,080
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,247,080
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,635,787
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,523,720
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	139,764
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	385,525
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,359,720
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	616,465
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,245,300
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,149,720
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,169,880
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,665,520
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,310,155
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	3,390,024
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,211,850
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,258,950
2,010,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.807	06/15/39	2,588,217
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	619,550
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	646,425
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,399,870
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	668,965
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	684,480
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,756,990
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	629,715
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,288,540
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,492,520
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,764,315
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,212,370
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,518,117
2,500,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	2,803,750
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	650,586
				70,987,879
	Total Municipal Bonds (Cost $891,445,344)			1,040,368,850

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Build America Bond Portfolio (BAB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Money Market Fund—3.4%
36,917,273	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $36,917,273)	$36,917,273
	Total Investments (Cost $928,362,617)—98.4%	1,077,286,123
	Other assets less liabilities—1.6%	18,011,855
	Net Assets—100.0%	$1,095,297,978

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

See Notes to Financial Statements.

Portfolio Composition

PowerShares CEF Income Composite Portfolio (PCEF)

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Bonds	37.0
Option Income	34.0
Bonds/High Yield	26.0
Domestic Equity	3.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—37.0%
1,361,968	Aberdeen Asia-Pacific Income Fund, Inc.	$10,391,816
1,919,011	AllianceBernstein Income Fund	16,023,742
86,073	Ares Dynamic Credit Allocation Fund, Inc.	1,714,574
93,418	Babson Capital Global Short Duration High Yield Fund	2,354,134
144,906	BlackRock Core Bond Trust	2,166,345
414,835	BlackRock Credit Allocation Income Trust IV	5,981,921
70,119	BlackRock Enhanced Government Fund, Inc.	1,069,315
254,315	BlackRock Income Opportunity Trust, Inc.	2,960,227
461,600	BlackRock Income Trust, Inc.	3,369,680
137,721	BlackRock Limited Duration Income Trust	2,612,567
223,898	Blackstone/GSO Strategic Credit Fund	4,426,463
65,835	Brookfield Total Return Fund, Inc.	1,739,361
144,757	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	3,846,193
59,979	Cohen & Steers Select Preferred and Income Fund, Inc.	1,671,615
53,786	Doubleline Opportunistic Credit Fund	1,448,995
121,571	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,508,696
120,826	Eaton Vance Short Duration Diversified Income Fund	2,102,372
53,063	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	943,991
76,925	Federated Enhanced Treasury Income Fund	1,043,103
89,388	First Trust Aberdeen Global Opportunity Income Fund	1,596,470
117,056	Franklin Templeton Limited Duration Income Trust	1,686,777
113,205	Guggenheim Build America Bonds Managed Duration Trust	2,635,412
60,257	Invesco Bond Fund(a)	1,205,743
665,195	Invesco Senior Income Trust(a)	3,651,921
31,340	John Hancock Investors Trust	704,837
347,685	MFS Charter Income Trust	3,584,632
Number of Shares		Value
	Closed-End Funds (Continued)
167,930	MFS Government Markets Income Trust	$1,113,376
442,792	MFS Intermediate Income Trust	2,864,864
557,404	MFS Multimarket Income Trust	4,247,418
57,502	Nuveen Build America Bond Opportunity Fund	1,299,545
191,029	Nuveen Build American Bond Term Fund	4,154,881
665,879	Nuveen Credit Strategies Income Fund	7,071,635
111,758	Nuveen Floating Rate Income Opportunity Fund	1,487,499
57,852	Nuveen Mortgage Opportunity Term Fund	1,682,336
348,325	Nuveen Multi-Currency Short-Term Government Income Fund	4,528,225
102,866	Nuveen Preferred & Income Term Fund	2,646,742
622,175	Nuveen Preferred Income Opportunities Fund	6,539,059
413,080	Nuveen Quality Preferred Income Fund	3,804,467
772,217	Nuveen Quality Preferred Income Fund II	7,490,505
155,336	Nuveen Quality Preferred Income Fund III	1,444,625
134,195	PIMCO Corporate Income Fund	2,478,582
229,602	PIMCO Dynamic Income Fund	7,149,806
137,116	PIMCO Strategic Global Government Fund, Inc.	1,596,030
103,247	Pioneer Floating Rate Trust	1,431,003
131,590	Prudential Short Duration High Yield Fund, Inc.	2,631,800
523,050	Putnam Master Intermediate Income Trust	2,719,860
1,132,127	Putnam Premier Income Trust	6,260,662
131,354	Strategic Global Income Fund, Inc.	1,391,039
581,141	Templeton Global Income Fund	5,520,839
81,209	Virtus Global Multi-Sector Income Fund	1,561,649
319,312	Wells Fargo Advantage Income Opportunities Fund	3,266,562
97,297	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,944,967
46,246	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,066,433
497,270	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,628,609

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
231,809	Western Asset/Claymore Inflation-Linked Securities & Income Fund	$3,161,875
		181,625,795
	Bonds/High Yield—26.0%
317,605	AllianceBernstein Global High Income Fund, Inc.	5,313,532
364,325	BlackRock Build America Bond Trust	8,361,259
191,124	BlackRock Corporate High Yield Fund III, Inc.	1,527,081
168,714	BlackRock Corporate High Yield Fund V, Inc.	2,250,645
179,666	BlackRock Corporate High Yield Fund VI, Inc.	2,339,251
155,149	BlackRock Corporate High Yield Fund, Inc.	1,258,258
539,995	BlackRock Debt Strategies Fund, Inc.	2,494,777
87,078	BlackRock Floating Rate Income	1,393,248
155,038	BlackRock Floating Rate Income Strategies Fund, Inc.	2,466,655
250,578	BlackRock Senior High Income Fund, Inc.	1,167,693
187,651	Credit Suisse Asset Management Income Fund, Inc.	782,505
363,592	Credit Suisse High Yield Bond Fund	1,221,669
265,421	Dreyfus High Yield Strategies Fund	1,194,395
136,794	Eaton Vance Floating-Rate Income Trust	2,359,697
517,900	Eaton Vance Limited Duration Income Fund	9,058,071
122,912	Eaton Vance Senior Floating-Rate Trust	2,134,981
250,835	First Trust High Income Long/Short Fund	4,790,949
91,120	First Trust Senior Floating Rate Income Fund II	1,477,055
162,331	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	3,482,000
136,650	Global High Income Fund, Inc.	1,768,251
543,686	ING Prime Rate Trust	3,631,822
112,465	John Hancock Preferred Income Fund	2,683,415
93,140	John Hancock Preferred Income Fund II	2,190,653
158,616	John Hancock Preferred Income Fund III	3,180,251
321,186	John Hancock Premium Dividend Fund	4,727,858
403,602	Managed High Yield Plus Fund, Inc.	887,924
166,998	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,008,986
126,654	Neuberger Berman High Yield Strategies Fund, Inc.	1,792,154
122,924	New America High Income Fund, Inc.	1,291,931
495,627	NexPoint Credit Strategies Fund	3,865,891
205,545	Nuveen Floating Rate Income Fund	2,684,418
20,331	Nuveen Mortgage Opportunity Term Fund 2	591,022
120,932	Nuveen Senior Income Fund	980,759
219,151	PIMCO Corporate Opportunity Fund	4,781,875
92,158	PIMCO Income Strategy Fund	1,253,349
Number of Shares		Value
	Closed-End Funds (Continued)
219,381	PIMCO Income Strategy Fund II	$2,547,013
166,394	Prudential Global Short Duration High Yield Fund, Inc.	3,149,838
171,629	Templeton Emerging Markets Income Fund	2,852,474
301,928	Wells Fargo Advantage Multi-Sector Income Fund	5,069,371
158,882	Western Asset Emerging Markets Debt Fund, Inc.	3,441,384
178,421	Western Asset Emerging Markets Income Fund, Inc.	2,747,683
157,944	Western Asset Global High Income Fund, Inc.	2,217,534
319,322	Western Asset High Income Fund II, Inc.	3,257,084
345,382	Western Asset High Income Opportunity Fund, Inc.	2,279,521
143,639	Western Asset High Yield Defined Opportunity Fund, Inc.	2,805,270
241,454	Western Asset Managed High Income Fund, Inc.	1,489,771
46,369	Western Asset Premier Bond Fund	784,563
82,735	Western Asset Worldwide Income Fund, Inc.	1,267,500
		127,303,286
	Domestic Equity—3.0%
178,715	Cohen & Steers Global Income Builder, Inc.	2,046,287
923,862	DNP Select Income Fund, Inc.	9,691,312
91,343	GAMCO Natural Resources Gold & Income Trust	1,175,585
115,061	John Hancock Hedged Equity & Income Fund	1,928,422
		14,841,606
	Option Income—34.0%
110,546	Advent Claymore Enhanced Growth & Income Fund	1,106,565
71,953	AllianzGI International & Premium Strategy Fund	720,250
679,842	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	11,523,322
353,735	BlackRock Enhanced Capital and Income Fund, Inc.	4,630,391
1,447,793	BlackRock Enhanced Equity Dividend Trust	11,307,263
237,878	BlackRock Global Energy and Resources Trust	6,099,192
568,982	BlackRock Global Opportunities Equity Trust	8,034,026
34,912	BlackRock Health Sciences Trust	1,089,953
897,436	BlackRock International Growth and Income Trust	6,955,129
408,304	BlackRock Real Asset Equity Trust	4,034,043
97,663	Columbia Seligman Premium Technology Growth Fund	1,461,038

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
200,481	Dow 30 Enhanced Premium & Income Fund, Inc.	$2,387,729
85,951	Dow 30 Premium & Dividend Income Fund, Inc.	1,278,091
327,229	Eaton Vance Enhanced Equity Income Fund	3,871,119
386,741	Eaton Vance Enhanced Equity Income Fund II	4,420,450
573,792	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,455,160
175,310	Eaton Vance Tax-Managed Buy-Write Income Fund	2,645,428
506,571	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	6,676,606
1,238,312	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,878,445
859,503	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	9,841,309
2,455,292	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	23,570,803
158,281	First Trust Enhanced Equity Income Fund	2,065,567
119,657	Guggenheim Enhanced Equity Income Fund	1,069,734
62,913	ING Asia Pacific High Dividend Equity Income Fund	960,052
122,760	ING Global Advantage and Premium Opportunity Fund	1,646,212
766,852	ING Global Equity Dividend & Premium Opportunity Fund	7,269,757
138,357	ING Infrastructure Industrials and Materials Fund	2,335,466
177,545	ING Risk Managed Natural Resources Fund	1,873,100
155,617	Madison Covered Call & Equity Strategy Fund	1,252,717
80,004	NASDAQ Premium Income & Growth Fund, Inc.	1,265,663
204,990	Nuveen Equity Premium Advantage Fund	2,595,173
127,796	Nuveen Equity Premium and Growth Fund	1,757,195
275,928	Nuveen Equity Premium Income Fund	3,518,082
480,324	Nuveen Equity Premium Opportunity Fund	6,124,131
138,907	Nuveen Global Value Opportunities Fund	1,955,811
		166,674,972
	Total Investments (Cost $456,292,317)—100.0%	490,445,659
	Other assets less liabilities—0.0%	15,685
	Net Assets—100.0%	$490,461,344

Notes to Schedule of Investments:

(a)  Affiliated company. The Fund's Adviser and the Adviser for Invesco Bond Fund and Invesco Senior Income Trust are subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	22.1
Sovereign	14.3
Real Estate	12.6
Diversified Financial Services	8.1
Auto Manufacturers	8.0
Electric	4.7
Holding Companies - Diversified	2.7
Money Market Fund	2.7
Telecommunications	2.6
Multi-National	2.3
Gas	2.2
Airlines	1.9
Environmental Control	1.9
Retail	1.8
Iron/Steel	1.6
Building Materials	1.2
Investment Companies	1.2
Lodging	1.2
Mining	1.2
Insurance	1.1
Internet	1.1
Aerospace/Defense	0.9
Food	0.9
Leisure Time	0.5
Chemicals	0.2
Miscellaneous Manufacturing	0.2
Other assets less liabilities	0.8

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—96.5%
		Australia—1.2%
CNY	5,000,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	2.900%	08/14/15	$825,738
		Bermuda—4.6%
CNY	5,000,000	Asia Standard International Group	6.500	04/17/18	807,701
CNY	8,000,000	Beijing Enterprises Water Group Ltd.	3.750	06/30/14	1,306,689
CNY	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	324,185
CNY	5,000,000	Noble Group Ltd., Series E, MTN	4.000	01/30/16	821,431
					3,260,006
		Brazil—1.1%
CNY	5,000,000	Banco BTG Pactual SA, Series G, MTN	4.100	03/26/16	812,250
		British Virgin Islands—11.8%
CNY	4,000,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	669,499
CNY	11,000,000	Big Will Investments Ltd.	7.000	04/29/14	1,825,403
CNY	10,000,000	Bitronic Ltd.	4.000	12/12/15	1,645,898
CNY	5,000,000	Central Plaza Development Ltd.	7.600	11/29/15	868,552
CNY	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	160,335
CNY	4,800,000	Rainbow Days Ltd.	3.000	06/30/16	773,352
CNY	4,000,000	Right Century Ltd.	1.850	06/03/14	639,633
CNY	1,000,000	Silvery Castle Ltd.	2.750	07/14/14	161,299
CNY	5,000,000	Value Success International Ltd.	2.075	06/09/14	803,242
CNY	5,000,000	Victor Soar Ltd.	5.750	11/10/14	828,308
					8,375,521
		Cayman Islands—10.5%
CNY	5,000,000	21vianet Group, Inc.	7.875	03/22/16	806,013
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	166,332
CNY	5,000,000	Far East Consortium International Ltd.	5.875	03/04/16	813,926

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
CNY	2,000,000	Future Land Development Holdings Ltd.	9.750%	04/25/16	$324,927
CNY	5,000,000	Golden Wheel Tiandi Holdings Co. Ltd.	11.250	04/25/16	812,270
CNY	1,000,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	162,981
CNY	5,000,000	Kaisa Group Holdings Ltd.	6.875	04/22/16	818,462
CNY	1,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	162,106
CNY	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,749,811
CNY	3,000,000	New World China Land Ltd.	5.500	02/06/18	494,613
CNY	7,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	1,124,974
					7,436,415
		China—31.0%
CNY	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,640,104
CNY	5,000,000	Agricultural Development Bank of China	2.980	06/22/14	817,514
CNY	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	491,449
CNY	4,000,000	Bank of China Ltd.	3.100	07/23/15	651,685
CNY	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	493,572
CNY	1,000,000	China Development Bank Corp.	2.950	08/02/15	163,153
CNY	6,000,000	China Development Bank Corp.	4.200	01/19/27	1,019,109
CNY	1,000,000	China Government Bond	0.600	08/18/14	160,416
CNY	6,000,000	China Government Bond	1.800	12/01/15	971,736
CNY	4,000,000	China Government Bond	1.400	08/18/16	637,303
CNY	8,000,000	China Government Bond	2.560	06/29/17	1,321,899
CNY	5,000,000	China Government Bond	1.940	08/18/18	795,756
CNY	11,000,000	China Government Bond	2.480	12/01/20	1,781,500
CNY	7,000,000	China Government Bond	2.360	08/18/21	1,116,547
CNY	9,000,000	China Government Bond	3.100	06/29/22	1,509,048
CNY	10,500,000	China Government Bond	3.480	06/29/27	1,787,565
CNY	8,000,000	China Guangdong Nuclear Power Holding Corp.	3.750	11/01/15	1,319,619
CNY	5,000,000	China Minmetals Corp.	3.650	03/28/16	818,734
CNY	1,000,000	Export-Import Bank of China (The)	2.700	04/07/14	163,119
CNY	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,142,977
CNY	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	993,768
CNY	5,000,000	Huaneng Power International, Inc.	3.850	02/05/16	822,874
CNY	1,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	162,877
CNY	1,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	163,805
CNY	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	928,141
					21,874,270
		France—0.7%
CNY	1,000,000	Air Liquide Finance SA	3.000	09/19/16	164,856
CNY	2,000,000	Renault SA, Series E, MTN	5.625	10/10/14	331,408
					496,264
		Germany—0.5%
CNY	2,000,000	KFW	2.000	05/21/14	326,394
		Hong Kong—11.4%
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	161,402
CNY	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	331,406
CNY	5,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	830,220
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	163,129
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	162,664
CNY	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	805,575

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
CNY	2,000,000	Gemdale International Holding Ltd.	9.150%	07/26/15	$354,144
CNY	6,970,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	1,149,889
CNY	10,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	1,558,962
CNY	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	176,945
CNY	4,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	699,659
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	162,148
CNY	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,481,558
					8,037,701
		India—0.5%
CNY	2,000,000	ICICI Bank Ltd.	4.900	09/21/15	336,501
		Luxembourg—4.6%
CNY	5,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600	02/04/16	811,103
CNY	5,000,000	Russian Standard Bank Via Russian Standard Finance SA	8.000	02/14/15	814,775
CNY	10,000,000	VTB Bank OJSC Via VTB Capital SA	4.500	10/30/15	1,651,947
					3,277,825
		Malaysia—2.1%
CNY	9,000,000	Axiata SPV2 BHD, Series E, MTN	3.750	09/18/14	1,477,961
		Mexico—0.5%
CNY	2,000,000	America Movil SAB de CV	3.500	02/08/15	329,374
		Netherlands—1.9%
CNY	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba	3.250	09/20/15	333,241
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	161,072
CNY	5,000,000	Volkswagen International Finance NV, Series E, MTN	3.750	11/30/17	850,738
					1,345,051
		Singapore—2.4%
CNY	10,500,000	Global Logistic Properties Ltd.	3.375	05/11/16	1,719,105
		South Korea—1.2%
CNY	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	328,864
CNY	3,000,000	Korea Development Bank (The)	3.300	06/21/15	492,931
					821,795
		Supranational—2.3%
CNY	10,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	1,623,063
		Sweden—1.6%
CNY	7,000,000	Volvo Treasury AB, Series E, MTN	3.800	11/22/15	1,161,342
		United Arab Emirates—0.5%
CNY	2,000,000	Emirates NBD PJSC, Series E, MTN	4.875	03/12/15	333,742
		United Kingdom—2.1%
CNY	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,312,942
CNY	1,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	165,394
					1,478,336

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		United States—4.0%
CNY	8,000,000	Caterpillar Financial Services Corp., MTN	3.350%	11/26/14	$1,314,882
CNY	9,000,000	Ford Motor Co.	4.875	03/26/15	1,510,992
					2,825,874
		Total Corporate Bonds (Cost $66,653,284)			68,174,528
	Number of Shares
		Money Market Fund—2.7%
	1,929,654	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $1,929,654)			1,929,654
		Total Investments (Cost $68,582,938)—99.2%			70,104,182
		Other assets less liabilities—0.8%			549,634
		Net Assets—100.0%			$70,653,816

Investment Abbreviations:

CNY—Chinese Yuan

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)  Foreign denominated security. Principal amount denominated in currency indicated.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

Country Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Peru	4.4
Brazil	4.4
Philippines	4.4
Romania	4.4
Uruguay	4.4
Colombia	4.4
Indonesia	4.4
Sri Lanka	4.3
Mexico	4.3
Panama	4.3
Hungary	4.3
Croatia	4.3
Lithuania	4.3
South Africa	4.3
Poland	4.3
Latvia	4.3
Qatar	4.3
Turkey	4.2
Russia	4.2
El Salvador	4.2
South Korea	4.1
Venezuela	4.1
Ukraine	4.1
United States	0.5
Other assets less liabilities	0.8

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.7%
	Brazil—4.4%
$23,563,000	Republic of Brazil	8.250%	01/20/34	$37,912,867
26,267,000	Republic of Brazil	7.125	01/20/37	38,678,157
30,367,000	Republic of Brazil	5.625	01/07/41	38,216,870
				114,807,894
	Colombia—4.4%
25,391,000	Republic of Colombia	8.125	05/21/24	37,553,289
25,260,000	Republic of Colombia	7.375	09/18/37	38,433,090
28,084,000	Republic of Colombia	6.125	01/18/41	37,913,400
				113,899,779
	Croatia—4.3%
33,124,000	Republic of Croatia	6.750	11/05/19	38,037,614
32,902,000	Republic of Croatia	6.625	07/14/20	37,656,339
32,154,000	Republic of Croatia	6.375	03/24/21	36,494,790
				112,188,743

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	El Salvador—4.2%
$28,854,000	Republic of El Salvador	8.250%	04/10/32	$36,211,770
31,038,000	Republic of El Salvador	7.650	06/15/35	36,236,865
30,966,000	Republic of El Salvador	7.625	02/01/41	36,152,805
				108,601,440
	Hungary—4.3%
34,000,000	Republic of Hungary	6.250	01/29/20	37,952,500
32,796,000	Republic of Hungary	6.375	03/29/21	36,856,145
32,374,000	Republic of Hungary	7.625	03/29/41	38,160,852
				112,969,497
	Indonesia—4.4%
23,766,000	Republic of Indonesia	8.500	10/12/35	37,104,667
28,948,000	Republic of Indonesia	6.625	02/17/37	38,211,360
25,843,000	Republic of Indonesia	7.750	01/17/38	38,570,678
				113,886,705
	Latvia—4.3%
32,700,000	Republic of Latvia	5.250	02/22/17	36,705,750
37,000,000	Republic of Latvia	2.750	01/12/20	37,092,500
31,800,000	Republic of Latvia	5.250	06/16/21	37,086,750
				110,885,000
	Lithuania—4.3%
29,041,000	Republic of Lithuania	7.375	02/11/20	37,709,157
29,817,000	Republic of Lithuania	6.125	03/09/21	36,786,724
29,383,000	Republic of Lithuania	6.625	02/01/22	37,617,586
				112,113,467
	Mexico—4.3%
29,142,000	United Mexican States, MTN	6.050	01/11/40	38,467,440
25,055,000	United Mexican States, Series A, MTN	7.500	04/08/33	37,582,500
26,539,000	United Mexican States, Series A, MTN	6.750	09/27/34	37,220,948
				113,270,888
	Panama—4.3%
27,586,000	Republic of Panama	7.125	01/29/26	38,482,470
23,065,000	Republic of Panama	8.875	09/30/27	37,042,390
27,010,000	Republic of Panama	6.700	01/26/36	37,719,465
				113,244,325
	Peru—4.4%
26,199,000	Republic of Peru	7.350	07/21/25	38,185,043
22,305,000	Republic of Peru	8.750	11/21/33	38,253,075
29,888,000	Republic of Peru	5.625	11/18/50	38,480,800
				114,918,918
	Philippines—4.4%
22,267,000	Republic of Philippines	9.500	02/02/30	38,215,739
25,202,000	Republic of Philippines	7.750	01/14/31	38,275,537
27,404,000	Republic of Philippines	6.375	10/23/34	38,262,835
				114,754,111

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Poland—4.3%
$37,000,000	Republic of Poland	3.000%	03/17/23	$37,027,010
31,324,000	Republic of Poland	5.125	04/21/21	36,884,950
31,688,000	Republic of Poland	5.000	03/23/22	37,076,544
				110,988,504
	Qatar—4.3%
20,902,000	State of Qatar	9.750	06/15/30	36,604,627
27,743,000	State of Qatar	6.400	01/20/40	37,869,195
28,526,000	State of Qatar	5.750	01/20/42	36,370,650
				110,844,472
	Romania—4.4%
46,471,000	Romania, MTN	6.750	02/07/22	57,129,124
55,300,000	Romania, MTN	4.375	08/22/23	57,509,235
				114,638,359
	Russia—4.2%
31,900,000	Russian Foreign Bond—Eurobond	5.000	04/29/20	36,900,325
32,400,000	Russian Foreign Bond—Eurobond	4.500	04/04/22	36,417,600
30,600,000	Russian Foreign Bond—Eurobond	5.625	04/04/42	36,490,500
				109,808,425
	South Africa—4.3%
31,221,000	Republic of South Africa	5.500	03/09/20	36,918,833
30,815,000	Republic of South Africa	5.875	05/30/22	37,709,856
28,702,000	Republic of South Africa	6.250	03/08/41	37,456,110
				112,084,799
	South Korea—4.1%
47,459,000	Republic of Korea	5.125	12/07/16	54,181,330
41,434,000	Republic of Korea	7.125	04/16/19	53,727,385
				107,908,715
	Sri Lanka—4.3%
33,000,000	Republic of Sri Lanka	6.250	10/04/20	35,970,000
35,000,000	Republic of Sri Lanka	6.250	07/27/21	38,157,315
37,000,000	Republic of Sri Lanka	5.875	07/25/22	39,312,500
				113,439,815
	Turkey—4.2%
25,884,000	Republic of Turkey	8.000	02/14/34	37,725,930
27,906,000	Republic of Turkey	6.875	03/17/36	36,661,508
26,119,000	Republic of Turkey	7.250	03/05/38	35,913,625
				110,301,063
	Ukraine—4.1%
36,404,000	Ukraine Government	6.580	11/21/16	35,675,920
36,484,000	Ukraine Government	6.750	11/14/17	36,119,160
33,423,000	Ukraine Government	7.750	09/23/20	34,091,460
				105,886,540
	Uruguay—4.4%
26,428,000	Republic of Uruguay	8.000	11/18/22	38,082,748
25,266,000	Republic of Uruguay, PIK	7.875	01/15/33	38,518,017
25,098,000	Republic of Uruguay	7.625	03/21/36	38,111,313
				114,712,078

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (Continued)
	Venezuela—4.1%
$30,982,000	Republic of Venezuela	13.625%	08/15/18	$35,784,210
37,159,000	Republic of Venezuela	9.000	05/07/23	35,542,584
32,255,000	Republic of Venezuela	11.750	10/21/26	35,367,606
				106,694,400
	Total Sovereign Debt Obligations (Cost $2,431,910,552)			2,572,847,937
Number of Shares
	Money Market Fund—0.5%
12,577,722	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $12,577,722)			12,577,722
	Total Investments (Cost $2,444,488,274)—99.2%			2,585,425,659
	Other assets less liabilities—0.8%			20,716,095
	Net Assets—100.0%			$2,606,141,754

Investment Abbreviations:

MTN—Medium-Term Notes

PIK—Payment-In-Kind Bonds

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Diversified Financial Services	10.8
Oil & Gas	9.5
Retail	7.5
Telecommunications	7.1
Healthcare - Services	6.6
Commercial Services	5.4
Media	3.5
Electric	3.4
REITs	3.3
Banks	3.0
Packaging & Containers	2.7
Auto Parts & Equipment	2.5
Food	2.3
Building Materials	2.3
Home Builders	2.3
Coal	2.2
Chemicals	2.1
Lodging	2.1
Iron/Steel	2.0
Pipelines	1.7
Oil & Gas Services	1.5
Aerospace/Defense	1.5
Money Market Fund	1.1
Entertainment	1.1
Advertising	1.0
Pharmaceuticals	0.9
Apparel	0.9
Semiconductors	0.9
Leisure Time	0.7
Internet	0.6
Holding Companies - Diversified	0.6
Real Estate	0.6
Beverages	0.6
Electronics	0.5
Textiles	0.5
Machinery - Construction & Mining	0.5
Transportation	0.5
Miscellaneous Manufacturing	0.5
Forest Products & Paper	0.4
Electrical Components & Equipment	0.4
Environmental Control	0.4
Machinery - Diversified	0.3
Biotechnology	0.3
Agriculture	0.3
Engineering & Construction	0.3
Housewares	0.2
Other assets less liabilities	0.6

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.3%
	Advertising—1.0%
$2,143,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$2,298,368
2,000,000	Interpublic Group of Cos., Inc. (The)	3.750	02/15/23	2,016,042
1,741,000	Lamar Media Corp.	9.750	04/01/14	1,880,280
1,980,000	Lamar Media Corp.	5.875	02/01/22	2,175,525
				8,370,215
	Aerospace/Defense—1.5%
2,900,000	Alliant Techsystems, Inc.	6.875	09/15/20	3,164,625
2,700,000	B/E Aerospace, Inc.	5.250	04/01/22	2,889,000
3,200,000	TransDigm, Inc.	7.750	12/15/18	3,560,000
1,985,000	Triumph Group, Inc.	8.625	07/15/18	2,213,275
				11,826,900
	Agriculture—0.3%
2,425,000	Alliance One International, Inc.	10.000	07/15/16	2,587,232

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Apparel—0.9%
$3,400,000	Hanesbrands, Inc.	6.375%	12/15/20	$3,778,250
3,100,000	Jones Group, Inc.	6.875	03/15/19	3,371,250
				7,149,500
	Auto Parts & Equipment—2.5%
2,100,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,254,875
3,700,000	Dana Holding Corp.	6.500	02/15/19	4,019,125
3,550,000	Exide Technologies	8.625	02/01/18	2,409,562
6,340,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	7,124,575
3,580,000	Tenneco, Inc.	6.875	12/15/20	3,969,325
				19,777,462
	Banks—3.0%
7,750,000	CIT Group, Inc.	5.000	05/15/17	8,486,250
4,401,000	Regions Bank	7.500	05/15/18	5,470,527
4,477,000	Regions Financial Corp.	7.750	11/10/14	4,947,685
5,437,000	Synovus Financial Corp.	5.125	06/15/17	5,518,555
				24,423,017
	Beverages—0.6%
1,900,000	Constellation Brands, Inc.	7.250	05/15/17	2,223,000
1,932,000	Constellation Brands, Inc.	6.000	05/01/22	2,238,705
				4,461,705
	Biotechnology—0.3%
2,475,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	2,637,432
	Building Materials—2.3%
1,753,000	Griffon Corp.	7.125	04/01/18	1,915,152
1,800,000	Headwaters, Inc.	7.625	04/01/19	1,957,500
2,155,000	Masco Corp.	6.125	10/03/16	2,425,597
2,500,000	Masco Corp.	7.125	03/15/20	2,915,903
4,300,000	Owens Corning	4.200	12/15/22	4,545,564
2,195,000	Vulcan Materials Co.	6.500	12/01/16	2,474,863
1,900,000	Vulcan Materials Co.	7.500	06/15/21	2,251,500
				18,486,079
	Chemicals—2.1%
4,100,000	Celanese US Holdings LLC	6.625	10/15/18	4,499,750
4,200,000	Huntsman International LLC	8.625	03/15/21	4,851,000
1,800,000	Kraton Performance Polymers, Inc.	6.750	03/01/19	1,894,500
1,840,000	PolyOne Corp.	7.375	09/15/20	2,074,600
3,600,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	3,811,500
				17,131,350
	Coal—2.2%
4,400,000	Alpha Natural Resources, Inc.	6.000	06/01/19	4,136,000
1,688,000	Arch Coal, Inc.	8.750	08/01/16	1,763,960
1,900,000	Arch Coal, Inc.	7.250	06/15/21	1,748,000
2,000,000	CONSOL Energy, Inc.	8.000	04/01/17	2,170,000
2,200,000	CONSOL Energy, Inc.	8.250	04/01/20	2,475,000
2,200,000	Peabody Energy Corp.	7.375	11/01/16	2,530,000
2,500,000	Peabody Energy Corp.	6.250	11/15/21	2,678,125
				17,501,085

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Commercial Services—5.4%
$5,300,000	Avis Budget Car Rental LLC	8.250%	01/15/19	$5,916,125
2,500,000	Cenveo Corp.	8.875	02/01/18	2,543,750
4,500,000	CoreLogic, Inc.	7.250	06/01/21	5,017,500
2,300,000	FTI Consulting, Inc.	6.750	10/01/20	2,515,625
6,512,000	Hertz Corp. (The)	6.750	04/15/19	7,244,600
3,200,000	Iron Mountain, Inc.	8.375	08/15/21	3,592,000
2,000,000	Lender Processing Services, Inc.	5.750	04/15/23	2,145,000
4,200,000	PHH Corp.	9.250	03/01/16	4,945,500
3,000,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	3,277,500
3,355,000	United Rentals North America, Inc.	7.625	04/15/22	3,866,637
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,417,256
				43,481,493
	Diversified Financial Services—10.8%
1,400,000	Aircastle Ltd. (Bermuda)	6.750	04/15/17	1,559,250
1,300,000	Aircastle Ltd. (Bermuda)	9.750	08/01/18	1,490,125
3,200,000	Discover Financial Services	6.450	06/12/17	3,769,536
3,123,000	Discover Financial Services	5.200	04/27/22	3,586,269
3,000,000	E*Trade Financial Corp.	6.750	06/01/16	3,262,500
3,027,000	E*Trade Financial Corp.	6.375	11/15/19	3,269,160
7,700,000	Ford Motor Credit Co. LLC	8.000	12/15/16	9,287,855
8,200,000	Ford Motor Credit Co. LLC	5.875	08/02/21	9,584,176
11,700,000	General Motors Financial Co., Inc.(a)	4.750	08/15/17	12,402,000
3,170,000	General Motors Financial Co., Inc.	6.750	06/01/18	3,637,575
8,472,000	International Lease Finance Corp.(b)	8.750	03/15/17	10,229,940
9,800,000	International Lease Finance Corp.	8.250	12/15/20	12,274,500
1,442,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,559,163
4,800,000	SLM Corp., MTN	6.250	01/25/16	5,238,000
4,708,000	SLM Corp., MTN	8.000	03/25/20	5,460,249
				86,610,298
	Electric—3.4%
4,128,000	AES Corp. (The)	8.000	10/15/17	4,963,920
3,900,000	AES Corp. (The)	7.375	07/01/21	4,660,500
5,000,000	FirstEnergy Corp., Series A	2.750	03/15/18	5,102,230
5,000,000	FirstEnergy Corp., Series B	4.250	03/15/23	5,175,085
2,900,000	NRG Energy, Inc.	7.625	01/15/18	3,374,875
3,550,000	NRG Energy, Inc.	8.250	09/01/20	4,055,875
				27,332,485
	Electrical Components & Equipment—0.4%
3,170,000	Anixter International, Inc.	5.625	05/01/19	3,399,825
	Electronics—0.5%
4,050,000	Jabil Circuit, Inc.	5.625	12/15/20	4,363,875
	Engineering & Construction—0.3%
2,000,000	Mastec, Inc.	4.875	03/15/23	2,005,000
	Entertainment—1.1%
2,739,000	Cinemark USA, Inc.	8.625	06/15/19	3,040,290
1,125,000	National CineMedia LLC	6.000	04/15/22	1,231,875
900,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	955,125

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$1,000,000	Pinnacle Entertainment, Inc.	8.750%	05/15/20	$1,112,500
2,007,000	Vail Resorts, Inc.	6.500	05/01/19	2,170,069
				8,509,859
	Environmental Control—0.4%
2,875,000	Covanta Holding Corp.	7.250	12/01/20	3,208,169
	Food—2.3%
3,000,000	Dean Foods Co.	7.000	06/01/16	3,420,000
2,900,000	Dean Foods Co.	9.750	12/15/18	3,389,375
2,200,000	Ingles Markets, Inc.	8.875	05/15/17	2,310,000
2,150,000	Post Holdings, Inc.	7.375	02/15/22	2,397,250
2,255,000	Smithfield Foods, Inc.	7.750	07/01/17	2,660,900
2,100,000	Smithfield Foods, Inc.	6.625	08/15/22	2,336,250
2,150,000	TreeHouse Foods, Inc.	7.750	03/01/18	2,332,750
				18,846,525
	Forest Products & Paper—0.4%
1,260,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,348,200
1,883,000	Clearwater Paper Corp.	7.125	11/01/18	2,066,593
				3,414,793
	Healthcare - Services—6.6%
2,708,000	Centene Corp.	5.750	06/01/17	2,928,025
4,999,000	Community Health Systems, Inc.	8.000	11/15/19	5,692,611
4,600,000	DaVita, Inc.	5.750	08/15/22	4,922,000
5,800,000	HCA, Inc.	6.500	02/15/16	6,416,250
6,184,000	HCA, Inc.	6.500	02/15/20	7,157,980
4,200,000	Health Management Associates, Inc.	7.375	01/15/20	4,683,000
4,750,000	Health Net, Inc.	6.375	06/01/17	5,159,687
3,150,000	Kindred Healthcare, Inc.	8.250	06/01/19	3,256,313
3,300,000	LifePoint Hospitals, Inc.	6.625	10/01/20	3,609,375
4,400,000	Tenet Healthcare Corp.	6.250	11/01/18	4,977,500
3,406,000	Universal Health Services, Inc.	7.125	06/30/16	3,912,643
				52,715,384
	Holding Companies - Diversified—0.6%
2,300,000	Leucadia National Corp.	8.125	09/15/15	2,622,000
2,175,000	Susser Holdings LLC	8.500	05/15/16	2,278,313
				4,900,313
	Home Builders—2.3%
3,300,000	Centex Corp.	6.500	05/01/16	3,795,000
1,652,000	D.R. Horton, Inc.	6.500	04/15/16	1,858,500
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,605,325
2,119,000	KB Home	8.000	03/15/20	2,505,717
2,956,000	Lennar Corp., Series B	5.600	05/31/15	3,192,480
1,845,000	Standard Pacific Corp.	8.375	05/15/18	2,204,775
1,350,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,670,297
1,155,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,294,270
				18,126,364
	Housewares—0.2%
1,377,000	Libbey Glass, Inc.	6.875	05/15/20	1,516,421
See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Internet—0.6%
$1,500,000	Equinix, Inc.	5.375%	04/01/23	$1,578,750
3,170,000	Expedia, Inc.	5.950	08/15/20	3,557,013
				5,135,763
	Iron/Steel—2.0%
3,950,000	AK Steel Corp.	7.625	05/15/20	3,446,375
1,855,000	Commercial Metals Co.	7.350	08/15/18	2,059,050
3,750,000	Steel Dynamics, Inc.	7.625	03/15/20	4,218,750
2,900,000	U.S. Steel Corp.	6.050	06/01/17	3,103,000
3,092,000	U.S. Steel Corp.	7.375	04/01/20	3,277,520
				16,104,695
	Leisure Time—0.7%
2,300,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	2,622,000
2,500,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,600,000
				5,222,000
	Lodging—2.1%
2,200,000	Ameristar Casinos, Inc.	7.500	04/15/21	2,464,000
2,000,000	Choice Hotels International, Inc.	5.750	07/01/22	2,250,000
2,600,000	MGM Resorts International	6.625	07/15/15	2,860,000
2,500,000	MGM Resorts International	7.750	03/15/22	2,868,750
5,500,000	Wynn Las Vegas LLC	7.750	08/15/20	6,325,000
				16,767,750
	Machinery - Construction & Mining—0.5%
3,575,000	Terex Corp.	6.000	05/15/21	3,861,000
	Machinery - Diversified—0.3%
2,450,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,805,250
	Media—3.5%
2,035,000	AMC Networks, Inc.	7.750	07/15/21	2,350,425
2,600,000	Cablevision Systems Corp.	8.625	09/15/17	3,100,500
6,290,000	CCO Holdings LLC	6.625	01/31/22	6,950,450
2,500,000	CSC Holdings LLC	6.750	11/15/21	2,868,750
3,243,000	DISH DBS Corp.	7.125	02/01/16	3,599,730
3,300,000	DISH DBS Corp.	6.750	06/01/21	3,580,500
4,835,000	Nielsen Finance LLC	7.750	10/15/18	5,409,156
				27,859,511
	Miscellaneous Manufacturing—0.5%
3,400,000	SPX Corp.	6.875	09/01/17	3,833,500
	Oil & Gas—9.5%
1,800,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,971,000
2,100,000	Berry Petroleum Co.	6.375	09/15/22	2,254,875
2,000,000	Bill Barrett Corp.	7.625	10/01/19	2,190,000
1,200,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,335,000
3,760,000	Chesapeake Energy Corp.	9.500	02/15/15	4,267,600
3,867,000	Chesapeake Energy Corp.	6.625	08/15/20	4,393,879
3,000,000	Cimarex Energy Co.	5.875	05/01/22	3,285,000
1,600,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,656,000
2,243,000	Concho Resources, Inc.	7.000	01/15/21	2,534,590

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$2,620,000	Continental Resources, Inc.	5.000%	09/15/22	$2,862,350
3,976,000	Denbury Resources, Inc.	4.625	07/15/23	4,020,730
900,000	Kodiak Oil & Gas Corp. (Canada)	8.125	12/01/19	1,028,250
4,018,000	Newfield Exploration Co.	6.875	02/01/20	4,399,710
900,000	Oasis Petroleum, Inc.	7.250	02/01/19	981,000
3,800,000	Plains Exploration & Production Co.	6.500	11/15/20	4,256,000
3,325,000	QEP Resources, Inc.	6.875	03/01/21	3,848,687
3,400,000	Range Resources Corp.	6.750	08/01/20	3,791,000
3,000,000	Sandridge Energy, Inc.	7.500	03/15/21	3,127,500
2,450,000	SM Energy Co.	6.625	02/15/19	2,649,063
2,000,000	Swift Energy Co.	7.875	03/01/22	2,095,000
2,600,000	Tesoro Corp.	4.250	10/01/17	2,749,500
3,123,000	Tesoro Corp.	5.375	10/01/22	3,341,610
1,500,000	Unit Corp.	6.625	05/15/21	1,612,500
2,430,000	W&T Offshore, Inc.	8.500	06/15/19	2,660,850
2,940,000	Whiting Petroleum Corp.	6.500	10/01/18	3,182,550
2,800,000	WPX Energy, Inc.	5.250	01/15/17	3,010,000
2,600,000	WPX Energy, Inc.	6.000	01/15/22	2,827,500
				76,331,744
	Oil & Gas Services—1.5%
1,875,000	Basic Energy Services, Inc.	7.750	02/15/19	1,968,750
1,850,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,954,062
2,350,000	Key Energy Services, Inc.	6.750	03/01/21	2,467,500
2,710,000	Oil States International, Inc.	6.500	06/01/19	2,926,800
2,700,000	SESI LLC	7.125	12/15/21	3,084,750
				12,401,862
	Packaging & Containers—2.7%
4,425,000	Ball Corp.	5.000	03/15/22	4,723,687
4,805,000	Crown Americas LLC	6.250	02/01/21	5,333,550
1,350,000	Graphic Packaging International, Inc.	9.500	06/15/17	1,427,625
2,000,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,087,500
4,817,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	5,539,550
2,800,000	Silgan Holdings, Inc.	5.000	04/01/20	2,926,000
				22,037,912
	Pharmaceuticals—0.9%
3,200,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	3,520,000
3,500,000	Omnicare, Inc.	7.750	06/01/20	3,968,125
				7,488,125
	Pipelines—1.7%
12,091,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	13,273,790
	Real Estate—0.6%
2,360,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	2,528,150
2,000,000	CBRE Services, Inc.	5.000	03/15/23	2,057,500
				4,585,650
	REITs—3.3%
1,722,000	American Tower Corp.	4.500	01/15/18	1,910,642
1,900,000	American Tower Corp.	4.700	03/15/22	2,095,290
1,200,000	DuPont Fabros Technology LP	8.500	12/15/17	1,296,000
2,600,000	Entertainment Properties Trust	5.750	08/15/22	2,900,308

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$2,200,000	Felcor Lodging LP	6.750%	06/01/19	$2,414,500
1,800,000	MPT Operating Partnership LP	6.875	05/01/21	1,971,000
2,125,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	2,374,687
8,915,000	Weyerhaeuser Co.	7.375	10/01/19	11,291,284
				26,253,711
	Retail—7.5%
4,945,000	AutoNation, Inc.	6.750	04/15/18	5,742,381
4,900,000	Best Buy Co., Inc.	3.750	03/15/16	5,047,000
5,104,000	Best Buy Co., Inc.	5.500	03/15/21	5,206,080
4,876,000	Dollar General Corp.	4.125	07/15/17	5,342,243
6,800,000	Gap, Inc. (The)	5.950	04/12/21	8,023,735
3,150,000	Limited Brands, Inc.	6.900	07/15/17	3,638,250
3,300,000	Limited Brands, Inc.	5.625	02/15/22	3,576,375
2,620,000	Phillips-Van Heusen Corp.	7.375	05/15/20	2,957,325
5,600,000	Rite Aid Corp.	8.000	08/15/20	6,426,000
2,700,000	Sally Holdings LLC	5.750	06/01/22	2,922,750
11,427,000	Sears Holdings Corp.	6.625	10/15/18	11,398,433
				60,280,572
	Semiconductors—0.9%
1,550,000	Advanced Micro Devices, Inc.	8.125	12/15/17	1,627,500
1,900,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,871,500
3,395,000	Amkor Technology, Inc.	6.625	06/01/21	3,522,312
				7,021,312
	Telecommunications—7.1%
3,400,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,770,314
2,800,000	Cincinnati Bell, Inc.	8.375	10/15/20	3,017,000
4,000,000	Crown Castle International Corp.	5.250	01/15/23	4,205,000
2,865,000	Embarq Corp.	7.082	06/01/16	3,294,392
2,630,000	Frontier Communications Corp.	8.250	04/15/17	3,113,262
2,900,000	Frontier Communications Corp.	8.500	04/15/20	3,349,500
1,600,000	GCI, Inc.	8.625	11/15/19	1,712,000
2,500,000	Hughes Satellite Systems Corp.	6.500	06/15/19	2,793,750
4,100,000	MetroPCS Wireless, Inc.	6.625	11/15/20	4,453,625
6,450,000	Sprint Capital Corp.	6.900	05/01/19	7,038,563
4,730,000	Sprint Nextel Corp.	6.000	12/01/16	5,143,875
2,535,000	TW Telecom Holdings, Inc.	5.375	10/01/22	2,668,088
100,000	Viasat, Inc.	6.875	06/15/20	109,500
5,900,000	Virgin Media Finance PLC (United Kingdom)	4.875	02/15/22	6,047,500
3,100,000	Windstream Corp.	8.125	08/01/13	3,151,925
3,100,000	Windstream Corp.	7.750	10/15/20	3,417,750
				57,286,044
	Textiles—0.5%
4,114,000	Mohawk Industries, Inc.	3.850	02/01/23	4,315,969
	Transportation—0.5%
1,878,000	Bristow Group, Inc.	6.250	10/15/22	2,054,062
1,700,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,785,000
				3,839,062
	Total Corporate Bonds (Cost $748,327,068)			789,488,003

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Money Market Fund—1.1%
9,072,104	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $9,072,104)	$9,072,104
	Total Investments (Cost $757,399,172)—99.4%	798,560,107
	Other assets less liabilities—0.6%	4,773,239
	Net Assets—100.0%	$803,333,346

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended ("the 1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $12,402,000, which represents 1.54% of the Fund's Net Assets.

(b)  Denotes a step up bond. The rate indicated is the current coupon as of April 30, 2013.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	10.6
Insurance	7.8
Oil & Gas	7.3
Retail	6.5
Pharmaceuticals	6.2
Electric	6.2
Diversified Financial Services	4.1
Telecommunications	3.8
Food	3.6
Media	3.2
Aerospace/Defense	3.1
Agriculture	2.8
Software	2.7
Computers	2.5
Beverages	2.4
Healthcare - Products	2.3
REITs	2.2
Healthcare - Services	2.1
Chemicals	2.1
Semiconductors	1.9
Transportation	1.8
Miscellaneous Manufacturing	1.6
Biotechnology	1.3
Office/Business Equipment	1.1
Cosmetics/Personal Care	1.0
Pipelines	0.9
Internet	0.9
Mining	0.8
Household Products/Wares	0.8
Oil & Gas Services	0.7
Money Market Fund	0.7
Electronics	0.6
Advertising	0.5
Forest Products & Paper	0.4
Auto Manufacturers	0.4
Electrical Components & Equipment	0.4
Iron/Steel	0.4
Gas	0.4
Machinery - Construction & Mining	0.4
Auto Parts & Equipment	0.4
Lodging	0.3
Machinery - Diversified	0.3
Other assets less liabilities	0.5

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Advertising—0.5%
$150,000	Omnicom Group, Inc.	3.625%	05/01/22	$156,140
	Aerospace/Defense—3.1%
50,000	Boeing Co. (The)	3.500	02/15/15	52,718
150,000	Boeing Co. (The)	4.875	02/15/20	179,856
100,000	General Dynamics Corp.	2.250	11/15/22	98,308
200,000	Lockheed Martin Corp.	2.125	09/15/16	207,544
100,000	Lockheed Martin Corp.	4.250	11/15/19	112,586
100,000	Northrop Grumman Corp.	1.850	11/15/15	102,283
200,000	United Technologies Corp.	3.100	06/01/22	213,208
				966,503
	Agriculture—2.8%
200,000	Altria Group, Inc.	9.700	11/10/18	280,696
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	115,370
150,000	Lorillard Tobacco Co.	3.500	08/04/16	158,932
75,000	Philip Morris International, Inc.	5.650	05/16/18	90,435
200,000	Reynolds American, Inc.	7.625	06/01/16	237,687
				883,120

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Auto Manufacturers—0.4%
$115,000	PACCAR, Inc., MTN	6.875%	02/15/14	$120,760
	Auto Parts & Equipment—0.4%
100,000	Johnson Controls, Inc.	5.500	01/15/16	111,578
	Banks—10.6%
250,000	Bank of America Corp., MTN	3.300	01/11/23	253,730
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	164,697
150,000	BB&T Corp., MTN	3.200	03/15/16	159,844
150,000	Capital One Financial Corp.	4.750	07/15/21	172,478
250,000	Citigroup, Inc.	6.125	11/21/17	297,597
125,000	Citigroup, Inc.	8.500	05/22/19	168,361
150,000	Fifth Third Bancorp	3.625	01/25/16	160,555
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	106,557
250,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	295,687
150,000	JPMorgan Chase & Co.	6.000	01/15/18	178,990
200,000	JPMorgan Chase & Co.	4.500	01/24/22	226,316
250,000	KeyCorp, MTN	5.100	03/24/21	295,695
100,000	Morgan Stanley, MTN	5.625	09/23/19	116,654
125,000	PNC Funding Corp.	2.700	09/19/16	132,108
100,000	SunTrust Banks, Inc.	3.600	04/15/16	107,288
200,000	US Bancorp, MTN	2.200	11/15/16	209,690
100,000	US Bancorp, MTN	2.950	07/15/22	101,279
125,000	Wells Fargo & Co.	5.625	12/11/17	148,271
				3,295,797
	Beverages—2.4%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	118,729
150,000	Coca-Cola Co. (The)	3.300	09/01/21	164,646
200,000	Coca-Cola Enterprises, Inc.	3.500	09/15/20	214,072
100,000	Dr Pepper Snapple Group, Inc.	2.900	01/15/16	105,479
100,000	PepsiCo, Inc.	7.900	11/01/18	133,427
				736,353
	Biotechnology—1.3%
200,000	Amgen, Inc.	3.875	11/15/21	221,886
150,000	Gilead Sciences, Inc.	4.400	12/01/21	172,402
				394,288
	Chemicals—2.1%
200,000	Dow Chemical Co. (The)	8.550	05/15/19	270,000
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	123,539
150,000	Eastman Chemical Co.	2.400	06/01/17	155,604
100,000	Ecolab, Inc.	3.000	12/08/16	106,416
				655,559
	Computers—2.5%
100,000	Computer Sciences Corp.	6.500	03/15/18	116,706
100,000	Dell, Inc.	2.300	09/10/15	100,259
300,000	Hewlett-Packard Co.	6.125	03/01/14	312,878
200,000	International Business Machines Corp.	5.700	09/14/17	239,725
				769,568

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Cosmetics/Personal Care—1.0%
$200,000	Procter & Gamble Co. (The)	1.450%	08/15/16	$205,631
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	118,373
				324,004
	Diversified Financial Services—4.1%
100,000	American Express Co.	7.000	03/19/18	125,544
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	119,266
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	104,612
93,000	CME Group, Inc.	5.750	02/15/14	96,805
200,000	General Electric Capital Corp., Series G, MTN	5.625	05/01/18	238,143
150,000	Jefferies Group, Inc.	5.125	04/13/18	166,922
350,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	425,953
				1,277,245
	Electric—6.2%
150,000	Carolina Power & Light Co.	5.300	01/15/19	180,907
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	129,970
100,000	Consumers Energy Co.	6.700	09/15/19	129,886
50,000	Duke Energy Corp.	6.300	02/01/14	52,109
100,000	Exelon Corp.	4.900	06/15/15	108,068
150,000	FirstEnergy Solutions Corp.	6.050	08/15/21	178,597
100,000	Georgia Power Co.	4.250	12/01/19	116,801
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	117,324
200,000	NiSource Finance Corp.	6.400	03/15/18	242,129
30,000	Ohio Power Co., Series M	5.375	10/01/21	36,582
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	110,283
100,000	PPL Energy Supply LLC	4.600	12/15/21	108,118
100,000	Southern California Edison Co.	3.875	06/01/21	114,321
100,000	Virginia Electric And Power Co.	5.400	04/30/18	120,274
150,000	Xcel Energy, Inc.	4.700	05/15/20	177,745
				1,923,114
	Electrical Components & Equipment—0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	119,500
	Electronics—0.6%
50,000	Honeywell International, Inc.	5.000	02/15/19	59,803
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	111,129
				170,932
	Food—3.6%
100,000	Campbell Soup Co.	4.250	04/15/21	112,009
100,000	ConAgra Foods, Inc.	3.200	01/25/23	102,470
100,000	General Mills, Inc.	5.700	02/15/17	116,784
100,000	Kellogg Co.	4.000	12/15/20	112,782
100,000	Kroger Co. (The)	6.150	01/15/20	122,869
300,000	Mondelez International, Inc.	4.125	02/09/16	326,694
150,000	Safeway, Inc.	3.950	08/15/20	158,250
50,000	SYSCO Corp.	5.250	02/12/18	59,157
				1,111,015
	Forest Products & Paper—0.4%
100,000	International Paper Co.	7.950	06/15/18	129,063

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Gas—0.4%
$100,000	Sempra Energy	6.500%	06/01/16	$116,353
	Healthcare - Products—2.3%
100,000	Becton Dickinson & Co.	1.750	11/08/16	102,888
125,000	Boston Scientific Corp.	4.500	01/15/15	132,320
100,000	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	120,242
100,000	Medtronic, Inc.	4.450	03/15/20	116,201
200,000	Zimmer Holdings, Inc.	4.625	11/30/19	228,838
				700,489
	Healthcare - Services—2.1%
100,000	Aetna, Inc.	6.000	06/15/16	115,127
100,000	Cigna Corp.	2.750	11/15/16	106,121
100,000	Coventry Health Care, Inc.	5.450	06/15/21	119,358
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	60,700
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	154,336
100,000	WellPoint, Inc.	5.250	01/15/16	111,199
				666,841
	Household Products/Wares—0.8%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	241,996
	Insurance—7.8%
100,000	Aflac, Inc.	8.500	05/15/19	135,933
200,000	Allstate Corp. (The)	7.450	05/16/19	264,317
150,000	American International Group, Inc.	8.250	08/15/18	194,954
350,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	420,016
100,000	Chubb Corp. (The)	5.750	05/15/18	121,869
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	237,455
150,000	Lincoln National Corp.	8.750	07/01/19	204,623
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	231,417
100,000	MetLife, Inc.	6.750	06/01/16	117,574
100,000	MetLife, Inc.	7.717	02/15/19	131,565
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	106,068
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/19	129,044
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	113,909
				2,408,744
	Internet—0.9%
100,000	Google, Inc.	3.625	05/19/21	112,177
150,000	Symantec Corp.	4.200	09/15/20	162,846
				275,023
	Iron/Steel—0.4%
100,000	Nucor Corp.	5.750	12/01/17	119,306
	Lodging—0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	105,345
	Machinery - Construction & Mining—0.4%
100,000	Caterpillar, Inc.	3.900	05/27/21	112,501
	Machinery - Diversified—0.3%
100,000	Deere & Co.	2.600	06/08/22	102,390

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Media—3.2%
$150,000	CBS Corp.	8.875%	05/15/19	$200,922
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.500	03/01/16	106,568
100,000	NBCUniversal Media LLC	5.150	04/30/20	121,330
100,000	News America, Inc.	5.300	12/15/14	107,522
100,000	Time Warner Cable, Inc.	8.250	04/01/19	131,392
50,000	Time Warner, Inc.	3.150	07/15/15	52,550
150,000	Viacom, Inc.	6.250	04/30/16	172,276
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	102,632
				995,192
	Mining—0.8%
100,000	Alcoa, Inc.	5.400	04/15/21	104,731
150,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	150,334
				255,065
	Miscellaneous Manufacturing—1.6%
50,000	3M Co., MTN	4.375	08/15/13	50,581
200,000	3M Co., MTN	2.000	06/26/22	201,838
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	125,464
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	9.500	04/15/14	108,030
				485,913
	Office/Business Equipment—1.1%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	111,594
200,000	Xerox Corp.	6.350	05/15/18	236,691
				348,285
	Oil & Gas—7.3%
150,000	Anadarko Petroleum Corp.	5.950	09/15/16	172,617
200,000	Apache Corp.	3.250	04/15/22	210,704
350,000	Chevron Corp.	2.355	12/05/22	352,492
350,000	ConocoPhillips	4.600	01/15/15	374,284
100,000	ConocoPhillips	5.750	02/01/19	122,669
150,000	DeVon Energy Corp.	3.250	05/15/22	154,282
100,000	Hess Corp.	8.125	02/15/19	130,466
100,000	Marathon Oil Corp.	5.900	03/15/18	119,623
200,000	Marathon Petroleum Corp.	5.125	03/01/21	236,640
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	114,608
150,000	Valero Energy Corp.	6.125	06/15/17	178,565
90,000	Valero Energy Corp.	6.125	02/01/20	110,317
				2,277,267
	Oil & Gas Services—0.7%
100,000	Halliburton Co.	6.150	09/15/19	126,584
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	101,244
				227,828
	Pharmaceuticals—6.2%
150,000	Allergan, Inc.	5.750	04/01/16	171,168
100,000	AmerisourceBergen Corp.	3.500	11/15/21	108,455
125,000	Bristol-Myers Squibb Co.	2.000	08/01/22	120,875
100,000	Cardinal Health, Inc.	4.000	06/15/15	106,406
100,000	Eli Lilly & Co.	5.200	03/15/17	115,960
150,000	Express Scripts Holding Co.	3.125	05/15/16	158,884

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$90,000	Johnson & Johnson	5.550%	08/15/17	$107,742
150,000	Johnson & Johnson	2.950	09/01/20	162,865
100,000	McKesson Corp.	3.250	03/01/16	106,885
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	214,846
75,000	Merck Sharp & Dohme Corp.	5.000	06/30/19	90,370
200,000	Pfizer, Inc.	5.350	03/15/15	217,661
200,000	Pfizer, Inc.	6.200	03/15/19	252,174
				1,934,291
	Pipelines—0.9%
150,000	ONEOK, Inc.	4.250	02/01/22	161,925
100,000	Spectra Energy Capital LLC	6.200	04/15/18	121,154
				283,079
	REITs—2.2%
150,000	Boston Properties LP	4.125	05/15/21	166,774
150,000	ERP Operating LP	4.625	12/15/21	171,496
100,000	HCP, Inc.	5.375	02/01/21	118,807
100,000	Simon Property Group LP	5.750	12/01/15	111,615
100,000	Weyerhaeuser Co.	7.375	10/01/19	126,655
				695,347
	Retail—6.5%
75,000	Costco Wholesale Corp.	5.500	03/15/17	88,385
75,000	CVS Caremark Corp.	5.750	06/01/17	88,760
150,000	Home Depot, Inc. (The)	5.400	03/01/16	169,600
150,000	Home Depot, Inc. (The)	4.400	04/01/21	175,262
100,000	Kohl's Corp.	6.250	12/15/17	116,570
100,000	Lowe's Cos., Inc.	5.400	10/15/16	115,685
225,000	McDonald's Corp., MTN	5.350	03/01/18	268,982
150,000	Staples, Inc.	9.750	01/15/14	159,420
125,000	Target Corp.	6.000	01/15/18	153,152
200,000	Walgreen Co.	3.100	09/15/22	203,750
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	356,162
100,000	Yum! Brands, Inc.	6.250	03/15/18	119,854
				2,015,582
	Semiconductors—1.9%
150,000	Applied Materials, Inc.	4.300	06/15/21	169,367
100,000	Intel Corp.	1.350	12/15/17	100,793
200,000	Intel Corp.	3.300	10/01/21	213,319
100,000	Texas Instruments, Inc.	2.375	05/16/16	104,890
				588,369
	Software—2.7%
200,000	Adobe Systems, Inc.	3.250	02/01/15	208,520
150,000	CA, Inc.	5.375	12/01/19	170,515
100,000	Fiserv, Inc.	3.125	06/15/16	105,452
150,000	Microsoft Corp.	3.000	10/01/20	162,435
150,000	Oracle Corp.	5.750	04/15/18	181,714
				828,636

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Telecommunications—3.8%
$150,000	AT&T, Inc.	5.500%	02/01/18	$177,503
200,000	AT&T, Inc.	3.000	02/15/22	208,159
150,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	155,320
200,000	Cellco Partnership / Verizon Wireless Capital LLC	8.500	11/15/18	268,358
100,000	Cisco Systems, Inc.	4.450	01/15/20	116,653
150,000	Qwest Corp.	7.500	10/01/14	162,107
100,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	107,000
				1,195,100
	Transportation—1.8%
130,000	CSX Corp.	6.250	03/15/18	158,511
100,000	FedEx Corp.	8.000	01/15/19	131,642
250,000	United Parcel Service, Inc.	3.125	01/15/21	270,904
				561,057
	Total Corporate Bonds (Cost $29,882,700)			30,684,538
Number of Shares
	Money Market Fund—0.7%
214,980	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $214,980)			214,980
	Total Investments (Cost $30,097,680)—99.5%			30,899,518
	Other assets less liabilities—0.5%			150,737
	Net Assets—100.0%			$31,050,255

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio (PWZ)

Revenue Type Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Ad Valorem Property Tax	33.9
Lease Revenue	12.7
Sales Tax Revenue	8.7
Electric Power Revenue	7.9
Sewer Revenue	6.7
Hospital Revenue	6.4
Water Revenue	4.2
College Revenue	4.2
General Fund	4.0
Miscellaneous Revenue	3.0
Special Assessment	2.3
Special Tax	1.8
Other assets less liabilities	4.2

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Long-Term Investments—92.5%
	Municipal Bonds—92.5%
	Ad Valorem Property Tax—33.9%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,483,704
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	549,475
2,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	2,174,120
3,000,000	Coachella Valley California Unified School District (Election 2005) Ser.12D AGM	5.000	08/01/37	3,327,630
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,104,300
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,723,065
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	562,685
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,725,765
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	564,430
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,701,086
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,085,550
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	263,845
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,138,852
5,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	5,129,050
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	565,085
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	452,068
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,270,600
				25,821,310
	College Revenue—4.2%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	552,450
2,000,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	2,218,520
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	450,729
				3,221,699

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Electric Power Revenue—7.9%
$2,000,000	Guam Power Auth. Rev. Ser. 10A(Guam) AGM	5.000%	10/01/37	$2,168,480
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,301,020
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	433,504
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,095,010
				5,998,014
	General Fund—0.7%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	572,572
	Hospital Revenue—6.4%
1,000,000	California State Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 12A	5.000	11/15/34	1,100,250
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	546,820
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,107,390
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,137,710
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	1,004,233
				4,896,403
	Lease Revenue—12.7%
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,305,190
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,712,700
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	15,838
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,149,060
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	500,569
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	403,356
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,119,810
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	447,928
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,044,580
				9,699,031
	Miscellaneous Revenue—3.0%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,292,920
	Sales Tax Revenue—8.7%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,610,865
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	391,616

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125%	08/01/42	$1,592,535
2,375,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	2,505,720
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	527,630
				6,628,366
	Sewer Revenue—6.7%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	447,440
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	403,204
2,950,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	3,218,657
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	476,555
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	529,625
				5,075,481
	Special Assessment—2.3%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,716,225
	Special Tax—1.8%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,387,210
	Water Revenue—4.2%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,129,890
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	537,050
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	506,405
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	528,825
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	529,854
				3,232,024
	Total Long-Term Investments (Cost $66,607,476)			70,541,255
	Short-Term Investment—3.3%
	Municipal Bonds—3.3%
	General Fund—3.3%
2,500,000	California State Ref. Ser.12A-2 (Cost $2,507,931)	2.500	06/20/13	2,507,850
	Total Investments (Cost $69,115,407)(a)—95.8%			73,049,105
	Other assets less liabilities—4.2%			3,173,534
	Net Assets—100.0%			$76,222,639

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2013
(Unaudited)
Investment Abbreviations:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
Auth.—Authority
BHAC—Berkshire Hathaway Assurance Corp.
COP—Certificate of Participation
FGIC—Financial Guaranty Insurance Co.
NATL RE—National Public Finance Guarantee Corp.
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	50.5%
Assured Guaranty Corp.	22.6
National Public Finance Guarantee Corp.	13.5

See Notes to Financial Statements.

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio (PZA)

State and Territory Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Alabama	1.0
Arizona	4.1
California	13.3
Colorado	2.2
Connecticut	0.0
District of Columbia	0.9
Florida	9.4
Georgia	6.6
Guam	1.6
Illinois	5.6
Indiana	1.3
Iowa	0.3
Kentucky	1.5
Louisiana	0.8
Maine	0.3
Maryland	0.1
Massachusetts	0.1
Michigan	4.1
Missouri	0.6
Nebraska	0.2
New Hampshire	0.2
New Jersey	9.0
New York	4.1
North Carolina	1.1
Ohio	3.8
Oregon	0.9
Pennsylvania	10.4
Puerto Rico	5.4
South Carolina	0.8
Texas	4.1
Virginia	0.1
Washington	1.1
Wisconsin	0.5
Other assets less liabilities	4.5

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Long-Term Investments—90.7%
	Municipal Bonds—90.7%
	Ad Valorem Property Tax—13.4%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,197,900
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,379,684
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,439,710
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,183,090
8,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	8,696,480
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,790,760
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,660,755
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,787,450
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	574,355
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,648,440
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,150,510
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,099,900
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	552,190
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,825,725
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,914,625
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,743,988
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	517,660
44,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	45,135,640
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	963,327
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,260,340
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,762,375

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000%	08/01/34	$2,757,225
23,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	26,111,900
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,823,483
				137,977,512
	Auto Parking Revenue—0.5%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,210,580
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,728,550
				4,939,130
	College Revenue—1.7%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	5,002,763
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,255,570
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,592,878
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin' Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,106,830
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,539,512
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	275,365
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	2,023,040
				17,795,958
	Electric Power Revenue—2.8%
4,750,000	Guam Power Auth. Rev. Ser. 10A(Guam) AGM	5.000	10/01/37	5,150,140
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,315,266
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	975,555
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	584,540
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	7,270,900
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,359,796
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,095,010
				28,751,207
	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	520,520
	Highway Tolls Revenue—8.1%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,299,050
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	535,075
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,982,657
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,652,280
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	18,194,080
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,638,910
30,000,000	Pennsylvania State Turnpike Commission Turnpike Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	33,299,100
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,518,800
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	272,540
				83,392,492

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hospital Revenue—15.3%
$15,500,000	Arizona State Health Facilities Auth. (Catholic Healthcare West) Ser. 11B2 AGM	5.000%	03/01/41	$16,629,020
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/34	777,933
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children's Hospital) Ser. 09 AGC	6.000	06/01/39	2,962,600
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	525,835
500,000	California State Health Facilities Financing Auth. Rev. (Stanford Hospital Clinics) Ser. 12A	5.000	08/15/42	571,765
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	2,132,598
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,107,390
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,376,750
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,857,250
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,394,150
300,000	Connecticut State Health & Educational Facility Auth. (Yale—New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	325,029
1,570,000	District of Columbia Hospital Rev. (Children's Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,682,538
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,156,660
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,374,010
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,150,820
22,500,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	23,793,975
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,217,012
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,142,040
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,099,040
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,808,783
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,837,900
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,934,620
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,184,900
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	501,354
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	9,531,423
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,803,660
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	2,134,960
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,360,200

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625%	07/01/37	$563,485
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,085,530
10,000,000	Ohio State Hospital Rev. (University Hospital Health System) Ser. 12A AGM	5.000	01/15/41	10,789,100
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,778,225
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	18,900
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,060,372
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,100,240
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,039,110
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,382,772
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,109,790
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,319,180
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,101,170
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	478,206
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,255,431
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	958,894
4,300,000	Wisconsin State Health & Educational Facilities Auth. (Ministry Health-Remarketed) Ser.04 AGM	5.000	08/01/34	4,676,035
				158,090,655
	Hotel Occupancy Tax—1.3%
10,000,000	Miami-Dade CountryFlorida Special Obligation Ser. 12B AGM	5.000	10/01/35	11,041,600
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,203,840
				13,245,440
	Lease Revenue—4.3%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,274,140
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,305,980
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,101,730
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	570,900
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	8,043,420
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,354,336
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	569,280
14,880,000	Pueblo County Colorado COP (Judicial Complex Project) Ser. 12 AGM	5.000	09/15/42	16,560,845
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,479,240

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750%	11/15/29	$5,387,950
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,044,580
				44,692,401
	Miscellaneous Revenue—5.0%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,476,575
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,437,800
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,800,075
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,095,440
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,035,460
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM AGM	5.000	02/15/47	1,116,530
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,321,764
1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	1,757,928
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,106,530
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	6,073,882
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,638,735
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	578,625
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,243,930
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,224,416
				51,907,690
	Port, Airport & Marina Revenue—7.6%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,475,920
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,730,580
5,000,000	Chicago Illinois O'Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,373,250
2,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/30	2,281,740
1,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/31	1,132,750
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,648,365
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	11,065,500
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,899,150
15,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	16,736,100
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,664,625
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,651,440
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,105,040
18,895,000	Wayne County Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) Ser. 12A AGM	5.000	12/01/42	21,167,691
				78,932,151

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Recreational Revenue—2.1%
$9,000,000	Garden State Preservation Trust AGM	5.750%	11/01/28	$11,968,830
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,628,750
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,702,090
				21,299,670
	Sales Tax Revenue—2.2%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,827,561
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,679,475
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	448,288
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,574,233
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	314,388
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,347,370
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,358,920
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,629,750
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,085,520
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,116,700
				22,382,205
	Sewer Revenue—5.0%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	27,650,269
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,741,350
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,182,340
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,841,592
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,400,000
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	545,535
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,371,610
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	529,625
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,506,428
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,392,650
				52,161,399
	Special Assessment—0.4%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,576,600
	Student Loan Revenue—0.3%
3,090,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,385,775

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Tax Increment Revenue—1.1%
$1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125%	12/01/41	$1,158,220
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,575,306
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,586,950
				11,320,476
	Transit Revenue—4.3%
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,982,255
21,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	23,947,130
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	452,848
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,541,000
				43,923,233
	Water Revenue—15.2%
36,340,000	Atlanta Georgia Water & Sewer Rev. Ser. 12 AGM	3.500	10/01/42	36,513,342
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,806,820
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,111,900
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,437,495
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,594,520
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,615,800
3,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11A AGM	5.000	10/01/42	3,376,530
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,302,340
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	6,495,352
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,547,190
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,074,100
11,510,000	Erie Pennsylvania Water Auth. Rev. Ser.12 AGM	4.000	12/01/47	11,537,048
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,728,705
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,276,753
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,314,495
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,167,410
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	23,099,600
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,660,860
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,212,030
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	448,364
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,830,425
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,657,600
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,200,380
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	984,506
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,415,170
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,101,881

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000%	10/01/38	$3,031,837
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	528,825
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,083,650
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	529,855
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	6,088,493
				156,773,276
	Total Long-Term Investments (Cost $867,218,827)			936,067,790
	Short-Term Investment—4.8%
	Municipal Bonds—4.8%
	General Fund—4.8%
50,000,000	New Jersey State Ser. 12C (Cost $50,180,326)	2.500	06/27/13	50,177,000
	Total Investments (Cost $917,399,153)(a)—95.5%			986,244,790
	Other assets less liabilities—4.5%			46,280,969
	Net Assets—100.0%			$1,032,525,759

Investment Abbreviations:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
Auth.—Authority
BHAC—Berkshire Hathaway Assurance Corp.
COP—Certificate of Participation
NATL RE—National Public Finance Guarantee Corp.
RAC—Revenue Anticipation Certificates
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	67.6%
Assured Guaranty Corp.	20.4

See Notes to Financial Statements.

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio (PZT)

Revenue Type Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Miscellaneous Revenue	19.6
Electric Power Revenue	13.0
Transit Revenue	9.0
Sales Tax Revenue	8.1
College Revenue	7.8
Water Revenue	6.4
Highway Tolls Revenue	6.4
Hospital Revenue	5.0
Recreational Revenue	4.5
Ad Valorem Property Tax	4.2
Sewer Revenue	3.2
Port, Airport & Marina Revenue	3.1
Lease Revenue	2.6
Hotel Occupancy Tax	2.3
Income Tax Revenue	0.8
Other assets less liabilities	4.0

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.0%
	Ad Valorem Property Tax—4.2%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,055,380
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	817,903
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	1,025,810
				2,899,093
	College Revenue—7.8%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,004,165
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,841,300
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	550,730
				5,396,195
	Electric Power Revenue—13.0%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,150,510
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,599,020
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	196,518
				8,946,048
	Highway Tolls Revenue—6.4%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,079,690
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	670,074
2,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	2,180,320
460,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	461,095
				4,391,179

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Hospital Revenue—5.0%
$1,600,000	Build New York City Resource Corp. Package Facilities Rev. (Royal Charter Properties—New York & Presbyterian Hospital) Ser. 12 AGM	4.750%	12/15/32	$1,728,112
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	638,010
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,090,870
				3,456,992
	Hotel Occupancy Tax—2.3%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,593,765
	Income Tax Revenue—0.8%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	530,450
	Lease Revenue—2.6%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,058,090
700,000	Rensselaer City School District Ser. 06 SGI	5.000	06/01/36	711,942
				1,770,032
	Miscellaneous Revenue—19.6%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	574,750
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,139,006
4,080,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM AGM	5.000	02/15/47	4,555,442
2,500,000	Hudson Yards Infrastructure Corp. Ser.06A FGIC	5.000	02/15/47	2,659,950
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,893,125
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,080,430
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	624,138
				13,526,841
	Port, Airport & Marina Revenue—3.1%
1,000,000	Port Auth. of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,084,390
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,094,520
				2,178,910
	Recreational Revenue—4.5%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,468,060
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	621,174
				3,089,234

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Sales Tax Revenue—8.1%
$400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250%	07/01/39	$391,616
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	831,001
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,523,525
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,851,723
				5,597,865
	Sewer Revenue—3.2%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,203,780
	Transit Revenue—9.0%
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,694,235
3,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	3,898,370
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	631,440
				6,224,045
	Water Revenue—6.4%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,282,919
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	631,440
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,532,025
				4,446,384
	Total Investments (Cost $62,118,061)(a)—96.0%			66,250,813
	Other assets less liabilities—4.0%			2,772,238
	Net Assets—100.0%			$69,023,051

Investment Abbreviations:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
Auth.—Authority
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
NATL RE—National Public Finance Guarantee Corp.
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2013
(Unaudited)

Notes to Schedule of Investments:

(a)  This table, as of April 30, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	45.2%
Berkshire Hathaway Assurance Corp.	13.4
Assured Guaranty Corp.	12.7
National Public Finance Guarantee Corp.	12.3
American Municipal Bond Assurance Corp.	10.7

See Notes to Financial Statements.

Portfolio Composition

PowerShares International Corporate Bond Portfolio (PICB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	45.3
Electric	13.9
Telecommunications	10.8
Oil & Gas	2.6
Pharmaceuticals	2.5
Engineering & Construction	2.2
Agriculture	2.1
Mining	2.1
Commercial Services	1.9
Auto Manufacturers	1.9
Insurance	1.8
Gas	1.7
Water	1.3
Food	1.1
Miscellaneous Manufacturing	1.1
Transportation	1.0
Media	0.8
Beverages	0.7
Home Furnishings	0.7
Sovereign	0.7
Savings & Loans	0.5
Build Materials	0.4
Energy - Alternate Sources	0.3
Holdings Companies - Diversified	0.3
Chemicals	0.3
Closed-End Fund	0.2
Diversified Financial Services	0.2
Other assets less liabilities	1.6

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.4%
		Australia—4.8%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$219,488
AUD	250,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	259,133
EUR	500,000	BHP Billiton Finance Ltd., Series E, MTN	2.250	09/25/20	682,431
GBP	350,000	BHP Billiton Finance Ltd., Series E, MTN	3.250	09/25/24	562,503
AUD	700,000	Commonwealth Bank of Australia	5.750	01/25/17	783,615
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	233,524
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,251,473
AUD	250,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	279,942
EUR	350,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	534,412
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	151,866
AUD	300,000	Westpac Banking Corp., MTN	7.000	08/18/14	326,669
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	580,188
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	514,984
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	301,320
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	276,636
					6,958,184
		Austria—0.6%
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	214,625
EUR	250,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.250	10/31/16	356,560
CHF	200,000	Pfandbriefstelle DER Oesterreichischen Landes-Hypothekenbanken, Series E, MTN	2.875	07/21/17	237,758
					808,943
		Belgium—0.5%
GBP	150,000	Anheuser-Busch InBev NV, Series E, MTN	9.750	07/30/24	384,243
EUR	200,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	303,847
					688,090

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Canada—12.0%
CAD	400,000	Bank of Montreal, Series DPNT	3.490%	06/10/16	$419,108
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	567,913
CAD	300,000	Bank of Montreal, Series DPNT	2.390	07/12/17	303,910
CAD	300,000	Bank of Montreal, Series DPNT	2.240	12/11/17	301,673
CAD	1,000,000	Bank of Montreal, Series DPNT	6.020	05/02/18	1,180,027
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	340,516
CAD	400,000	Bank of Nova Scotia	2.242	03/22/18	401,455
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	205,172
CAD	400,000	Bank of Nova Scotia, Series DPNT	2.598	02/27/17	408,439
CAD	450,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	485,692
CAD	500,000	Bank of Nova Scotia, Series DPNT	2.370	01/11/18	505,080
CAD	275,000	Bell Canada	3.600	12/02/15	286,797
CAD	575,000	Bell Canada	4.400	03/16/18	629,084
CAD	600,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	613,583
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.200	05/22/15	201,815
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	914,520
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	858,425
CAD	300,000	CDP Financial, Inc.	4.600	07/15/20	344,494
CAD	200,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	205,707
CAD	1,000,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	1,058,130
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	257,829
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	166,494
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	728,358
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	260,113
CAD	300,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	307,289
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	741,401
CAD	800,000	Royal Bank of Canada, Series DPNT	2.580	04/13/17	816,074
CAD	300,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	300,901
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	1,036,149
CAD	350,000	Shaw Communications, Inc.	5.650	10/01/19	406,937
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	545,937
CAD	150,000	TELUS Corp., Series CG	5.050	12/04/19	172,104
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	575,613
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	465,640
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	398,439
					17,410,818
		Cayman Islands—0.9%
EUR	150,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500	06/06/17	208,093
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	222,138
GBP	450,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	867,305
					1,297,536
		Denmark—1.4%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	358,430
EUR	200,000	Danske Bank A/S, Series E, MTN	2.500	07/09/15	272,302
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	214,013
GBP	500,000	Dong Energy A/S, Series E, MTN	4.875	01/12/32	875,978
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	285,357
					2,006,080

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Finland—0.3%
EUR	300,000	Fortum OYJ, Series E, MTN	2.250%	09/06/22	$399,004
		France—15.4%
EUR	350,000	Areva SA, Series E, MTN	3.875	09/23/16	496,127
EUR	150,000	Autoroutes Du Sud de la France SA, Series E, MTN	5.625	07/04/22	250,515
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.125	07/20/20	302,724
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	286,204
EUR	350,000	BNP Paribas SA, Series E, MTN	3.500	03/07/16	494,775
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	301,321
EUR	700,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	1,047,595
EUR	100,000	Bouygues SA	6.125	07/03/15	147,086
EUR	100,000	Bouygues SA	4.250	07/22/20	150,754
EUR	150,000	BPCE SA, Series E, MTN	2.875	09/22/15	206,759
EUR	250,000	BPCE SA, Series E, MTN	3.750	07/21/17	362,681
EUR	100,000	Caisse Centrale Du Credit Immobilier de France, MTN	3.750	03/10/14	135,017
EUR	350,000	Carrefour SA, Series E, MTN	4.000	04/09/20	521,881
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	149,049
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	209,592
EUR	200,000	Cie de St-Gobain, Series E, MTN	4.750	04/11/17	298,209
EUR	150,000	Cie Financiere et Industrielle des Autoroutes	5.000	05/24/21	239,351
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	531,179
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	231,237
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	141,705
EUR	300,000	Credit Agricole SA/London, Series E, MTN	3.875	02/13/19	442,119
EUR	200,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	329,380
EUR	100,000	Credit Mutuel Arkea Sac, Series E, MTN	5.000	06/28/17	151,863
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	135,985
EUR	500,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	861,861
EUR	300,000	Electricite de France SA, Series E, MTN	2.750	03/10/23	412,251
EUR	400,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	639,503
EUR	400,000	Electricite de France SA, Series E, MTN	4.125	03/25/27	610,074
GBP	550,000	Electricite de France SA, Series E, MTN	6.250	05/30/28	1,100,826
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	985,196
GBP	500,000	Electricite de France SA, Series E, MTN	5.500	03/27/37	904,428
GBP	200,000	Electricite de France SA, Series E, MTN	5.500	10/17/41	363,174
EUR	1,000,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,493,957
GBP	350,000	France Telecom SA, Series E, MTN	8.125	11/20/28	808,126
GBP	200,000	GDF Suez, Series E, MTN	6.125	02/11/21	393,125
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	344,054
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,487,618
GBP	150,000	GDF Suez, Series E, MTN	7.000	10/30/28	333,071
EUR	100,000	Gie GDF Suez Alliance, Series E, MTN	5.750	06/24/23	173,632
EUR	200,000	Pernod-Ricard SA	5.000	03/15/17	299,338
EUR	100,000	Societe DES Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	148,735
EUR	50,000	Societe Generale SA, Series E, MTN	3.750	08/21/14	68,651
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	286,249
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	212,989
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	509,138
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	470,407
EUR	100,000	Veolia Environnement SA, Series E, MTN	4.375	01/16/17	147,617
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	677,811
See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
EUR	300,000	Vinci SA, Series E, MTN	4.125%	02/20/17	$440,429
EUR	100,000	Vivendi SA, Series E, MTN	3.500	07/13/15	139,435
EUR	300,000	Vivendi SA, Series E, MTN	4.750	07/13/21	462,186
					22,336,989
		Germany—2.0%
EUR	100,000	Bertelsmann AG	4.750	09/26/16	148,193
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	217,033
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	374,522
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	293,862
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	232,253
EUR	350,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	528,587
NOK	2,000,000	Linde AG, Series E, MTN	2.750	09/28/17	356,433
EUR	100,000	Merck Financial Services GMBH, Series E, MTN	4.500	03/24/20	156,299
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	147,759
EUR	300,000	Volkswagen Leasing GMBH, Series E, MTN	2.375	09/06/22	405,102
					2,860,043
		Italy—7.7%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	439,414
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	137,978
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	984,418
EUR	200,000	Atlantia SpA, Series E, MTN	4.500	02/08/19	294,635
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,159,336
EUR	400,000	ENI SpA	4.125	09/16/19	600,294
EUR	350,000	ENI SpA, Series E, MTN	3.500	01/29/18	509,004
EUR	400,000	ENI SpA, Series E, MTN	4.250	02/03/20	606,507
EUR	150,000	ENI SpA, Series E, MTN	4.000	06/29/20	224,457
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	135,620
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	550,671
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	09/19/16	413,348
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	5.000	02/28/17	428,872
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	136,730
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	276,598
EUR	200,000	Snam SpA, Series E, MTN	5.000	01/18/19	301,465
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	430,629
EUR	250,000	Telecom Italia SpA, Series E, MTN	7.000	01/20/17	382,722
EUR	300,000	Telecom Italia SpA, Series E, MTN	4.500	09/20/17	425,280
GBP	400,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	722,591
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	571,671
EUR	250,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.125	02/17/17	360,592
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	154,600
EUR	300,000	UniCredit SpA, Series E, MTN	4.875	03/07/17	427,041
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	135,908
EUR	300,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	428,151
					11,238,532
		Japan—1.6%
JPY	10,000,000	Development Bank of Japan	1.600	06/20/14	104,370
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	535,152
JPY	30,000,000	Development Bank of Japan	2.300	03/19/26	361,614
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	226,663
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	1,032,036
					2,259,835

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Jersey Islands—1.7%
GBP	1,000,000	BAA Funding Ltd., Series E, MTN	6.750%	12/03/26	$2,128,369
GBP	200,000	Heathrow Funding Ltd., Series E, MTN	7.125	02/14/24	396,705
					2,525,074
		Luxembourg—0.5%
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	592,660
EUR	100,000	Glencore Finance Europe SA, Series E, MTN(b)	4.625	04/03/18	146,613
					739,273
		Netherlands—17.0%
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	1,020,920
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	7.125	07/06/22	318,384
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	393,652
EUR	300,000	Allianz Finance II BV, Series E, MTN	3.500	02/14/22	444,208
EUR	200,000	BMW Finance NV, Series E, MTN	3.875	01/18/17	292,207
EUR	150,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	220,970
EUR	250,000	BMW Finance NV, Series E, MTN	3.250	01/14/19	364,628
GBP	200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands	4.000	09/19/22	341,197
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	718,230
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	460,452
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.500	10/17/18	219,234
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	01/12/21	457,156
EUR	400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	09/14/22	568,758
GBP	250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	5.250	09/14/27	431,717
EUR	700,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	1,061,275
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	3.750	11/09/20	852,425
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.000	01/11/22	986,247
EUR	300,000	Deutsche Bahn Finance BV, Series E, MTN	4.875	03/12/19	479,172
GBP	200,000	Deutsche Telekom International Finance BV, Series E, MTN	6.500	04/08/22	407,692
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	776,042
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,843,015
GBP	150,000	E.ON International Finance BV, Series E, MTN	5.875	10/30/37	303,116
EUR	100,000	Enel Finance International NV, Series E, MTN	4.125	07/12/17	142,937
EUR	250,000	Enel Finance International NV, Series E, MTN	5.000	09/14/22	370,962
EUR	750,000	Enel Finance International NV, Series G, MTN(c)	5.750	10/24/18	1,159,432
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	139,265
EUR	300,000	HIT Finance BV	5.750	03/09/18	454,075
EUR	100,000	ING Bank NV	3.375	03/03/15	138,027
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	427,672
GBP	350,000	ING Bank NV, Series E, MTN	5.375	04/15/21	651,767
EUR	250,000	ING Groep NV, Series E, MTN	4.750	05/31/17	372,085
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	3.875	03/31/15	278,433
EUR	400,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500	03/27/17	590,302

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000%	06/22/15	$140,210
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	215,552
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	464,192
NOK	9,000,000	Nederlandse Waterschapsbank NV, Series E, MTN	3.375	04/03/17	1,636,541
EUR	350,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	591,505
GBP	450,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	858,696
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	406,926
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	384,632
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	137,691
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	403,409
EUR	300,000	Siemens Financieringsmaatschappij NV, Series E, MTN	2.875	03/10/28	410,645
GBP	400,000	Siemens Financieringsmaatschappij NV, Series E, MTN	3.750	09/10/42	617,491
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	154,075
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	204,585
EUR	250,000	Volkswagen International Finance NV, Series E, MTN	3.250	01/21/19	362,207
					24,674,011
		Norway—1.2%
EUR	275,000	DNB Bank ASA, Series E, MTN	3.875	06/29/20	415,865
EUR	500,000	DNB Bank ASA, Series E, MTN	4.250	01/18/22	774,343
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	430,931
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	76,303
					1,697,442
		Spain—5.6%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	142,697
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	146,259
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	134,752
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	205,028
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	4.375	09/21/15	276,719
EUR	300,000	CaixaBank, Series D, MTN	4.125	11/20/14	409,956
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	138,637
EUR	150,000	Gas Natural Capital Markets SA, Series E, MTN	4.375	11/02/16	216,606
EUR	300,000	Iberdrola Finanzas SAU, Series E, MTN	4.750	01/25/16	431,247
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	288,382
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	777,508
EUR	200,000	Mapfre SA	5.125	11/16/15	279,511
EUR	200,000	Santander International Debt SA Unipersonal	4.250	04/07/14	271,068
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	3.500	08/12/14	135,084
EUR	300,000	Santander International Debt SA Unipersonal, Series E, MTN	4.500	05/18/15	415,559
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	140,041
EUR	200,000	Santander International Debt Sau, Series E, MTN	4.625	03/21/16	278,609
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.000	03/27/17	691,844
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	290,995
EUR	300,000	Telefonica Emisiones SAU, Series E, MTN	4.797	02/21/18	441,760
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	146,820
GBP	300,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	507,638
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,410,115
					8,176,835

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
		Sweden—2.9%
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500%	03/26/20	$148,480
EUR	200,000	Nordea Bank AB, Series E, MTN	4.000	06/29/20	305,304
EUR	200,000	Nordea Bank AB, Series E, MTN	3.250	07/05/22	291,031
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	416,264
EUR	400,000	Svenska Handelsbanken AB, Series E, MTN	4.375	10/20/21	630,992
EUR	150,000	Swedbank AB, Series G, MTN	2.375	04/04/16	206,687
SEK	5,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	806,169
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	525,459
GBP	200,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	461,052
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	158,559
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	225,438
					4,175,435
		Switzerland—2.7%
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	762,940
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	471,960
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	749,924
CHF	700,000	Swisscom AG	3.250	09/14/18	861,942
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	523,937
GBP	250,000	UBS AG/London, Series E, MTN	6.375	07/20/16	452,124
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	161,754
					3,984,581
		United Kingdom—19.6%
GBP	150,000	Abbey National Treasury Services PLC/London, Series E, MTN	5.500	06/18/14	244,645
EUR	400,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	559,511
GBP	200,000	ABP Finance PLC, Series E, MTN	6.250	12/14/26	373,515
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	813,854
EUR	300,000	Barclays Bank PLC, MTN	6.625	03/30/22	483,786
EUR	150,000	Barclays Bank PLC, Series E, MTN	4.125	03/15/16	216,105
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	2,028,016
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	956,372
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	436,226
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	309,850
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.125	12/01/25	378,111
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	359,987
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	221,694
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	384,212
GBP	400,000	British Telecommunications PLC, Series E, MTN	6.375	06/23/37	816,777
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,519,377
GBP	200,000	Centrica PLC, Series E, MTN	4.375	03/13/29	347,519
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	450,333
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	984,596
GBP	600,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	1,334,031
GBP	250,000	GlaxoSmithKline Capital PLC, Series E, MTN	4.250	12/18/45	411,263
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	219,746
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	290,956
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	674,816
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	504,441
EUR	250,000	HSBC Holdings PLC, Series E, MTN	6.000	06/10/19	405,950
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,330,364
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	640,232

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2013
(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (Continued)
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750%	06/24/19	$615,635
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	453,753
GBP	250,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	474,445
EUR	200,000	Lloyds TSB Bank PLC, Series E, MTN	4.625	02/02/17	297,510
EUR	250,000	Lloyds TSB Bank PLC, Series E, MTN	5.375	09/03/19	405,599
GBP	924,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	1,780,092
GBP	250,000	National Grid Electricity Transmission PLC, Series E, MTN	4.000	06/08/27	412,821
EUR	200,000	Nationwide Building Society, Series E, MTN	3.750	01/20/15	276,863
GBP	250,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	465,400
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	220,024
GBP	250,000	Rio Tinto Finance PLC, Series E, MTN	4.000	12/11/29	416,719
GBP	1,000,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,809,789
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	7.500	04/29/24	422,849
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	243,298
GBP	200,000	Standard Chartered Bank, Series E, MTN	7.750	04/03/18	389,302
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	217,869
EUR	300,000	Standard Chartered PLC, Series E, MTN	3.625	12/15/15	425,384
GBP	425,000	Tesco PLC, Series E, MTN	6.125	02/24/22	828,078
GBP	200,000	Transport For London, Series E, MTN	3.875	07/23/42	325,866
GBP	200,000	Virgin Media Secured Finance PLC	5.500	01/15/21	326,066
					28,503,647
		Total Investments (Cost $134,613,163)—98.4%			142,740,352
		Other assets less liabilities—1.6%			2,353,454
		Net Assets—100.0%			$145,093,806

Investment Abbreviations:
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DIP—Debt Issuance Program
DPNT—Deposit Notes
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MTN—Medium-Term Notes
NOK—Norwegian Krone
SEK—Swedish Krona

Notes to Schedule of Investments:

(a)  Foreign denominated security. Principal amount denominated in currency indicated.

(b)  Denotes step-up bond. The rate indicated is the current coupon as of April 30, 2013.

(c)  Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $1,159,432, which represents 0.80% of the Fund's Net Assets.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Preferred Portfolio (PGX)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	51.3
Insurance	17.9
Diversified Financial Services	11.0
REITs	8.3
Electric	5.8
Telecommunications	2.3
Investment Companies	1.0
Money Market Fund	0.6
Hand/Machine Tools	0.6
Office/Business Equipment	0.4
Savings & Loans	0.4
Pipelines	0.3
Media	0.2
Real Estate	0.1
Chemicals	0.1
Liabilities in excess of other assets	(0.3)

Schedule of Investments

PowerShares Preferred Portfolio (PGX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.7%
	Banks—51.3%
445,406	Ally Financial, Inc., 7.25%	$11,335,583
463,150	Ally Financial, Inc., 7.30%	11,926,112
305,047	Ally Financial, Inc., 7.35%	7,766,497
331,687	Ally Financial, Inc., 7.38%	8,451,385
537,972	BAC Capital Trust VIII, 6.00%	13,696,767
242,930	Bank of America Corp., 6.20%, Series D	6,153,417
952,270	Bank of America Corp., 6.38%, Series 3	24,311,453
711,087	Bank of America Corp., 6.63%, Series I	19,839,327
666,074	Bank of America Corp., 7.25%, Series J	17,058,155
321,354	Bank of America Corp., 8.20%, Series H	8,030,636
2,596,897	Bank of America Corp., 8.63%, Series 8	66,220,873
479,736	Bank of New York Mellon Corp. (The), 5.20%	12,290,836
3,757,658	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	96,684,540
1,387,935	BB&T Corp., 5.63%, Series E	35,739,326
215,090	BB&T Corp., 5.85%	5,691,281
615,768	Capital One Financial Corp., 6.00%, Series B	16,083,860
118,313	City National Corp., 5.50%, Series C	2,957,825
1,498,523	Countrywide Capital V, 7.00%	37,882,661
87,390	Cullen/Frost Bankers, Inc., 5.38%	2,219,706
1,478,442	Deutsche Bank Capital Funding Trust IX, 6.63%	37,848,115
Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
396,501	Deutsche Bank Contingent Capital Trust III, 7.60%	$11,220,978
2,243,529	Deutsche Bank Contingent Capital Trust V, 8.05%	65,668,094
63,073	First Horizon National Corp., 6.20%	1,581,871
140,774	First Republic Bank, 5.50%(a)	3,499,642
127,390	First Republic Bank, 6.20%, Series B	3,408,956
209,526	First Republic Bank, 6.70%, Series A	5,682,345
53,729	FirstMerit Corp., 5.88%, Series A	1,365,254
1,821,749	GMAC Capital Trust I, 8.13%, Series 2	49,897,705
585,511	Goldman Sachs Group, Inc. (The), 5.50%, Series J(a)	15,053,488
608,252	Goldman Sachs Group, Inc. (The), 5.95%	15,619,911
795,854	Goldman Sachs Group, Inc. (The), 6.13%	21,320,929
470,523	Goldman Sachs Group, Inc. (The), 6.20%, Series B	12,040,684
388,213	Goldman Sachs Group, Inc. (The), 6.50%	10,788,439
2,724,314	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	78,541,973
2,539,621	HSBC Holdings PLC, 8.13% (United Kingdom)	65,496,826
1,132,828	JPMorgan Chase & Co., 5.45%, Series P	28,603,907
712,041	JPMorgan Chase & Co., 5.50%, Series O	18,092,962
2,891,950	JPMorgan Chase & Co., 8.63%, Series J	73,773,644
1,219,397	JPMorgan Chase Capital XXIX, 6.70%	32,496,930

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Preferred Portfolio (PGX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
614,813	Lloyds Banking Group PLC, 7.75% (United Kingdom)	$17,140,986
1,242,653	PNC Financial Services Group, Inc. (The), 6.13%, Series P	35,664,141
354,101	Regions Financial Corp., 6.38%, Series A	9,086,232
896,880	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	20,691,022
474,825	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	10,968,458
473,883	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	11,330,543
707,065	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	17,209,962
1,058,890	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	26,652,261
699,943	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	19,311,427
350,075	State Street Corp., 5.25%, Series C	8,919,911
299,286	SunTrust Banks, Inc., 5.88%, Series E	7,640,772
76,179	TCF Financial Corp., 6.45%, Series B	1,966,180
98,340	TCF Financial Corp., 7.50%	2,704,350
180,183	Texas Capital Bancshares, Inc., 6.50%, Series A(a)	4,529,801
1,456,152	U.S. Bancorp, 6.00%, Series G	40,859,625
359,933	U.S. Bancorp, 6.50%, Series F	10,783,593
80,142	Webster Financial Corp., 6.40%, Series E	2,067,664
370,796	Wells Fargo & Co., 5.13%, Series O	9,399,679
366,964	Wells Fargo & Co., 5.20%	9,405,287
2,666,037	Wells Fargo & Co., 8.00%, Series J	81,980,638
108,322	Zions Bancorp, 7.90%, Series F	3,119,674
649,882	Zions Bancorp, 9.50%, Series C	16,844,941
175,000	Zions Bancorp, 5.75%, Series H(a)	4,375,000
		1,328,995,040
	Chemicals—0.1%
33,158	E.I. du Pont de Nemours & Co., 4.50%, Series B	3,489,880
	Diversified Financial Services—11.0%
229,841	Affiliated Managers Group, Inc., 6.38%	6,221,796
135,740	Ameriprise Financial, Inc., 7.75%	3,764,070
68,587	BGC Partners, Inc., 8.13%	1,863,509
318,703	Charles Schwab Corp. (The), 6.00%, Series B	8,595,420
514,283	Citigroup Capital IX, 6.00%	13,119,359
657,682	Citigroup Capital XI, 6.00%	16,659,085
3,515,479	Citigroup Capital XIII, 7.88%	99,277,127
128,733	Citigroup Capital XVII, 6.35%, Series E	3,267,244
406,931	Discover Financial Services, 6.50%, Series B	10,799,949
1,108,168	General Electric Capital Corp., 4.88%	28,394,534
2,958,666	Morgan Stanley Capital Trust VII, 6.60%	75,002,183
Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
248,364	Raymond James Financial, Inc., 6.90%	$6,914,454
343,200	SLM Corp., 6.00%	8,507,928
131,109	Stifel Financial Corp., 6.70%	3,554,365
		285,941,023
	Electric—5.8%
85,596	Alabama Power Co., 6.45%	2,473,724
168,774	BGE Capital Trust II, 6.20%	4,337,492
297,252	Constellation Energy Group, Inc., 8.63%, Series A	7,565,063
491,358	Dominion Resources, Inc., 8.38%, Series A	13,340,370
285,630	DTE Energy Co., 6.50%	7,943,370
364,101	Duke Energy Corp., 5.13%	9,288,217
132,230	Entergy Arkansas, Inc., 4.90%	3,382,443
213,308	Entergy Arkansas, Inc., 5.75%	5,665,461
155,946	Entergy Louisiana LLC, 5.25%	4,068,631
326,298	Entergy Texas, Inc., 7.88%	8,842,676
125,000	Interstate Power & Light Co., 5.10%, Series D(a)	3,191,250
485,712	NextEra Energy Capital Holdings, Inc., 5.00%	12,040,800
363,819	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	9,204,621
210,242	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	5,504,136
503,242	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	13,376,172
84,845	Pacific Gas & Electric Co., 6.00%, Series A	2,596,257
354,480	PPL Capital Funding, Inc., 5.90%, Series B(a)	9,301,555
122,664	SCANA Corp., 7.70%	3,343,821
689,637	SCE Trust I, 5.63%	18,447,790
274,317	Xcel Energy, Inc., 7.60%	6,940,220
		150,854,069
	Hand/Machine Tools—0.6%
532,167	Stanley Black & Decker, Inc., 5.75%	14,139,677
	Insurance—17.9%
2,038,436	Aegon NV, 6.38% (Netherlands)	54,365,088
393,625	Aegon NV, 8.00% (Netherlands)	11,237,994
354,246	Aflac, Inc., 5.50%	9,458,368
1,333,080	Allianz SE, 8.38% (Germany)	33,785,313
349,513	Allstate Corp. (The), 5.10%	9,297,046
312,121	American Financial Group, Inc., 6.38%	8,417,903
221,253	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	6,106,583
92,961	Argo Group US, Inc., 6.50%	2,372,365
150,000	Aspen Insurance Holdings Ltd., 5.95%(a)	3,862,500
203,840	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	5,560,755

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Preferred Portfolio (PGX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
285,066	Assured Guaranty Municipal Holdings, Inc., 6.25%	$7,240,676
273,130	Aviva PLC, 8.25% (United Kingdom)	7,860,681
330,382	Axis Capital Holdings Ltd., 6.88%, Series C (Bermuda)	9,164,797
170,033	Berkley W.R. Capital Trust II, 6.75%(a)	4,267,828
117,809	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	3,246,816
183,262	Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)	5,103,847
217,663	Everest Re Capital Trust II, 6.20%, Series B	5,489,461
119,027	Hanover Insurance Group, Inc. (The), 6.35%(a)	3,017,334
398,273	Hartford Financial Services Group, Inc., 7.88%	12,334,515
1,588,908	ING Groep NV, 7.38% (Netherlands)	40,676,045
2,967,447	ING Groep NV, 8.50% (Netherlands)	78,043,856
179,760	Maiden Holdings Ltd., 8.25%, Series A (Bermuda)	4,781,616
1,131,231	MetLife, Inc., 6.50%, Series B	29,151,823
82,906	Montpelier Re Holdings, 8.88% (Bermuda)	2,311,419
272,118	PartnerRe Ltd., 5.88%, Series F (Bermuda)(a)	6,998,875
265,195	PartnerRe Ltd., 7.25%, Series E (Bermuda)	7,571,317
389,160	Principal Financial Group, Inc., 6.52%, Series B	10,589,044
402,566	Protective Life Corp., 6.25%	10,579,435
498,119	Prudential Financial, Inc., 5.70%	12,682,110
366,299	Prudential Financial, Inc., 5.75%	9,446,851
581,608	Prudential Financial, Inc., 9.00%	14,854,268
382,688	Prudential PLC, 6.50% (United Kingdom)	9,949,888
283,088	Reinsurance Group of America, Inc., 6.20%	7,827,383
210,448	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	5,397,991
115,000	Selective Insurance Group, Inc., 5.88%(a)	2,930,200
71,953	Torchmark Corp., 5.88%	1,928,340
245,000	WR Berkley Corp., 5.63%(a)	6,140,313
		464,050,644
	Investment Companies—1.0%
414,971	Ares Capital Corp., 7.00%	11,034,079
266,525	KKR Financial Holdings LLC, 7.38%, Series A	7,062,912
241,074	KKR Financial Holdings LLC, 8.38%	7,039,361
10,954	Solar Capital Ltd., 6.75%	275,933
		25,412,285
Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
	Media—0.2%
203,580	Comcast Corp., 5.00%	$5,236,078
	Office/Business Equipment—0.4%
65,416	Pitney Bowes, Inc., 5.25%	1,673,996
310,787	Pitney Bowes, Inc., 6.70%	7,928,176
		9,602,172
	Pipelines—0.3%
278,317	NuStar Logistics LP, 7.63%	7,653,718
	Real Estate—0.1%
140,741	Forest City Enterprises, Inc., 7.38%	3,557,932
	REITs—8.3%
80,108	Alexandria Real Estate Equities, Inc., 6.45%, Series E	2,129,271
146,007	Boston Properties, Inc., 5.25%	3,717,338
296,595	CommonWealth REIT, 5.75%	7,394,113
286,093	DDR Corp., 6.50%, Series J	7,372,617
215,864	Digital Realty Trust, Inc., 5.88%, Series G	5,392,283
309,081	Digital Realty Trust, Inc., 6.63%, Series F	8,138,103
87,624	EPR Properties, 6.63%, Series F	2,224,773
191,386	Glimcher Realty Trust, 6.88%(a)	4,861,204
181,427	Health Care REIT, Inc., 6.50%, Series J	4,971,100
103,323	Hospitality Properties Trust, 7.00%, Series C	2,607,872
205,273	Hospitality Properties Trust, 7.13%, Series D	5,521,844
65,836	Kilroy Realty Corp., 6.38%, Series H	1,693,302
59,061	Kilroy Realty Corp., 6.88%, Series G	1,596,419
691,510	Kimco Realty Corp., 6.00%, Series I	18,518,638
189,252	National Retail Properties, Inc., 6.63%, Series D	5,140,084
294,874	PS Business Parks, Inc., 6.00%, Series T	7,710,955
205,288	PS Business Parks, Inc., 6.45%, Series S	5,487,348
353,251	Public Storage, 6.35%, Series R	9,611,960
1,836,481	Public Storage, 6.50%, Series Q	50,576,687
142,394	Realty Income Corp., 6.63%, Series F	3,881,660
243,543	Realty Income Corp., 6.75%, Series E	6,271,232
171,729	Regency Centers Corp., 6.63%, Series 6	4,612,641
236,364	Senior Housing Properties Trust, 5.63%	6,027,282
296,903	SL Green Realty Corp., 6.50%, Series I	7,683,850
142,342	Ventas Realty LP / Ventas Capital Corp., 5.45%	3,638,261
520,812	Vornado Realty LP, 7.88%	14,228,584
168,802	Vornado Realty Trust, 5.70%, Series K	4,366,908
401,179	Vornado Realty Trust, 6.63%, Series I	10,177,911
		215,554,240

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Preferred Portfolio (PGX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (Continued)
	Savings & Loans—0.4%
80,000	Astoria Financial Corp., 6.50%, Series C(a)	$2,028,000
243,825	First Niagara Financial Group, Inc., 8.63%, Series B	7,251,355
		9,279,355
	Telecommunications—2.3%
567,119	Qwest Corp., 7.00%	15,401,961
450,193	Qwest Corp., 7.38%	12,254,253
427,075	Qwest Corp., 7.50%	11,693,314
152,914	Telephone & Data Systems, Inc., 5.88%	3,922,244
434,122	Telephone & Data Systems, Inc., 6.63%	11,000,652
230,202	United States Cellular Corp., 6.95%	6,130,279
		60,402,703
	Total Preferred Stocks and Other Equity Interests (Cost $2,411,856,386)	2,584,168,816
	Money Market Fund—0.6%
15,686,971	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $15,686,971)	15,686,971
	Total Investments (Cost $2,427,543,357)—100.3%	2,599,855,787
	Liabilities in excess of other assets—(0.3)%	(8,079,953)
	Net Assets—100.0%	$2,591,775,834

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.0%

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

State Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Alabama	0.2
California	8.1
Colorado	8.0
Florida	7.8
Illinois	12.4
Kentucky	2.2
Maryland	0.2
Michigan	5.5
Mississippi	0.8
North Carolina	4.3
New York	17.6
Oklahoma	2.2
Pennsylvania	17.2
Rhode Island	1.2
Tennessee	6.1
Texas	3.6
Virginia	0.3
Other assets less liabilities	2.3

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b)—97.7%
	Ad Valorem Property Tax—9.9%
$300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.170%	02/15/16	$300,000
9,000,000	City of New York NY Sub-Ser. 02C-2	0.200	08/01/20	9,000,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
8,300,000	Rockwall Independent School District Ser. 06 PSF-GTD	0.230	08/01/37	8,300,000
400,000	Shelby County Tennessee Ser. 06C	0.200	12/01/31	400,000
				23,000,000
	College Revenue—1.3%
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.170	04/01/35	2,900,000
	Electric Power Revenue—12.0%
7,270,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.180	10/01/34	7,270,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.400	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.400	12/01/29	9,000,000
9,400,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.230	06/01/26	9,400,000
				27,670,000
	Highway Tolls Revenue—9.6%
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.550	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.550	01/01/17	1,400,000
10,000,000	Pennsylvania State Turnpike Commission Rev. (Multi-Modal Ref.) Ser. 10A-2	0.180	12/01/35	10,000,000

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (Continued)
$9,055,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.240%	01/01/19	$9,055,000
				22,255,000
	Hospital Revenue—29.1%
9,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A(a)	0.210	08/01/24	9,000,000
10,000,000	Charlotte-Mecklenburg Hospital Auth. (Health Care System) Rev. Ser. 07D AGM(a)	0.350	01/15/43	10,000,000
9,615,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B(a)	0.180	12/01/38	9,615,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E(a)	0.290	01/01/48	15,585,000
5,170,000	Oklahoma State Development Finance Auth. Health System Rev. Ref. (Integris Baptist) Ser. 08A-1 AGC(a)	0.300	08/15/35	5,170,000
5,025,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.200	11/01/26	5,025,000
12,800,000	Saint Joseph Michigan Hospital Finance Auth. (Lakeland Hospital Remarketed) Ser. 06 AGM	0.220	01/01/35	12,800,000
				67,195,000
	Industrial Revenue—4.1%
700,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.280	08/01/32	700,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.600	12/01/37	1,800,000
7,100,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.180	02/01/22	7,100,000
				9,600,000
	Lease Revenue—1.3%
3,000,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.200	04/01/30	3,000,000
	Local Housing Revenue—2.0%
360,000	Alabama Housing Financing Auth. Ref. Ser. 89	0.880	04/01/14	360,000
4,200,000	New York State Housing Finance Agency (505 West 37th Street) Ser. 09A	0.230	05/01/42	4,200,000
				4,560,000
	Miscellaneous Revenue—10.7%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.220	08/01/16	400,000
3,285,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.240	06/01/29	3,285,000
10,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.400	12/01/20	10,000,000
10,000,000	Illinois State Ser. 03B	2.000	10/01/33	10,000,000
1,100,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.240	03/01/25	1,100,000
				24,785,000
	Multiple Utility Revenue—3.8%
8,860,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.330	11/01/36	8,860,000

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (Continued)
	Sales Tax Revenue—4.6%
$10,685,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.320%	07/01/27	$10,685,000
	Water Revenue—9.3%
4,700,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.170	07/01/37	4,700,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.470	07/01/35	2,000,000
14,790,000	Pittsburgh Pennsylvania Water & Sewer Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.320	09/01/33	14,790,000
				21,490,000
	Total Investments (Cost $226,000,000)(c)— 97.7%			226,000,000
	Other assets less liabilities—2.3%			5,210,773
	Net Assets—100.0%			$231,210,773

Investment Abbreviations:
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
Auth.—Authority
PSF-GTD—Permanent School Fund Guaranteed
Ref.—Refunding Bonds
Rev.—Revenue
Ser.—Series

Notes to Schedule of Investments:

(a)  Variable rate coupon. Stated interest rate was in effect at April 30, 2013.

(b)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c)  This table, as of April 30, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.4%
Assured Guaranty Corp.	7.0

See Notes to Financial Statements.

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Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
ASSETS:
Unaffiliated investments, at value	$163,557,338	$1,077,286,123	$485,587,995	$70,104,182	$2,585,425,659	$798,560,107	$30,899,518
Affiliated investments, at value	—	—	4,857,664	—	—	—	—
Total investments, at value	163,557,338	1,077,286,123	490,445,659	70,104,182	2,585,425,659	798,560,107	30,899,518
Cash	—	—	—	—	—	—	—
Cash segregated as collateral	—	—	—	—	2,386,728	—	—
Foreign currencies, at value	—	—	—	107,597	—	—	—
Receivables:
Dividends and interest	1,401,425	15,308,887	583,461	630,184	31,728,458	12,778,499	349,422
Investments sold	—	—	—	—	—	127,829	355,377
Foreign tax reclaims	—	—	—	—	—	—	—
Shares sold	—	4,641,093	5,261,832	—	2,026,725	—	—
Total Assets	164,958,763	1,097,236,103	496,290,952	70,841,963	2,621,567,570	811,466,435	31,604,317
LIABILITIES:
Payables:
Due to custodian	298,150	1,691,002	342,685	162,849	9,619,884	3,048,760	50,976
Investments purchased	—	—	5,292,272	—	2,364,766	4,757,970	497,491
Collateral upon receipt of securities in-kind	—	—	—	—	2,386,728	—	—
Shares repurchased	—	—	—	—	—	—	—
Accrued unitary management fees	33,627	246,788	194,651	25,298	1,054,438	326,359	5,595
Accrued expenses	—	335	—	—	—	—	—
Total Liabilities	331,777	1,938,125	5,829,608	188,147	15,425,816	8,133,089	554,062
NET ASSETS	$164,626,986	$1,095,297,978	$490,461,344	$70,653,816	$2,606,141,754	$803,333,346	$31,050,255
NET ASSETS CONSIST OF:
Shares of beneficial interest	$149,120,982	$948,641,349	$465,771,726	$69,085,417	$2,375,847,166	$758,565,748	$30,200,980
Undistributed net investment income (loss)	(131,913)	(341,359)	(2,836,626)	(7,379)	(917,299)	(310,349)	(28,895)
Undistributed net realized gain (loss)	1,706,868	(1,925,518)	(6,627,098)	50,424	90,274,502	3,917,012	76,332
Net unrealized appreciation	13,931,049	148,923,506	34,153,342	1,525,354	140,937,385	41,160,935	801,838
Net Assets	$164,626,986	$1,095,297,978	$490,461,344	$70,653,816	$2,606,141,754	$803,333,346	$31,050,255
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,000,000	35,400,000	18,600,000	2,800,001	84,300,000	40,900,000	1,200,001
Net asset value	$32.93	$30.94	$26.37	$25.23	$30.92	$19.64	$25.88
Market price	$32.95	$30.91	$26.39	$25.35	$31.00	$19.62	$25.88
Unaffiliated investments, at cost	$149,626,289	$928,362,617	$451,263,735	$68,582,938	$2,444,488,274	$757,399,172	$30,097,680
Affiliated investments, at cost	$—	$—	$5,028,582	$—	$—	$—	$—
Total investments, at cost	$149,626,289	$928,362,617	$456,292,317	$68,582,938	$2,444,488,274	$757,399,172	$30,097,680
Foreign currencies, at cost	$—	$—	$—	$107,554	$—	$—	$—
See Notes to Financial Statements.

	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
ASSETS:
Unaffiliated investments, at value	$73,049,105	$986,244,790	$66,250,813	$142,740,352	$2,599,855,787	$226,000,000
Affiliated investments, at value	—	—	—	—	—	—
Total investments, at value	73,049,105	986,244,790	66,250,813	142,740,352	2,599,855,787	226,000,000
Cash	2,267,895	32,981,560	1,773,120	—	—	7,688,555
Cash segregated as collateral	—	—	—	—	—	—
Foreign currencies, at value	—	—	—	1,129,024	—	—
Receivables:
Dividends and interest	923,705	13,536,774	1,015,743	2,618,008	7,399,857	71,677
Investments sold	—	—	—	898,821	18,691,231	—
Foreign tax reclaims	—	—	—	71,145	—	—
Shares sold	—	—	—	—	12,712,828	—
Total Assets	76,240,705	1,032,763,124	69,039,676	147,457,350	2,638,659,703	233,760,232
LIABILITIES:
Payables:
Due to custodian	—	—	—	823,466	13,055,518	—
Investments purchased	—	—	—	1,481,851	32,793,129	—
Collateral upon receipt of securities in-kind	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	2,499,576
Accrued unitary management fees	17,454	236,753	16,013	58,227	1,035,222	49,271
Accrued expenses	612	612	612	—	—	612
Total Liabilities	18,066	237,365	16,625	2,363,544	46,883,869	2,549,459
NET ASSETS	$76,222,639	$1,032,525,759	$69,023,051	$145,093,806	$2,591,775,834	$231,210,773
NET ASSETS CONSIST OF:
Shares of beneficial interest	$72,753,076	$968,255,012	$65,401,838	$136,981,157	$2,458,270,443	$231,214,653
Undistributed net investment income (loss)	(25,352)	(482,410)	(17,923)	(59,604)	(335,610)	(3,880)
Undistributed net realized gain (loss)	(438,783)	(4,092,480)	(493,616)	18,288	(38,471,429)	—
Net unrealized appreciation	3,933,698	68,845,637	4,132,752	8,153,965	172,312,430	—
Net Assets	$76,222,639	$1,032,525,759	$69,023,051	$145,093,806	$2,591,775,834	$231,210,773
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,000,000	40,100,000	2,800,000	4,900,000	173,250,000	9,250,000
Net asset value	$25.41	$25.75	$24.65	$29.61	$14.96	$25.00
Market price	$25.39	$25.72	$24.59	$29.66	$14.98	$24.99
Unaffiliated investments, at cost	$69,115,407	$917,399,153	$62,118,061	$134,613,163	$2,427,543,357	$226,000,000
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—
Total investments, at cost	$69,115,407	$917,399,153	$62,118,061	$134,613,163	$2,427,543,357	$226,000,000
Foreign currencies, at cost	$—	$—	$—	$1,111,121	$—	$—

Statements of Operations

Six Months Ended April 30, 2013
(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
INVESTMENT INCOME:
Unaffiliated interest income	$2,045,990	$27,215,266	$—	$836,296	$67,287,379	$21,317,417	$373,461
Unaffiliated dividend income	166	11,223	14,447,979	432	5,051	1,415	54
Affiliated dividend income	—	—	66,141	—	—	—	—
Foreign withholding tax	—	—	—	(216)	—	—	—
Total Income	2,046,156	27,226,489	14,514,120	836,512	67,292,430	21,318,832	373,515
EXPENSES:
Unitary management fees	205,185	1,529,281	1,036,626	103,367	6,837,122	2,033,718	35,667
Net Investment Income	1,840,971	25,697,208	13,477,494	733,145	60,455,308	19,285,114	337,848
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(32,305)	(1,639,521)	(629,563)	66,792	(8,037,035)	(979,139)	42,297
In-kind redemptions	1,774,258	—	656,026	—	102,616,163	8,082,507	33,521
Foreign currencies	—	—	—	(16,368)	—	—	—
Distributions of affiliated underlying fund shares	—	—	7,956	—	—	—	—
Net realized gain (loss)	1,741,953	(1,639,521)	34,419	50,424	94,579,128	7,103,368	75,818
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,938,705)	27,660,042	17,808,309	1,281,556	(103,104,679)	11,841,895	(2,919)
Foreign currencies	—	—	—	2,280	—	—	—
Net change in unrealized appreciation (depreciation)	(1,938,705)	27,660,042	17,808,309	1,283,836	(103,104,679)	11,841,895	(2,919)
Net realized and unrealized gain (loss) on investments	(196,752)	26,020,521	17,842,728	1,334,260	(8,525,551)	18,945,263	72,899
Net increase in net assets resulting from operations	$1,644,219	$51,717,729	$31,320,222	$2,067,405	$51,929,757	$38,230,377	$410,747

See Notes to Financial Statements.

	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
INVESTMENT INCOME:
Unaffiliated interest income	$1,422,746	$20,428,086	$1,410,845	$2,397,428	$—	$391,915
Unaffiliated dividend income	—	—	—	—	77,586,843	5
Affiliated dividend income	—	—	—	—	—	—
Foreign withholding tax	—	—	—	(8,177)	—	—
Total Income	1,422,746	20,428,086	1,410,845	2,389,251	77,586,843	391,920
EXPENSES:
Unitary management fees	102,308	1,407,857	98,629	339,680	5,656,294	335,166
Net Investment Income	1,320,438	19,020,229	1,312,216	2,049,571	71,930,549	56,754
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	—	(173,150)	(156,625)	55,831	2,590,107	—
In-kind redemptions	—	—	—	—	1,651,179	—
Foreign currencies	—	—	—	(32,125)	—	—
Distributions of affiliated underlying fund shares	—	—	—	—	—	—
Net realized gain (loss)	—	(173,150)	(156,625)	23,706	4,241,286	—
Change in net unrealized appreciation (depreciation) on:
Investment securities	157,202	(390,416)	(334,057)	3,239,486	19,961,544	—
Foreign currencies	—	—	—	(8,157)	—	—
Net change in unrealized appreciation (depreciation)	157,202	(390,416)	(334,057)	3,231,329	19,961,544	—
Net realized and unrealized gain (loss) on investments	157,202	(563,566)	(490,682)	3,255,035	24,202,830	—
Net increase in net assets resulting from operations	$1,477,640	$18,456,663	$821,534	$5,304,606	$96,133,379	$56,754

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)		PowerShares CEF Income Composite Portfolio (PCEF)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$1,840,971	$4,193,557	$25,697,208	$45,044,037	$13,477,494	$16,407,271
Net realized gain (loss)	1,741,953	17,405,463	(1,639,521)	(17,323)	34,419	843,285
Net change in unrealized appreciation (depreciation)	(1,938,705)	(6,645,289)	27,660,042	59,450,527	17,808,309	23,961,588
Net increase in net assets resulting from operations	1,644,219	14,953,731	51,717,729	104,477,241	31,320,222	41,212,144
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,967,682)	(4,205,312)	(26,038,567)	(45,855,668)	(16,314,120)	(22,259,029)
Capital gains	(5,202)	—	—	—	—	—
Tax-exempt income	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(1,288,225)
Total distributions to shareholders	(1,972,884)	(4,205,312)	(26,038,567)	(45,855,668)	(16,314,120)	(23,547,254)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,743,833	46,697,723	99,161,079	412,737,614	113,655,255	130,582,885
Value of shares repurchased	(16,245,776)	(151,634,359)	(99,870,656)	(65,626,467)	(7,466,500)	(23,389,222)
Transaction fees	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	(1,501,943)	(104,936,636)	(709,577)	347,111,147	106,188,755	107,193,663
Increase (Decrease) in Net Assets	(1,830,608)	(94,188,217)	24,969,585	405,732,720	121,194,857	124,858,553
NET ASSETS:
Beginning of period	166,457,594	260,645,811	1,070,328,393	664,595,673	369,266,487	244,407,934
End of period	$164,626,986	$166,457,594	$1,095,297,978	$1,070,328,393	$490,461,344	$369,266,487
Undistributed net investment income (loss) at end of period	$(131,913)	$—	$(341,359)	$—	$(2,836,626)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	450,000	1,450,000	3,250,000	14,050,000	4,400,000	5,200,000
Shares repurchased	(500,000)	(4,700,000)	(3,300,000)	(2,200,000)	(300,000)	(950,000)
Shares outstanding, beginning of period	5,050,000	8,300,000	35,450,000	23,600,000	14,500,000	10,250,000
Shares outstanding, end of period	5,000,000	5,050,000	35,400,000	35,450,000	18,600,000	14,500,000

See Notes to Financial Statements.

	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)		PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$733,145	$338,047	$60,455,308	$90,132,383	$19,285,114	$44,712,497
Net realized gain (loss)	50,424	(5,915)	94,579,128	25,766,741	7,103,368	18,379,759
Net change in unrealized appreciation (depreciation)	1,283,836	350,993	(103,104,679)	210,324,127	11,841,895	24,948,564
Net increase in net assets resulting from operations	2,067,405	683,125	51,929,757	326,223,251	38,230,377	88,040,820
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(740,524)	(340,075)	(61,372,607)	(91,276,408)	(19,595,463)	(44,786,680)
Capital gains	—	—	—	—	—	—
Tax-exempt income	—	—	—	—	—	—
Return of capital	—	(6,715)	—	—	—	—
Total distributions to shareholders	(740,524)	(346,790)	(61,372,607)	(91,276,408)	(19,595,463)	(44,786,680)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	51,974,433	13,157,741	608,320,963	1,643,961,886	117,548,606	602,154,942
Value of shares repurchased	—	—	(801,522,646)	(389,246,452)	(171,435,872)	(373,554,674)
Transaction fees	259,872	62,843	—	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	52,234,305	13,220,584	(193,201,683)	1,254,715,434	(53,887,266)	228,600,268
Increase (Decrease) in Net Assets	53,561,186	13,556,919	(202,644,533)	1,489,662,277	(35,252,352)	271,854,408
NET ASSETS:
Beginning of period	17,092,630	3,535,711	2,808,786,287	1,319,124,010	838,585,698	566,731,290
End of period	$70,653,816	$17,092,630	$2,606,141,754	$2,808,786,287	$803,333,346	$838,585,698
Undistributed net investment income (loss) at end of period	$(7,379)	$—	$(917,299)	$—	$(310,349)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,100,000	550,000	19,700,000	56,300,000	6,100,000	32,300,000
Shares repurchased	—	—	(26,000,000)	(13,800,000)	(8,900,000)	(19,700,000)
Shares outstanding, beginning of period	700,001	150,001	90,600,000	48,100,000	43,700,000	31,100,000
Shares outstanding, end of period	2,800,001	700,001	84,300,000	90,600,000	40,900,000	43,700,000

Statements of Changes in Net Assets (Continued)

	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)		PowerShares Insured California Municipal Bond Portfolio (PWZ)		PowerShares Insured National Municipal Bond Portfolio (PZA)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$337,848	$368,747	$1,320,438	$1,948,332	$19,020,229	$29,825,449
Net realized gain (loss)	75,818	26,820	—	32,560	(173,150)	2,355,697
Net change in unrealized appreciation (depreciation)	(2,919)	795,328	157,202	2,844,318	(390,416)	45,620,078
Net increase in net assets resulting from operations	410,747	1,190,895	1,477,640	4,825,210	18,456,663	77,801,224
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(366,743)	(379,880)	(1,345,790)	(9,345)	(19,502,639)	(184,101)
Tax-exempt income	—	—	—	(1,948,332)	—	(29,825,449)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(366,743)	(379,880)	(1,345,790)	(1,957,677)	(19,502,639)	(30,009,550)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,575,797	30,258,146	14,019,938	23,587,200	168,449,904	366,019,485
Value of shares repurchased	(2,563,275)	(5,033,704)	(1,267,430)	—	(68,055,181)	(16,305,518)
Transaction fees	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	12,522	25,224,442	12,752,508	23,587,200	100,394,723	349,713,967
Increase (Decrease) in Net Assets	56,526	26,035,457	12,884,358	26,454,733	99,348,747	397,505,641
NET ASSETS:
Beginning of period	30,993,729	4,958,272	63,338,281	36,883,548	933,177,012	535,671,371
End of period	$31,050,255	$30,993,729	$76,222,639	$63,338,281	$1,032,525,759	$933,177,012
Undistributed net investment income (loss) at end of period	$(28,895)	$—	$(25,352)	$—	$(482,410)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	1,200,000	550,000	950,000	6,500,000	14,550,000
Shares repurchased	(100,000)	(200,000)	(50,000)	—	(2,650,000)	(650,000)
Shares outstanding, beginning of period	1,200,001	200,001	2,500,000	1,550,000	36,250,000	22,350,000
Shares outstanding, end of period	1,200,001	1,200,001	3,000,000	2,500,000	40,100,000	36,250,000

See Notes to Financial Statements.

	PowerShares Insured New York Municipal Bond Portfolio (PZT)		PowerShares International Corporate Bond Portfolio (PICB)		PowerShares Preferred Portfolio (PGX)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$1,312,216	$2,102,114	$2,049,571	$3,195,182	$71,930,549	$108,042,737
Net realized gain (loss)	(156,625)	(120)	23,706	(51,674)	4,241,286	47,177,642
Net change in unrealized appreciation (depreciation)	(334,057)	2,667,203	3,231,329	4,574,889	19,961,544	52,277,840
Net increase in net assets resulting from operations	821,534	4,769,197	5,304,606	7,718,397	96,133,379	207,498,219
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,330,139)	(5,412)	(2,109,340)	(3,068,507)	(72,266,159)	(108,656,914)
Tax-exempt income	—	(2,096,702)	—	—	—	—
Return of capital	—	(7,252)	—	(142,635)	—	—
Total distributions to shareholders	(1,330,139)	(2,109,366)	(2,109,340)	(3,211,142)	(72,266,159)	(108,656,914)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,714,483	31,739,623	18,829,700	48,931,715	496,940,055	693,719,924
Value of shares repurchased	(6,166,004)	—	(8,674,586)	(1,435,388)	(10,220,615)	(106,830,501)
Transaction fees	—	—	68,761	111,714	—	—
Net increase (decrease) in net assets resulting from shares transactions	(2,451,521)	31,739,623	10,223,875	47,608,041	486,719,440	586,889,423
Increase (Decrease) in Net Assets	(2,960,126)	34,399,454	13,419,141	52,115,296	510,586,660	685,730,728
NET ASSETS:
Beginning of period	71,983,177	37,583,723	131,674,665	79,559,369	2,081,189,174	1,395,458,446
End of period	$69,023,051	$71,983,177	$145,093,806	$131,674,665	$2,591,775,834	$2,081,189,174
Undistributed net investment income (loss) at end of period	$(17,923)	$—	$(59,604)	$165	$(335,610)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	1,300,000	650,000	1,750,000	33,550,000	47,950,000
Shares repurchased	(250,000)	—	(300,000)	(50,000)	(700,000)	(7,500,000)
Shares outstanding, beginning of period	2,900,000	1,600,000	4,550,000	2,850,000	140,400,000	99,950,000
Shares outstanding, end of period	2,800,000	2,900,000	4,900,000	4,550,000	173,250,000	140,400,000

Statements of Changes in Net Assets (Continued)

	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$56,754	$873,618
Net realized gain	—	—
Net change in unrealized appreciation	—	—
Net increase in net assets resulting from operations	56,754	873,618
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(61,802)	—
Tax-exempt income	—	(955,111)
Total distributions to shareholders	(61,802)	(955,111)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,749,320	21,250,232
Value of shares repurchased	(89,982,557)	(131,221,379)
Transaction fees	—	—
Net increase (decrease) in net assets resulting from shares transactions	(86,233,237)	(109,971,147)
Increase (Decrease) in Net Assets	(86,238,285)	(110,052,640)
NET ASSETS:
Beginning of period	317,449,058	427,501,698
End of period	$231,210,773	$317,449,058
Undistributed net investment income (loss) at end of period	$(3,880)	$1,168
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	850,000
Shares repurchased	(3,600,000)	(5,250,000)
Shares outstanding, beginning of period	12,700,000	17,100,000
Shares outstanding, end of period	9,250,000	12,700,000

See Notes to Financial Statements.

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.96		$31.40	$29.24	$27.58	$26.31	$25.64
Net investment income(a)	0.36		0.76	0.81	0.87	0.92	0.99
Net realized and unrealized gain (loss) on investments	(0.01)		1.59	2.26	1.79	1.33	0.79
Total from investment operations	0.35		2.35	3.07	2.66	2.25	1.78
Distribution to shareholders from:
Net investment income	(0.38)		(0.79)	(0.79)	(0.87)	(0.91)	(1.10)
Capital gains	(0.00	)(b)	—	—	—	—	—
Return of capital	—		—	(0.12)	(0.13)	(0.07)	(0.01)
Total distributions	(0.38)		(0.79)	(0.91)	(1.00)	(0.98)	(1.11)
Net asset value at end of period	$32.93		$32.96	$31.40	$29.24	$27.58	$26.31
Market price at end of period(c)	$32.95		$32.92	$31.54	$29.23	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN(d)	1.10%		7.56%	10.86%	9.91%	8.55%	7.00%
MARKET PRICE TOTAL RETURN(d)	1.28%		6.94%	11.38%	9.84%	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$164,627		$166,458	$260,646	$76,024	$66,180	$63,147
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.24	%(e)	2.34%	2.82%	3.12%	3.22%	3.79%
Portfolio turnover rate(f)	4%		4%	4%	1%	1%	0	%(g)

PowerShares Build America Bond Portfolio (BAB)

	Six Months Ended April 30, 2013		Year Ended October 31,			For the Period November 16, 2009 (h) Through
	(Unaudited)		2012	2011		October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.19		$28.16	$26.13		$24.90
Net investment income(a)	0.71		1.45	1.49		1.30
Net realized and unrealized gain on investments	0.76		2.06	2.03		1.17
Total from investment operations	1.47		3.51	3.52		2.47
Distribution to shareholders from:
Net investment income	(0.72)		(1.48)	(1.49)		(1.22)
Return of capital	—		—	(0.00	)(b)	(0.02)
Total distributions	(0.72)		(1.48)	(1.49)		(1.24)
Net asset value at end of period	$30.94		$30.19	$28.16		$26.13
Market price at end of period(c)	$30.91		$30.16	$28.18		$26.16
NET ASSET VALUE TOTAL RETURN(d)	4.94%		12.74%	14.10%		10.16	%(i)
MARKET PRICE TOTAL RETURN(d)	4.93%		12.54%	14.04%		10.29	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,095,298		$1,070,328	$664,596		$569,606
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%		0.28	%(e)
Expenses, prior to Waivers	0.28	%(e)	0.31%	0.35%		0.35	%(e)
Net investment income	4.70	%(e)	4.92%	5.68%		5.42	%(e)
Portfolio turnover rate(f)	3%		2%	15%		5%

(a)  Based on average shares outstanding.

(b)  Amount represents less than $0.005.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(g)  Amount represents less than 1%.

(h)  Commencement of Investment Operations.

(i)  The net asset value total return from Fund Inception (November 17, 2009, the first day of trading on the Exchange) to October 31, 2010 was 10.34%. The market price total return from Fund Inception to October 31, 2010 was 10.06%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period February 16, 2010 (a) Through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.47		$23.84	$26.16	$25.00
Net investment income(b)	0.83		1.40	1.27	1.03
Net realized and unrealized gain (loss) on investments	1.07		4.28	(1.57)	1.58
Total from investment operations	1.90		5.68	(0.30)	2.61
Distribution to shareholders from:
Net investment income	(1.00)		(3.83)	(1.39)	(0.98)
Return of capital	—		(0.22)	(0.63)	(0.47)
Total distributions	(1.00)		(4.05)	(2.02)	(1.45)
Net asset value at end of period	$26.37		$25.47	$23.84	$26.16
Market price at end of period(c)	$26.39		$25.52	$23.86	$26.18
NET ASSET VALUE TOTAL RETURN(d)	7.68%		16.20%	(1.26)%	10.78	%(e)
MARKET PRICE TOTAL RETURN(d)	7.55%		16.32%	(1.26)%	10.81	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$490,461		$369,266	$244,408	$166,094
Ratio to average net assets of:
Expenses(f)	0.50	%(g)	0.50%	0.50%	0.50	%(g)
Net investment income	6.50	%(g)	5.67%	5.04%	5.90	%(g)
Portfolio turnover rate(h)	17%		22%	32%	29%

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period September 22, 2011 (a) Through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.42		$23.57	$24.42
Net investment income(b)	0.39		0.77	0.09
Net realized and unrealized gain (loss) on investments	0.68		0.77	(0.94)
Total from investment operations	1.07		1.54	(0.85)
Distribution to shareholders from:
Net investment income	(0.40)		(0.81)	—
Return of capital	—		(0.02)	—
Total distributions	(0.40)		(0.83)	—
Transaction fees(b)	0.14		0.14	—
Net asset value at end of period	$25.23		$24.42	$23.57
Market price at end of period(c)	$25.35		$24.57	$23.72
NET ASSET VALUE TOTAL RETURN(d)	5.02%		7.26%	(3.48	)%(i)
MARKET PRICE TOTAL RETURN(d)	4.86%		7.21%	(2.87	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$70,654		$17,093	$3,536
Ratio to average net assets of:
Expenses(f)	0.45	%(g)	0.45%	0.45	%(g)
Net investment income	3.19	%(g)	3.21%	3.46	%(g)
Portfolio turnover rate(h)	10%		12%	0%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (February 19, 2010, the first day of trading on the Exchange) to October 31, 2010 was 9.81%. The market price total return from Fund Inception to October 31, 2010 was 9.76%.

(f)  In addition to the fees and expenses, which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The net asset value total return from Fund Inception (September 23, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.38)%. The market price total return from Fund Inception to October 31, 2011, was (4.51)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.00		$27.42	$28.25	$25.60	$18.09	$25.92
Net investment income(a)	0.68		1.44	1.42	1.54	1.58	1.47
Net realized and unrealized gain (loss) on investments	(0.08)		3.60	(0.76)	2.72	7.52	(7.81)
Total from investment operations	0.60		5.04	0.66	4.26	9.10	(6.34)
Distribution to shareholders from:
Net investment income	(0.68)		(1.46)	(1.43)	(1.57)	(1.57)	(1.48)
Return of capital	—		—	(0.06)	(0.04)	(0.02)	(0.01)
Total distributions	(0.68)		(1.46)	(1.49)	(1.61)	(1.59)	(1.49)
Net asset value at end of period	$30.92		$31.00	$27.42	$28.25	$25.60	$18.09
Market price at end of period(b)	$31.00		$31.11	$27.45	$28.28	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN(c)	1.96%		19.02%	2.60%	17.31%	52.11%	(25.83)%
MARKET PRICE TOTAL RETURN(c)	1.87%		19.30%	2.60%	16.10%	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,606,142		$2,808,786	$1,319,124	$1,002,915	$419,877	$68,725
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.42	%(d)	5.03%	5.28%	5.86%	6.89%	5.85%
Portfolio turnover rate(e)	8%		4%	4%	5%	13%	48%

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period November 13, 2007 (f) Through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.19		$18.22	$18.49	$17.54	$15.73	$24.84
Net investment income(a)	0.46		0.98	1.03	1.39	1.61	1.78
Net realized and unrealized gain (loss) on investments	0.45		0.97	(0.16)	1.03	1.81	(9.04)
Total from investment operations	0.91		1.95	0.87	2.42	3.42	(7.26)
Distribution to shareholders from:
Net investment income	(0.46)		(0.98)	(1.07)	(1.47)	(1.61)	(1.85)
Return of capital	—		—	(0.07)	—	—	—
Total distributions	(0.46)		(0.98)	(1.14)	(1.47)	(1.61)	(1.85)
Net asset value at end of period	$19.64		$19.19	$18.22	$18.49	$17.54	$15.73
Market price at end of period(b)	$19.62		$19.17	$18.21	$18.50	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN(c)	4.81%		11.02%	4.85%	14.47%	23.73%	(31.14	)%(g)
MARKET PRICE TOTAL RETURN(c)	4.83%		10.95%	4.72%	14.70%	20.39%	(29.63	)%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$803,333		$838,586	$566,731	$391,893	$171,936	$15,728
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Net investment income	4.74	%(d)	5.26%	5.63%	7.89%	9.93%	9.35	%(d)
Portfolio turnover rate(e)	10%		21%	27%	33%	68%	92%

(a)  Based on average shares outstanding.

(b)  The mean between the last bid and ask prices.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)  Annualized.

(e)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(f)  Commencement of Investment Operations.

(g)  The net asset value total return from Fund Inception (November 15, 2007, the first day of trading on the Exchange) to October 31, 2008 was (30.64)%. The market price total return from Fund Inception to October 31, 2008 was (30.45)%.
See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period September 12, 2011 (a) Through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.83		$24.79	$24.85
Net investment income(b)	0.27		0.56	0.07
Net realized and unrealized gain (loss) on investments	0.07		1.11	(0.13)
Total from investment operations	0.34		1.67	(0.06)
Distribution to shareholders from:
Net investment income	(0.29)		(0.63)	—
Net asset value at end of period	$25.88		$25.83	$24.79
Market price at end of period(c)	$25.88		$25.85	$25.25
NET ASSET VALUE TOTAL RETURN(d)	1.32%		6.85%	(0.24	)%(e)
MARKET PRICE TOTAL RETURN(d)	1.24%		4.97%	1.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,050		$30,994	$4,958
Ratio to average net assets of:
Expenses	0.22	%(f)	0.22%	0.22	%(f)
Net investment income	2.08	%(f)	2.23%	2.39	%(f)
Portfolio turnover rate(g)	13%		1%	1%

PowerShares Insured California Municipal Bond Portfolio (PWZ)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.34		$23.80		$24.24	$23.50	$21.26	$24.97
Net investment income(b)	0.45		0.99		1.03	1.03	1.06	1.03
Net realized and unrealized gain (loss) on investments	0.08		1.54		(0.40)	0.78	2.26	(3.64)
Total from investment operations	0.53		2.53		0.63	1.81	3.32	(2.61)
Distribution to shareholders from:
Net investment income	(0.46)		(0.00	)(h)	(0.03)	(0.04)	(0.02)	—
Tax-exempt income	—		(0.99)		(1.04)	(1.03)	(1.06)	(1.10)
Total distributions	(0.46)		(0.99)		(1.07)	(1.07)	(1.08)	(1.10)
Net asset value at end of period	$25.41		$25.34		$23.80	$24.24	$23.50	$21.26
Market price at end of period(c)	$25.39		$25.34		$23.80	$24.24	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN(d)	2.11%		10.83%		2.90%	7.91%	16.06%	(10.82)%
MARKET PRICE TOTAL RETURN(d)	2.03%		10.83%		2.90%	8.00%	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$76,223		$63,338		$36,884	$43,640	$31,727	$17,011
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(f)	0.28%		0.28%	0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(f)	0.31%		0.35%	0.35%	0.35%	0.35%
Net investment income, after Waivers	3.61	%(f)	3.98%		4.52%	4.31%	4.71%	4.42%
Portfolio turnover rate(g)	—%		6%		33%	8%	34%	20%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (September 15, 2011, the first day of trading on the Exchange) to October 31, 2011 was 0.40%. The market price total return from Fund Inception to October 31, 2011 was 2.43%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009		2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.74		$23.97	$24.28	$23.61	$21.00		$25.05
Net investment income(a)	0.48		1.05	1.08	1.07	1.12		1.05
Net realized and unrealized gain (loss) on investments	0.02	(b)	1.78	(0.28)	0.70	2.60		(3.98)
Total from investment operations	0.50		2.83	0.80	1.77	3.72		(2.93)
Distribution to shareholders from:
Net investment income	(0.49)		(0.01)	(0.02)	(0.03)	(0.00	)(c)	(0.00	)(c)
Tax-exempt income	—		(1.05)	(1.09)	(1.07)	(1.11)		(1.12)
Total distributions	(0.49)		(1.06)	(1.11)	(1.10)	(1.11)		(1.12)
Net asset value at end of period	$25.75		$25.74	$23.97	$24.28	$23.61		$21.00
Market price at end of period(d)	$25.72		$25.79	$23.98	$24.29	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN(e)	1.98%		12.02%	3.63%	7.70%	18.22%		(12.13)%
MARKET PRICE TOTAL RETURN(e)	1.66%		12.18%	3.63%	7.97%	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,032,526		$933,177	$535,671	$658,066	$446,288		$174,317
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(f)	0.28%	0.28%	0.28%	0.28%		0.28%
Expenses, prior to Waivers	0.28	%(f)	0.31%	0.35%	0.35%	0.35%		0.35%
Net investment income, after Waivers	3.78	%(f)	4.18%	4.72%	4.47%	4.97%		4.55%
Portfolio turnover rate(g)	11%		15%	17%	8%	25%		63%

PowerShares Insured New York Municipal Bond Portfolio (PZT)

	Six Months Ended April 30, 2013		Year Ended October 31,
	(Unaudited)		2012		2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.82		$23.49		$23.83	$22.94	$21.14	$24.95
Net investment income(a)	0.46		0.98		1.00	1.03	1.06	1.02
Net realized and unrealized gain (loss) on investments	(0.17)		1.33		(0.30)	0.92	1.80	(3.72)
Total from investment operations	0.29		2.31		0.70	1.95	2.86	(2.70)
Distribution to shareholders from:
Net investment income	(0.46)		(0.00	)(c)	(0.04)	(0.03)	(0.02)	(0.00	)(c)
Tax-exempt income	—		(0.98)		(1.00)	(1.03)	(1.04)	(1.11)
Return of capital	—		(0.00	)(c)	—	—	—	—
Total distributions	(0.46)		(0.98)		(1.04)	(1.06)	(1.06)	(1.11)
Net asset value at end of period	$24.65		$24.82		$23.49	$23.83	$22.94	$21.14
Market price at end of period(d)	$24.59		$24.86		$23.45	$23.83	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN(e)	1.19%		10.02%		3.24%	8.71%	13.92%	(11.22)%
MARKET PRICE TOTAL RETURN(e)	0.78%		10.38%		3.07%	8.81%	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$69,023		$71,983		$37,584	$41,698	$33,260	$16,908
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(f)	0.28%		0.28%	0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(f)	0.31%		0.35%	0.35%	0.35%	0.35%
Net investment income, after Waivers	3.73	%(f)	4.02%		4.41%	4.42%	4.75%	4.38%
Portfolio turnover rate(g)	18%		0%		37%	3%	10%	34%

(a)  Based on average shares outstanding.

(b)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares International Corporate Bond Portfolio (PICB)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period June 1, 2010 (a) Through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.94		$27.92	$28.29	$25.00
Net investment income(b)	0.43		0.93	0.95	0.17
Net realized and unrealized gain (loss) on investments	0.67		0.99	(0.29)	3.49
Total from investment operations	1.10		1.92	0.66	3.66
Distribution to shareholders from:
Net investment income	(0.44)		(0.89)	(0.87)	—
Return of capital	—		(0.04)	(0.16)	(0.37)
Total distributions	(0.44)		(0.93)	(1.03)	(0.37)
Transaction fees(b)	0.01		0.03	—	—
Net asset value at end of period	$29.61		$28.94	$27.92	$28.29
Market price at end of period(c)	$29.66		$29.07	$27.67	$28.42
NET ASSET VALUE TOTAL RETURN(d)	3.89%		7.28%	2.45%	14.75	%(e)
MARKET PRICE TOTAL RETURN(d)	3.57%		8.72%	1.04%	15.28	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$145,094		$131,675	$79,559	$33,944
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50	%(f)
Net investment income	3.02	%(f)	3.39%	3.48%	2.53	%(f)
Portfolio turnover rate(g)	4%		12%	12%	14%

PowerShares Preferred Portfolio (PGX)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period January 28, 2008 (a) Through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.82		$13.96	$14.28	$13.01	$12.25	$20.06
Net investment income(b)	0.47		0.94	0.95	0.92	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.14		0.86	(0.32)	1.36	0.89	(7.66)
Total from investment operations	0.61		1.80	0.63	2.28	1.87	(6.81)
Distribution to shareholders from:
Net investment income	(0.47)		(0.94)	(0.95)	(0.99)	(1.02)	(0.91)
Return of capital	—		—	—	(0.02)	(0.09)	(0.09)
Total distributions	(0.47)		(0.94)	(0.95)	(1.01)	(1.11)	(1.00)
Net asset value at end of period	$14.96		$14.82	$13.96	$14.28	$13.01	$12.25
Market price at end of period(c)	$14.98		$14.84	$14.00	$14.29	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN(d)	4.20%		13.37%	4.53%	18.08%	17.02%	(35.04	)%(h)
MARKET PRICE TOTAL RETURN(d)	4.20%		13.18%	4.75%	17.70%	13.88%	(33.14	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,591,776		$2,081,189	$1,395,458	$1,345,981	$769,925	$191,171
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	6.36	%(f)	6.52%	6.70%	6.66%	8.26%	7.74	%(f)
Portfolio turnover rate(g)	15%		29%	30%	12%	34%	52%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (June 3, 2010, the first day trading on the Exchange) to October 31, 2010 was 15.54%. The market price total return from Fund Inception to October 31, 2010 was 15.27%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The net asset value total return from Fund Inception (January 31, 2008, the first day trading on the Exchange) to October 31, 2008 was (35.65)%. The market price total return from Fund Inception to October 31, 2008 was (34.67)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six Months Ended April 30, 2013		Year Ended October 31,				For the Period November 14, 2007 (a) Through
	(Unaudited)		2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00		$25.00	$25.00	$25.00	$25.03	$25.03
Net investment income(b)	0.01		0.06	0.14	0.07	0.30	0.84
Net realized and unrealized gain (loss) on investments	—		—	—	—	0.09	(0.02)
Total from investment operations	0.01		0.06	0.14	0.07	0.39	0.82
Distribution to shareholders from:
Net investment income	(0.01)		—	—	—	(0.02)	(0.00	)(c)
Tax-exempt income	—		(0.06)	(0.14)	(0.07)	(0.40)	(0.82)
Total distributions	(0.01)		(0.06)	(0.14)	(0.07)	(0.42)	(0.82)
Net asset value at end of period	$25.00		$25.00	$25.00	$25.00	$25.00	$25.03
Market price at end of period(d)	$24.99		$24.99	$25.00	$25.00	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN(e)	0.02%		0.23%	0.55%	0.31%	1.58%	3.33	%(f)
MARKET PRICE TOTAL RETURN(e)	0.02%		0.18%	0.55%	0.31%	1.49%	3.40	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$231,211		$317,449	$427,502	$637,413	$1,069,879	$142,670
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25	%(g)
Net investment income	0.04	%(g)	0.22%	0.57%	0.29%	1.24%	3.71	%(g)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (November 15, 2007, the first day trading on the Exchange) to October 31, 2008 was 3.33%. The market price total return from Fund Inception to October 31, 2008 was 3.40%.

(g)  Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	"1-30 Laddered Treasury Portfolio"
PowerShares Build America Bond Portfolio (BAB)	"Build America Bond Portfolio"
PowerShares CEF Income Composite Portfolio (PCEF)	"CEF Income Composite Portfolio"
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	"Chinese Yuan Dim Sum Bond Portfolio"
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	"Emerging Markets Sovereign Debt Portfolio"
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	"Fundamental High Yield® Corporate Bond Portfolio"
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	"Fundamental Investment Grade Corporate Bond Portfolio"
PowerShares Insured California Municipal Bond Portfolio (PWZ)	"Insured California Municipal Bond Portfolio"
PowerShares Insured National Municipal Bond Portfolio (PZA)	"Insured National Municipal Bond Portfolio"
PowerShares Insured New York Municipal Bond Portfolio (PZT)	"Insured New York Municipal Bond Portfolio"
PowerShares International Corporate Bond Portfolio (PICB)	"International Corporate Bond Portfolio"
PowerShares Preferred Portfolio (PGX)	"Preferred Portfolio"
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio and Preferred Portfolio are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Creation Units of Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued and redeemed principally for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index
CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Custom Dim Sum (Offshore CNY) Bond Index
Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index
Fundamental High Yield® Corporate Bond Portfolio	RAFI® Bonds US High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Bonds US Investment Grade 1-10 Index
Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index
Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index
Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index
International Corporate Bond Portfolio	S&P International Corporate Bond Index®
Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index
VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

The Trust filed a prospectus supplement dated April 2, 2012 on behalf of the PowerShares Preferred Portfolio in which the Trust disclosed a change in the index methodology for The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index that resulted in the following changes made by the index provider: (i) the name of the index changed from The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index to The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index, and (ii) the index started to include non-investment grade securities.

The Trust subsequently determined to characterize these changes as a change in the underlying index and utilized this terminology in both its Prospectus dated March 1, 2013 and in the financial statements for the Fund for the fiscal year ended October 31, 2012 in order to provide added clarity. By letter dated April 18, 2013, NYSE Regulation, Inc. ("NYSE Regulation") indicated that the Trust is required pursuant to exchange rules to make a further clarifying statement in these financial statements to the effect that the April 2, 2012 modification was a change in index rather than a change in methodology and that the April 2, 2012 supplement should have also utilized this terminology. The Trust makes this clarifying statement at NYSE Regulation's request pursuant to exchange rules.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Diversified Fund Risk. Each Fund (except for Fundamental High Yield® Corporate Bond Portfolio, Insured National Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. With respect to each of the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions primarily for cash, rather than primarily in-kind because of the nature of the Funds' investments. As such, investments in such Funds' Shares may be less tax efficient than investments in conventional ETFs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Foreign Investment Risk. For Preferred Portfolio, investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

foreign governments may adopt rules or regulations that may negatively impact a Fund's ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fund of Funds Risk. Because PowerShares CEF Income Composite Portfolio is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in the Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares International Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

High Yield Securities Risk. For Fundamental High Yield® Corporate Bond Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Municipal Securities Risk. PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Funds to value accurately than securities of public corporations. Since these Funds invest a significant portion of their portfolios in municipal securities, the Funds' portfolios may have greater exposure to liquidity risk than funds that invest in non-municipal securities.

Risks of Investing in Closed-End Funds. For CEF Income Composite Portfolio, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that a Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which a Fund may invest may be leveraged. As a result, a Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies

F. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.28%
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Insured California Municipal Bond Portfolio	0.28%
Insured National Municipal Bond Portfolio	0.28%
Insured New York Municipal Bond Portfolio	0.28%
International Corporate Bond Portfolio	0.50%
Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each a "Licensor"):

Fund	Licensor
1-30 Laddered Treasury Portfolio	NASDAQ OMX Group, Inc.
Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite Portfolio	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC
Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.
Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates®
Fundamental Investment Grade Corporate Bond Portfolio	Research Affiliates®
Insured California Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Insured National Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Insured New York Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
International Corporate Bond Portfolio	Standard & Poor's®
Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are subsidiaries of Invesco Ltd., and therefore Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated with CEF Income Composite Portfolio. The table below shows the Fund's transactions in, and earnings from, its respective investments in Invesco Bond Fund and Invesco Senior Income Trust for the six-month period ended April 30, 2013.

CEF Income Composite Portfolio

	Value October 31, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)		Value April 30, 2013	Dividend Income
Invesco Bond Fund (Formerly Invesco Van Kampen Bond Fund)	$959,183	$386,765	$(52,911)	$(90,020)	$2,726	(a)	$1,205,743	$46,344
Invesco Senior Income Trust	—	3,849,577	(29,162)	(167,430)	(1,064)		3,651,921	19,797
Total Investment in Affiliates	$959,183	$4,236,342	$(82,073)	$(257,450)	$1,662		$4,857,664	$66,141

(a) Includes $7,956 of capital gains distributions from affiliated underlying funds.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the CEF Income Composite Portfolio and the Funds listed below, as of April 30, 2013, the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The securities in CEF Income Composite Portfolio were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$163,222,792	$—	$163,222,792
Money Market Fund	334,546	—	—	334,546
Total Investments	334,546	163,222,792	—	163,557,338
Build America Bond Portfolio
Municipal Obligations	—	1,040,368,850	—	1,040,368,850
Money Market Fund	36,917,273	—	—	36,917,273
Total Investments	36,917,273	1,040,368,850	—	1,077,286,123
Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	—	68,174,528	—	68,174,528
Money Market Fund	1,929,654	—	—	1,929,654
Total Investments	1,929,654	68,174,528	—	70,104,182
Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	2,572,847,937	—	2,572,847,937
Money Market Fund	12,577,722	—	—	12,577,722
Total Investments	12,577,722	2,572,847,937	—	2,585,425,659
Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	—	789,488,003	—	789,488,003
Money Market Fund	9,072,104	—	—	9,072,104
Total Investments	9,072,104	789,488,003	—	798,560,107

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$30,684,538	$—	$30,684,538
Money Market Fund	214,980	—	—	214,980
Total Investments	214,980	30,684,538	—	30,899,518
Preferred Portfolio
Equity Securities	2,550,383,503	33,785,313	—	2,584,168,816
Money Market Fund	15,686,971	—	—	15,686,971
Total Investments	2,566,070,474	33,785,313	—	2,599,855,787

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of October 31, 2012, which expires as follows:

					Post-effective - no expiration
	2016	2017	2018	2019	Short-term	Long-term	Total*
1-30 Laddered Treasury Portfolio	$—	$—	$—	$—	$—	$—	$—
Build America Bond Portfolio	—	—	6,399	—	279,598	—	285,997
CEF Income Composite Portfolio	—	—	—	2,900,208	—	—	2,900,208
Chinese Yuan Dim Sum Bond Portfolio	—	—	—	—	—	—	—
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	818,907	1,030,586	712,879	3,864,452
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	—	2,802,393	—	2,802,393
Fundamental Investment Grade Corporate Bond Portfolio	—	—	—	—	—	—	—
Insured California Municipal Bond Portfolio	—	—	—	438,783	—	—	438,783
Insured National Municipal Bond Portfolio	—	—	—	3,919,330	—	—	3,919,330
Insured New York Municipal Bond Portfolio	136,120	125,849	—	74,902	120	—	336,991
International Corporate Bond Portfolio	—	—	—	—	—	—	—
Preferred Portfolio	—	37,288,106	—	—	—	—	37,288,106
VRDO Tax-Free Weekly Portfolio	—	—	—	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 7. Investment Transactions

For the six-month period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$32,774,399	$64,029,036
CEF Income Composite Portfolio	78,486,718	71,582,680
Chinese Yuan Dim Sum Bond Portfolio	54,673,332	4,503,065
Emerging Markets Sovereign Debt Portfolio	225,530,762	207,623,233
Fundamental High Yield® Corporate Bond Portfolio	97,018,416	79,316,592
Fundamental Investment Grade Corporate Bond Portfolio	4,156,116	3,977,305
Insured California Municipal Bond Portfolio	13,111,872	—
Insured National Municipal Bond Portfolio	100,532,850	99,296,725
Insured New York Municipal Bond Portfolio	11,811,697	11,727,070
International Corporate Bond Portfolio	16,196,816	5,306,297
Preferred Portfolio	353,497,176	337,634,190
VRDO Tax-Free Weekly Portfolio	—	—

For the six-month period ended April 30, 2013, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $7,473,125 and $5,914,480, respectively.

For the six-month period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$14,539,454	$15,880,592
Build America Bond Portfolio	—	—
CEF Income Composite Portfolio	107,532,206	6,644,905
Chinese Yuan Dim Sum Bond Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	570,589,053	763,866,298
Fundamental High Yield® Corporate Bond Portfolio	104,492,306	168,651,533
Fundamental Investment Grade Corporate Bond Portfolio	2,815,362	2,378,133
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
International Corporate Bond Portfolio	—	—
Preferred Portfolio	468,263,712	10,242,664
VRDO Tax-Free Weekly Portfolio	—	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$149,666,566	$13,890,772	$13,890,772	$—
Build America Bond Portfolio	928,362,617	148,923,506	149,147,377	(223,871)
CEF Income Composite Portfolio	460,053,626	30,392,033	36,312,802	(5,920,769)
Chinese Yuan Dim Sum Bond Portfolio	68,582,938	1,521,244	1,534,377	(13,133)
Emerging Markets Sovereign Debt Portfolio	2,444,928,448	140,497,211	142,249,728	(1,752,517)
Fundamental High Yield® Corporate Bond Portfolio	757,783,135	40,776,972	42,803,455	(2,026,483)
Fundamental Investment Grade Corporate Bond Portfolio	30,097,680	801,838	829,755	(27,917)
Insured California Municipal Bond Portfolio	69,115,407	3,933,698	4,031,500	(97,802)
Insured National Municipal Bond Portfolio	917,399,153	68,845,637	69,363,021	(517,384)
Insured New York Municipal Bond Portfolio	62,118,061	4,132,752	4,321,414	(188,662)
International Corporate Bond Portfolio	134,618,581	8,121,771	8,728,345	(606,574)
Preferred Portfolio	2,432,967,966	166,887,821	178,083,261	(11,195,440)
VRDO Tax-Free Weekly Portfolio	226,000,000	—	—	—

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio and Fundamental High Yield® Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio and Preferred Portfolio are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally for cash, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Chinese Yuan Dim Sum Bond Portfolio and International Corporate Bond Portfolio charge additional fixed and variable transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 11. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

The Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the "Trust") previously approved changes to the name, investment strategy and underlying index for the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio series of the Trust (each, a "Fund"), contingent upon shareholder approval of a change to each Fund's fundamental investment policy relating to each Fund's name (the "Proposal"), as well as approval by the SEC of a proposed rule change submitted by the NYSE Arca Exchange for each Fund, which approval is pending.

On June 20, 2013, the shareholders of PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured National Municipal Bond Portfolio, approved the Proposal, which changes each Fund's fundamental investment policy to permit each such Fund to invest at least 80% of its net assets (plus borrowings for investment purposes) in both insured and uninsured municipal securities. The shareholder meeting to vote the Proposal for PowerShares Insured New York Municipal Bond Portfolio has been adjourned until July 24, 2013.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

**  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:  PowerShares S&P 500® High Dividend Portfolio

0.35%:  PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

0.49%:  PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.60%:  PowerShares DWA SmallCap Technical LeadersTM Portfolio

0.65%:  PowerShares Senior Loan Portfolio

0.70%:  PowerShares MENA Frontier Countries Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold

***In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Fees and Expenses	2
S&P SmallCap Portfolios
Schedules of Investments
PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)	4
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	7
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	9
PowerShares S&P SmallCap Energy Portfolio (PSCE)	11
PowerShares S&P SmallCap Financials Portfolio (PSCF)	12
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	14
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	16
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	18
PowerShares S&P SmallCap Materials Portfolio (PSCM)	21
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	22
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	37
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	47

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2013.

In addition to the fees and expenses which the PowerShares DWA SmallCap Technical LeadersTM Portfolio and the PowerShares SmallCap Financials Portfolio (the "Portfolios") bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies expenses that you bear indirectly are included in the Portfolios' total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

2

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS) Actual	$1,000.00	$1,221.98	0.60%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) Actual	$1,000.00	$1,194.21	0.29%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC) Actual	$1,000.00	$1,182.49	0.29%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Energy Portfolio (PSCE) Actual	$1,000.00	$1,186.26	0.29%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Financials Portfolio (PSCF) Actual	$1,000.00	$1,171.02	0.29%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Health Care Portfolio (PSCH) Actual	$1,000.00	$1,157.61	0.29%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Industrials Portfolio (PSCI) Actual	$1,000.00	$1,149.89	0.29%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Information Technology Portfolio (PSCT) Actual	$1,000.00	$1,133.82	0.29%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Materials Portfolio (PSCM) Actual	$1,000.00	$1,156.46	0.29%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P SmallCap Utilities Portfolio (PSCU) Actual	$1,000.00	$1,130.52	0.29%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying by 181/365.

3

Portfolio Composition

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Consumer Discretionary	24.6
Health Care	17.7
Financials	16.0
Industrials	15.5
Information Technology	11.6
Materials	7.6
Energy	4.1
Consumer Staples	2.3
Telecommunication Services	0.6
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—24.6%
8,200	AFC Enterprises, Inc.(a)	$261,416
5,468	Asbury Automotive Group, Inc.(a)	219,212
16,810	Bassett Furniture Industries, Inc.	235,844
66,250	Belo Corp., Class A	710,200
4,193	Cabela's, Inc.(a)	269,191
15,900	Caesars Entertainment Corp.(a)	252,969
11,476	Carmike Cinemas, Inc.(a)	201,519
25,570	Carriage Services, Inc.	447,219
6,309	Cheesecake Factory, Inc. (The)	251,224
20,597	Conn's, Inc.(a)	892,056
3,025	Cracker Barrel Old Country Store, Inc.	250,288
38,410	Dana Holding Corp.	662,573
12,895	Domino's Pizza, Inc.	711,804
9,630	Dorman Products, Inc.	363,436
14,636	Fifth & Pacific Cos., Inc.(a)	301,794
15,421	Gentherm, Inc.(a)	234,862
9,417	Interval Leisure Group, Inc.	179,488
11,189	KB Home	252,200
20,703	Krispy Kreme Doughnuts, Inc.(a)	282,803
11,919	Lions Gate Entertainment Corp. (Canada)(a)	295,710
9,345	Lithia Motors, Inc., Class A	462,764
5,619	Lumber Liquidators Holdings, Inc.(a)	460,533
3,977	Meritage Homes Corp.(a)	194,038
16,563	Multimedia Games Holding Co., Inc.(a)	408,444
4,424	Nathan's Famous, Inc.(a)	197,532
10,904	Nexstar Broadcasting Group, Inc., Class A	265,512
16,929	OfficeMax, Inc.	194,853
3,723	Papa John's International, Inc.(a)	234,549
7,427	Penske Automotive Group, Inc.	229,643
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
45,211	Pier 1 Imports, Inc.	$1,049,347
34,375	Quiksilver, Inc.(a)	231,344
25,762	Ruth's Hospitality Group, Inc.(a)	255,301
6,131	Ryland Group, Inc.	276,263
15,596	Saga Communications, Inc., Class A	718,040
26,796	Salem Communications Corp., Class A	245,987
7,430	Shutterfly, Inc.(a)	330,858
37,247	Sinclair Broadcast Group, Inc., Class A	998,220
3,411	Six Flags Entertainment Corp.	248,560
7,357	Standard Motor Products, Inc.	225,418
28,364	Standard Pacific Corp.(a)	256,694
13,871	Steven Madden Ltd.(a)	674,547
11,215	Sturm Ruger & Co., Inc.	574,993
10,048	Winnebago Industries, Inc.(a)	184,079
		16,193,327
	Consumer Staples—2.3%
15,635	B&G Foods, Inc.	482,496
10,759	Darling International, Inc.(a)	199,149
30,799	Inventure Foods, Inc.(a)	235,920
8,071	Prestige Brands Holdings, Inc.(a)	217,514
6,643	Susser Holdings Corp.(a)	353,208
		1,488,287
	Energy—4.1%
13,347	Alon USA Energy, Inc.	221,560
5,255	Bonanza Creek Energy, Inc.(a)	180,509
14,439	Crosstex Energy, Inc.	265,822
8,731	CVR Energy, Inc.	430,176
9,903	Delek US Holdings, Inc.	357,399
34,653	Evolution Petroleum Corp.(a)	344,451

See Notes to Financial Statements.

4

Schedule of Investments (Continued)

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,814	Exterran Holdings, Inc.(a)	$206,446
1,959	Geospace Technologies Corp.(a)	165,281
27,437	Synergy Resources Corp.(a)	185,200
5,689	Western Refining, Inc.	175,847
20,643	Willbros Group, Inc.(a)	196,109
		2,728,800
	Financials—16.0%
9,513	AmTrust Financial Services, Inc.	301,182
7,639	Bank of the Ozarks, Inc.	312,664
10,743	BofI Holding, Inc.(a)	438,100
24,532	CNO Financial Group, Inc.	277,702
5,284	Coresite Realty Corp. REIT	191,175
4,298	Credit Acceptance Corp.(a)	431,218
21,337	CubeSmart REIT	374,891
9,595	Eagle Bancorp, Inc.(a)	221,932
14,663	FBL Financial Group, Inc., Class A	576,402
7,190	First Cash Financial Services, Inc.(a)	370,069
6,386	First Financial Bankshares, Inc.	315,532
14,368	First Financial Holdings, Inc.	287,935
13,685	First Industrial Realty Trust, Inc. REIT	245,509
20,090	Glimcher Realty Trust REIT	251,929
26,209	HFF, Inc., Class A	549,079
24,499	iStar Financial, Inc. REIT(a)	286,148
17,653	Lexington Realty Trust REIT	226,135
5,844	Main Street Capital Corp.	175,671
11,054	MarketAxess Holdings, Inc.	467,805
2,866	National Health Investors, Inc. REIT	189,844
7,425	Nelnet, Inc., Class A	252,450
32,833	NewStar Financial, Inc.(a)	392,354
20,412	NorthStar Realty Finance Corp. REIT	203,508
7,515	Ocwen Financial Corp.(a)	274,899
15,077	One Liberty Properties, Inc. REIT	345,866
1,867	Portfolio Recovery Associates, Inc.(a)	229,174
32,731	Radian Group, Inc.	391,135
46,481	Strategic Hotels & Resorts, Inc. REIT(a)	375,102
14,261	Tree.com, Inc.	291,923
5,354	Virtus Investment Partners, Inc.(a)	1,022,614
2,817	World Acceptance Corp.(a)	250,319
		10,520,266
	Health Care—17.7%
32,411	Acadia Healthcare Co., Inc.(a)	1,022,567
5,775	Aegerion Pharmaceuticals, Inc.(a)	242,781
8,302	Air Methods Corp.	303,770
9,676	Alnylam Pharmaceuticals, Inc.(a)	231,740
16,437	AMN Healthcare Services, Inc.(a)	225,680
2,507	athenahealth, Inc.(a)	241,324
19,020	Capital Senior Living Corp.(a)	461,425
25,922	Celldex Therapeutics, Inc.(a)	338,282
4,526	Centene Corp.(a)	209,101
3,419	Chemed Corp.	279,059
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,353	Endologix, Inc.(a)	$245,622
5,460	Furiex Pharmaceuticals, Inc.(a)	185,367
4,800	Haemonetics Corp.(a)	184,800
12,036	Infinity Pharmaceuticals, Inc.(a)	518,631
17,930	Jazz Pharmaceuticals PLC (Ireland)(a)	1,046,216
18,341	Lannett Co., Inc.(a)	212,939
7,444	Ligand Pharmaceuticals, Inc., Class B(a)	203,370
8,165	Medicines Co. (The)(a)	275,650
4,090	Medidata Solutions, Inc.(a)	271,412
2,688	MWI Veterinary Supply, Inc.(a)	316,404
9,582	Neogen Corp.(a)	487,053
24,592	Neurocrine Biosciences, Inc.(a)	283,792
54,502	OPKO Health, Inc.(a)	362,983
45,885	Orexigen Therapeutics, Inc.(a)	278,981
9,078	Pacira Pharmaceuticals, Inc.(a)	262,082
5,635	PAREXEL International Corp.(a)	230,753
12,210	Pharmacyclics, Inc.(a)	995,115
24,398	Sangamo BioSciences, Inc.(a)	248,372
23,821	Santarus, Inc.(a)	437,592
5,790	Seattle Genetics, Inc.(a)	213,941
16,727	Spectranetics Corp.(a)	311,959
7,382	SurModics, Inc.(a)	195,254
4,714	West Pharmaceutical Services, Inc.	301,036
		11,625,053
	Industrials—15.5%
3,510	A.O. Smith Corp.	264,759
10,815	Alaska Air Group, Inc.(a)	666,637
9,618	Altra Holdings, Inc.	256,320
1,846	AMERCO	296,652
5,109	American Railcar Industries, Inc.	182,442
5,975	American Woodmark Corp.(a)	201,059
7,075	Apogee Enterprises, Inc.	180,271
3,878	AZZ, Inc.	164,001
4,954	Barrett Business Services, Inc.	262,265
3,561	Belden, Inc.	175,985
53,114	Builders FirstSource, Inc.(a)	328,776
19,748	Ceco Environmental Corp.	229,274
9,270	Celadon Group, Inc.	155,643
5,123	Deluxe Corp.	195,391
5,429	DXP Enterprises, Inc.(a)	363,092
12,394	EnerNOC, Inc.(a)	217,143
14,139	GenCorp, Inc.(a)	184,797
2,896	Genesee & Wyoming, Inc., Class A(a)	246,739
12,764	GP Strategies Corp.(a)	281,446
15,465	Healthcare Services Group, Inc.	344,715
10,412	HEICO Corp.	458,232
6,645	Hexcel Corp.(a)	202,672
22,177	Interface, Inc.	371,243
15,842	Lydall, Inc.(a)	227,174
1,759	Middleby Corp. (The)(a)	263,111

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,074	Nortek, Inc.(a)	$220,898
22,112	On Assignment, Inc.(a)	536,658
76,077	PGT, Inc.(a)	585,793
10,646	Primoris Services Corp.	234,638
24,970	Republic Airways Holdings, Inc.(a)	279,414
5,580	Saia, Inc.(a)	228,334
4,699	Standex International Corp.	248,577
5,673	TAL International Group, Inc.	234,862
3,064	Teledyne Technologies, Inc.(a)	229,984
3,867	Trex Co., Inc.(a)	188,246
15,240	US Airways Group, Inc.(a)	257,556
9,261	USG Corp.(a)	240,693
		10,205,492
	Information Technology—11.6%
4,732	ACI Worldwide, Inc.(a)	222,451
10,988	ARRIS Group, Inc.(a)	181,412
6,896	Aspen Technology, Inc.(a)	210,190
8,183	Bottomline Technologies, Inc.(a)	214,395
27,475	CalAmp Corp.(a)	305,797
14,259	Computer Task Group, Inc.	292,595
12,370	Cray, Inc.(a)	261,749
10,455	ePlus, Inc.	475,493
8,440	ExlService Holdings, Inc.(a)	275,313
3,192	FEI Co.	203,905
7,849	Interactive Intelligence Group, Inc.(a)	325,184
3,505	Manhattan Associates, Inc.(a)	246,086
38,836	Market Leader, Inc.(a)	389,137
5,202	MAXIMUS, Inc.	414,547
13,943	Measurement Specialties, Inc.(a)	596,342
14,129	Monotype Imaging Holdings, Inc.	327,652
10,581	NIC, Inc.	178,184
32,493	PDF Solutions, Inc.(a)	555,955
8,950	PROS Holdings, Inc.(a)	231,984
14,162	Silicon Graphics International Corp.(a)	184,106
19,560	SunPower Corp.(a)	265,820
3,599	Tyler Technologies, Inc.(a)	227,601
3,466	Ultimate Software Group, Inc. (The)(a)	334,781
4,794	Ultratech, Inc.(a)	141,279
7,148	ValueClick, Inc.(a)	220,587
4,197	Wex, Inc.(a)	318,049
		7,600,594
	Materials—7.6%
12,305	Balchem Corp.	533,299
3,676	Eagle Materials, Inc.	249,049
64,111	Graphic Packaging Holding Co.(a)	482,115
49,224	Headwaters, Inc.(a)	534,573
10,753	Innospec, Inc.	473,239
33,496	KapStone Paper and Packaging Corp.	990,812
11,708	Louisiana-Pacific Corp.(a)	212,149
11,596	Neenah Paper, Inc.	333,501
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,966	PolyOne Corp.	$494,894
3,060	Quaker Chemical Corp.	188,863
5,388	Stepan Co.	306,793
11,308	UFP Technologies, Inc.(a)	229,439
		5,028,726
	Telecommunication Services—0.6%
7,283	Cogent Communications Group, Inc.	208,585
26,392	inContact, Inc.(a)	213,775
		422,360
	Total Common Stocks and Other Equity Interests (Cost $60,909,857)	65,812,905
	Money Market Fund—0.0%
13,592	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $13,592)	13,592
	Total Investments (Cost $60,923,449)—100.0%	65,826,497
	Liabilities in excess of other assets—(0.0)%	(17,234)
	Net Assets—100.0%	$65,809,263

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Retail	46.4
Apparel	12.5
Commercial Services	6.7
Home Builders	6.2
Leisure Time	5.1
Entertainment	4.4
Home Furnishings	3.7
Miscellaneous Manufacturing	3.4
Distribution/Wholesale	2.5
Auto Parts & Equipment	2.4
Household Products/Wares	2.1
Lodging	1.1
Machinery-Diversified	0.8
Building Materials	0.7
Internet	0.7
Media	0.6
Advertising	0.4
Toys/Games/Hobbies	0.3
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—0.4%
33,319	Harte-Hanks, Inc.	$264,220
	Apparel—12.5%
67,798	Crocs, Inc.(a)	1,086,124
49,875	Iconix Brand Group, Inc.(a)	1,428,919
18,134	Maidenform Brands, Inc.(a)	326,412
10,964	Oxford Industries, Inc.	648,301
9,247	Perry Ellis International, Inc.	162,470
96,460	Quiksilver, Inc.(a)	649,176
29,579	Skechers U.S.A., Inc., Class A(a)	614,652
31,580	Steven Madden Ltd.(a)	1,535,735
18,558	True Religion Apparel, Inc.	502,179
38,533	Wolverine World Wide, Inc.	1,840,721
		8,794,689
	Auto Parts & Equipment—2.4%
20,758	Dorman Products, Inc.	783,407
23,940	Spartan Motors, Inc.	127,361
15,095	Standard Motor Products, Inc.	462,511
17,818	Superior Industries International, Inc.	327,138
		1,700,417
	Building Materials—0.7%
14,466	Drew Industries, Inc.	522,223
	Commercial Services—6.7%
13,695	American Public Education, Inc.(a)	459,193
20,531	Arbitron, Inc.	958,592
8,580	Capella Education Co.(a)	303,904
39,258	Career Education Corp.(a)	85,975
60,085	Corinthian Colleges, Inc.(a)	120,170
12,034	ITT Educational Services, Inc.(a)	220,342
Number of Shares		Value
	Common Stocks (Continued)
16,473	Lincoln Educational Services Corp.	$91,755
108,579	Live Nation Entertainment, Inc.(a)	1,371,353
22,549	Monro Muffler Brake, Inc.	932,627
16,318	Universal Technical Institute, Inc.	193,695
		4,737,606
	Distribution/Wholesale—2.5%
35,712	Pool Corp.	1,750,602
	Entertainment—4.4%
22,441	Marriott Vacations Worldwide Corp.(a)	1,020,617
21,770	Multimedia Games Holding Co., Inc.(a)	536,848
44,910	Pinnacle Entertainment, Inc.(a)	855,985
43,298	SHFL entertainment, Inc.(a)	684,108
		3,097,558
	Home Builders—6.2%
18,329	M/I Homes, Inc.(a)	450,893
23,944	Meritage Homes Corp.(a)	1,168,228
34,972	Ryland Group, Inc.	1,575,838
85,723	Standard Pacific Corp.(a)	775,793
21,621	Winnebago Industries, Inc.(a)	396,097
		4,366,849
	Home Furnishings—3.7%
19,979	Ethan Allen Interiors, Inc.	584,985
40,273	La-Z-Boy, Inc.	727,330
42,920	Select Comfort Corp.(a)	910,762
11,572	Universal Electronics, Inc.(a)	265,925
14,656	VOXX International Corp.(a)	139,672
		2,628,674

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Household Products/Wares—2.1%
24,338	American Greetings Corp., Class A	$448,793
8,660	Blyth, Inc.	142,717
24,447	Helen of Troy Ltd.(a)	852,711
		1,444,221
	Internet—0.7%
9,588	Blue Nile, Inc.(a)	312,856
21,959	Nutrisystem, Inc.	177,868
		490,724
	Leisure Time—5.1%
10,139	Arctic Cat, Inc.(a)	456,154
69,371	Brunswick Corp.	2,196,286
54,610	Callaway Golf Co.	365,887
29,760	Interval Leisure Group, Inc.	567,225
		3,585,552
	Lodging—1.1%
43,296	Boyd Gaming Corp.(a)	519,552
14,466	Marcus Corp.	185,743
7,326	Monarch Casino & Resort, Inc.(a)	94,286
		799,581
	Machinery-Diversified—0.8%
20,155	iRobot Corp.(a)	586,309
	Media—0.6%
19,557	Digital Generation, Inc.(a)	131,032
21,983	E.W. Scripps Co. (The), Class A(a)	305,344
		436,376
	Miscellaneous Manufacturing—3.4%
48,221	Hillenbrand, Inc.	1,211,794
13,636	Movado Group, Inc.	412,352
14,818	Sturm Ruger & Co., Inc.	759,719
		2,383,865
	Retail—46.4%
13,065	Big 5 Sporting Goods Corp.	219,492
927	Biglari Holdings, Inc.(a)	359,009
19,048	BJ's Restaurants, Inc.(a)	653,346
31,346	Brown Shoe Co., Inc.	530,061
21,021	Buckle, Inc. (The)	1,020,570
14,336	Buffalo Wild Wings, Inc.(a)	1,290,240
20,725	Cato Corp. (The), Class A	497,607
12,930	CEC Entertainment, Inc.	431,474
18,146	Children's Place Retail Stores, Inc. (The)(a)	887,702
28,450	Christopher & Banks Corp.(a)	197,727
21,472	Coinstar, Inc.(a)	1,133,936
15,495	Coldwater Creek, Inc.(a)	55,317
18,276	Cracker Barrel Old Country Store, Inc.	1,512,156
12,392	DineEquity, Inc.	882,806
92,173	Fifth & Pacific Cos., Inc.(a)	1,900,607
38,238	Finish Line, Inc. (The), Class A	741,435
33,736	Francesca's Holdings Corp.(a)	963,500
Number of Shares		Value
	Common Stocks (Continued)
25,969	Fred's, Inc., Class A	$369,539
18,578	Genesco, Inc.(a)	1,143,476
16,548	Group 1 Automotive, Inc.	1,000,823
15,233	Haverty Furniture Cos., Inc.	362,241
19,857	Hibbett Sports, Inc.(a)	1,089,156
32,548	Hot Topic, Inc.	454,045
33,479	Jack in the Box, Inc.(a)	1,200,222
21,497	Jos. A. Bank Clothiers, Inc.(a)	938,989
11,556	Kirkland's, Inc.(a)	139,365
16,217	Lithia Motors, Inc., Class A	803,066
20,896	Lumber Liquidators Holdings, Inc.(a)	1,712,636
18,340	MarineMax, Inc.(a)	212,561
36,800	Men's Wearhouse, Inc. (The)	1,232,800
66,836	OfficeMax, Inc.	769,282
12,962	Papa John's International, Inc.(a)	816,606
40,848	Pep Boys – Manny, Moe & Jack (The)	473,837
15,386	PetMed Express, Inc.	192,325
9,818	Red Robin Gourmet Burgers, Inc.(a)	474,897
44,612	Ruby Tuesday, Inc.(a)	430,060
12,073	Rue21, Inc.(a)	385,129
27,327	Ruth's Hospitality Group, Inc.(a)	270,811
26,506	Sonic Automotive, Inc., Class A	582,867
40,226	Sonic Corp.(a)	504,032
24,546	Stage Stores, Inc.	679,679
21,187	Stein Mart, Inc.	167,589
44,247	Texas Roadhouse, Inc.	1,039,805
32,729	Tuesday Morning Corp.(a)	265,432
23,214	Vitamin Shoppe, Inc.(a)	1,140,968
20,164	Zale Corp.(a)	89,528
17,124	Zumiez, Inc.(a)	496,082
		32,714,833
	Toys/Games/Hobbies—0.3%
15,923	JAKKS Pacific, Inc.	173,720
	Total Common Stocks (Cost $53,958,872)	70,478,019
	Money Market Fund—0.0%
27,055	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $27,055)	27,055
	Total Investments (Cost $53,985,927)—100.0%	70,505,074
	Liabilities in excess of other assets—(0.0)%	(28,902)
	Net Assets—100.0%	$70,476,172

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Food	53.8
Household Products/Wares	11.0
Retail	9.6
Environmental Control	9.5
Agriculture	6.5
Beverages	4.6
Money Market Fund	4.2
Cosmetics/Personal Care	2.8
Commercial Services	2.1
Liabilities in excess of other assets	(4.1)

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Agriculture—6.5%
118,724	Alliance One International, Inc.(a)	$445,215
20,771	Andersons, Inc. (The)	1,132,435
		1,577,650
	Beverages—4.6%
6,521	Boston Beer Co., Inc. (The), Class A(a)(b)	1,104,136
	Commercial Services—2.1%
19,690	Medifast, Inc.(a)	515,878
	Cosmetics/Personal Care—2.8%
23,360	Inter Parfums, Inc.	676,739
	Environmental Control—9.5%
123,152	Darling International, Inc.(a)	2,279,544
	Food—53.8%
33,552	B&G Foods, Inc.	1,035,415
18,378	Calavo Growers, Inc.	521,200
20,090	Cal-Maine Foods, Inc.	857,441
31,807	Diamond Foods, Inc.(a)(b)	479,650
48,573	Hain Celestial Group, Inc. (The)(a)	3,169,388
14,324	J & J Snack Foods Corp.	1,074,587
17,689	Nash Finch Co.	363,509
19,051	Sanderson Farms, Inc.	1,167,064
11,210	Seneca Foods Corp., Class A(a)	365,334
40,684	Snyders-Lance, Inc.	1,024,423
31,345	Spartan Stores, Inc.	525,969
37,846	TreeHouse Foods, Inc.(a)	2,411,169
		12,995,149
Number of Shares		Value
	Common Stocks (Continued)
	Household Products/Wares—11.0%
59,966	Central Garden & Pet Co., Class A(a)	$527,701
41,627	Prestige Brands Holdings, Inc.(a)	1,121,847
18,703	WD-40 Co.	1,008,653
		2,658,201
	Retail—9.6%
40,052	Casey's General Stores, Inc.	2,319,411
	Total Common Stocks (Cost $21,689,311)	24,126,708
	Money Market Fund—0.0%
4,872	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $4,872)	4,872
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $21,694,183)—99.9%	24,131,580

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.2%
1,006,830	Invesco Liquid Assets Portfolio—Institutional Class (Cost $1,006,830)(c)(d)	$1,006,830
	Total Investments (Cost $22,701,013)—104.1%	25,138,410
	Liabilities in excess of other assets—(4.1)%	(992,034)
	Net Assets—100.0%	$24,146,376

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at April 30, 2013.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares S&P SmallCap Energy Portfolio (PSCE)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Oil & Gas Services	46.2
Oil & Gas	38.5
Transportation	10.6
Coal	4.8
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Coal—4.8%
57,308	Cloud Peak Energy, Inc.(a)	$1,119,798
	Oil & Gas—38.5%
31,614	Approach Resources, Inc.(a)	749,884
34,528	Carrizo Oil & Gas, Inc.(a)	836,268
42,315	Comstock Resources, Inc.(a)	662,653
12,025	Contango Oil & Gas Co.	452,381
60,500	Gulfport Energy Corp.(a)	3,157,495
26,933	PDC Energy, Inc.(a)	1,166,199
51,918	Penn Virginia Corp.	209,229
53,100	PetroQuest Energy, Inc.(a)	227,268
46,401	Stone Energy Corp.(a)	915,492
40,507	Swift Energy Co.(a)	524,161
		8,901,030
	Oil & Gas Services—46.2%
25,568	Basic Energy Services, Inc.(a)	351,049
42,223	C&J Energy Services, Inc.(a)	835,593
57,645	Exterran Holdings, Inc.(a)	1,522,981
9,347	Geospace Technologies Corp.(a)	788,606
13,576	Gulf Island Fabrication, Inc.	279,122
23,963	Hornbeck Offshore Services, Inc.(a)	1,076,418
113,432	ION Geophysical Corp.(a)	707,816
29,943	Lufkin Industries, Inc.	2,643,667
24,512	Matrix Service Co.(a)	368,415
58,433	Pioneer Energy Services Corp.(a)	411,953
14,396	SEACOR Holdings, Inc.	1,038,096
73,661	TETRA Technologies, Inc.(a)	672,525
		10,696,241
Number of Shares		Value
	Common Stocks (Continued)
	Transportation—10.6%
32,037	Bristow Group, Inc.	$2,024,739
18,660	Era Group, Inc.(a)	426,381
		2,451,120
	Total Investments (Cost $25,786,516)—100.1%	23,168,189
	Liabilities in excess of other assets—(0.1)%	(12,638)
	Net Assets—100.0%	$23,155,551

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares S&P SmallCap Financials Portfolio (PSCF)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

REITS	36.8
Banks	31.2
Diversified Financial Services	10.6
Insurance	10.2
Savings & Loans	3.2
Retail	2.9
Commercial Services	2.2
Investment Companies	1.8
Real Estate	1.2
Money Market Fund	0.0
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Banks—31.2%
19,492	Bank of the Ozarks, Inc.	$797,808
11,338	Banner Corp.	370,412
51,099	BBCN Bancorp, Inc.	658,155
51,075	Boston Private Financial Holdings, Inc.	492,363
10,118	City Holding Co.	386,305
34,063	Columbia Banking System, Inc.	731,333
25,715	Community Bank System, Inc.	736,478
57,154	CVB Financial Corp.	621,264
93,658	F.N.B. Corp.	1,066,765
45,649	First BanCorp.(a)	269,786
66,558	First Commonwealth Financial Corp.	475,890
37,560	First Financial Bancorp	577,297
19,411	First Financial Bankshares, Inc.	959,097
48,722	First Midwest Bancorp, Inc.	611,461
46,672	Glacier Bancorp, Inc.	861,098
20,424	Hanmi Financial Corp.(a)	315,142
14,952	Home BancShares, Inc.	593,893
14,739	Independent Bank Corp.	457,499
35,531	MB Financial, Inc.	879,748
76,460	National Penn Bancshares, Inc.	748,543
28,553	NBT Bancorp, Inc.	578,198
65,630	Old National Bancorp	799,373
20,846	PacWest Bancorp	578,060
21,193	Pinnacle Financial Partners, Inc.(a)	514,354
38,658	PrivateBancorp, Inc.	741,460
19,282	S&T Bancorp, Inc.	363,851
10,730	Simmons First National Corp., Class A	263,100
20,079	Sterling Bancorp	226,491
121,077	Susquehanna Bancshares, Inc.	1,412,969
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,332	Taylor Capital Group, Inc.(a)	$136,714
26,437	Texas Capital Bancshares, Inc.(a)	1,101,365
7,467	Tompkins Financial Corp.	312,121
60,929	TrustCo Bank Corp. NY	326,579
21,026	UMB Financial Corp.	1,058,449
72,605	Umpqua Holdings Corp.	871,260
29,676	United Bankshares, Inc.	751,100
29,967	United Community Banks, Inc.(a)	328,139
23,124	ViewPoint Financial Group, Inc.	430,569
40,233	Wilshire Bancorp, Inc.(a)	257,089
23,989	Wintrust Financial Corp.	860,245
		24,521,823
	Commercial Services—2.2%
46,326	Geo Group, Inc. (The) REIT	1,734,909
	Diversified Financial Services—10.6%
13,223	Calamos Asset Management, Inc., Class A	150,081
13,988	Encore Capital Group, Inc.(a)	398,518
27,223	Financial Engines, Inc.	990,101
26,489	Interactive Brokers Group, Inc., Class A	398,924
24,621	Investment Technology Group, Inc.(a)	268,123
24,245	MarketAxess Holdings, Inc.	1,026,048
25,863	National Financial Partners Corp.(a)	655,368
10,553	Piper Jaffray Cos., Inc.(a)	356,269
10,968	Portfolio Recovery Associates, Inc.(a)	1,346,322
38,053	Stifel Financial Corp.(a)	1,226,068
18,375	SWS Group, Inc.(a)	104,554
3,760	Virtus Investment Partners, Inc.(a)	718,160
8,002	World Acceptance Corp.(a)	711,058
		8,349,594

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance—10.2%
11,773	AMERISAFE, Inc.	$384,506
13,137	eHealth, Inc.(a)	275,089
19,961	Employers Holdings, Inc.	452,117
25,695	Horace Mann Educators Corp.	579,422
7,527	Infinity Property & Casualty Corp.	427,082
30,349	Meadowbrook Insurance Group, Inc.	236,115
6,846	Navigators Group, Inc. (The)(a)	396,246
39,970	ProAssurance Corp.	1,958,130
11,037	RLI Corp.	793,008
8,247	Safety Insurance Group, Inc.	409,629
35,969	Selective Insurance Group, Inc.	842,754
13,391	Stewart Information Services Corp.	362,494
25,379	Tower Group International Ltd. (Bermuda)	480,171
14,080	United Fire Group, Inc.	393,677
		7,990,440
	Investment Companies—1.8%
127,297	Prospect Capital Corp.	1,404,086
	Real Estate—1.2%
22,591	Forestar Group, Inc.(a)	486,610
21,156	HFF, Inc., Class A	443,218
		929,828
	REITS—36.8%
34,681	Acadia Realty Trust	990,143
35,459	Cedar Realty Trust, Inc.	227,292
53,929	Colonial Properties Trust	1,251,692
67,250	Cousins Properties, Inc.	734,370
126,755	DiamondRock Hospitality Co.	1,265,015
19,411	EastGroup Properties, Inc.	1,224,252
30,367	EPR Properties	1,716,950
46,802	Franklin Street Properties Corp.	714,667
17,330	Getty Realty Corp.	371,035
35,444	Government Properties Income Trust	923,316
57,629	Healthcare Realty Trust, Inc.	1,730,023
50,757	Inland Real Estate Corp.	574,569
55,985	Kite Realty Group Trust	369,501
61,968	LaSalle Hotel Properties	1,606,830
116,494	Lexington Realty Trust	1,492,288
19,824	LTC Properties, Inc.	921,816
96,047	Medical Properties Trust, Inc.	1,545,396
27,471	Mid-America Apartment Communities, Inc.	1,888,082
25,992	Parkway Properties, Inc.	473,834
34,288	Pennsylvania Real Estate Investment Trust	710,790
35,393	Post Properties, Inc.	1,749,476
11,662	PS Business Parks, Inc.	930,628
24,032	Sabra Health Care REIT, Inc.	716,634
8,261	Saul Centers, Inc.	370,093
19,757	Sovran Self Storage, Inc.	1,355,330
61,011	Tanger Factory Outlet Centers, Inc.	2,264,728
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,227	Universal Health Realty Income Trust	$442,037
16,680	Urstadt Biddle Properties, Inc., Class A	371,464
		28,932,251
	Retail—2.9%
18,688	Cash America International, Inc.	815,357
30,901	EZCORP, Inc., Class A(a)	522,227
17,470	First Cash Financial Services, Inc.(a)	899,181
		2,236,765
	Savings & Loans—3.2%
27,944	Bank Mutual Corp.	144,750
45,645	Brookline Bancorp, Inc.	383,418
18,764	Dime Community Bancshares, Inc.	267,762
60,764	Northwest Bancshares, Inc.	744,359
25,316	Oritani Financial Corp.	391,639
35,233	Provident Financial Services, Inc.	540,122
		2,472,050
	Total Common Stocks and Other Equity Interests (Cost $60,824,031)	78,571,746
	Money Market Fund—0.0%
33,676	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $33,676)	33,676
	Total Investments (Cost $60,857,707)—100.1%	78,605,422
	Liabilities in excess of other assets—(0.1)%	(68,999)
	Net Assets—100.0%	$78,536,423

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Healthcare-Products	31.7
Healthcare-Services	19.0
Pharmaceuticals	15.5
Biotechnology	14.1
Commercial Services	9.3
Software	5.6
Distribution/Wholesale	2.4
Electronics	1.6
Internet	0.8
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—14.1%
71,228	Acorda Therapeutics, Inc.(a)	$2,818,492
103,625	ArQule, Inc.(a)	305,694
52,941	Cambrex Corp.(a)	661,233
114,775	Cubist Pharmaceuticals, Inc.(a)	5,270,468
45,011	Emergent Biosolutions, Inc.(a)	690,469
59,038	Enzo Biochem, Inc.(a)	132,245
95,233	Medicines Co. (The)(a)	3,215,066
80,522	Momenta Pharmaceuticals, Inc.(a)	992,031
92,547	Spectrum Pharmaceuticals, Inc.	685,773
		14,771,471
	Commercial Services—9.3%
80,971	AMN Healthcare Services, Inc.(a)	1,111,732
33,885	Chemed Corp.	2,765,694
10,526	CorVel Corp.(a)	499,669
54,644	Cross Country Healthcare, Inc.(a)	273,220
16,780	Landauer, Inc.	937,498
102,786	PAREXEL International Corp.(a)	4,209,087
		9,796,900
	Distribution/Wholesale—2.4%
21,265	MWI Veterinary Supply, Inc.(a)	2,503,103
	Electronics—1.6%
21,630	Analogic Corp.	1,719,152
	Healthcare-Products—31.7%
36,738	Abaxis, Inc.	1,568,345
62,046	ABIOMED, Inc.(a)	1,145,990
125,644	Affymetrix, Inc.(a)	457,344
127,204	Align Technology, Inc.(a)	4,212,996
37,947	Cantel Medical Corp.	1,199,505
Number of Shares		Value
	Common Stocks (Continued)
49,645	CONMED Corp.	$1,555,378
44,225	CryoLife, Inc.	265,350
42,027	Cyberonics, Inc.(a)	1,824,812
42,006	Greatbatch, Inc.(a)	1,173,648
91,299	Haemonetics Corp.(a)	3,515,011
60,561	Hanger, Inc.(a)	1,840,449
22,513	ICU Medical, Inc.(a)	1,356,408
35,635	Integra LifeSciences Holdings(a)	1,248,294
51,387	Invacare Corp.	691,155
67,050	Luminex Corp.(a)	1,115,042
73,236	Meridian Bioscience, Inc.	1,485,958
70,695	Merit Medical Systems, Inc.(a)	683,621
52,964	Natus Medical, Inc.(a)	662,580
77,863	NuVasive, Inc.(a)	1,632,787
31,519	Palomar Medical Technologies, Inc.(a)	427,082
21,522	SurModics, Inc.(a)	569,257
65,053	Symmetry Medical, Inc.(a)	775,432
60,744	West Pharmaceutical Services, Inc.	3,879,112
		33,285,556
	Healthcare-Services—19.0%
61,765	Air Methods Corp.	2,259,981
14,685	Almost Family, Inc.	289,882
54,713	Amedisys, Inc.(a)	549,319
56,803	AmSurg Corp.(a)	1,906,309
43,118	Bio-Reference Labs, Inc.(a)	1,099,509
92,527	Centene Corp.(a)	4,274,747
31,163	Ensign Group, Inc. (The)	1,086,654
50,579	Gentiva Health Services, Inc.(a)	530,574
59,988	Healthways, Inc.(a)	833,233
29,597	IPC The Hospitalist Co., Inc.(a)	1,350,215

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
94,207	Kindred Healthcare, Inc.(a)	$988,231
26,137	LHC Group, Inc.(a)	567,696
47,756	Magellan Health Services, Inc.(a)	2,443,197
51,101	Molina Healthcare, Inc.(a)	1,696,553
		19,876,100
	Internet—0.8%
34,976	HealthStream, Inc.(a)	803,049
	Pharmaceuticals—15.5%
120,429	Akorn, Inc.(a)	1,812,457
19,607	Hi-Tech Pharmacal Co., Inc.	648,208
39,664	Neogen Corp.(a)	2,016,121
52,239	PharMerica Corp.(a)	673,361
103,514	Questcor Pharmaceuticals, Inc.	3,182,020
91,897	Salix Pharmaceuticals Ltd.(a)	4,805,294
115,309	ViroPharma, Inc.(a)	3,142,170
		16,279,631
	Software—5.6%
18,415	Computer Programs & Systems, Inc.	966,051
39,405	Medidata Solutions, Inc.(a)	2,614,916
58,670	Omnicell, Inc.(a)	1,057,233
70,535	Quality Systems, Inc.	1,260,461
		5,898,661
	Total Investments (Cost $98,293,967)—100.0%	104,933,623
	Liabilities in excess of other assets—(0.0)%	(28,261)
	Net Assets—100.0%	$104,905,362

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Aerospace/Defense	13.5
Miscellaneous Manufacturing	12.6
Commercial Services	10.4
Transportation	9.4
Building Materials	6.7
Machinery-Diversified	6.6
Electrical Components & Equipment	6.6
Engineering & Construction	6.3
Electronics	6.2
Metal Fabricate/Hardware	3.6
Housewares	3.1
Textiles	2.7
Airlines	2.5
Environmental Control	2.0
Distribution/Wholesale	1.6
Hand/Machine Tools	1.5
Auto Parts & Equipment	1.4
Storage/Warehousing	1.3
Office Furnishings	1.1
Machinery-Construction & Mining	0.8
Media	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—13.5%
18,789	AAR Corp.	$335,571
9,019	Aerovironment, Inc.(a)	174,608
7,593	Cubic Corp.	326,271
22,092	Curtiss-Wright Corp.	725,501
28,663	GenCorp, Inc.(a)	374,625
12,592	Kaman Corp.	425,484
21,457	Moog, Inc., Class A(a)	991,528
2,315	National Presto Industries, Inc.	173,625
28,303	Orbital Sciences Corp.(a)	510,020
17,656	Teledyne Technologies, Inc.(a)	1,325,259
		5,362,492
	Airlines—2.5%
7,252	Allegiant Travel Co.	651,955
24,521	SkyWest, Inc.	350,895
		1,002,850
	Auto Parts & Equipment—1.4%
25,324	Titan International, Inc.	564,978
	Building Materials—6.7%
8,824	AAON, Inc.	250,690
13,481	Apogee Enterprises, Inc.	343,496
17,628	Comfort Systems USA, Inc.	226,167
13,810	Gibraltar Industries, Inc.(a)	258,247
21,731	Griffon Corp.	223,829
8,959	NCI Building Systems, Inc.(a)	153,378
17,501	Quanex Building Products Corp.	284,741
19,071	Simpson Manufacturing Co., Inc.	548,101
9,367	Universal Forest Products, Inc.	361,566
		2,650,215
Number of Shares		Value
	Common Stocks (Continued)
	Commercial Services—10.4%
23,994	ABM Industries, Inc.	$541,065
6,598	CDI Corp.	103,391
3,869	Consolidated Graphics, Inc.(a)	138,007
32,305	Healthcare Services Group, Inc.	720,078
7,740	Heidrick & Struggles International, Inc.	102,323
10,452	Insperity, Inc.	288,789
12,844	Kelly Services, Inc., Class A	218,605
23,003	Korn/Ferry International(a)	380,700
24,055	Navigant Consulting, Inc.(a)	296,598
20,633	On Assignment, Inc.(a)	500,763
19,409	Resources Connection, Inc.	220,486
19,223	TrueBlue, Inc.(a)	398,300
9,589	Viad Corp.	249,793
		4,158,898
	Distribution/Wholesale—1.6%
19,085	United Stationers, Inc.	619,690
	Electrical Components & Equipment—6.6%
21,074	Belden, Inc.	1,041,477
8,803	Encore Wire Corp.	288,298
22,634	EnerSys(a)	1,037,543
4,295	Powell Industries, Inc.(a)	211,486
9,301	Vicor Corp.(a)	49,946
		2,628,750
	Electronics—6.2%
3,859	American Science & Engineering, Inc.	248,828
21,832	Brady Corp., Class A	739,668
12,499	ESCO Technologies, Inc.	449,589
25,612	II-VI, Inc.(a)	396,218

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
13,351	Watts Water Technologies, Inc., Class A	$628,298
		2,462,601
	Engineering & Construction—6.3%
18,378	Aegion Corp.(a)	387,041
15,627	Dycom Industries, Inc.(a)	301,914
31,709	EMCOR Group, Inc.	1,185,916
7,848	Engility Holdings, Inc.(a)	188,038
6,215	Exponent, Inc.	327,530
12,854	Orion Marine Group, Inc.(a)	117,743
		2,508,182
	Environmental Control—2.0%
30,543	Tetra Tech, Inc.(a)	802,976
	Hand/Machine Tools—1.5%
18,292	Franklin Electric Co., Inc.	592,112
	Housewares—3.1%
27,602	Toro Co. (The)	1,242,366
	Machinery-Construction & Mining—0.8%
9,932	Astec Industries, Inc.	326,068
	Machinery-Diversified—6.6%
13,673	Albany International Corp., Class A	397,201
19,929	Applied Industrial Technologies, Inc.	842,000
22,802	Briggs & Stratton Corp.	512,817
6,078	Lindsay Corp.	466,912
8,746	Tennant Co.	418,234
		2,637,164
	Media—0.1%
13,639	Dolan Co. (The)(a)	23,596
	Metal Fabricate/Hardware—3.6%
8,281	CIRCOR International, Inc.	391,940
15,183	Kaydon Corp.	361,963
13,311	Mueller Industries, Inc.	689,243
		1,443,146
	Miscellaneous Manufacturing—12.6%
18,380	A.O. Smith Corp.	1,386,404
34,530	Actuant Corp., Class A	1,080,789
12,011	AZZ, Inc.	507,945
22,369	Barnes Group, Inc.	621,187
9,804	EnPro Industries, Inc.(a)	483,141
29,486	Federal Signal Corp.(a)	228,811
13,691	John Bean Technologies Corp.	283,951
8,053	Lydall, Inc.(a)	115,480
6,012	Standex International Corp.	318,035
		5,025,743
	Office Furnishings—1.1%
27,155	Interface, Inc.	454,575
	Storage/Warehousing—1.3%
18,083	Mobile Mini, Inc.(a)	508,675
Number of Shares		Value
	Common Stocks (Continued)
	Textiles—2.7%
9,101	G&K Services, Inc., Class A	$427,656
7,091	UniFirst Corp.	645,636
		1,073,292
	Transportation—9.4%
11,281	Arkansas Best Corp.	118,563
12,516	Atlas Air Worldwide Holdings, Inc.(a)	468,099
14,011	Forward Air Corp.	516,866
21,667	Heartland Express, Inc.	294,021
16,742	Hub Group, Inc., Class A(a)	613,594
27,969	Knight Transportation, Inc.	436,876
33,448	Old Dominion Freight Line, Inc.(a)	1,287,748
		3,735,767
	Total Investments (Cost $36,986,244)—100.0%	39,824,136
	Liabilities in excess of other assets—(0.0)%	(4,895)
	Net Assets—100.0%	$39,819,241

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Semiconductors	20.4
Electronics	17.0
Computers	15.9
Software	13.4
Telecommunications	10.4
Internet	10.1
Commercial Services	7.0
Machinery-Diversified	2.2
Electrical Components & Equipment	2.1
Distribution/Wholesale	0.8
Diversified Financial Services	0.3
Home Furnishings	0.3
Miscellaneous Manufacturing	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—7.0%
51,891	Cardtronics, Inc.(a)	$1,453,467
30,155	ExlService Holdings, Inc.(a)	983,656
16,783	Forrester Research, Inc.	601,671
42,765	Heartland Payment Systems, Inc.	1,406,541
39,474	MAXIMUS, Inc.	3,145,683
25,467	TeleTech Holdings, Inc.(a)	542,192
		8,133,210
	Computers—15.9%
91,701	3D Systems Corp.(a)	3,506,646
16,406	Agilysys, Inc.(a)	191,622
26,649	CACI International, Inc., Class A(a)	1,558,700
77,876	CIBER, Inc.(a)	331,752
53,340	Electronics for Imaging, Inc.(a)	1,425,245
35,319	iGATE Corp.(a)	589,474
51,678	Insight Enterprises, Inc.(a)	936,405
50,025	j2 Global, Inc.	2,036,017
58,206	LivePerson, Inc.(a)	746,201
22,736	Manhattan Associates, Inc.(a)	1,596,295
37,393	Mercury Systems, Inc.(a)	289,048
18,210	MTS Systems Corp.	1,109,899
41,445	NetScout Systems, Inc.(a)	945,360
26,587	RadiSys Corp.(a)	131,872
30,702	Super Micro Computer, Inc.(a)	295,353
45,123	Sykes Enterprises, Inc.(a)	694,443
Number of Shares		Value
	Common Stocks (Continued)
37,220	Synaptics, Inc.(a)	$1,534,581
23,493	Virtusa Corp.(a)	521,780
		18,440,693
	Distribution/Wholesale—0.8%
32,225	ScanSource, Inc.(a)	933,558
	Diversified Financial Services—0.3%
38,094	Higher One Holdings, Inc.(a)	375,607
	Electrical Components & Equipment—2.1%
40,792	Advanced Energy Industries, Inc.(a)	692,648
25,512	Littelfuse, Inc.	1,781,248
		2,473,896
	Electronics—17.0%
16,572	Badger Meter, Inc.	723,865
12,187	Bel Fuse, Inc., Class B	179,393
63,919	Benchmark Electronics, Inc.(a)	1,140,315
47,225	Checkpoint Systems, Inc.(a)	546,393
28,051	Coherent, Inc.	1,568,892
38,924	CTS Corp.	414,541
36,407	Cymer, Inc.(a)	3,813,997
43,171	Daktronics, Inc.	431,278
29,042	Electro Scientific Industries, Inc.	313,073
19,665	FARO Technologies, Inc.(a)	762,805
44,620	FEI Co.	2,850,326
17,877	Measurement Specialties, Inc.(a)	764,599
See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
40,773	Methode Electronics, Inc.	$586,316
44,363	Newport Corp.(a)	672,100
21,831	OSI Systems, Inc.(a)	1,250,916
22,400	Park Electrochemical Corp.	534,688
40,272	Plexus Corp.(a)	1,086,136
32,589	Rofin-Sinar Technologies, Inc.(a)	811,466
19,646	Rogers Corp.(a)	837,705
60,730	TTM Technologies, Inc.(a)	439,078
		19,727,882
	Home Furnishings—0.3%
21,728	DTS, Inc.(a)	364,596
	Internet—10.1%
47,287	Blucora, Inc.(a)	698,429
37,651	comScore, Inc.(a)	608,817
49,860	Dealertrack Technologies, Inc.(a)	1,388,601
56,991	Dice Holdings, Inc.(a)	481,004
28,502	Liquidity Services, Inc.(a)	937,716
68,212	NIC, Inc.	1,148,690
26,585	OpenTable, Inc.(a)	1,472,543
20,155	PC-Tel, Inc.	134,434
38,352	Perficient, Inc.(a)	401,929
29,736	QuinStreet, Inc.(a)	194,473
35,519	Sourcefire, Inc.(a)	1,696,387
16,265	Stamps.com, Inc.(a)	550,408
106,607	United Online, Inc.	724,928
33,398	VASCO Data Security International, Inc.(a)	284,217
42,338	Websense, Inc.(a)	755,310
28,467	XO Group, Inc.(a)	320,538
		11,798,424
	Machinery-Diversified—2.2%
46,423	Cognex Corp.	1,842,993
65,092	Intermec, Inc.(a)	640,505
27,527	Intevac, Inc.(a)	124,698
		2,608,196
	Miscellaneous Manufacturing—0.1%
44,887	STR Holdings, Inc.(a)	100,996
	Semiconductors—20.4%
37,042	ATMI, Inc.(a)	805,664
76,834	Brooks Automation, Inc.	746,827
27,022	Cabot Microelectronics Corp.(a)	905,507
25,963	CEVA, Inc.(a)	396,195
74,547	Cirrus Logic, Inc.(a)	1,439,503
26,536	Cohu, Inc.	253,950
41,569	Diodes, Inc.(a)	842,188
25,216	DSP Group, Inc.(a)	203,493
103,442	Entropic Communications, Inc.(a)	438,594
53,499	Exar Corp.(a)	576,719
137,823	GT Advanced Technologies, Inc.(a)	541,644
Number of Shares		Value
	Common Stocks (Continued)
31,321	Hittite Microwave Corp.(a)	$1,757,421
71,400	Kopin Corp.(a)	236,334
86,989	Kulicke & Soffa Industries, Inc.(a)	1,005,593
54,432	Micrel, Inc.	547,586
105,691	Microsemi Corp.(a)	2,198,373
60,948	MKS Instruments, Inc.	1,637,673
37,623	Monolithic Power Systems, Inc.	907,467
24,502	Nanometrics, Inc.(a)	343,763
24,759	Pericom Semiconductor Corp.(a)	159,943
33,338	Power Integrations, Inc.	1,380,527
19,835	Rubicon Technology, Inc.(a)	146,977
37,509	Rudolph Technologies, Inc.(a)	437,730
38,749	Sigma Designs, Inc.(a)	184,445
12,001	Supertex, Inc.	252,981
60,597	Tessera Technologies, Inc.	1,234,361
186,166	TriQuint Semiconductor, Inc.(a)	1,087,210
31,554	Ultratech, Inc.(a)	929,896
45,347	Veeco Instruments, Inc.(a)	1,726,360
29,014	Volterra Semiconductor Corp.(a)	377,472
		23,702,396
	Software—13.4%
35,160	Avid Technology, Inc.(a)	231,704
52,844	Blackbaud, Inc.	1,548,858
43,549	Bottomline Technologies, Inc.(a)	1,140,984
39,040	CSG Systems International, Inc.(a)	843,654
30,291	Digi International, Inc.(a)	276,254
40,935	Digital River, Inc.(a)	592,739
37,130	Ebix, Inc.	690,989
37,025	EPIQ Systems, Inc.	517,239
17,236	Interactive Intelligence Group, Inc.(a)	714,088
10,328	MicroStrategy, Inc., Class A(a)	931,482
43,392	Monotype Imaging Holdings, Inc.	1,006,260
67,009	Progress Software Corp.(a)	1,512,393
31,351	Synchronoss Technologies, Inc.(a)	888,487
30,683	SYNNEX Corp.(a)	1,061,632
106,129	Take-Two Interactive Software, Inc.(a)	1,619,529
31,295	Tyler Technologies, Inc.(a)	1,979,096
		15,555,388
	Telecommunications—10.4%
31,062	Anixter International, Inc.	2,228,388
132,289	ARRIS Group, Inc.(a)	2,184,091
18,877	Black Box Corp.	410,009
20,144	Comtech Telecommunications Corp.	495,744
133,412	Harmonic, Inc.(a)	757,780
61,807	Ixia(a)	1,017,961
25,864	LogMeIn, Inc.(a)	584,009
44,517	NETGEAR, Inc.(a)	1,326,161
22,027	Oplink Communications, Inc.(a)	361,683
23,777	Procera Networks, Inc.(a)	263,687

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
47,120	Symmetricom, Inc.(a)	$245,024
46,948	ViaSat, Inc.(a)	2,275,570
		12,150,107
	Total Investments (Cost $112,983,750)—100.0%	116,364,949
	Liabilities in excess of other assets—(0.0)%	(29,654)
	Net Assets—100.0%	$116,335,295

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares S&P SmallCap Materials Portfolio (PSCM)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Chemicals	35.5
Forest Products & Paper	22.4
Mining	15.0
Miscellaneous Manufacturing	7.9
Building Materials	6.3
Metal Fabricate/Hardware	5.8
Coal	3.1
Environmental Control	2.7
Iron/Steel	1.3
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—6.3%
14,910	Headwaters, Inc.(a)	$161,923
4,261	Texas Industries, Inc.(a)	271,340
		433,263
	Chemicals—35.5%
6,026	A. Schulman, Inc.	156,495
4,955	American Vanguard Corp.	142,902
6,050	Balchem Corp.	262,207
10,212	H.B. Fuller Co.	387,035
1,881	Hawkins, Inc.	69,954
4,467	Innophos Holdings, Inc.	229,202
6,606	Kraton Performance Polymers, Inc.(a)	150,022
6,627	OM Group, Inc.(a)	162,163
20,314	PolyOne Corp.	457,675
2,677	Quaker Chemical Corp.	165,225
3,596	Stepan Co.	204,756
4,582	Zep, Inc.	69,646
		2,457,282
	Coal—3.1%
14,336	SunCoke Energy, Inc.(a)	216,904
	Environmental Control—2.7%
11,035	Calgon Carbon Corp.(a)	188,036
	Forest Products & Paper—22.4%
7,953	Buckeye Technologies, Inc.	298,953
4,704	Clearwater Paper Corp.(a)	216,478
2,228	Deltic Timber Corp.	139,206
7,967	KapStone Paper and Packaging Corp.	235,664
3,245	Neenah Paper, Inc.	93,326
8,769	P.H. Glatfelter Co.	210,456
6,422	Schweitzer-Mauduit International, Inc.	258,742
Number of Shares		Value
	Common Stocks (Continued)
9,494	Wausau Paper Corp.	$96,649
		1,549,474
	Iron/Steel—1.3%
27,886	AK Steel Holding Corp.	93,418
	Metal Fabricate/Hardware—5.8%
3,403	A.M. Castle & Co.(a)	58,940
2,526	Haynes International, Inc.	122,789
1,881	Olympic Steel, Inc.	37,620
6,229	RTI International Metals, Inc.(a)	180,765
		400,114
	Mining—15.0%
5,166	AMCOL International Corp.	158,958
10,509	Century Aluminum Co.(a)	85,753
13,098	Globe Specialty Metals, Inc.	171,060
3,438	Kaiser Aluminum Corp.	216,594
4,181	Materion Corp.	110,755
24,061	Stillwater Mining Co.(a)	299,319
		1,042,439
	Miscellaneous Manufacturing—7.9%
4,222	Koppers Holdings, Inc.	185,388
3,854	LSB Industries, Inc.(a)	125,872
6,295	Myers Industries, Inc.	93,292
4,924	Tredegar Corp.	145,750
		550,302
	Total Investments (Cost $6,871,215)—100.0%	6,931,232
	Liabilities in excess of other assets—(0.0)%	(2,768)
	Net Assets—100.0%	$6,928,464

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Gas	39.8
Electric	38.2
Telecommunications	17.8
Water	4.2
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electric—38.2%
31,398	ALLETE, Inc.	$1,612,287
56,839	Avista Corp.	1,594,334
23,028	CH Energy Group, Inc.	1,496,129
44,457	El Paso Electric Co.	1,665,359
38,123	NorthWestern Corp.	1,640,052
68,816	UIL Holdings Corp.	2,865,498
55,982	UNS Energy Corp.	2,852,843
		13,726,502
	Gas—39.8%
36,477	Laclede Group, Inc. (The)	1,703,841
56,555	New Jersey Resources Corp.	2,669,396
34,080	Northwest Natural Gas Co.	1,515,538
102,636	Piedmont Natural Gas Co., Inc.	3,533,757
27,206	South Jersey Industries, Inc.	1,678,610
62,622	Southwest Gas Corp.	3,173,057
		14,274,199
	Telecommunications—17.8%
25,044	Atlantic Tele-Network, Inc.	1,271,484
79,594	Cbeyond, Inc.(a)	698,835
469,990	Cincinnati Bell, Inc.(a)	1,654,365
86,821	General Communication, Inc., Class A(a)	843,032
39,568	Lumos Networks Corp.	533,772
40,349	NTELOS Holdings Corp.	593,937
58,561	USA Mobility, Inc.	794,673
		6,390,098
	Water—4.2%
27,099	American States Water Co.	1,503,452
	Total Investments (Cost $29,200,399)—100.0%	35,894,251
	Other assets less liabilities—0.0%	11,184
	Net Assets—100.0%	$35,905,435

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

22

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Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)
ASSETS:
Unaffiliated investments, at value	$65,826,497	$70,505,074	$24,131,580	$23,168,189	$78,605,422
Affiliated investments, at value(a)	—	—	1,006,830	—	—
Total investments, at value	65,826,497	70,505,074	25,138,410	23,168,189	78,605,422
Receivables:
Shares sold	4,694,093	1,894,009	—	—	—
Dividends and interest	11,835	15,928	15,106	—	86,553
Investments sold	—	2,838,426	—	—	—
Security lending	—	—	5,573	—	—
Total Assets	70,532,425	75,253,437	25,159,089	23,168,189	78,691,975
LIABILITIES:
Due to custodian	—	—	—	6,716	—
Payables:
Shares repurchased	4,694,636	1,904,762	—	—	—
Investments purchased	—	2,856,330	—	—	136,807
Collateral upon return of securities loaned	—	—	1,006,830	—	—
Accrued unitary management fees	28,526	16,173	5,883	5,922	18,745
Total Liabilities	4,723,162	4,777,265	1,012,713	12,638	155,552
NET ASSETS	$65,809,263	$70,476,172	$24,146,376	$23,155,551	$78,536,423
NET ASSETS CONSIST OF:
Shares of beneficial interest	$61,078,171	$54,245,573	$19,574,519	$36,019,986	$57,747,410
Undistributed net investment income (loss)	(1,455)	53,307	11,356	(11,022)	325,530
Undistributed net realized gain (loss)	(170,501)	(341,855)	2,123,104	(10,235,086)	2,715,768
Net unrealized appreciation (depreciation)	4,903,048	16,519,147	2,437,397	(2,618,327)	17,747,715
Net Assets	$65,809,263	$70,476,172	$24,146,376	$23,155,551	$78,536,423
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,001	1,850,000	600,000	600,000	2,250,000
Net asset value	$31.34	$38.10	$40.24	$38.59	$34.91
Market price	$31.34	$38.04	$40.24	$38.55	$34.86
Unaffiliated investments, at cost	$60,923,449	$53,985,927	$21,694,183	$25,786,516	$60,857,707
Affiliated investments, at cost	$—	$—	$1,006,830	$—	$—
Total investments, at cost	$60,923,449	$53,985,927	$22,701,013	$25,786,516	$60,857,707
(a)Includes securities on loan with an aggregate value of:	$—	$—	$976,707	$—	$—

See Notes to Financial Statements.

24

	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
ASSETS:
Unaffiliated investments, at value	$104,933,623	$39,824,136	$116,364,949	$6,931,232	$35,894,251
Affiliated investments, at value(a)	—	—	—	—	—
Total investments, at value	104,933,623	39,824,136	116,364,949	6,931,232	35,894,251
Receivables:
Shares sold	—	—	3,323,865	1,722,340	—
Dividends and interest	11,759	11,102	12,946	5,056	27,066
Investments sold	1,979,321	—	4,737	1,727,833	—
Security lending	—	—	—	—	—
Total Assets	106,924,703	39,835,238	119,706,497	10,386,461	35,921,317
LIABILITIES:
Due to custodian	14,798	6,567	19,214	2,537	7,986
Payables:
Shares repurchased	1,979,346	—	3,325,568	1,732,116	—
Investments purchased	—	—	—	1,721,723	—
Collateral upon return of securities loaned	—	—	—	—	—
Accrued unitary management fees	25,197	9,430	26,420	1,621	7,896
Total Liabilities	2,019,341	15,997	3,371,202	3,457,997	15,882
NET ASSETS	$104,905,362	$39,819,241	$116,335,295	$6,928,464	$35,905,435
NET ASSETS CONSIST OF:
Shares of beneficial interest	$95,760,953	$36,985,069	$115,381,373	$6,531,480	$29,964,695
Undistributed net investment income (loss)	(37)	18,837	(53,979)	2,302	144,840
Undistributed net realized gain (loss)	2,504,790	(22,557)	(2,373,298)	334,665	(897,952)
Net unrealized appreciation (depreciation)	6,639,656	2,837,892	3,381,199	60,017	6,693,852
Net Assets	$104,905,362	$39,819,241	$116,335,295	$6,928,464	$35,905,435
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,650,000	1,150,000	3,500,000	200,000	1,050,000
Net asset value	$39.59	$34.63	$33.24	$34.64	$34.20
Market price	$39.49	$34.61	$33.24	$34.56	$34.13
Unaffiliated investments, at cost	$98,293,967	$36,986,244	$112,983,750	$6,871,215	$29,200,399
Affiliated investments, at cost	$—	$—	$—	$—	$—
Total investments, at cost	$98,293,967	$36,986,244	$112,983,750	$6,871,215	$29,200,399
(a)Includes securities on loan with an aggregate value of:	$—	$—	$—	$—	$—

25

Statements of Operations

Six Months Ended April 30, 2013
(Unaudited)

	PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)
INVESTMENT INCOME:
Dividend income	$192,980	$615,468	$105,292	$275,329	$1,324,420
Securities lending income	—	—	47,815	—	—
Foreign withholding tax	(1,802)	—	—	—	—
Total Income	191,178	615,468	153,107	275,329	1,324,420
EXPENSES:
Unitary management fees	85,758	93,348	39,857	42,533	108,961
Net Investment Income	105,420	522,120	113,250	232,796	1,215,459
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(682,159)	(668,791)	(745,772)	(937,496)	(152,890)
In-kind redemptions	727,604	1,594,949	3,391,836	(2,875,835)	3,375,312
Net realized gain (loss)	45,445	926,158	2,646,064	(3,813,331)	3,222,422
Net change in unrealized appreciation investment securities	4,809,367	10,226,380	1,657,213	8,179,083	7,579,659
Net realized and unrealized gain	4,854,812	11,152,538	4,303,277	4,365,752	10,802,081
Net increase in net assets resulting from operations	$4,960,232	$11,674,658	$4,416,527	$4,598,548	$12,017,540

See Notes to Financial Statements.

26

	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
INVESTMENT INCOME:
Dividend income	$536,197	$269,021	$357,052	$52,931	$529,728
Securities lending income	—	—	—	—	—
Foreign withholding tax	—	—	—	—	—
Total Income	536,197	269,021	357,052	52,931	529,728
EXPENSES:
Unitary management fees	157,532	41,565	139,799	9,320	42,843
Net Investment Income	378,665	227,456	217,253	43,611	486,885
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	102,546	(41,217)	(904,072)	(198,489)	(636,375)
In-kind redemptions	5,022,704	502,395	1,805,631	750,000	—
Net realized gain (loss)	5,125,250	461,178	901,559	551,511	(636,375)
Net change in unrealized appreciation investment securities	10,442,408	2,464,400	10,146,601	260,950	3,999,655
Net realized and unrealized gain	15,567,658	2,925,578	11,048,160	812,461	3,363,280
Net increase in net assets resulting from operations	$15,946,323	$3,153,034	$11,265,413	$856,072	$3,850,165

27

Statements of Changes in Net Assets

	PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)		PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)		PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
	Six Months Ended April 30, 2013 (Unaudited)	For the Period July 16, 2012(a) through October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$105,420	$10,064	$522,120	$278,715	$113,250	$244,203
Net realized gain (loss)	45,445	(11,363)	926,158	1,956,638	2,646,064	1,332,256
Net change in unrealized appreciation	4,809,367	93,681	10,226,380	6,590,071	1,657,213	1,248,758
Net increase (decrease) in net assets resulting from operations	4,960,232	92,382	11,674,658	8,825,424	4,416,527	2,825,217
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(116,939)	—	(544,052)	(289,513)	(191,916)	(169,699)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(116,939)	—	(544,052)	(289,513)	(191,916)	(169,699)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	55,194,660	15,462,033	1,894,009	22,856,029	7,274,767	25,963,585
Value of shares repurchased	(8,459,612)	(1,323,493)	(3,699,231)	(13,691,501)	(16,450,112)	(11,845,625)
Net increase (decrease) in net assets resulting from shares transactions	46,735,048	14,138,540	(1,805,222)	9,164,528	(9,175,345)	14,117,960
Increase (Decrease) in Net Assets	51,578,341	14,230,922	9,325,384	17,700,439	(4,950,734)	16,773,478
NET ASSETS:
Beginning of period	14,230,922	—	61,150,788	43,450,349	29,097,110	12,323,632
End of period	$65,809,263	$14,230,922	$70,476,172	$61,150,788	$24,146,376	$29,097,110
Undistributed net investment income (loss) at end of period	$(1,455)	$10,064	$53,307	$75,239	$11,356	$90,022
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,850,000	600,001	50,000	750,000	200,000	800,000
Shares repurchased	(300,000)	(50,000)	(100,000)	(450,000)	(450,000)	(350,000)
Shares outstanding, beginning of period	550,001	—	1,900,000	1,600,000	850,000	400,000
Shares outstanding, end of period	2,100,001	550,001	1,850,000	1,900,000	600,000	850,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

28

	PowerShares S&P SmallCap Energy Portfolio (PSCE)		PowerShares S&P SmallCap Financials Portfolio (PSCF)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$232,796	$14,349	$1,215,459	$1,470,432
Net realized gain (loss)	(3,813,331)	(5,508,839)	3,222,422	4,062,366
Net change in unrealized appreciation	8,179,083	3,438,285	7,579,659	5,450,234
Net increase (decrease) in net assets resulting from operations	4,598,548	(2,056,205)	12,017,540	10,983,032
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(224,127)	(34,040)	(1,479,560)	(1,235,133)
Return of capital	—	(1,192)	—	—
Total distributions to shareholders	(224,127)	(35,232)	(1,479,560)	(1,235,133)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	28,300,795	6,479,524	26,134,667
Value of shares repurchased	(20,539,295)	(43,995,171)	(9,955,905)	(24,964,342)
Net increase (decrease) in net assets resulting from shares transactions	(20,539,295)	(15,694,376)	(3,476,381)	1,170,325
Increase (Decrease) in Net Assets	(16,164,874)	(17,785,813)	7,061,599	10,918,224
NET ASSETS:
Beginning of period	39,320,425	57,106,238	71,474,824	60,556,600
End of period	$23,155,551	$39,320,425	$78,536,423	$71,474,824
Undistributed net investment income (loss) at end of period	$(11,022)	$(19,691)	$325,530	$589,631
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	800,000	200,000	900,000
Shares repurchased	(600,000)	(1,300,000)	(300,000)	(850,000)
Shares outstanding, beginning of period	1,200,000	1,700,000	2,350,000	2,300,000
Shares outstanding, end of period	600,000	1,200,000	2,250,000	2,350,000

29

Statements of Changes in Net Assets (Continued)

	PowerShares S&P SmallCap Health Care Portfolio (PSCH)		PowerShares S&P SmallCap Industrials Portfolio (PSCI)		PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$378,665	$46,218	$227,456	$380,984	$217,253	$676,095
Net realized gain (loss)	5,125,250	5,454,653	461,178	2,241,979	901,559	6,612,299
Net change in unrealized appreciation (depreciation)	10,442,408	8,476,184	2,464,400	100,702	10,146,601	(1,375,771)
Net increase (decrease) in net assets resulting from operations	15,946,323	13,977,055	3,153,034	2,723,665	11,265,413	5,912,623
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(422,716)	(1,071,157)	(380,881)	(247,735)	(899,671)	(47,656)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(422,716)	(1,071,157)	(380,881)	(247,735)	(899,671)	(47,656)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,924,779	49,190,613	23,797,562	13,016,196	35,060,078	44,879,720
Value of shares repurchased	(34,408,158)	(46,712,105)	(5,113,736)	(22,826,715)	(7,596,502)	(52,859,202)
Net increase (decrease) in net assets resulting from shares transactions	(32,483,379)	2,478,508	18,683,826	(9,810,519)	27,463,576	(7,979,482)
Increase (Decrease) in Net Assets	(16,959,772)	15,384,406	21,455,979	(7,334,589)	37,829,318	(2,114,515)
NET ASSETS:
Beginning of period	121,865,134	106,480,728	18,363,262	25,697,851	78,505,977	80,620,492
End of period	$104,905,362	$121,865,134	$39,819,241	$18,363,262	$116,335,295	$78,505,977
Undistributed net investment income (loss) at end of period	$(37)	$44,014	$18,837	$172,262	$(53,979)	$628,439
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	1,450,000	700,000	450,000	1,100,000	1,500,000
Shares repurchased	(950,000)	(1,400,000)	(150,000)	(800,000)	(250,000)	(1,750,000)
Shares outstanding, beginning of period	3,550,000	3,500,000	600,000	950,000	2,650,000	2,900,000
Shares outstanding, end of period	2,650,000	3,550,000	1,150,000	600,000	3,500,000	2,650,000

See Notes to Financial Statements.

30

	PowerShares S&P SmallCap Materials Portfolio (PSCM)		PowerShares S&P SmallCap Utilities Portfolio (PSCU)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$43,611	$29,313	$486,885	$1,399,393
Net realized gain (loss)	551,511	731,500	(636,375)	3,252,332
Net change in unrealized appreciation (depreciation)	260,950	(147,962)	3,999,655	(2,914,896)
Net increase (decrease) in net assets resulting from operations	856,072	612,851	3,850,165	1,736,829
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(59,610)	(20,424)	(812,231)	(1,169,226)
Return of capital	—	—	—	—
Total distributions to shareholders	(59,610)	(20,424)	(812,231)	(1,169,226)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,304,841	8,792,946	3,326,181	6,171,146
Value of shares repurchased	(5,217,979)	(9,821,001)	—	(23,745,121)
Net increase (decrease) in net assets resulting from shares transactions	86,862	(1,028,055)	3,326,181	(17,573,975)
Increase (Decrease) in Net Assets	883,324	(435,628)	6,364,115	(17,006,372)
NET ASSETS:
Beginning of period	6,045,140	6,480,768	29,541,320	46,547,692
End of period	$6,928,464	$6,045,140	$35,905,435	$29,541,320
Undistributed net investment income (loss) at end of period	$2,302	$18,301	$144,840	$470,186
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	300,000	100,000	200,000
Shares repurchased	(150,000)	(350,000)	—	(800,000)
Shares outstanding, beginning of period	200,000	250,000	950,000	1,550,000
Shares outstanding, end of period	200,000	200,000	1,050,000	950,000

31

Financial Highlights

PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period July 16, 2012 (a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.87		$24.85
Net investment income(b)	0.11		0.03
Net realized and unrealized gain on investments	5.59		0.99	(c)
Total from investment operations	5.70		1.02
Distributions to shareholders from:
Net investment income	(0.23)		—
Net asset value at end of period	$31.34		$25.87
Market price at end of period(d)	$31.34		$25.80
NET ASSET VALUE, TOTAL RETURN(e)	22.20%		4.10	%(f)
MARKET PRICE TOTAL RETURN(e)	22.53%		3.82	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$65,809		$14,231
Ratio to average net assets of:
Expenses(g)	0.60	%(h)	0.60	%(h)
Net investment income	0.74	%(h)	0.41	%(h)
Portfolio turnover rate(i)	56%		18%

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.18		$27.16	$24.96	$25.61
Net investment income(b)	0.28		0.15	0.17	0.05
Net realized and unrealized gain (loss) on investments	5.93		5.03	2.18	(0.70	)(c)
Total from investment operations	6.21		5.18	2.35	(0.65)
Distributions to shareholders from:
Net investment income	(0.29)		(0.16)	(0.15)	—
Net asset value at end of period	$38.10		$32.18	$27.16	$24.96
Market price at end of period(d)	$38.04		$32.18	$27.19	$24.96
NET ASSET VALUE, TOTAL RETURN(e)	19.42%		19.17%	9.39%	(2.54	)%(j)
MARKET PRICE TOTAL RETURN(e)	19.24%		19.04%	9.51%	(2.54	)%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$70,476		$61,151	$43,450	$31,206
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29%	0.29	%(h)
Net investment income	1.62	%(h)	0.50%	0.61%	0.41	%(h)
Portfolio turnover rate(i)	5%		8%	8%	6%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (July 19, 2012, the first day of trading on the Exchange) to October 31, 2012 was 3.52%. The market price total return from Fund Inception to October 31, 2012 was 3.12%.

(g)  In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund's total returns.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(j)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was (3.37)%. The market price total return from Fund Inception to October 31, 2010 was (3.29)%.

See Notes to Financial Statements.

32

Financial Highlights (Continued)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.23		$30.81	$27.42	$25.40
Net investment income(b)	0.15	(c)	0.34	0.33	0.09
Net realized and unrealized gain on investments	6.07		3.30	3.37	1.98
Total from investment operations	6.22		3.64	3.70	2.07
Distributions to shareholders from:
Net investment income	(0.21)		(0.22)	(0.31)	(0.05)
Net asset value at end of period	$40.24		$34.23	$30.81	$27.42
Market price at end of period(d)	$40.24		$34.14	$30.84	$27.44
NET ASSET VALUE, TOTAL RETURN(e)	18.25%		11.86%	13.53%	8.15	%(f)
MARKET PRICE TOTAL RETURN(e)	18.56%		11.45%	13.55%	8.23	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,146		$29,097	$12,324	$5,485
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29%	0.29	%(g)
Net investment income	0.82	%(c)(g)	1.01%	1.07%	0.61	%(g)
Portfolio turnover rate(h)	16%		14%	30%	10%

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six Months Ended April 30, 2013		Year Ended October 31,			For the Period April 5, 2010 (a) through
	(Unaudited)		2012		2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.77		$33.59		$26.33	$25.76
Net investment income(b)	0.28		0.01		0.11	0.00	(i)
Net realized and unrealized gain (loss) on investments	5.79		(0.81)		7.57 (j)	0.57
Total from investment operations	6.07		(0.80)		7.68	0.57
Distributions to shareholders from:
Net investment income	(0.25)		(0.02)		(0.24)	—
Return of capital	—		(0.00	)(k)	(0.18)	—
Total distributions	(0.25)		(0.02)		(0.42)	—
Net asset value at end of period	$38.59		$32.77		$33.59	$26.33
Market price at end of period(d)	$38.55		$32.72		$33.62	$26.33
NET ASSET VALUE, TOTAL RETURN(e)	18.63%		(2.37)%		29.21%	2.21	%(l)
MARKET PRICE TOTAL RETURN(e)	18.68%		(2.61)%		29.33%	2.21	%(l)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,156		$39,320		$57,106	$7,899
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%		0.29%	0.29	%(g)
Net investment income	1.59	%(g)	0.03%		0.28%	0.02	%(g)
Portfolio turnover rate(h)	13%		36%		46%	13%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $5.00 per share owned of Seacor Holdings, Inc. on December 26, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.06 and 0.33%, respectively.

(d)  The mean between the last bid and ask price.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 8.15%. The market price total return from Fund Inception to October 31, 2010 was 8.23%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  Amount represents less than $0.005.

(j)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(k)  Amount represents less than $(0.005).

(l)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.89%. The market price total return from Fund Inception to October 31, 2010 was 3.05%.
See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.41		$26.33	$25.04	$25.41
Net investment income(b)	0.52		0.60	0.57	0.24
Net realized and unrealized gain (loss) on investments	4.61		3.99	1.25	(0.46	)(c)
Total from investment operations	5.13		4.59	1.82	(0.22)
Distributions to shareholders from:
Net investment income	(0.63)		(0.51)	(0.53)	(0.15)
Net asset value at end of period	$34.91		$30.41	$26.33	$25.04
Market price at end of period(d)	$34.86		$30.39	$26.36	$25.02
NET ASSET VALUE, TOTAL RETURN(e)	17.10%		17.67%	7.33%	(0.84	)%(f)
MARKET PRICE TOTAL RETURN(e)	17.01%		17.46%	7.54%	(0.92	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$78,536		$71,475	$60,557	$50,080
Ratio to average net assets of:
Expenses(g)	0.29	%(h)	0.29%	0.29%	0.29	%(h)
Net investment income	3.23	%(h)	2.05%	2.14%	1.90	%(h)
Portfolio turnover rate(i)	13%		10%	13%	5%

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.33		$30.42	$25.31	$25.30
Net investment income (loss)(b)	0.13		0.01	(0.02)	(0.01)
Net realized and unrealized gain on investments	5.27		4.22	5.20	0.02
Total from investment operations	5.40		4.23	5.18	0.01
Distributions to shareholders from:
Net investment income	(0.14)		(0.32)	(0.07)	—
Net asset value at end of period	$39.59		$34.33	$30.42	$25.31
Market price at end of period(d)	$39.49		$34.30	$30.46	$25.31
NET ASSET VALUE, TOTAL RETURN(e)	15.76%		14.01%	20.51%	0.04	%(j)
MARKET PRICE TOTAL RETURN(e)	15.57%		13.77%	20.67%	0.04	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$104,905		$121,865	$106,481	$45,564
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29%	0.29	%(h)
Net investment income (loss)	0.70	%(h)	0.04%	(0.06)%	(0.08	)%(h)
Portfolio turnover rate(i)	10%		23%	15%	14%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was (2.30)%. The market price total return from Fund Inception to October 31, 2010 was (2.42)%.

(g)  In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund's total returns.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(j)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 0.92%. The market price total return from Fund Inception to October 31, 2010 was 1.00%.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six Months Ended April 30, 2013		Year Ended October 31,			For the Period April 5, 2010 (a) through
	(Unaudited)		2012		2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.61		$27.05		$25.88	$25.41
Net investment income(b)	0.27		0.42	(c)	0.19	0.12	(d)
Net realized and unrealized gain on investments	4.28		3.39		1.20	0.38
Total from investment operations	4.55		3.81		1.39	0.50
Distributions to shareholders from:
Net investment income	(0.53)		(0.25)		(0.22)	(0.03)
Net asset value at end of period	$34.63		$30.61		$27.05	$25.88
Market price at end of period(e)	$34.61		$30.55		$27.07	$25.88
NET ASSET VALUE, TOTAL RETURN(f)	14.99%		14.16%		5.34%	1.95	%(g)
MARKET PRICE TOTAL RETURN(f)	15.15%		13.85%		5.42%	1.95	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,819		$18,363		$25,698	$21,994
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%		0.29%	0.29	%(h)
Net investment income	1.59	%(h)	1.44	%(c)	0.63%	0.95	%(d)(h)
Portfolio turnover rate(i)	34%		9%		9%	11%

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six Months Ended April 30, 2013		Year Ended October 31,		For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.62		$27.80	$26.39	$25.53
Net investment income(b)	0.07		0.22	0.01	0.06	(j)
Net realized and unrealized gain on investments	3.87		1.62	1.46 (k)	0.80
Total from investment operations	3.94		1.84	1.47	0.86
Distributions to shareholders from:
Net investment income	(0.32)		(0.02)	(0.05)	—
Return of capital	—		—	(0.01)	—
Total distributions	(0.32)		(0.02)	(0.06)	—
Net asset value at end of period	$33.24		$29.62	$27.80	$26.39
Market price at end of period(e)	$33.24		$29.59	$27.80	$26.38
NET ASSET VALUE, TOTAL RETURN(f)	13.38%		6.61%	5.56%	3.37	%(l)
MARKET PRICE TOTAL RETURN(f)	13.50%		6.50%	5.60%	3.33	%(l)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$116,335		$78,506	$80,620	$35,626
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29%	0.29	%(h)
Net investment income	0.45	%(h)	0.74%	0.02%	0.48	%(h)(j)
Portfolio turnover rate(i)	6%		14%	9%	10%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $10.50 per share owned of Kaydon Corp. on March 27, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.26 and 0.88%, respectively.

(d)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.

(e)  The mean between the last bid and ask price.

(f)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.24%. The market price total return from Fund Inception to October 31, 2010 was 2.28%.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(j)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income(loss) per share and the ratio of net investment income(loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.

(k)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(l)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 3.33%. The market price total return from Fund Inception to October 31, 2010 was 3.33%.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six Months Ended April 30, 2013		Year Ended October 31,			For the Period April 5, 2010 (a) through
	(Unaudited)		2012	2011		October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.23		$25.92	$26.22		$25.60
Net investment income(b)	0.22		0.19	0.16		0.10
Net realized and unrealized gain (loss) on investments	4.49		4.26	(0.20	)(c)	0.60	(c)
Total from investment operations	4.71		4.45	(0.04)		0.70
Distributions to shareholders from:
Net investment income	(0.30)		(0.14)	(0.26)		(0.08)
Net asset value at end of period	$34.64		$30.23	$25.92		$26.22
Market price at end of period(d)	$34.56		$30.22	$25.89		$26.22
NET ASSET VALUE, TOTAL RETURN(e)	15.65%		17.24%	(0.21)%		2.79	%(f)
MARKET PRICE TOTAL RETURN(e)	15.42%		17.34%	(0.33)%		2.79	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,928		$6,045	$6,481		$2,622
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.31%		0.29	%(g)
Net investment income	1.36	%(g)	0.68%	0.63%		0.70	%(g)
Portfolio turnover rate(h)	10%		14%	17%		28%

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six Months Ended April 30, 2013		Year Ended October 31,			For the Period April 5, 2010 (a) through
	(Unaudited)		2012		2011	October 31, 2010
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.10		$30.03		$27.50	$25.30
Net investment income(b)	0.51		1.13	(i)	0.91	0.40
Net realized and unrealized gain on investments	3.44		0.84		2.54	2.03
Total from investment operations	3.95		1.97		3.45	2.43
Distributions to shareholders from:
Net investment income	(0.85)		(0.90)		(0.92)	(0.23)
Net asset value at end of period	$34.20		$31.10		$30.03	$27.50
Market price at end of period(d)	$34.13		$31.07		$30.02	$27.49
NET ASSET VALUE, TOTAL RETURN(e)	13.05%		6.66%		12.76%	9.70	%(j)
MARKET PRICE TOTAL RETURN(e)	12.93%		6.59%		12.77%	9.66	%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,905		$29,541		$46,548	$38,500
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%		0.29%	0.29	%(g)
Net investment income	3.30	%(g)	3.70	%(i)	3.16%	3.14	%(g)
Portfolio turnover rate(h)	7%		6%		8%	8%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask price.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.23%. The market price total return from Fund Inception to October 31, 2010 was 2.23%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Neutral Tandem, Inc. on October 31, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.97 and 3.17%, respectively.

(j)  The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 9.05%. The market price total return from Fund Inception to October 31, 2010 was 9.01%.

See Notes to Financial Statements.

36

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA SmallCap Technical LeadersTM Portfolio (DWAS)	"DWA SmallCap Technical LeadersTM Portfolio"
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	"S&P SmallCap Consumer Discretionary Portfolio"
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	"S&P SmallCap Consumer Staples Portfolio"
PowerShares S&P SmallCap Energy Portfolio (PSCE)	"S&P SmallCap Energy Portfolio"
PowerShares S&P SmallCap Financials Portfolio (PSCF)	"S&P SmallCap Financials Portfolio"
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	"S&P SmallCap Health Care Portfolio"
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	"S&P SmallCap Industrials Portfolio"
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	"S&P SmallCap Information Technology Portfolio"
PowerShares S&P SmallCap Materials Portfolio (PSCM)	"S&P SmallCap Materials Portfolio"
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	"S&P SmallCap Utilities Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ"), except for Shares of the DWA SmallCap Technical LeadersTM Portfolio, which are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
DWA SmallCap Technical LeadersTM Portfolio	Dorsey Wright SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy Portfolio	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials Portfolio	S&P SmallCap 600® Capped Financials Index
S&P SmallCap Health Care Portfolio	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials Portfolio	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology Portfolio	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials Portfolio	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities Portfolio	S&P SmallCap 600® Capped Utilities & Telecom Services Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

or sell a security unless that security is added or removed, respectively, from its respective Underlying Index even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that a Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Diversified Fund Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Funds' volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of the Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conversions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

S&P SmallCap Consumer Staples Portfolio may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund (except for DWA SmallCap Technical LeadersTM Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.29% of each Fund's average daily net assets. DWA SmallCap Technical LeadersTM Portfolio has agreed to pay the Adviser an annual unitary fee of 0.60% of its average daily assets. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund (except for DWA SmallCap Technical LeadersTM Portfolio) with Standard & Poor's and for DWA SmallCap Technical LeadersTM Portfolio with Dorsey Wright & Associates (each, a "Licensor"). Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

The following Funds had a capital loss carryforward as of October 31, 2012, which expires as follows:

			Post-effective – no expiration
	2018	2019	Short-term	Long-term	Total*
DWA SmallCap Technical LeadersTM Portfolio	$—	$—	$215,662	$—	$215,662
S&P SmallCap Consumer Discretionary Portfolio	37,390	202,033	88,665	2,993	331,081
S&P SmallCap Consumer Staples Portfolio	22,594	27,517	170,868	34,890	255,869
S&P SmallCap Energy Portfolio	—	2,406,357	1,257,648	1,897,239	5,561,244
S&P SmallCap Financials Portfolio	—	—	30,670	—	30,670
S&P SmallCap Health Care Portfolio	—	—	—	537,505	537,505
S&P SmallCap Industrials Portfolio	—	191,749	29,353	125,714	346,816
S&P SmallCap Information Technology Portfolio	—	1,554,542	488,615	637,081	2,680,238
S&P SmallCap Materials Portfolio	—	82,457	34,503	64,528	181,488
S&P SmallCap Utilities Portfolio	—	122,619	36,657	16,704	175,980

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA SmallCap Technical LeadersTM Portfolio	$17,724,667	$17,425,235
S&P SmallCap Consumer Discretionary Portfolio	3,107,061	3,320,736
S&P SmallCap Consumer Staples Portfolio	5,172,795	4,402,933
S&P SmallCap Energy Portfolio	3,980,002	4,010,065
S&P SmallCap Financials Portfolio	9,921,874	10,365,265
S&P SmallCap Health Care Portfolio	12,106,882	11,254,763
S&P SmallCap Industrials Portfolio	9,691,099	12,389,211
S&P SmallCap Information Technology Portfolio	6,220,135	6,577,696
S&P SmallCap Materials Portfolio	656,837	1,457,118
S&P SmallCap Utilities Portfolio	2,237,978	2,340,028

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

For the six-month period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA SmallCap Technical LeadersTM Portfolio	$55,172,710	$8,709,858
S&P SmallCap Consumer Discretionary Portfolio	1,892,493	3,504,969
S&P SmallCap Consumer Staples Portfolio	7,258,388	17,244,377
S&P SmallCap Energy Portfolio	—	20,492,949
S&P SmallCap Financials Portfolio	6,470,836	9,550,544
S&P SmallCap Health Care Portfolio	1,944,239	35,281,246
S&P SmallCap Industrials Portfolio	23,742,370	2,506,620
S&P SmallCap Information Technology Portfolio	34,933,761	7,726,702
S&P SmallCap Materials Portfolio	5,302,230	4,428,421
S&P SmallCap Utilities Portfolio	3,312,125	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA SmallCap Technical LeadersTM Portfolio	$60,923,733	$4,902,764	$5,649,422	$(746,658)
S&P SmallCap Consumer Discretionary Portfolio	54,922,859	15,582,215	18,710,957	(3,128,742)
S&P SmallCap Consumer Staples Portfolio	22,968,104	2,170,306	3,370,827	(1,200,521)
S&P SmallCap Energy Portfolio	26,647,027	(3,478,838)	2,755,645	(6,234,483)
S&P SmallCap Financials Portfolio	61,333,691	17,271,731	18,356,773	(1,085,042)
S&P SmallCap Health Care Portfolio	100,376,922	4,556,701	17,189,814	(12,633,113)
S&P SmallCap Industrials Portfolio	37,123,163	2,700,973	3,954,465	(1,253,492)
S&P SmallCap Information Technology Portfolio	113,578,369	2,786,580	13,551,555	(10,764,975)
S&P SmallCap Materials Portfolio	6,906,573	24,659	313,109	(288,450)
S&P SmallCap Utilities Portfolio	29,285,996	6,608,255	7,150,226	(541,971)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

46

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500®High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

*  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

**  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

47

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set

48

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:  PowerShares S&P 500® High Dividend Portfolio

0.35%:  PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio,

49

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

0.49%:  PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.60%:  PowerShares DWA SmallCap Technical LeadersTM Portfolio

0.65%:  PowerShares Senior Loan Portfolio

0.70%:  PowerShares MENA Frontier Countries Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite

***  In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

50

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low

51

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

52

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

53

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC   P-SCS-SAR-1

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares KBW Bank Portfolio (KBWB)

PowerShares KBW Capital Markets Portfolio (KBWC)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

PowerShares KBW Insurance Portfolio (KBWI)

PowerShares KBW International Financial Portfolio (KBWX)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

PowerShares KBW Regional Banking Portfolio (KBWR)

Fees and Expenses	2
KBW Portfolios
Schedules of Investments
PowerShares KBW Bank Portfolio (KBWB)	4
PowerShares KBW Capital Markets Portfolio (KBWC)	6
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	7
PowerShares KBW Insurance Portfolio (KBWI)	9
PowerShares KBW International Financial Portfolio (KBWX)	10
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	12
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	14
PowerShares KBW Regional Banking Portfolio (KBWR)	15
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	30
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	40

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

In pursuing its investment objective, PowerShares KBW High Dividend Yield Financial Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares KBW Bank Portfolio (KBWB) Actual	$1,000.00	$1,155.65	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW Capital Markets Portfolio (KBWC) Actual	$1,000.00	$1,240.74	0.35%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

2

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) Actual	$1,000.00	$1,158.02	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW Insurance Actual	$1,000.00	$1,232.62	0.35%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW International Financial Portfolio (KBWX) Actual	$1,000.00	$1,167.74	0.40%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY) Actual	$1,000.00	$1,292.34	0.35%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP) Actual	$1,000.00	$1,201.82	0.35%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
PowerShares KBW Regional Banking Portfolio (KBWR) Actual	$1,000.00	$1,096.52	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

3

Portfolio Composition

PowerShares KBW Bank Portfolio (KBWB)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Super-Regional Banks-U.S.	38.8
Diversified Banking Institutions	27.9
Fiduciary Banks	8.1
Commercial Banks-Southern U.S.	7.9
Savings & Loan/Thrifts-Eastern U.S.	5.3
Commercial Banks-Eastern U.S.	4.3
Commercial Banks-Central U.S.	3.9
Commercial Banks-Western U.S.	3.8
Money Market Fund	1.4
Liabilities in excess of other assets	(1.4)

Schedule of Investments

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks-Central U.S.—3.9%
58,210	Commerce Bancshares, Inc.	$2,334,803
37,981	Cullen/Frost Bankers, Inc.(a)	2,294,432
		4,629,235
	Commercial Banks-Eastern U.S.—4.3%
51,260	M&T Bank Corp.	5,136,252
	Commercial Banks-Southern U.S.—7.9%
144,294	BB&T Corp.	4,439,927
591,309	Regions Financial Corp.	5,020,214
		9,460,141
	Commercial Banks-Western U.S.—3.8%
187,546	Zions Bancorp.	4,617,383
	Diversified Banking Institutions—27.9%
981,968	Bank of America Corp.	12,088,026
240,398	Citigroup, Inc.	11,216,971
206,370	JPMorgan Chase & Co.	10,114,194
		33,419,191
	Fiduciary Banks—8.1%
138,401	Bank of New York Mellon Corp. (The)	3,905,676
40,704	Northern Trust Corp.	2,194,760
61,729	State Street Corp.	3,609,295
		9,709,731
	Savings & Loan/Thrifts-Eastern U.S.—5.3%
151,853	First Niagara Financial Group, Inc.	1,444,122
234,056	New York Community Bancorp, Inc.	3,171,459
134,795	People's United Financial, Inc.	1,773,902
		6,389,483
Number of Shares		Value
	Common Stocks (Continued)
	Super-Regional Banks-U.S.—38.8%
76,759	Capital One Financial Corp.	$4,435,135
133,116	Comerica, Inc.	4,825,455
280,668	Fifth Third Bancorp	4,779,776
612,407	Huntington Bancshares, Inc.	4,390,958
445,698	KeyCorp	4,443,609
69,809	PNC Financial Services Group, Inc.	4,738,635
183,593	SunTrust Banks, Inc.	5,370,095
129,423	U.S. Bancorp	4,307,198
241,629	Wells Fargo & Co.	9,177,069
		46,467,930
	Total Common Stocks (Cost $118,076,634)	119,829,346
	Money Market Fund—0.0%
13,047	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $13,047)	13,047
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $118,089,681)—100.0%	119,842,393

See Notes to Financial Statements.

4

Schedule of Investments (Continued)

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—1.4%
1,753,700	Invesco Liquid Assets Portfolio— Institutional Class (Cost $1,753,700)(b)(c)	$1,753,700
	Total Investments (Cost $119,843,381)—101.4%	121,596,093
	Liabilities in excess of other assets—(1.4)%	(1,722,327)
	Net Assets—100.0%	$119,873,766

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2013.

(b)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(c)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares KBW Capital Markets Portfolio (KBWC)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Diversified Financial Services	69.1
Banks	26.3
Commercial Services	4.6
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW Capital Markets Portfolio (KBWC)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Banks—26.3%
4,526	Goldman Sachs Group, Inc. (The)	$661,113
29,700	Morgan Stanley	657,855
12,225	State Street Corp.	714,795
		2,033,763
	Commercial Services—4.6%
12,510	SEI Investments Co.	358,537
	Diversified Financial Services—69.1%
19,704	Charles Schwab Corp. (The)	334,180
4,526	CME Group, Inc.	275,452
7,362	Eaton Vance Corp.	293,597
4,221	Franklin Resources, Inc.	652,820
2,209	Greenhill & Co., Inc.	102,034
8,945	Interactive Brokers Group, Inc., Class A	134,712
1,946	IntercontinentalExchange, Inc.(a)	317,062
11,088	Invesco Ltd.(b)	351,933
9,755	Investment Technology Group, Inc.(a)	106,232
27,186	Janus Capital Group, Inc.	242,499
48,737	Knight Capital Group, Inc., Class A(a)	172,529
9,491	Lazard Ltd., Class A (Bermuda)	321,745
7,282	Legg Mason, Inc.	232,005
7,807	NASDAQ OMX Group, Inc. (The)	230,150
9,055	NYSE Euronext	351,425
2,537	Piper Jaffray Cos., Inc.(a)	85,649
6,758	Raymond James Financial, Inc.	279,916
6,779	Stifel Financial Corp.(a)	218,419
4,526	T. Rowe Price Group, Inc.	328,135
15,988	TD Ameritrade Holding Corp.	318,321
		5,348,815
	Total Common Stocks (Cost $7,786,976)	7,741,115
Number of Shares		Value
	Money Market Fund—0.0%
1,075	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $1,075)	$1,075
	Total Investments (Cost $7,788,051)—100.0%	7,742,190
	Other assets less liabilities—0.0%	1,848
	Net Assets—100.0%	$7,744,038

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

REITs	47.4
Banks	13.4
Diversified Financial Services	11.4
Investment Companies	10.3
Insurance	8.0
Savings & Loans	7.8
Trucking & Leasing	1.6
Money Market Fund	0.7
Liabilities in excess of other assets	(0.6)

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Banks—13.4%
71,910	Bank of Hawaii Corp.	$3,429,388
90,365	City Holding Co.	3,450,136
341,679	F.N.B. Corp.	3,891,724
262,200	FirstMerit Corp.	4,491,486
80,607	Park National Corp.	5,511,906
130,600	Renasant Corp.	2,980,292
160,769	Trustmark Corp.	3,946,879
607,982	Valley National Bancorp	5,465,758
		33,167,569
	Diversified Financial Services—11.4%
2,609,199	BGC Partners, Inc., Class A	14,924,618
164,757	Federated Investors, Inc., Class B	3,782,821
1,623,325	GFI Group, Inc.	6,509,533
80,927	NYSE Euronext	3,140,777
		28,357,749
	Insurance—8.0%
90,673	Arthur J. Gallagher & Co.	3,849,069
332,676	Maiden Holdings Ltd. (Bermuda)	3,436,543
165,730	Mercury General Corp.	7,575,518
101,291	Safety Insurance Group, Inc.	5,031,124
		19,892,254
	Investment Companies—10.3%
1,002,797	Apollo Investment Corp.	8,834,642
426,964	Ares Capital Corp.	7,753,666
765,140	PennantPark Investment Corp.	8,952,138
		25,540,446
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REITs—47.4%
465,467	American Capital Agency Corp.	$15,504,706
733,489	Annaly Capital Management, Inc.	11,691,815
1,568,496	Anworth Mortgage Asset Corp.	9,897,210
739,419	Capstead Mortgage Corp.	9,819,484
3,566,994	Chimera Investment Corp.	11,771,080
373,514	Hatteras Financial Corp.	10,208,138
260,937	Hospitality Properties Trust	7,674,157
577,977	Invesco Mortgage Capital, Inc. REIT(a)	12,368,708
923,235	MFA Financial, Inc.	8,558,388
343,108	PennyMac Mortgage Investment Trust	8,663,477
216,112	Starwood Property Trust, Inc.	5,940,919
108,699	Sun Communities, Inc.	5,559,954
		117,658,036
	Savings & Loans—7.8%
263,844	Dime Community Bancshares, Inc.	3,765,054
522,028	New York Community Bancorp, Inc.	7,073,479
254,738	Oritani Financial Corp.	3,940,797
347,582	People's United Financial, Inc.	4,574,179
		19,353,509
	Trucking & Leasing—1.6%
103,229	Textainer Group Holdings Ltd.	3,991,866
	Total Common Stocks and Other Equity Interests (Cost $226,727,533)	247,961,429

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Money Market Fund—0.7%
1,688,115	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $1,688,115)	$1,688,115
	Total Investments (Cost $228,415,648)—100.6%	249,649,544
	Liabilities in excess of other assets—(0.6)%	(1,533,903)
	Net Assets—100.0%	$248,115,641

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Affiliated company. The Fund's Adviser and the Adviser for Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares KBW Insurance Portfolio (KBWI)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Multi-line Insurance	29.7
Life/Health Insurance	24.0
Property/Casualty Insurance	22.3
Insurance Brokers	7.2
Reinsurance	6.4
Financial Guarantee Insurance	5.5
Investment Management/Advisor Services	4.9
Other assets less liabilities	0.0

Schedule of Investments

PowerShares KBW Insurance Portfolio (KBWI)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Financial Guarantee Insurance—5.5%
6,154	MBIA, Inc.(a)	$58,217
15,843	MGIC Investment Corp.(a)	85,552
		143,769
	Insurance Brokers—7.2%
1,600	Aon PLC (United Kingdom)	96,560
2,415	Marsh & McLennan Cos., Inc.	91,794
		188,354
	Investment Management/Advisor Services—4.9%
1,712	Ameriprise Financial, Inc.	127,596
	Life/Health Insurance—24.0%
2,920	Aflac, Inc.	158,965
3,211	Lincoln National Corp.	109,206
3,089	Principal Financial Group, Inc.	111,513
2,464	Prudential Financial, Inc.	148,875
3,468	Unum Group	96,723
		625,282
	Multi-line Insurance—29.7%
2,498	Allstate Corp. (The)	123,052
1,455	Assurant, Inc.	69,171
2,095	Cincinnati Financial Corp.	102,466
7,580	Genworth Financial, Inc., Class A(a)	76,027
3,468	Hartford Financial Services Group, Inc. (The)	97,416
4,690	MetLife, Inc.	182,863
3,943	XL Group PLC (Ireland)	122,785
		773,780
	Property/Casualty Insurance—22.3%
446	Arch Capital Group Ltd.(a)	23,665
2,163	Chubb Corp. (The)	190,495
2,779	Fidelity National Financial, Inc., Class A	74,616
Number of Shares		Value
	Common Stocks (Continued)
3,647	Progressive Corp. (The)	$92,233
2,367	Travelers Cos., Inc. (The)	202,166
		583,175
	Reinsurance—6.4%
2,289	Axis Capital Holdings Ltd. (Bermuda)	102,158
485	Everest Re Group Ltd.	65,470
		167,628
	Total Investments (Cost $2,167,001)—100.0%	2,609,584
	Other assets less liabilities—0.0%	125
	Net Assets—100.0%	$2,609,709

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares KBW International Financial Portfolio (KBWX)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Banks	71.8
Insurance	18.7
Diversified Financial Services	6.9
Real Estate	2.2
Investment Companies	1.9
Building Materials	0.1
Liabilities in excess of other assets	(1.6)

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.6%
	Argentina—1.2%
458	Banco Macro SA ADR(a)	$7,300
1,438	BBVA Banco Frances SA ADR(a)	6,457
1,304	Grupo Financiero Galicia SA ADR	7,342
884	IRSA Inversiones y Representaciones SA ADR	7,620
		28,719
	Australia—6.7%
947	Westpac Banking Corp. ADR	165,801
	Bermuda—1.5%
505	Aspen Insurance Holdings Ltd.	19,286
647	Montpelier Re Holdings Ltd.	16,667
		35,953
	Brazil—7.4%
3,251	Banco Bradesco SA ADR	53,934
6,156	Banco Santander Brasil SA ADR	45,677
2,205	Gafisa SA ADR(a)	8,754
4,308	Itau Unibanco Holding SA ADR	72,504
		180,869
	Canada—16.4%
915	Bank of Montreal	57,380
1,285	Bank of Nova Scotia	74,068
965	Brookfield Asset Management, Inc., Class A	37,239
518	Canadian Imperial Bank of Commerce	41,450
1,558	Manulife Financial Corp.	23,027
1,144	Royal Bank of Canada	69,098
915	Sun Life Financial, Inc.	25,794
928	Toronto-Dominion Bank (The)	76,003
		404,059
	Chile—7.1%
437	Administradora de Fondos de Pensiones Provida SA ADR	45,448
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
474	Banco de Chile ADR	$44,276
1,262	Banco Santander Chile ADR	33,620
2,487	Corpbanca ADR	50,934
		174,278
	China—2.0%
1,183	China Life Insurance Co. Ltd. ADR	49,307
	Colombia — 3.4%
1,239	Bancolombia SA ADR	83,967
	Germany—6.8%
7,052	Allianz SE ADR	104,017
1,372	Deutsche Bank AG	63,180
		167,197
	India—6.3%
2,277	HDFC Bank Ltd. ADR	96,636
1,233	ICICI Bank Ltd. ADR	57,729
		154,365
	Ireland—0.7%
451	Governor and Co. of the Bank of Ireland (The) ADR(a)	4,109
447	XL Group PLC	13,919
		18,028
	Japan—12.0%
14,731	Mitsubishi UFJ Financial Group, Inc. ADR	99,876
2,735	Mizuho Financial Group, Inc. ADR	12,034
5,214	Nomura Holdings, Inc. ADR	42,703
508	ORIX Corp. ADR	39,116
10,822	Sumitomo Mitsui Financial Group, Inc. ADR	102,701
		296,430
	Mexico—0.1%
653	Desarrolladora Homex SAB de CV ADR(a)	3,187

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares KBW International Financial Portfolio (KBWX)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—1.7%
2,878	AEGON NV	$19,455
2,725	ING Groep NV ADR(a)	22,372
		41,827
	South Korea—3.6%
875	KB Financial Group, Inc. ADR	28,700
1,026	Shinhan Financial Group Co. Ltd. ADR	35,181
774	Woori Finance Holdings Co. Ltd. ADR	25,124
		89,005
	Spain—7.0%
10,423	Banco Bilbao Vizcaya Argentaria SA ADR	102,145
9,560	Banco Santander SA ADR	69,310
		171,455
	Switzerland—5.7%
2,425	Credit Suisse Group AG ADR(a)	69,791
3,958	UBS AG(a)	70,413
		140,204
	United Kingdom—8.7%
2,305	Aviva PLC ADR	22,105
2,150	Barclays PLC ADR	38,657
944	HSBC Holdings PLC ADR	51,788
8,822	Lloyds Banking Group PLC ADR(a)	30,260
1,852	Prudential PLC ADR	63,968
781	Royal Bank of Scotland Group PLC ADR(a)	7,466
		214,244
	United States—3.3%
683	ACE Ltd.	60,883
212	PartnerRe Ltd.	20,000
		80,883
	Total Investments (Cost $2,552,107)—101.6%	2,499,778
	Liabilities in excess of other assets—(1.6)%	(38,652)
	Net Assets—100.0%	$2,461,126

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Diversified	27.2
Health Care	21.4
Office Property	14.3
Shopping Centers	13.7
Hotels	9.9
Single Tenant	5.9
Regional Malls	4.5
Manufactured Homes	3.1
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—27.2%
398,137	CapLease, Inc.	$2,794,922
64,581	EPR Properties	3,651,410
147,724	First Potomac Realty Trust	2,363,584
217,616	Lexington Realty Trust	2,787,661
62,253	Liberty Property Trust	2,676,257
142,397	One Liberty Properties, Inc.	3,266,587
128,574	STAG Industrial, Inc.	2,833,771
75,506	Washington Real Estate Investment Trust	2,156,451
198,975	Winthrop Realty Trust	2,528,972
		25,059,615
	Health Care—21.4%
35,824	Health Care REIT, Inc.	2,685,725
81,513	Healthcare Realty Trust, Inc.	2,447,020
177,164	Medical Properties Trust, Inc.	2,850,569
111,470	OMEGA Healthcare Investors, Inc.	3,664,019
90,263	Sabra Health Care REIT, Inc.	2,691,643
120,810	Senior Housing Properties Trust	3,434,628
36,836	Universal Health Realty Income Trust	1,979,198
		19,752,802
	Hotels—9.9%
153,209	Chatham Lodging Trust	2,805,257
135,113	Hospitality Properties Trust	3,973,673
230,978	Summit Hotel Properties, Inc.	2,307,470
		9,086,400
	Manufactured Homes—3.1%
56,284	Sun Communities, Inc.	2,878,927
Number of Shares		Value
	Real Estate Investment Trusts (Continued)
	Office Property—14.3%
150,721	Brandywine Realty Trust	$2,250,264
79,851	Corporate Office Properties Trust	2,314,880
118,537	Government Properties Income Trust	3,087,889
59,854	Highwoods Properties, Inc.	2,455,810
109,743	Mack-Cali Realty Corp.	3,047,563
		13,156,406
	Regional Malls—4.5%
87,626	CBL & Associates Properties, Inc.	2,115,292
99,159	Pennsylvania	2,055,566
		4,170,858
	Shopping Centers—13.7%
195,917	Excel Trust, Inc.	2,983,816
291,382	Inland Real Estate Corp.	3,298,444
255,488	Kite Realty Group Trust	1,686,221
132,902	Ramco-Gershenson Properties Trust	2,321,798
107,348	Urstadt Biddle Properties, Inc., Class A	2,390,640
		12,680,919
	Single Tenant—5.9%
96,901	Agree Realty Corp.	2,913,813
63,662	National Retail Properties, Inc.	2,526,108
		5,439,921
	Total Real Estate Investment Trusts (Cost $80,198,559)	92,225,848

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Money Market Fund—0.4%
327,433	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $327,433)	$327,433
	Total Investments (Cost $80,525,992)—100.4%	92,553,281
	Liabilities in excess of other assets—(0.4)%	(328,887)
	Net Assets—100.0%	$92,224,394

Investment Abbreviations:

REIT—Real Estate Investment Trust
See Notes to Financial Statements.

13

Portfolio Composition

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Property/Casualty Insurance	48.3
Reinsurance	36.6
Multi-line Insurance	15.1
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—15.1%
50,572	Allstate Corp. (The)	$2,491,177
26,984	American Financial Group, Inc.	1,302,518
24,661	Kemper Corp.	785,699
		4,579,394
	Property/Casualty Insurance—48.3%
27,163	Arch Capital Group Ltd.(a)	1,441,269
25,554	Chubb Corp. (The)	2,250,541
18,764	Hanover Insurance Group, Inc. (The)	946,268
25,912	HCC Insurance Holdings, Inc.	1,103,851
14,832	Mercury General Corp.	677,971
25,554	ProAssurance Corp.	1,251,890
88,993	Progressive Corp. (The)	2,250,633
3,217	RLI Corp.	231,141
31,987	Selective Insurance Group, Inc.	749,455
27,699	Travelers Cos., Inc. (The)	2,365,772
30,737	W.R. Berkley Corp.	1,334,601
		14,603,392
	Reinsurance—36.6%
12,152	Allied World Assurance Co. Holdings AG (Switzerland)	1,103,523
28,592	Aspen Insurance Holdings Ltd. (Bermuda)	1,091,929
32,524	Axis Capital Holdings Ltd. (Bermuda)	1,451,546
24,125	Endurance Specialty Holdings Ltd. (Bermuda)	1,181,401
9,469	Everest Re Group Ltd.	1,278,220
33,953	Montpelier Re Holdings Ltd. (Bermuda)	874,629
12,152	PartnerRe Ltd.	1,146,420
18,049	Platinum Underwriters Holdings Ltd. (Bermuda)	1,024,281
10,722	RenaissanceRe Holdings Ltd. (Bermuda)	1,006,689
23,589	Validus Holdings Ltd.	910,771
		11,069,409
	Total Common Stocks (Cost $28,285,662)	30,252,195
Number of Shares		Value
	Money Market Fund—0.1%
24,397	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $24,397)	$24,397
	Total Investments (Cost $28,310,059)—100.1%	30,276,592
	Liabilities in excess of other assets—(0.1)%	(33,368)
	Net Assets—100.0%	$30,243,224

Notes to Schedule of Investments:

(a)  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	21.9%

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares KBW Regional Banking Portfolio (KBWR)

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Commercial Banks-Central U.S.	31.0
Commercial Banks-Western U.S.	24.8
Commercial Banks-Eastern U.S.	20.5
Commercial Banks-Southern U.S.	16.1
Money Market Fund	4.0
Savings & Loan/Thrifts-Eastern U.S.	3.8
Savings & Loan/Thrifts-Western U.S.	2.0
Fiduciary Banks	1.8
Liabilities in excess of other assets	(4.0)

Schedule of Investments

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks-Central U.S.—31.0%
25,647	Associated Banc-Corp.	$365,983
4,230	BOK Financial Corp.	264,333
19,434	First Financial Bancorp	298,701
7,932	First Financial Bankshares, Inc.(a)	391,920
28,556	First Midwest Bancorp, Inc.	358,378
27,234	FirstMerit Corp.	466,518
16,261	MB Financial, Inc.	402,622
31,331	Old National Bancorp	381,612
3,702	Park National Corp.(a)	253,143
14,278	PrivateBancorp, Inc.	273,852
6,610	Prosperity Bancshares, Inc.	303,663
17,317	TCF Financial Corp.	251,962
11,634	Texas Capital Bancshares, Inc.(b)	484,672
4,759	UMB Financial Corp.	239,568
10,575	Wintrust Financial Corp.	379,220
		5,116,147
	Commercial Banks-Eastern U.S.—20.5%
10,180	Community Bank System, Inc.	291,555
33,315	F.N.B. Corp.	379,458
35,033	First Commonwealth Financial Corp.	250,486
25,779	Fulton Financial Corp.	285,116
33,447	National Penn Bancshares, Inc.	327,446
10,841	S&T Bancorp, Inc.	204,570
5,420	Signature Bank(b)	388,126
51,822	Susquehanna Bancshares, Inc.	604,763
27,366	Valley National Bancorp(a)	246,020
17,583	Webster Financial Corp.	410,915
		3,388,455
	Commercial Banks-Southern U.S.—16.1%
25,515	BancorpSouth, Inc.	408,240
Number of Shares		Value
	Common Stocks (Continued)
7,403	City Holding Co.	$282,646
19,169	First Horizon National Corp.	199,358
8,593	Hancock Holding Co.	234,331
3,702	IBERIABANK Corp.	168,885
20,227	Pinnacle Financial Partners, Inc.(b)	490,909
117,130	Synovus Financial Corp.	315,080
10,973	Trustmark Corp.	269,387
11,502	United Bankshares, Inc.(a)	291,116
		2,659,952
	Commercial Banks-Western U.S.—24.8%
6,081	Bank of Hawaii Corp.	290,003
18,112	Cathay General Bancorp	356,987
5,420	City National Corp.	310,187
19,698	Columbia Banking System, Inc.	422,916
26,573	CVB Financial Corp.	288,849
11,766	East West Bancorp, Inc.	286,267
12,824	First Republic Bank	487,056
16,393	Glacier Bancorp, Inc.	302,451
14,939	PacWest Bancorp	414,259
6,610	SVB Financial Group(b)	470,037
25,912	Umpqua Holdings Corp.	310,944
3,569	Westamerica Bancorp.	154,859
		4,094,815
	Fiduciary Banks—1.8%
31,463	Boston Private Financial Holdings, Inc.	303,303
	Savings & Loan/Thrifts-Eastern U.S.—3.8%
33,844	Brookline Bancorp, Inc.	284,290
22,342	Provident Financial Services, Inc.	342,503
		626,793

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Savings & Loan/Thrifts-Western U.S. — 2.0%
18,773	Washington Federal, Inc.	$322,332
	Total Common Stocks (Cost $16,818,508)	16,511,797
	Money Market Fund—0.0%
2,636	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $2,636)	2,636
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $16,821,144)—100.0%	16,514,433
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund—4.0%
659,993	Invesco Liquid Assets Portfolio— Institutional Class (Cost $659,993)(c)(d)	659,993
	Total Investments (Cost $17,481,137)—104.0%	17,174,426
	Liabilities in excess of other assets—(4.0)%	(655,465)
	Net Assets—100.0%	$16,518,961

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2013.

(b)  Non-income producing security.

(c)  The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 2H.

See Notes to Financial Statements.

16

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Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
ASSETS:
Unaffiliated investments, at value(a)	$119,842,393	$7,390,257	$237,280,836	$2,609,584
Affiliated investments, at value	1,753,700	351,933	12,368,708	—
Total investments, at value	121,596,093	7,742,190	249,649,544	2,609,584
Receivables:
Dividends and interest	73,381	4,396	176,555	1,672
Investments sold	—	—	—	—
Foreign tax reclaims	—	—	—	—
Shares sold	—	—	3,954,323	—
Securities lending	218	—	—	—
Total Assets	121,669,692	7,746,586	253,780,422	2,611,256
LIABILITIES:
Due to custodian	9,809	—	1,643,098	816
Payables:
Shares repurchased	—	—	—	—
Collateral upon return of securities loaned	1,753,700	—	—	—
Investments purchased	—	—	3,954,416	—
Accrued unitary management fees	32,417	2,548	67,267	731
Total Liabilities	1,795,926	2,548	5,664,781	1,547
NET ASSETS	$119,873,766	$7,744,038	$248,115,641	$2,609,709
NET ASSETS CONSIST OF:
Shares of beneficial interest	$101,019,517	$7,430,839	$227,871,373	$2,169,790
Undistributed net investment income (loss)	318,384	18,359	154,527	3,857
Undistributed net realized gain (loss)	16,783,153	340,701	(1,144,155)	(6,521)
Net unrealized appreciation (depreciation)	1,752,712	(45,861)	21,233,896	442,583
Net Assets	$119,873,766	$7,744,038	$248,115,641	$2,609,709
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,100,001	200,001	9,350,000	50,001
Net asset value	$29.24	$38.72	$26.54	$52.19
Market price	$29.22	$38.67	$26.53	$52.15
Unaffiliated investments, at cost	$118,089,681	$7,469,391	$217,005,542	$2,167,001
Affiliated investments, at cost	$1,753,700	$318,660	$11,410,106	$—
Total investments, at cost	$119,843,381	$7,788,051	$228,415,648	$2,167,001
(a) Includes securities on loan with an aggregate value of:	$1,715,644	$—	$—	$—

See Notes to Financial Statements.

18

	PowerShares KBW International Financial Portfolio (KBWX)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)
ASSETS:
Unaffiliated investments, at value(a)	$2,499,778	$92,553,281	$30,276,592	$16,514,433
Affiliated investments, at value	—	—	—	659,993
Total investments, at value	2,499,778	92,553,281	30,276,592	17,174,426
Receivables:
Dividends and interest	8,936	273,774	—	8,644
Investments sold	1,212,410	—	1,252,855	—
Foreign tax reclaims	1,968	—	—	—
Shares sold	—	1,707,859	—	—
Securities lending	—	—	—	567
Total Assets	3,723,092	94,534,914	31,529,447	17,183,637
LIABILITIES:
Due to custodian	6,241	357,644	—	—
Payables:
Shares repurchased	1,230,563	—	—	—
Collateral upon return of securities loaned	—	—	—	659,993
Investments purchased	24,206	1,928,644	1,278,315	—
Accrued unitary management fees	956	24,232	7,908	4,683
Total Liabilities	1,261,966	2,310,520	1,286,223	664,676
NET ASSETS	$2,461,126	$92,224,394	$30,243,224	$16,518,961
NET ASSETS CONSIST OF:
Shares of beneficial interest	$2,392,546	$79,642,602	$28,209,477	$15,973,639
Undistributed net investment income (loss)	11,459	(168,502)	28,708	31,066
Undistributed net realized gain (loss)	109,450	723,005	38,506	820,967
Net unrealized appreciation (depreciation)	(52,329)	12,027,289	1,966,533	(306,711)
Net Assets	$2,461,126	$92,224,394	$30,243,224	$16,518,961
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	2,700,000	850,000	550,001
Net asset value	$24.61	$34.16	$35.58	$30.03
Market price	$24.57	$34.13	$35.55	$30.00
Unaffiliated investments, at cost	$2,552,107	$80,525,992	$28,310,059	$16,821,144
Affiliated investments, at cost	$—	$—	$—	$659,993
Total investments, at cost	$2,552,107	$80,525,992	$28,310,059	$17,481,137
(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$649,900

19

Statements of Operations

Six Months Ended April 30, 2013
(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,026,121	$49,277	$8,087,702	$34,403
Affiliated dividend income	—	2,882	520,242	—
Securities lending income	2,152	—	—	45
Foreign withholding tax	—	—	—	—
Total Income	1,028,273	52,159	8,607,944	34,448
EXPENSES:
Unitary management fees	203,465	9,587	335,054	4,037
Net Investment Income	824,808	42,572	8,272,890	30,411
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(273,548)	(40,536)	(2,317,262)	(103)
In-kind redemptions	17,088,327	395,591	3,043,209	—
Net realized gain (loss)	16,814,779	355,055	725,947	(103)
Net change in unrealized appreciation	4,400,238	118,128	20,617,095	464,235
Net realized and unrealized gain on investment securities	21,215,017	473,183	21,343,042	464,132
Net increase in net assets resulting from operations	$22,039,825	$515,755	$29,615,932	$494,543

See Notes to Financial Statements.

20

	PowerShares KBW International Financial Portfolio (KBWX)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)
INVESTMENT INCOME:
Unaffiliated dividend income	$29,240	$1,180,409	$123,220	$226,131
Affiliated dividend income	—	—	—	—
Securities lending income	—	—	—	3,488
Foreign withholding tax	(3,094)	—	—	—
Total Income	26,146	1,180,409	123,220	229,619
EXPENSES:
Unitary management fees	3,365	84,099	17,586	30,233
Net Investment Income	22,781	1,096,310	105,634	199,386
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	(17,696)	(2,163)	49,911	(27,108)
In-kind redemptions	192,568	1,205,455	—	857,116
Net realized gain (loss)	174,872	1,203,292	49,911	830,008
Net change in unrealized appreciation	90,985	11,159,833	1,739,543	592,137
Net realized and unrealized gain on investment securities	265,857	12,363,125	1,789,454	1,422,145
Net increase in net assets resulting from operations	$288,638	$13,459,435	$1,895,088	$1,621,531

21

Statements of Changes in Net Assets

	PowerShares KBW Bank Portfolio (KBWB)		PowerShares KBW Capital Markets Portfolio (KBWC)
	Six Months Ended April 30, 2013 (Unaudited)	For the Period November 1, 2011(a) to October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period November 1, 2011(a) to October 31, 2012
OPERATIONS:
Net investment income	$824,808	$1,195,847	$42,572	$82,152
Net realized gain (loss)	16,814,779	5,035,291	355,055	535,324
Net change in unrealized appreciation (depreciation)	4,400,238	(2,647,526)	118,128	(163,989)
Net increase in net assets resulting from operations	22,039,825	3,583,612	515,755	453,487
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(981,852)	(765,995)	(27,711)	(83,731)
Return of capital	—	(14,995)	—	—
Total distributions to shareholders	(981,852)	(780,990)	(27,711)	(83,731)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	565,131,123	1,062,903,770	13,237,100	20,642,712
Value of shares repurchased	(630,387,485)	(901,634,237)	(7,563,200)	(19,430,374)
Net increase (decrease) in net assets resulting from shares transactions	(65,256,362)	161,269,533	5,673,900	1,212,338
Increase (Decrease) in Net Assets	(44,198,389)	164,072,155	6,161,944	1,582,094
NET ASSETS:
Beginning of period	164,072,155	—	1,582,094	—
End of period	$119,873,766	$164,072,155	$7,744,038	$1,582,094
Undistributed net investment income at end of period	$318,384	$475,428	$18,359	$3,498
CHANGES IN SHARES OUTSTANDING:
Shares sold	21,650,000	47,000,001	350,000	650,001
Shares repurchased	(24,000,000)	(40,550,000)	(200,000)	(600,000)
Shares outstanding, beginning of period	6,450,001	—	50,001	—
Shares outstanding, end of period	4,100,001	6,450,001	200,001	50,001

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

22

	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Insurance Portfolio (KBWI)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period November 1, 2011(a) to October 31, 2012
OPERATIONS:
Net investment income	$8,272,890	$7,197,233	$30,411	$377,894
Net realized gain (loss)	725,947	1,973,977	(103)	1,171,767
Net change in unrealized appreciation (depreciation)	20,617,095	1,645,117	464,235	(21,652)
Net increase in net assets resulting from operations	29,615,932	10,816,327	494,543	1,528,009
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,118,363)	(7,679,260)	(32,731)	(382,882)
Return of capital	—	—	—	—
Total distributions to shareholders	(8,118,363)	(7,679,260)	(32,731)	(382,882)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	70,361,082	162,610,781	—	42,662,960
Value of shares repurchased	(14,718,635)	(21,615,189)	—	(41,660,190)
Net increase (decrease) in net assets resulting from shares transactions	55,642,447	140,995,592	—	1,002,770
Increase (Decrease) in Net Assets	77,140,016	144,132,659	461,812	2,147,897
NET ASSETS:
Beginning of period	170,975,625	26,842,966	2,147,897	—
End of period	$248,115,641	$170,975,625	$2,609,709	$2,147,897
Undistributed net investment income at end of period	$154,527	$—	$3,857	$6,177
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,800,000	6,850,000	—	1,100,001
Shares repurchased	(600,000)	(900,000)	—	(1,050,000)
Shares outstanding, beginning of period	7,150,000	1,200,000	50,001	—
Shares outstanding, end of period	9,350,000	7,150,000	50,001	50,001

23

Statements of Changes in Net Assets (Continued)

	PowerShares KBW International Financial Portfolio (KBWX)		PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$22,781	$89,319	$1,096,310	$380,840
Net realized gain (loss)	174,872	(304,353)	1,203,292	12,982
Net change in unrealized appreciation (depreciation)	90,985	197,924	11,159,833	1,509,373
Net increase (decrease) in net assets resulting from operations	288,638	(17,110)	13,459,435	1,903,195
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,516)	(71,172)	(1,264,812)	(455,671)
Return of capital	—	—	—	(109,084)
Total distributions to shareholders	(41,516)	(71,172)	(1,264,812)	(564,755)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,354,472	—	58,992,782	21,280,686
Value of shares repurchased	(1,230,563)	(2,006,456)	(4,732,088)	(3,861,814)
Net increase (decrease) in net assets resulting from shares transactions	1,123,909	(2,006,456)	54,260,694	17,418,872
Increase (Decrease) in Net Assets	1,371,031	(2,094,738)	66,455,317	18,757,312
NET ASSETS:
Beginning of period	1,090,095	3,184,833	25,769,077	7,011,765
End of period	$2,461,126	$1,090,095	$92,224,394	$25,769,077
Undistributed net investment income (loss) at end of period	$11,459	$30,194	$(168,502)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	—	1,900,000	800,000
Shares repurchased	(50,000)	(100,000)	(150,000)	(150,000)
Shares outstanding, beginning of period	50,000	150,000	950,000	300,000
Shares outstanding, end of period	100,000	50,000	2,700,000	950,000

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

24

	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)		PowerShares KBW Regional Banking Portfolio (KBWR)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period November 1, 2011(a) to October 31, 2012
OPERATIONS:
Net investment income	$105,634	$82,986	$199,386	$1,017,975
Net realized gain (loss)	49,911	355,995	830,008	14,675,653
Net change in unrealized appreciation (depreciation)	1,739,543	358,449	592,137	(898,848)
Net increase (decrease) in net assets resulting from operations	1,895,088	797,430	1,621,531	14,794,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(100,109)	(71,001)	(197,993)	(1,024,305)
Return of capital	—	—	—	—
Total distributions to shareholders	(100,109)	(71,001)	(197,993)	(1,024,305)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,423,258	6,797,744	13,378,154	185,071,553
Value of shares repurchased	—	(8,224,233)	(16,269,886)	(180,854,873)
Net increase (decrease) in net assets resulting from shares transactions	25,423,258	(1,426,489)	(2,891,732)	4,216,680
Increase (Decrease) in Net Assets	27,218,237	(700,060)	(1,468,194)	17,987,155
NET ASSETS:
Beginning of period	3,024,987	3,725,047	17,987,155	—
End of period	$30,243,224	$3,024,987	$16,518,961	$17,987,155
Undistributed net investment income (loss) at end of period	$28,708	$23,183	$31,066	$29,673
CHANGES IN SHARES OUTSTANDING:
Shares sold	750,000	250,000	450,000	7,450,001
Shares repurchased	—	(300,000)	(550,000)	(6,800,000)
Shares outstanding, beginning of period	100,000	150,000	650,001	—
Shares outstanding, end of period	850,000	100,000	550,001	650,001

25

Financial Highlights

PowerShares KBW Bank Portfolio (KBWB)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period November 1, 2011(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.44		$20.68
Net investment income(b)	0.19		0.43
Net realized and unrealized gain on investments	3.76		4.84
Total from investment operations	3.95		5.27
Distributions to shareholders from:
Net investment income	(0.15)		(0.50)
Return of capital	—		(0.01)
Total distributions	(0.15)		(0.51)
Net asset value at end of period	$29.24		$25.44
Market price at end of period(c)	$29.22		$25.46
NET ASSET VALUE, TOTAL RETURN(d)	15.57%		25.97%
MARKET PRICE TOTAL RETURN(d)	15.40%		26.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$119,874		$164,072
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.27	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35	%(e)
Net investment income	1.42	%(e)	1.84	%(e)
Portfolio turnover rate(f)	8%		4%

PowerShares KBW Capital Markets Portfolio (KBWC)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period November 1, 2011(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.64		$30.49
Net investment income(b)	0.29		0.61
Net realized and unrealized gain on investments	7.25		1.73
Total from investment operations	7.54		2.34
Distributions to shareholders from:
Net investment income	(0.46)		(1.19)
Net asset value at end of period	$38.72		$31.64
Market price at end of period(c)	$38.67		$31.62
NET ASSET VALUE, TOTAL RETURN(d)	24.07%		7.79%
MARKET PRICE TOTAL RETURN(d)	24.00%		7.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,744		$1,582
Ratio to average net assets of:
Expenses after Waivers	0.35	%(e)	0.16	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35	%(e)
Net investment income	1.55	%(e)	1.98	%(e)
Portfolio turnover rate(f)	33%		6%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  Annualized.

(f)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

26

Financial Highlights (Continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period November 29, 2010(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.91		$22.37	$23.51
Net investment income(b)	1.05		2.01	1.91
Net realized and unrealized gain (loss) on investments	2.60		1.88	(0.82)
Total from investment operations	3.65		3.89	1.09
Distributions to shareholders from:
Net investment income	(1.02)		(2.30)	(2.23)
Net realized gains	—		(0.05)	—
Total distributions	(1.02)		(2.35)	(2.23)
Net asset value at end of period	$26.54		$23.91	$22.37
Market price at end of period(c)	$26.53		$23.86	$22.43
NET ASSET VALUE, TOTAL RETURN(d)	15.80%		18.32%	4.64	%(e)
MARKET PRICE TOTAL RETURN(d)	16.00%		17.75%	4.92	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$248,116		$170,976	$26,843
Ratio to average net assets of:
Expenses(f)	0.35	%(g)	0.35%	0.37	%(g)
Net investment income	8.64	%(g)	8.56%	9.14	%(g)
Portfolio turnover rate(h)	15%		19%	33%

PowerShares KBW Insurance Portfolio (KBWI)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period November 1, 2011(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$42.96		$38.33
Net investment income(b)	0.61		1.42
Net realized and unrealized gain on investments	9.27		4.54
Total from investment operations	9.88		5.96
Distributions to shareholders from:
Net investment income	(0.65)		(1.33)
Net asset value at end of period	$52.19		$42.96
Market price at end of period(c)	$52.15		$42.95
NET ASSET VALUE, TOTAL RETURN(d)	23.26%		15.91%
MARKET PRICE TOTAL RETURN(d)	23.20%		15.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,610		$2,148
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(g)	0.11	%(g)
Expense, prior to Waivers	0.35	%(g)	0.35	%(g)
Net investment income	2.64	%(g)	3.61	%(g)
Portfolio turnover rate(h)	4%		5%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 2.97%. The market price total return from Fund Inception to October 31, 2011 was 3.38%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment company in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses, that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in your Fund's total return.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

27

Financial Highlights (Continued)

PowerShares KBW International Financial Portfolio (KBWX)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period November 29, 2010(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.80		$21.23	$24.70
Net investment income(b)	0.31		0.70	0.54
Net realized and unrealized gain (loss) on investments	3.29		0.55	(3.57)
Total from investment operations	3.60		1.25	(3.03)
Distributions to shareholders from:
Net investment income	(0.79)		(0.68)	(0.44)
Net asset value at end of period	$24.61		$21.80	$21.23
Market price at end of period(c)	$24.57		$21.79	$21.24
NET ASSET VALUE, TOTAL RETURN(d)	16.77%		6.13%	(12.45	)%(e)
MARKET PRICE TOTAL RETURN(d)	16.64%		6.03%	(12.41	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,461		$1,090	$3,185
Ratio to average net assets of:
Expenses	0.40	%(f)	0.40%	0.40	%(f)
Net investment income	2.71	%(f)	3.43%	2.44	%(f)
Portfolio turnover rate(g)	7%		5%	8%

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period November 29, 2010(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.13		$23.37	$24.96
Net investment income(b)	0.69		0.91	1.01
Net realized and unrealized gain (loss) on investments	7.11		4.22	(1.27)
Total from investment operations	7.80		5.13	(0.26)
Distributions to shareholders from:
Net investment income	(0.77)		(1.11)	(1.03)
Return of capital	—		(0.26)	(0.30)
Total distributions	(0.77)		(1.37)	(1.33)
Net asset value at end of period	$34.16		$27.13	$23.37
Market price at end of period(c)	$34.13		$27.11	$23.40
NET ASSET VALUE, TOTAL RETURN(d)	29.23%		22.54%	(1.20	)%(h)
MARKET PRICE TOTAL RETURN(d)	29.21%		22.30%	(1.08	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$92,224		$25,769	$7,012
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.36	%(f)
Net investment income	4.56	%(f)	3.58%	4.54	%(f)
Portfolio turnover rate(g)	11%		40%	36%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was (15.50)%. The market price total return from Fund Inception to October 31, 2011 was (15.40)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was (1.87)%. The market price total return from Fund Inception to October 31, 2011 was (1.55)%.

See Notes to Financial Statements.

28

Financial Highlights (Continued)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period November 29, 2010(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.25		$24.83	$24.75
Net investment income(b)	0.35		0.53	0.54
Net realized and unrealized gain on investments	5.64		5.41	0.04
Total from investment operations	5.99		5.94	0.58
Distributions to shareholders from:
Net investment income	(0.66)		(0.52)	(0.50)
Net asset value at end of period	$35.58		$30.25	$24.83
Market price at end of period(c)	$35.55		$30.24	$24.84
NET ASSET VALUE, TOTAL RETURN(d)	20.18%		24.21%	2.36	%(e)
MARKET PRICE TOTAL RETURN(d)	20.12%		24.12%	2.41	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,243		$3,025	$3,725
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.37	%(f)
Net investment income	2.10	%(f)	1.94%	2.38	%(f)
Portfolio turnover rate(g)	15%		2%	4%

PowerShares KBW Regional Banking Portfolio (KBWR)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period November 1, 2011(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.67		$23.85
Net investment income(b)	0.33		0.63
Net realized and unrealized gain on investments	2.33		3.94
Total from investment operations	2.66		4.57
Distributions to shareholders from:
Net investment income	(0.30)		(0.75)
Net asset value at end of period	$30.03		$27.67
Market price at end of period(c)	$30.00		$27.67
NET ASSET VALUE, TOTAL RETURN(d)	9.65%		19.20%
MARKET PRICE TOTAL RETURN(d)	9.54%		19.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,519		$17,987
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(f)	0.11	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35	%(f)
Net investment income	2.31	%(f)	2.44	%(f)
Portfolio turnover rate(g)	4%		3%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 0.38%. The market price total return from Fund Inception to October 31, 2011 was 0.45%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

29

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares KBW Bank Portfolio (KBWB)	"KBW Bank Portfolio"
PowerShares KBW Capital Markets Portfolio (KBWC)	"KBW Capital Markets Portfolio"
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	"KBW High Dividend Yield Financial Portfolio"
PowerShares KBW Insurance Portfolio (KBWI)	"KBW Insurance Portfolio"
PowerShares KBW International Financial Portfolio (KBWX)	"KBW International Financial Portfolio"
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	"KBW Premium Yield Equity REIT Portfolio"
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	"KBW Property & Casualty Insurance Portfolio"
PowerShares KBW Regional Banking Portfolio (KBWR)	"KBW Regional Banking Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
KBW Bank Portfolio	KBW Bank Index
KBW Capital Markets Portfolio	KBW Capital Markets Index
KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index
KBW Insurance Portfolio	KBW Insurance Index
KBW International Financial Portfolio	KBW Global ex-U.S. Financial Sector Index
KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index
KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index
KBW Regional Banking Portfolio	KBW Regional Banking Index

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW Premium Yield Equity REIT Portfolio, KBW High Dividend Yield Financial Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay such high dividends. Also, changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such companies' dividend payments may adversely affect the Fund.

REIT Risk. Although KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies' expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio each declares and pays dividends from net investment income monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

H. Securities Lending

KBW Bank Portfolio, KBW Insurance Portfolio and KBW Regional Banking Portfolio may lend portfolio securities having a market value up to one-third of each Fund's total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund, if and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the KBW International Financial Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of the Fund's average daily net assets, and KBW International Financial Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.40% of the Fund's average daily net assets. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the KBW Capital Markets Portfolio. Invesco Mortgage Capital, Inc. REIT and KBW High Dividend Yield Financial Portfolio are affiliated by each having an investment Adviser that is a wholly owned subsidiary of Invesco Ltd. The table below shows each Fund's transactions in, and earnings from, its respective investments in Invesco Ltd. or Invesco Mortgage Capital, Inc. REIT for the six-month period ended April 30, 2013.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

KBW Capital Markets Portfolio

	Value October 31, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2013	Dividend Income
Invesco Ltd.	$66,102	$570,655	$(340,833)	$37,937	$18,072	$351,933	$2,882

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2013	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$8,448,799	$5,564,046	$(1,648,685)	$(90,557)	$95,105	$12,368,708	$520,242

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had a capital loss carryforward as of October 31, 2012, which expires as follows:

		Post-effective no expiration
	2019	Short-term	Long-term	Total*
KBW Bank Portfolio	$—	$—	$—	$—
KBW Capital Markets Portfolio	—	14,537	—	14,537
KBW High Dividend Yield Financial Portfolio	—	—	—	—
KBW Insurance Portfolio	—	5,490	—	5,490
KBW International Financial Portfolio	10,832	6,744	46,567	64,143
KBW Premium Yield Equity REIT Portfolio	18,429	220,987	150,595	390,011
KBW Property & Casualty Insurance Portfolio**	9,892	—	—	9,892
KBW Regional Banking Portfolio	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

** The Fund utilized $1,043 of capital loss carryforward during the fiscal year ended October 31, 2012.

Note 7. Investment Transactions

For the six-month period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
KBW Bank Portfolio	$7,515,198	$7,540,246
KBW Capital Markets Portfolio	1,733,675	1,669,627
KBW High Dividend Yield Financial Portfolio	28,818,064	29,035,699
KBW Insurance Portfolio	85,481	86,836
KBW International Financial Portfolio	155,511	113,062
KBW Premium Yield Equity REIT Portfolio	5,661,351	5,929,413
KBW Property & Casualty Insurance Portfolio	1,719,742	1,702,137
KBW Regional Banking Portfolio	625,711	622,395
37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

For the six-month period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
KBW Bank Portfolio	$565,116,164	$630,478,160
KBW Capital Markets Portfolio	12,561,951	6,939,066
KBW High Dividend Yield Financial Portfolio	70,366,912	14,767,784
KBW Insurance Portfolio	—	—
KBW International Financial Portfolio	2,294,234	1,191,097
KBW Premium Yield Equity REIT Portfolio	58,971,360	4,801,082
KBW Property & Casualty Insurance Portfolio	25,420,903	—
KBW Regional Banking Portfolio	13,378,069	16,270,339

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
KBW Bank Portfolio	$119,875,007	$1,721,086	$2,505,840	$(784,754)
KBW Capital Markets Portfolio	7,788,906	(46,716)	153,392	(200,108)
KBW High Dividend Yield Financial Portfolio	230,285,750	19,363,794	22,400,509	(3,036,715)
KBW Insurance Portfolio	2,167,929	441,655	460,522	(18,867)
KBW International Financial Portfolio	2,553,386	(53,608)	95,418	(149,026)
KBW Premium Yield Equity REIT Portfolio	80,616,268	11,937,013	12,027,289	(90,276)
KBW Property & Casualty Insurance Portfolio	28,311,572	1,965,020	1,966,628	(1,608)
KBW Regional Banking Portfolio	17,490,178	(315,752)	282,060	(597,812)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

39

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

* The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

** The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

40

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

41

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:  PowerShares S&P 500® High Dividend Portfolio

0.35%:  PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

42

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

0.49%:  PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.60%:  PowerShares DWA SmallCap Technical LeadersTM Portfolio

0.65%:  PowerShares Senior Loan Portfolio

0.70%:  PowerShares MENA Frontier Countries Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond

*** In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

43

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that

44

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is

45

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

46

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-KBW-SAR-1

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares Senior Loan Portfolio (BKLN)

Fees and Expenses	2
Schedule of Investments
PowerShares Senior Loan Portfolio (BKLN)	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	14
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	23

Fees and Expenses

As a shareholder of the PowerShares Senior Loan Portfolio (the "Fund"), a series of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

In pursuing its investment objective, the Fund may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effects of such expenses are included in the Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Senior Loan Portfolio (BKLN) Actual	$1,000.00	$1,040.30	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

2

Portfolio Composition

PowerShares Senior Loan Portfolio (BKLN)

Credit Quality Rating Breakdown (% of the Fund's Net Assets) as of April 30, 2013

(Unaudited)

Baa2	0.9
Baa3	1.5
Ba1	6.7
Ba2	12.6
Ba3	17.8
B1	33.8
B2	7.5
B3	3.9
Caa1	1.9
Caa2	1.1
Caa3	4.6
Not Rated	7.5
Money Market Fund	16.4
Liabilities in excess of other assets	(16.2)

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—89.0%(a)(b)
	Advertising—1.7%
$40,920,000	Getty Images, Inc., Term Loan	4.750%	10/18/19	$41,569,809
22,521,873	Visant Corp., Term Loan B	5.250	12/22/16	21,956,574
				63,526,383
	Aerospace/Defense—1.9%
36,932,500	Silver II Borrower SCA, Term Loan (Luxembourg)	4.000	12/13/19	37,269,509
33,713,555	TransDigm, Inc., Term Loan C	3.750	02/28/20	34,256,681
				71,526,190
	Auto Manufacturers—1.6%
60,914,072	Chrysler Group LLC, Term Loan B	6.000	05/24/17	61,850,626
	Auto Parts & Equipment—2.1%
21,055,549	Allison Transmission, Inc., Term Loan B3	4.250	08/23/19	21,387,384
	Federal-Mogul Corp.
24,616,731	Term Loan B	2.138	12/29/14	23,420,481
11,957,811	Term Loan C	2.138	12/28/15	11,376,721
25,000,000	Goodyear Tire & Rubber Co. (The), Term Loan	4.750	04/30/19	25,274,250
				81,458,836
	Chemicals—2.8%
49,618,919	DuPont Performance Coatings, Inc., Term Loan B	4.750	02/01/20	50,332,191
55,882,253	Univar, Inc., Term Loan B	5.000	06/30/17	57,286,970
				107,619,161
	Coal—0.9%
34,164,451	Arch Coal, Inc., Term Loan	5.750	05/16/18	34,679,309

See Notes to Financial Statements.

3

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Commercial Services—5.6%
$30,798,407	Ceridian Corp., Extended Term Loan	5.949%	05/09/17	$31,392,355
28,812,113	Hertz Corp. (The), Term Loan B2	3.000	03/11/18	28,959,343
29,896,870	Ineos Holding Ltd., Term Loan	6.500	05/04/18	30,307,952
26,486,190	Interactive Data Corp., Term Loan B	3.750	02/11/18	26,804,819
23,277,255	KAR Auction Services, Inc., Term Loan B	3.750	05/19/17	23,655,510
30,248,122	Pharmaceutical Product Development, Inc., Term Loan	4.250	12/05/18	30,734,965
41,000,000	Weight Watchers International, Inc., Term Loan B2	3.750	04/02/20	40,964,330
				212,819,274
	Computers—1.2%
	SunGard Data Systems, Inc.
1,178,867	Term Loan C	3.950	02/28/17	1,188,203
42,871,514	Term Loan E	4.000	03/08/20	43,474,287
				44,662,490
	Diversified Financial Services—3.8%
48,775,066	Nuveen Investments, Inc., Term Loan	4.198	05/13/17	49,461,088
62,439,145	Springleaf Financial Corp., Term Loan	5.500	05/10/17	62,780,687
30,061,080	Walter Investment Management Corp., Term Loan B	5.750	11/28/17	30,643,513
				142,885,288
	Electric—4.0%
18,179,669	Calpine Corp., Term Loan	4.250	04/01/18	18,455,455
31,804,451	NRG Energy, Inc., Term Loan	3.250	07/01/18	32,236,832
	Texas Competitive Electric Holdings Co. LLC
56,053,410	Extended Term Loan	4.730	10/10/17	41,321,733
78,447,680	Term Loan	3.730	10/10/14	59,178,969
				151,192,989
	Environmental Control—1.0%
35,925,000	ADS Waste Holdings, Inc., Term Loan B	4.250	10/09/19	36,436,752
	Food—3.9%
	ARAMARK Corp.
781,962	Extended Letter of Credit 2	3.698	07/26/16	792,057
18,690,260	Extended Term Loan B	3.698	07/26/16	18,931,551
47,007	Letter of Credit 3	3.698	07/26/16	47,614
38,583,522	Term Loan C	3.750	07/26/16	39,081,635
54,042,563	Del Monte Foods Co., Term Loan	4.000	03/08/18	54,570,019
	U.S. Foods, Inc.
31,755,477	Extended Term Loan	5.750	03/31/17	32,172,268
1,989,848	Term Loan	5.750	03/31/17	2,017,039
				147,612,183
	Healthcare-Products—4.6%
36,571,040	Bausch & Lomb, Inc., Term Loan	5.250	05/17/19	37,053,961
42,328,318	Biomet, Inc., Term Loan B1	3.970	07/25/17	42,939,539
30,300,353	Carestream Health, Inc., Term Loan	5.000	02/25/17	30,573,057
29,849,774	Hologic, Inc., Term Loan B	4.500	08/01/19	30,299,461
32,265,664	Kinetic Concepts, Inc., Term Loan C1	5.500	05/04/18	32,890,811
				173,756,829

See Notes to Financial Statements.

4

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Healthcare-Services—5.7%
$20,690,704	CHS/Community Health Systems, Inc., Extended Term Loan	3.787%	01/25/17	$20,919,646
	DaVita, Inc.
29,398,267	Term Loan B	4.500	10/20/16	29,779,562
42,234,783	Term Loan B2	4.000	11/01/19	42,805,586
28,175,480	Drumm Invstors LLC, Term Loan	5.000	05/04/18	27,670,576
	HCA, Inc.
28,800,000	Term Loan B2	3.534	03/31/17	28,880,928
39,900,000	Term Loan B4	2.948	05/01/18	40,047,032
26,799,762	Health Management Associates, Inc., Term Loan B	3.500	11/16/18	27,096,301
				217,199,631
	Household Products/Wares—0.2%
8,182,167	Reynolds Group Holdings Ltd., Term Loan	4.750	09/28/18	8,325,355
	Insurance—1.9%
72,042,958	Asurion Corp., Term Loan B1	4.500	05/24/19	73,020,942
	Internet—0.8%
31,480,220	Zayo Group LLC, Term Loan	4.500	07/02/19	31,891,823
	Investment Companies—1.0%
38,724,117	RPI Finance Trust, Term Loan	3.500	05/09/18	39,189,969
	Leisure Time—0.8%
31,645,272	Sabre, Inc., Term Loan B	5.250	02/19/19	32,176,754
	Lodging—2.8%
	Caesars Entertainment Operating Co., Inc.
1,197,583	Term Loan B5	4.450	01/28/18	1,075,327
12,020,323	Term Loan B6	5.450	01/28/18	10,938,494
	Las Vegas Sands LLC
3,880,789	Extended Delay Draw Term Loan	2.700	11/23/16	3,890,898
19,723,908	Extended Term Loan B	2.700	11/23/16	19,775,289
35,925,000	MGM Resorts International, Term Loan B	4.250	12/20/19	36,523,870
32,000,000	Station Casinos LLC, Term Loan B	5.000	03/02/20	32,455,040
				104,658,918
	Media—9.6%
	Cengage Learning Acquisitions, Inc.
13,166,607	Extended Term Loan B	5.700	07/05/17	9,842,038
30,965,892	Term Loan	2.700	07/03/14	24,356,687
44,061,915	Cequel Communications LLC, Term Loan	3.500	02/14/19	44,472,352
7,245,069	Charter Communications Operating LLC, Term Loan C	3.450	09/06/16	7,270,680
46,958,020	Clear Channel Communications, Inc., Term Loan B	3.848	01/29/16	43,185,178
49,000,000	CSC Holdings LLC, Term Loan B	2.699	04/17/20	48,947,080
21,076,526	Cumulus Media Holdings, Inc., Term Loan	4.500	09/17/18	21,504,695
26,779,790	SuperMedia, Inc., Term Loan	11.000	12/31/15	20,034,630
31,081,760	TWCC Holding Corp., Term Loan	3.500	02/13/17	31,594,143
	Univision Communications, Inc.
6,192,320	Extended Term Loan	4.448	03/31/17	6,249,506
16,145,726	Extended Term Loan	4.750	03/01/20	16,316,305
52,390,479	VNU, Inc., Term Loan E	2.950	05/01/16	53,181,052
34,858,518	WideOpenWest Finance LLC, Term Loan B	4.750	04/01/19	35,386,799
				362,341,145

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Mining—2.8%
$70,786,059	Fortescue Metals Group Ltd., Term Loan (Australia)	5.250%	10/18/17	$72,166,387
34,515,568	Novelis, Inc., Term Loan (Canada)	3.750	03/10/17	35,162,735
				107,329,122
	Oil & Gas Services—0.6%
21,702,088	Frac Tech International LLC, Term Loan	8.500	05/06/16	21,488,431
	Packaging & Containers—1.2%
	Berry Plastics Group, Inc.
19,868,893	Term Loan C	2.198	04/03/15	20,010,459
27,000,000	Term Loan D	3.500	02/10/20	27,005,535
				47,015,994
	Pharmaceuticals—3.0%
36,913,991	Grifols, Inc., Term Loan B	4.250	06/01/17	37,395,903
31,016,964	NBTY, Inc., Term Loan B2	3.500	10/01/17	31,390,718
41,598,017	Quintiles Transnational Corp., Term Loan B2	4.500	06/08/18	42,227,187
				111,013,808
	Pipelines—0.4%
15,439,500	Energy Transfer Equity LP, Term Loan	3.750	03/24/17	15,540,320
	Real Estate—1.5%
18,321,085	Capital Automotive LP, Term Loan B1	4.250	04/10/19	18,500,448
	Realogy Corp.
1,427,056	Extended Synthetic Letter of Credit	4.448	10/10/16	1,446,785
37,326,129	Term Loan B	4.500	03/05/20	37,842,163
				57,789,396
	REITs—0.9%
32,024,547	iStar Financial, Inc., Term Loan B	4.500	10/15/17	32,459,921
	Retail—6.7%
39,041,261	Dunkin' Brands, Inc., Term Loan B3	3.750	02/14/20	39,507,218
24,344,562	J. Crew Group, Inc., Term Loan B1	4.000	03/07/18	24,646,069
35,500,000	Michaels Stores, Inc., Term Loan B	3.750	01/28/20	35,902,215
52,184,073	Neiman Marcus Group, Inc. (The), Term Loan	4.000	05/16/18	52,671,211
25,414,148	Petco Animal Supplies, Inc., Term Loan	4.000	11/24/17	25,804,255
27,000,000	PVH Corp., Term Loan B	3.250	02/13/20	27,270,000
25,194,375	Serta Simmons Holdings LLC, Term Loan	5.000	10/01/19	25,580,227
19,957,393	Wendy's International, Inc., Term Loan	4.750	05/15/19	20,108,571
				251,489,766
	Semiconductors—1.3%
48,248,011	Freescale Semiconductor, Inc., Term Loan B4	5.000	02/28/20	49,017,084
	Software—5.0%
28,450,882	Emdeon Business Services LLC, Term Loan B2	3.750	11/21/18	28,765,833
	First Data Corp.
23,750,000	Term Loan	4.199	03/23/18	23,731,119
14,703,323	Term Loan	4.200	03/24/17	14,714,000
36,145,856	IMS Health, Inc., Term Loan B1	3.750	09/01/17	36,499,905
55,343,227	Infor, Inc., Term Loan B2	5.250	04/05/18	56,326,399
27,950,000	RP Crown Parent LLC, Term Loan	6.750	12/21/18	28,631,281
				188,668,537

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (Continued)
	Telecommunications—7.7%
$36,930,000	Alcatel-Lucent USA, Inc., Term Loan	7.250%	01/30/19	$37,920,278
26,368,372	Avaya, Inc., Term Loan B3	4.788	10/26/17	24,611,183
32,877,004	Crown Castle Operating Co., Term Loan B	3.250	01/31/19	33,090,047
62,217,433	Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg)	4.500	04/02/18	63,150,695
	MetroPCS Wireless, Inc.
493,404	Term Loan B2	4.730	11/03/16	494,576
26,607,619	Term Loan B3	4.880	03/17/18	26,699,149
35,141,483	Telesat Canada, Term B2 Loan (Canada)	3.500	03/28/19	35,546,313
41,000,000	West Corp., Term Loan B8	4.250	06/30/18	41,740,460
27,945,000	Windstream Corp., Term Loan B4	3.500	01/23/20	28,119,796
				291,372,497
	Total Senior Floating Rate Loans (Cost $3,356,571,507)			3,372,015,723
	Corporate Bonds—10.7%
	Chemicals—0.3%
11,000,000	Ineos Finance PLC (United Kingdom)(c)	7.500	05/01/20	12,347,500
	Electric—1.0%
2,034,000	Calpine Corp.(c)	7.250	10/15/17	2,163,667
2,500,000	Calpine Corp.(c)	7.500	02/15/21	2,837,500
674,000	Calpine Corp.(c)	7.875	01/15/23	775,100
40,951,000	Texas Competitive Electric Holdings Co. LLC(c)	11.500	10/01/20	32,453,668
				38,229,935
	Healthcare-Services—2.0%
44,000,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	47,190,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,285,982
27,500,000	HCA, Inc.	4.750	05/01/23	28,737,500
				77,213,482
	Household Products/Wares—1.0%
1,500,000	Reynolds Group Holdings Ltd.	7.125	04/15/19	1,623,750
3,000,000	Reynolds Group Holdings Ltd.	7.875	08/15/19	3,375,000
31,500,000	Reynolds Group Holdings Ltd.	5.750	10/15/20	33,075,000
				38,073,750
	Leisure Time—0.1%
4,000,000	Sabre, Inc.(c)	8.500	05/15/19	4,465,000
	Lodging—1.3%
17,665,000	Caesars Entertainment Operating Co., Inc.(c)	9.000	02/15/20	17,488,350
13,000,000	Caesars Operating Escrow LLC / Caesars Escrow Corp.(c)	9.000	02/15/20	12,870,000
19,000,000	Caesars Operating Escrow LLC / Caesars Escrow Corp.(c)	9.000	02/15/20	18,810,000
				49,168,350
	Media—2.4%
10,000,000	Cengage Learning Acquisitions, Inc.(c)	11.500	04/15/20	7,900,000
28,179,000	Clear Channel Communications, Inc.(c)	9.000	12/15/19	28,319,895
36,777,000	Univision Communications, Inc.(c)	6.875	05/15/19	40,362,757
12,500,000	Univision Communications, Inc.(c)	6.750	09/15/22	13,937,500
				90,520,152

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Software—2.2%
$11,940,000	First Data Corp.(c)	7.375%	06/15/19	$13,044,450
65,500,000	First Data Corp.(c)	6.750	11/01/20	70,576,250
				83,620,700
	Telecommunications—0.4%
16,100,000	Avaya, Inc.(c)	7.000	04/01/19	15,576,750
	Total Corporate Bonds (Cost $397,060,727)			409,215,619
Number of Shares
	Common Stocks—0.1%
	Media—0.1%
46,184	Tribune Co.(d) (Cost $2,094,906)			2,620,942
	Money Market Fund—16.4%
623,763,242	Bank of New York (The) Cash Reserve(e) (Cost $623,763,242)			623,763,242
	Total Investments (Cost $4,379,490,382)—116.2%			4,407,615,526
	Liabilities in excess of other assets—(16.2)%			(614,337,381)
	Net Assets—100.0%			$3,793,278,145

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(b)  Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)  Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the "1933 Act"), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $293,928,387, which represented 7.75% of the Fund's Net Assets.

(d)  Non-income producing security.

(e)  Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 2C.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2013
(Unaudited)

ASSETS:
Investments, at value	$4,407,615,526
Cash	20,865,049
Receivables:
Shares sold	55,342,423
Interest	16,263,634
Total Assets	4,500,086,632
LIABILITIES:
Payables for investments purchased	705,031,474
Accrued unitary management fees	1,777,013
Total Liabilities	706,808,487
NET ASSETS	$3,793,278,145
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,764,198,100
Undistributed net investment income	4,363,374
Undistributed net realized gain (loss)	(3,408,473)
Net unrealized appreciation	28,125,144
Net Assets	$3,793,278,145
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,800,100
Net asset value	$25.15
Market price	$25.19
Investments, at cost	$4,379,490,382

See Notes to Financial Statements.

9

Statement of Operations

PowerShares Senior Loan Portfolio (BKLN)

Six Months Ended April 30, 2013
(Unaudited)

INVESTMENT INCOME:
Interest income	$61,682,316
Dividend income	18,552
Total Income	61,700,868
EXPENSES:
Unitary management fees	6,800,878
Net Investment Income	54,899,990
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) from investment securities	(377,545)
Net change in unrealized appreciation on investment securities	26,787,662
Net realized and unrealized gain	26,410,117
Net increase in net assets resulting from operations	$81,310,107

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$54,899,990	$23,757,977
Net realized gain (loss)	(377,545)	(736,100)
Net change in unrealized appreciation	26,787,662	7,628,921
Net increase in net assets resulting from operations	81,310,107	30,650,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(50,536,616)	(23,645,550)
Return of capital	—	(31,153)
Total distributions to shareholders	(50,536,616)	(23,676,703)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,602,850,566	1,029,719,077
Value of shares repurchased	(39,251,705)	(9,587,500)
Transaction fees	3,094,372	2,769,184
Net increase in net assets resulting from shares transactions	2,566,693,233	1,022,900,761
Increase in Net Assets	2,597,466,724	1,029,874,856
NET ASSETS:
Beginning of period	1,195,811,421	165,936,565
End of period	$3,793,278,145	$1,195,811,421
Undistributed net investment income at end of period	$4,363,374	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	104,100,000	41,800,000
Shares repurchased	(1,600,000)	(400,000)
Shares outstanding, beginning of period	48,300,100	6,900,100
Shares outstanding, end of period	150,800,100	48,300,100

See Notes to Financial Statements.

11

Statement of Cash Flows

PowerShares Senior Loan Portfolio (BKLN)

Six Months Ended April 30, 2013
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$81,310,107
ADJUSTMENTS TO RECONCILE THE CHANGE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Purchases of investments	(3,311,240,590)
Proceeds from disposition of investments sold	755,638,754
Amortization of premiums and accretion of discounts on investments	(11,761,757)
Increase in interest receivable	(12,928,149)
Increase in payable for investments purchased	517,655,187
Increase in payable for accrued expenses	1,195,110
Net change in unrealized appreciation on investments	(26,787,662)
Net realized loss on investments	377,545
Net cash provided by (used in) operating activities	(2,006,541,455)
CASH PROVIDED BY FINANCING ACTIVITIES:
Decrease in payable for amount due custodian	(2,665,955)
Distributions paid to shareholders	(50,536,616)
Proceeds from shares of beneficial interest sold	2,547,508,143
Disbursements for shares of beneficial interest repurchased	(39,251,705)
Net proceeds from transaction fees	3,094,372
Net cash provided by financing activities	2,458,148,239
Net increase in cash and cash equivalents	451,606,784
Cash and cash equivalents at beginning of period	193,021,507
Cash and cash equivalents at end of period	$644,628,291

See Notes to Financial Statements.

12

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period March 1, 2011 (a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.76		$24.05	$25.00
Net investment income(b)	0.65		1.21	0.69
Net realized and unrealized gain (loss) on investments	0.30		0.58	(1.05)
Total from investment operations	0.95		1.79	(0.36)
Distributions to shareholders from:
Net investment income	(0.60)		(1.22)	(0.59)
Return of capital	—		0.00 (c)	—
Total distributions	(0.60)		(1.22)	(0.59)
Transaction fees(b)	0.04		0.14	—
Net asset value at end of period	$25.15		$24.76	$24.05
Market price at end of period(d)	$25.19		$24.83	$24.02
NET ASSET VALUE, TOTAL RETURN(e)	4.03%		8.26%	(1.44	)%(f)
MARKET PRICE TOTAL RETURN(e)	3.90%		8.67%	(1.57	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,793,278		$1,195,811	$165,937
Ratio to average net assets of:
Expenses, including Waivers(g)	0.65	%(h)	0.65%	0.65	%(h)
Expenses, excluding Waivers(g)	0.65	%(h)	0.67%	0.75	%(h)
Expenses, including interest expenses	0.65	%(h)	0.65%	0.65	%(h)
Net investment income	5.29	%(h)	5.00%	4.30	%(h)
Portfolio turnover rate(i)	35%		49%	49%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (March 3, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.16)%. The market price total return from Fund Inception to October 31, 2011 was (1.84)%.

(g)  In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effects of the investment companies' expenses are included in the Fund's total return.

(h)  Annualized.

(i)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

13

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	"Senior Loan Portfolio"

The portfolio (the "Fund") represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund's Shares." The Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of the Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally for cash only. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "Underlying Index").

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policies. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

14

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

15

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Fund's respective Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Non-Correlation Risk. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset values than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the

16

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the "SEC") or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be

17

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

G. Expenses

The Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the "Sub-Adviser"), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies expenses are included in the realized and unrealized gain (loss) on the investments in the investment companies.

18

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

H. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a tax return of capital at fiscal period-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund's average daily net assets. The Adviser has agreed to pay substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund's line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, the primary sub-adviser to the Fund. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Standard & Poor's (the "Licensor"). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use with the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor make no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other

19

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans	$—	$3,372,015,723	$—	$3,372,015,723
Corporate Bonds	—	409,215,619	—	409,215,619
Common Stock	2,620,942	—	—	2,620,942
Money Market Fund	623,763,242	—	—	623,763,242
Total Investments	$626,384,184	$3,781,231,342	$—	$4,407,615,526

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as

20

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The Fund had short-term and long-term capital loss carryforward in amount of $2,739,334 and $291,594, respectively, as of October 31, 2012 which is not subject to expiration.

Note 6. Investment Transactions

The aggregate amount of investment securities purchased and sold by the Fund during the six-month period ended April 30, 2013 was $3,308,724,946 and $754,124,570, respectively.

At April 30, 2013, the cost of investments is the same for tax and financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
$4,379,490,382	$28,125,144	$36,621,289	$(8,496,145)

Note 7. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended April 30, 2013, there were no interests in Senior Loans purchased by the Fund on a participation basis.

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $300,000,000, or (2) the limits set

21

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays a commitment fee of 0.125% and an upfront fee of 0.05% on the committed amount. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended April 30, 2013, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

The Fund charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

The Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in the Fund's Shares are disclosed in detail on the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

22

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

**  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

23

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

24

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

0.22%:  PowerShares Fundamental Investment Grade Corporate Bond Portfolio

0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:  PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

0.29%:  PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:  PowerShares S&P 500® High Dividend Portfolio

0.35%:  PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.40%:  PowerShares KBW International Financial Portfolio

25

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

0.45%:  PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

0.49%:  PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

0.50%:  PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

0.60%:  PowerShares DWA SmallCap Technical LeadersTM Portfolio

0.65%:  PowerShares Senior Loan Portfolio

0.70%:  PowerShares MENA Frontier Countries Portfolio

0.75%:  PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio

0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold

***In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

26

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

27

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory

28

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

29

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-BKLN-SAR-1

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares S&P 500® High Beta Portfolio (SPHB)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

Fees and Expenses	2
S&P 500® Portfolios
Schedules of Investments
PowerShares S&P 500® High Beta Portfolio (SPHB)	4
PowerShares S&P 500® High Dividend Portfolio (SPHD)	6
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	8
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	10
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	14
PowerShares S&P International Developed High Beta Portfolio (IDHB)	18
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	21
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	24
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	26
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	40
Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	50

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P 500® High Beta Portfolio (SPHB) Actual	$1,000.00	$1,172.94	0.25%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares S&P 500® High Dividend Portfolio (SPHD) Actual	$1,000.00	$1,160.97	0.30%	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
PowerShares S&P 500® Low Volitility Portfolio (SPLV) Actual	$1,000.00	$1,164.49	0.25%	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) Actual	$1,000.00	$991.28	0.29%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

2

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) Actual	$1,000.00	$1,081.38	0.29%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45
PowerShares S&P International Developed High Beta Portfolio (IDHB) Actual	$1,000.00	$1,103.94	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares S&P International Developed Low Volatility Portfolio (IDLV) Actual	$1,000.00	$1,151.47	0.25%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares S&P MidCap Low Volatility Portfolio (XMLV) (2) Actual	$1,000.00	$1,090.00	0.25%	$0.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV) (2) Actual	$1,000.00	$1,065.10	0.25%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 12, 2013 (Commencement of Investment Operations) to April 30, 2013. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying by 78/365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

3

Portfolio Composition

PowerShares S&P 500® High Beta Portfolio (SPHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	26.1
Information Technology	20.5
Energy	18.0
Consumer Discretionary	13.0
Industrials	10.3
Materials	9.0
Health Care	1.9
Telecommunication Services	1.2
Money Market Fund	0.0
Other assets less liabilities	0.0

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.0%
44,778	Abercrombie & Fitch Co., Class A	$2,219,198
36,314	BorgWarner, Inc.(a)	2,838,665
53,168	CBS Corp., Class B	2,434,031
103,309	D.R. Horton, Inc.	2,694,299
34,505	Expedia, Inc.	1,926,759
28,861	Fossil, Inc.(a)	2,831,841
194,848	Goodyear Tire & Rubber Co. (The)(a)	2,434,626
60,642	Harman International Industries, Inc.	2,711,304
73,882	Johnson Controls, Inc.	2,586,609
66,247	Lennar Corp., Class A	2,730,701
176,796	PulteGroup, Inc.(a)	3,710,948
44,842	Starwood Hotels & Resorts Worldwide, Inc.	2,893,206
22,545	Whirlpool Corp.	2,576,442
		34,588,629
	Energy—18.0%
30,541	Anadarko Petroleum Corp.	2,588,655
41,467	Cameron International Corp.(a)	2,552,294
135,081	Chesapeake Energy Corp.	2,639,483
168,755	Denbury Resources, Inc.(a)	3,019,027
20,884	EOG Resources, Inc.	2,530,305
43,215	Helmerich & Payne, Inc.	2,533,263
36,709	Hess Corp.	2,649,656
69,501	Marathon Oil Corp.	2,270,598
39,321	Murphy Oil Corp.	2,441,441
208,394	Nabors Industries Ltd. (Bermuda)	3,082,147
35,822	National Oilwell Varco, Inc.	2,336,311
92,612	Newfield Exploration Co.(a)	2,018,015
63,070	Noble Corp. (Switzerland)	2,365,125
26,237	Occidental Petroleum Corp.	2,341,915
127,114	Peabody Energy Corp.	2,549,907
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
25,471	Pioneer Natural Resources Co.	$3,113,320
88,074	QEP Resources, Inc.	2,528,605
28,673	Schlumberger Ltd.	2,134,131
150,252	WPX Energy, Inc.(a)	2,348,439
		48,042,637
	Financials—26.1%
47,233	Aflac, Inc.	2,571,364
63,856	American International Group, Inc.(a)	2,644,916
38,246	Ameriprise Financial, Inc.	2,850,474
268,649	Bank of America Corp.	3,307,069
87,485	Bank of New York Mellon Corp. (The)	2,468,827
120,304	CBRE Group, Inc., Class A(a)	2,913,763
141,393	Charles Schwab Corp. (The)	2,398,025
74,832	Citigroup, Inc.	3,491,661
65,081	Comerica, Inc.	2,359,186
288,968	E*TRADE Financial Corp.(a)	2,973,481
242,943	First Horizon National Corp.	2,526,607
425,439	Genworth Financial, Inc., Class A(a)	4,267,153
16,194	Goldman Sachs Group, Inc. (The)	2,365,458
121,458	Hartford Financial Services Group, Inc. (The)	3,411,755
143,242	Host Hotels & Resorts, Inc. REIT	2,617,031
94,129	Invesco Ltd.(b)	2,987,654
99,237	Leucadia National Corp.	3,065,431
109,056	Lincoln National Corp.	3,708,995
76,527	MetLife, Inc.	2,983,788
139,782	Morgan Stanley	3,096,171
46,535	Prudential Financial, Inc.	2,811,645
334,189	Regions Financial Corp.	2,837,265
88,633	SunTrust Banks, Inc.	2,592,515
98,766	Zions Bancorp.	2,431,619
		69,681,853

See Notes to Financial Statements.

4

Schedule of Investments (Continued)

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—1.9%
54,843	Agilent Technologies, Inc.	$2,272,694
60,274	Tenet Healthcare Corp.(a)	2,734,029
		5,006,723
	Industrials—10.3%
24,129	Caterpillar, Inc.	2,043,002
22,590	Cummins, Inc.	2,403,350
38,980	Eaton Corp. PLC (Ireland)	2,393,762
40,782	Fluor Corp.	2,323,758
50,176	Jacobs Engineering Group, Inc.(a)	2,532,884
51,432	Joy Global, Inc.	2,906,937
185,802	Masco Corp.	3,611,991
48,246	PACCAR, Inc.	2,401,686
25,359	Parker Hannifin Corp.	2,246,047
30,467	Stanley Black & Decker, Inc.	2,279,236
90,906	Textron, Inc.	2,340,830
		27,483,483
	Information Technology—20.5%
1,368,429	Advanced Micro Devices, Inc.(a)	3,858,970
72,422	Akamai Technologies, Inc.(a)	3,180,050
69,492	Autodesk, Inc.(a)	2,736,595
74,668	Broadcom Corp., Class A	2,688,048
36,622	Citrix Systems, Inc.(a)	2,276,790
50,135	Computer Sciences Corp.	2,348,825
138,735	Electronic Arts, Inc.(a)	2,443,123
23,989	F5 Networks, Inc.(a)	1,833,479
97,887	First Solar, Inc.(a)	4,557,619
144,873	Jabil Circuit, Inc.	2,578,739
203,741	JDS Uniphase Corp.(a)	2,750,504
391,098	LSI Corp.(a)	2,557,781
357,980	Micron Technology, Inc.(a)	3,372,172
84,718	Molex, Inc.	2,335,675
44,699	Red Hat, Inc.(a)	2,142,423
45,137	SanDisk Corp.(a)	2,366,984
72,580	Seagate Technology PLC (Ireland)	2,663,686
56,544	TE Connectivity Ltd. (Switzerland)	2,462,491
171,280	Teradyne, Inc.(a)	2,815,843
51,069	Western Digital Corp.	2,823,094
		54,792,891
	Materials—9.0%
281,589	Alcoa, Inc.	2,393,507
108,231	Allegheny Technologies, Inc.	2,920,072
10,995	CF Industries Holdings, Inc.	2,050,678
78,994	Cliffs Natural Resources, Inc.	1,685,732
38,159	Eastman Chemical Co.	2,543,297
72,749	Freeport-McMoRan Copper & Gold, Inc.	2,213,752
46,467	LyondellBasell Industries NV, Class A (Netherlands)	2,820,547
96,343	Owens-Illinois, Inc.(a)	2,531,894
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
155,576	United States Steel Corp.	$2,769,253
43,647	Vulcan Materials Co.	2,177,112
		24,105,844
	Telecommunication Services—1.2%
434,422	Sprint Nextel Corp.(a)	3,062,675
	Total Common Stocks and Other Equity Interests (Cost $260,437,278)	266,764,735
	Money Market Fund—0.0%
42,729	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $42,729)	42,729
	Total Investments (Cost $260,480,007)—100.0%	266,807,464
	Other assets less liabilities—0.0%	29,711
	Net Assets—100.0%	$266,837,175

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

5

Portfolio Composition

PowerShares S&P 500® High Dividend Portfolio (SPHD)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Utilities	24.4
Financials	15.9
Consumer Staples	13.2
Health Care	11.4
Energy	8.7
Telecommunication Services	7.2
Industrials	6.7
Information Technology	5.7
Consumer Discretionary	3.8
Materials	3.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Schedule of Investments

PowerShares S&P 500® High Dividend Portfolio (SPHD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—3.8%
99,502	H&R Block, Inc.	$2,760,185
44,653	Mattel, Inc.	2,038,856
		4,799,041
	Consumer Staples—13.2%
81,244	Altria Group, Inc.	2,966,219
29,048	H.J. Heinz Co.	2,103,656
20,312	Kimberly-Clark Corp.	2,095,995
70,775	Mondelez International, Inc., Class A	2,225,874
21,646	Philip Morris International, Inc.	2,069,141
64,932	Reynolds American, Inc.	3,079,075
54,237	Sysco Corp.	1,890,702
		16,430,662
	Energy—8.7%
14,094	Chevron Corp.	1,719,609
37,803	ConocoPhillips	2,285,191
34,919	Diamond Offshore Drilling, Inc.	2,412,903
51,110	Kinder Morgan, Inc.	1,998,401
77,696	Spectra Energy Corp.	2,449,755
		10,865,859
	Financials—15.9%
48,822	Cincinnati Financial Corp.	2,387,884
41,310	CME Group, Inc.	2,514,127
47,743	HCP, Inc. REIT	2,544,702
38,514	Health Care REIT, Inc.	2,887,394
99,474	Kimco Realty Corp. REIT	2,365,492
211,450	People's United Financial, Inc.	2,782,682
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
39,568	Plum Creek Timber Co., Inc. REIT	$2,039,335
29,086	Ventas, Inc. REIT	2,316,118
		19,837,734
	Health Care—11.4%
98,088	Abbott Laboratories	3,621,409
58,457	Bristol-Myers Squibb Co.	2,321,912
37,504	Eli Lilly & Co.	2,076,972
23,492	Johnson & Johnson	2,002,223
48,158	Merck & Co., Inc.	2,263,426
65,556	Pfizer, Inc.	1,905,713
		14,191,655
	Industrials—6.7%
75,875	General Electric Co.	1,691,254
24,188	Lockheed Martin Corp.	2,396,789
30,830	Raytheon Co.	1,892,345
59,442	Waste Management, Inc.	2,435,933
		8,416,321
	Information Technology—5.7%
100,979	Intel Corp.	2,418,447
64,908	Microchip Technology, Inc.	2,363,949
65,473	Paychex, Inc.	2,383,872
		7,166,268
	Materials—3.0%
39,451	E.I. du Pont de Nemours & Co.	2,150,474
35,564	Nucor Corp.	1,551,302
		3,701,776

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—7.2%
77,603	AT&T, Inc.	$2,907,008
83,780	CenturyLink, Inc.	3,147,615
54,849	Verizon Communications, Inc.	2,956,909
		9,011,532
	Utilities—24.4%
81,725	Ameren Corp.	2,962,531
35,143	Duke Energy Corp.	2,642,754
40,926	Entergy Corp.	2,915,159
110,544	Exelon Corp.	4,146,505
66,206	FirstEnergy Corp.	3,085,200
47,852	Integrys Energy Group, Inc.	2,945,769
143,377	Pepco Holdings, Inc.	3,240,320
85,502	PPL Corp.	2,854,057
76,881	Public Service Enterprise Group, Inc.	2,814,613
153,944	TECO Energy, Inc.	2,944,949
		30,551,857
	Total Common Stocks and Other Equity Interests (Cost $115,322,736)	124,972,705
	Money Market Fund—0.1%
187,130	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $187,130)	187,130
	Total Investments (Cost $115,509,866)—100.1%	125,159,835
	Liabilities in excess of other assets—(0.1)%	(172,226)
	Net Assets—100.0%	$124,987,609

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Utilities	31.6
Consumer Staples	24.0
Financials	15.3
Health Care	8.6
Industrials	8.1
Information Technology	3.6
Telecommunication Services	2.7
Materials	2.5
Consumer Discretionary	1.9
Energy	1.7
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—1.9%
524,310	McDonald's Corp.	$53,553,023
746,798	Target Corp.	52,694,067
		106,247,090
	Consumer Staples—24.0%
1,378,912	Altria Group, Inc.	50,344,077
1,484,618	Campbell Soup Co.	68,901,121
804,738	Clorox Co. (The)	69,408,653
1,357,945	Coca-Cola Co. (The)	57,481,812
489,701	Colgate-Palmolive Co.	58,475,197
1,437,734	ConAgra Foods, Inc.	50,852,652
830,312	CVS Caremark Corp.	48,307,552
985,111	Dr Pepper Snapple Group, Inc.	48,102,970
1,445,896	General Mills, Inc.	72,902,076
966,802	H.J. Heinz Co.	70,015,801
610,038	Hershey Co. (The)	54,390,988
1,377,246	Hormel Foods Corp.	56,838,942
462,336	J.M. Smucker Co. (The)	47,726,945
868,988	Kellogg Co.	56,518,980
657,111	Kimberly-Clark Corp.	67,807,284
776,529	McCormick & Co., Inc.	55,863,496
1,667,119	Mondelez International, Inc., Class A	52,430,893
907,578	PepsiCo, Inc.	74,847,958
455,715	Philip Morris International, Inc.	43,561,797
672,342	Procter & Gamble Co. (The)	51,615,695
1,018,343	Reynolds American, Inc.	48,289,825
1,609,962	Sysco Corp.	56,123,275
598,815	Wal-Mart Stores, Inc.	46,539,902
		1,307,347,891
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—1.7%
517,776	Exxon Mobil Corp.	$46,076,886
1,506,435	Spectra Energy Corp.	47,497,896
		93,574,782
	Financials—15.3%
320,364	AvalonBay Communities, Inc. REIT	42,621,227
559,887	Berkshire Hathaway, Inc., Class B(a)	59,527,186
434,148	Boston Properties, Inc. REIT	47,508,816
565,459	Chubb Corp. (The)	49,799,974
1,018,440	Cincinnati Financial Corp.	49,811,900
769,681	Equity Residential REIT	44,687,679
928,523	HCP, Inc. REIT	49,490,276
756,113	Health Care REIT, Inc.	56,685,792
1,015,578	Loews Corp.	45,365,869
1,213,429	Marsh & McLennan Cos., Inc.	46,122,436
878,332	Plum Creek Timber Co., Inc. REIT	45,269,231
306,566	Public Storage REIT	50,583,390
286,233	Simon Property Group, Inc. REIT	50,969,510
828,282	Torchmark Corp.	51,411,464
566,171	Travelers Cos., Inc. (The)	48,356,665
688,038	Ventas, Inc. REIT	54,788,466
497,295	Vornado Realty Trust REIT	43,543,150
		836,543,031
	Health Care—8.6%
1,352,842	Abbott Laboratories	49,946,927
903,348	AmerisourceBergen Corp.	48,889,194
602,551	Becton, Dickinson and Co.	56,820,559
437,919	C.R. Bard, Inc.	43,511,632

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
935,046	Cardinal Health, Inc.	$41,347,734
940,191	Johnson & Johnson	80,132,479
436,667	McKesson Corp.	46,208,102
1,068,000	Merck & Co., Inc.	50,196,000
1,891,232	Pfizer, Inc.	54,978,114
		472,030,741
	Industrials—8.1%
473,217	3M Co.	49,550,552
1,010,381	Cintas Corp.	45,335,795
537,190	L-3 Communications Holdings, Inc.	43,646,687
508,877	Lockheed Martin Corp.	50,424,622
678,428	Northrop Grumman Corp.	51,384,137
813,792	Raytheon Co.	49,950,553
439,386	Stericycle, Inc.(a)	47,594,291
560,528	United Parcel Service, Inc., Class B	48,115,724
1,301,574	Waste Management, Inc.	53,338,503
		439,340,864
	Information Technology—3.6%
808,008	Automatic Data Processing, Inc.	54,411,259
535,482	Fiserv, Inc.(a)	48,787,765
213,303	International Business Machines Corp.	43,202,389
1,362,458	Paychex, Inc.	49,607,096
		196,008,509
	Materials—2.5%
928,334	Ball Corp.	40,958,096
1,280,543	Bemis Co., Inc.	50,389,367
372,971	Praxair, Inc.	42,630,585
		133,978,048
	Telecommunication Services—2.7%
1,337,308	AT&T, Inc.	50,095,558
1,073,784	CenturyLink, Inc.	40,342,065
1,040,631	Verizon Communications, Inc.	56,100,417
		146,538,040
	Utilities—31.6%
1,303,551	AGL Resources, Inc.	57,160,711
1,549,558	Ameren Corp.	56,171,478
1,243,179	American Electric Power Co., Inc.	63,936,696
2,151,521	CenterPoint Energy, Inc.	53,099,538
2,206,489	CMS Energy Corp.	66,062,281
1,117,060	Consolidated Edison, Inc.	71,100,869
1,100,323	Dominion Resources, Inc.	67,867,923
924,780	DTE Energy Co.	67,397,966
802,971	Duke Energy Corp.	60,383,419
1,104,232	Edison International	59,407,682
831,204	Entergy Corp.	59,206,661
1,132,426	FirstEnergy Corp.	52,771,052
854,281	Integrys Energy Group, Inc.	52,589,538
858,458	NextEra Energy, Inc.	70,419,310
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,826,702	NiSource, Inc.	$56,134,553
1,194,762	Northeast Utilities	54,158,561
878,498	ONEOK, Inc.	45,119,657
2,950,534	Pepco Holdings, Inc.	66,682,068
1,314,413	PG&E Corp.	63,670,166
1,059,440	Pinnacle West Capital Corp.	64,519,896
1,868,666	PPL Corp.	62,376,071
1,643,392	Public Service Enterprise Group, Inc.	60,164,581
1,313,959	SCANA Corp.	71,216,578
663,090	Sempra Energy	54,937,007
1,390,200	Southern Co. (The)	67,049,346
3,255,542	TECO Energy, Inc.	62,278,518
1,501,628	Wisconsin Energy Corp.	67,483,162
2,126,319	Xcel Energy, Inc.	67,595,681
		1,720,960,969
	Total Common Stocks and Other Equity Interests (Cost $4,855,337,332)	5,452,569,965
	Money Market Fund—0.2%
8,495,718	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $8,495,718)	8,495,718
	Total Investments (Cost $4,863,833,050)—100.2%	5,461,065,683
	Liabilities in excess of other assets—(0.2)%	(8,535,031)
	Net Assets—100.0%	$5,452,530,652

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	28.7
Materials	28.1
Industrials	14.9
Energy	12.5
Information Technology	7.0
Consumer Discretionary	5.3
Utilities	1.4
Telecommunication Services	1.0
Consumer Staples	0.9
Other assets less liabilities	0.2

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—11.7%
560	Banco Bradesco SA	$9,606
560	Banco Bradesco SA (Preference Shares)	9,209
800	Banco do Brasil SA	10,106
1,200	Banco Santander Brasil SA	8,804
1,600	BM&FBOVESPA SA	11,091
800	Bradespar SA	8,854
800	Bradespar SA (Preference Shares)	10,163
1,700	Braskem SA (Preference Shares), Class A(a)	14,760
2,700	Cia Siderurgica Nacional SA	10,708
1,000	Fibria Celulose SA(a)	10,693
1,400	Gerdau SA	9,578
1,400	Gerdau SA (Preference Shares)	10,951
600	Itau Unibanco Holding SA (Preference Shares)	10,052
2,050	Itausa—Investimentos Itau SA (Preference Shares)	10,140
2,800	JBS SA	8,920
1,300	Metalurgica Gerdau SA	10,539
1,200	Metalurgica Gerdau SA (Preference Shares)	11,991
7,700	OGX Petroleo e Gas Participacoes SA(a)	7,702
1,300	Petroleo Brasileiro SA	12,418
1,100	Petroleo Brasileiro SA (Preference Shares)	10,992
2,300	Usinas Siderurgicas de Minas Gerais SA(a)	11,595
2,100	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	10,398
600	Vale SA	10,233
600	Vale SA (Preference Shares)	9,731
		249,234
	Cayman Islands—2.9%
5,000	Belle International Holdings Ltd.	8,157
18,000	China Resources Cement Holdings Ltd.	10,368
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,800	China Zhongwang Holdings Ltd.(a)	$8,277
30,000	Evergrande Real Estate Group Ltd.	12,254
56,000	GCL-Poly Energy Holdings Ltd.	11,329
25,000	Geely Automobile Holdings Ltd.	12,563
		62,948
	China—23.6%
8,000	Agile Property Holdings Ltd.	10,350
20,000	Agricultural Bank of China Ltd., H-Shares	9,561
32,000	Aluminum Corp. of China Ltd., H-Shares(a)	12,082
24,000	Angang Steel Co. Ltd., H-Shares(a)	14,133
3,000	Anhui Conch Cement Co. Ltd., H-Shares	10,863
14,000	Bank of Communications Co. Ltd., H-Shares	11,131
12,000	BBMG Corp. H-Shares	9,633
8,000	Brilliance China Automotive Holdings Ltd.(a)	9,793
19,000	China CITIC Bank Corp. Ltd., H-Shares	10,699
14,000	China Coal Energy Co. Ltd., H-Shares	10,770
11,000	China Communications Construction Co. Ltd., H-Shares	10,531
27,000	China COSCO Holdings Co. Ltd., H-Shares(a)	11,412
19,000	China Hongqiao Group Ltd.	10,993
4,000	China Life Insurance Co. Ltd., H-Shares	10,927
4,500	China Merchants Bank Co. Ltd., H-Shares	9,591
8,500	China Minsheng Banking Corp. Ltd., H-Shares	10,920
6,000	China National Building Material Co. Ltd., H-Shares	7,082
4,000	China Oilfield Services Ltd., H-Shares	7,886
3,200	China Pacific Insurance (Group) Co. Ltd., H-Shares	11,504
9,500	China Railway Construction Corp. Ltd., H-Shares	9,585

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,000	China Railway Group Ltd., H-Shares	$10,013
2,500	China Shenhua Energy Co. Ltd., H-Shares	8,843
52,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	12,396
26,000	China Shipping Development Co. Ltd., H-Shares	11,156
21,000	Chongqing Rural Commercial Bank, H-Shares	11,419
4,500	Citic Securities Co. Ltd., Class H	10,205
22,522	Country Garden Holdings Co.(a)	12,769
14,000	CSR Corp. Ltd., H-Shares	9,218
5,400	Dongfang Electric Corp. Ltd., H-Shares	7,584
2,500	Great Wall Motor Co. Ltd., H-Shares	10,840
7,600	Guangzhou R&F Properties Co. Ltd., H-Shares	13,749
6,000	Jiangxi Copper Co. Ltd., H-Shares	11,628
52,000	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	12,798
3,700	New China Life Insurance Co. Ltd., Class H	13,755
17,000	Nine Dragons Paper Holdings Ltd.	14,742
8,000	PICC Property & Casualty Co. Ltd., H-Shares	10,267
1,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	7,918
5,500	Shimao Property Holdings Ltd.	11,850
21,000	Shui On Land Ltd.	6,981
3,400	Weichai Power Co. Ltd., H-Shares	11,851
15,600	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	9,428
16,000	Yangzijiang Shipbuilding Holdings Ltd.	12,341
10,000	Yanzhou Coal Mining Co. Ltd., H-Shares	10,412
11,000	Zhaojin Mining Industry Co. Ltd., H-Shares	12,218
38,000	Zijin Mining Group Co. Ltd., H-Shares	11,213
9,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	9,612
6,000	ZTE Corp. H-Shares	10,113
		504,765
	Czech Republic—0.4%
44	Komercni Banka AS	8,421
	Hong Kong—4.1%
6,000	China Everbright Ltd.	9,541
2,000	China Merchants Holdings International Co. Ltd.	6,327
4,000	China Resources Land Ltd.	12,112
5,000	China Taiping Insurance Holdings Co. Ltd.(a)	8,517
8,000	China Unicom (Hong Kong) Ltd.	11,484
7,000	Citic Pacific Ltd.	8,470
5,000	CNOOC Ltd.	9,329
8,000	COSCO Pacific Ltd.	10,597
18,500	Sino-Ocean Land Holdings Ltd.	12,205
		88,582
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hungary—1.3%
177	MOL Hungarian Oil & Gas PLC	$12,552
719	OTP Bank PLC	14,962
		27,514
	India—4.1%
448	Axis Bank Ltd. GDR	12,625
241	ICICI Bank Ltd. ADR	11,284
389	Larsen & Toubro Ltd. GDR	10,970
326	Reliance Industries Ltd. GDR(b)	9,607
111	State Bank of India GDR	9,379
1,562	Sterlite Industries (India) Ltd. ADR	11,293
381	Tata Motors Ltd. ADR	10,493
2,156	Tata Steel Ltd. GDR	12,321
		87,972
	Indonesia—3.3%
75,000	PT Adaro Energy Tbk	9,488
165,500	PT Bumi Resources Tbk	11,405
59,000	PT Bumi Serpong Damai	10,498
17,500	PT Harum Energy Tbk	7,470
6,500	PT Tambang Batubara Bukit Asam Tbk	10,196
5,000	PT United Tractors Tbk	9,128
41,500	PT Vale Indonesia Tbk	12,165
		70,350
	Mexico—1.0%
250	Grupo Elektra SAB de CV	10,784
2,700	Grupo Mexico SAB de CV, Series B	9,681
		20,465
	Poland—7.4%
343	Bank Handlowy w Warszawie SA	10,205
8,618	Bank Millennium SA(a)	13,174
242	Bank Pekao SA	11,604
105	BRE Bank SA(a)	11,485
584	Eurocash SA	10,517
468	Jastrzebska Spolka Weglowa SA	12,368
320	KGHM Polska Miedz SA	14,990
226	Lubelski Wegiel Bogdanka SA	8,369
1,800	PGE SA	9,349
716	Polski Koncern Naftowy Orlen SA(a)	11,104
4,985	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	8,425
1,073	Powszechna Kasa Oszczednosci Bank Polski SA	11,173
69	Powszechny Zaklad Ubezpieczen SA	9,511
5,291	Synthos SA	7,887
6,726	Tauron Polska Energia SA	8,962
		159,123

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Russia—5.7%
7,083	Federal Hydrogenerating Co. JSC ADR	$12,183
1,484	Gazprom OAO ADR	11,776
149	LUKOIL OAO ADR	9,447
622	MMC Norilsk Nickel OJSC ADR	9,529
124	NovaTek OAO GDR	12,549
1,018	Novolipetsk Steel OJSC GDR	16,899
453	Rostelecom OJSC ADR(a)	10,102
1,300	Severstal GDR	10,991
1,507	Surgutneftegas OJSC ADR	12,809
4,694	VTB Bank OJSC GDR(a)	14,786
		121,071
	South Africa—8.2%
3,325	African Bank Investments Ltd.	10,546
655	African Rainbow Minerals Ltd.	12,898
276	Anglo American Platinum Ltd.(a)	10,459
376	AngloGold Ashanti Ltd.	7,007
3,665	ArcelorMittal South Africa Ltd.(a)	9,380
359	Bidvest Group Ltd.	9,327
816	Exxaro Resources Ltd.	12,785
1,711	Harmony Gold Mining Co. Ltd.	8,229
1,004	Impala Platinum Holdings Ltd.	13,688
448	Imperial Holdings Ltd.	9,910
1,608	Investec Ltd.	11,523
220	Kumba Iron Ore Ltd.	11,592
142	Naspers Ltd., Class N	9,493
2,549	PPC Ltd.	9,311
2,117	RMB Holdings Ltd.	9,387
1,759	Sanlam Ltd.	9,006
264	Sasol Ltd.	11,399
		175,940
	South Korea—19.6%
174	Daelim Industrial Co. Ltd.	12,166
1,300	Daewoo Engineering & Construction Co. Ltd.(a)	8,924
1,370	Daewoo Securities Co. Ltd.(a)	13,559
600	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,410
900	Doosan Infracore Co. Ltd.(a)	10,665
296	GS Engineering & Construction Corp.	8,130
181	GS Holdings	8,941
280	Hana Financial Group, Inc.	8,949
600	Hanwha Chemical Corp.	8,908
233	Hyosung Corp.	11,721
197	Hyundai Engineering & Construction Co. Ltd.	10,339
62	Hyundai Heavy Industries Co. Ltd.	11,316
123	Hyundai Mipo Dockyard Co. Ltd.	12,062
157	Hyundai Steel Co.	10,863
290	KB Financial Group, Inc.	9,480
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
340	Korea Investment Holdings Co. Ltd.(a)	$14,294
34	Korea Zinc Co. Ltd.	9,740
141	Kumho Petro Chemical Co. Ltd.	12,201
47	LG Chem Ltd.	11,096
131	LG Chem Ltd. (Preference Shares)	11,443
158	LG Corp.	9,411
380	LG Display Co. Ltd.(a)	10,334
133	LG Electronics, Inc.	10,640
72	Lotte Chemical Corp.	10,624
75	NCsoft Corp.	11,305
58	OCI Co. Ltd.	7,452
216	Samsung C&T Corp.	11,572
105	Samsung Electro-Mechanics Co. Ltd.	9,391
10	Samsung Electronics Co. Ltd.	13,802
14	Samsung Electronics Co. Ltd. (Preference Shares)	11,072
83	Samsung Engineering Co. Ltd.	6,670
410	Samsung Heavy Industries Co. Ltd.	13,049
211	Samsung Securities Co., Ltd.(a)	9,695
250	Shinhan Financial Group Co. Ltd.	8,649
470	SK Hynix, Inc.(a)	12,760
83	SK Innovation Co. Ltd.	11,305
107	S-Oil Corp.	8,599
1,000	Woori Finance Holdings Co. Ltd.	10,805
1,240	Woori Investment & Securities Co. Ltd.(a)	12,723
		419,065
	Taiwan—5.6%
23,000	AU Optronics Corp.(a)	10,560
26,000	Capital Securities Corp.	9,206
9,299	China Life Insurance Co. Ltd.	9,437
1,000	Formosa International Hotels Corp.	10,911
1,000	Hotai Motor Co. Ltd.	8,928
1,000	HTC Corp.	10,199
45,000	Inotera Memories, Inc.(a)	17,688
2,000	Richtek Technology Corp.	11,012
8,000	Siliconware Precision Industries Co.	9,488
19,000	Wan Hai Lines Ltd.(a)	10,623
21,000	Yuanta Financial Holding Co. Ltd.	10,674
		118,726
	Thailand—0.9%
12,300	Indorama Ventures PCL	9,848
4,000	PTT Global Chemical PCL	9,949
		19,797
	Total Common Stocks and Other Equity Interests (Cost $2,391,773)	2,133,973

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Rights—0.0%
	Cayman Islands—0.0%
7,000	Shui On Land Ltd., expiring 06/13/13(a) (Cost $0)	$740
	Total Investments (Cost $2,391,773)—99.8%	2,134,713
	Other assets less liabilities—0.2%	4,328
	Net Assets—100.0%	$2,139,041

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	31.0
Consumer Staples	15.2
Telecommunication Services	10.8
Materials	10.1
Utilities	8.3
Industrials	7.7
Energy	7.3
Consumer Discretionary	6.1
Health Care	2.6
Information Technology	0.8
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Bermuda—0.4%
27,400	Cosan Ltd. BDR	$571,707
	Brazil—3.8%
11,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	612,207
14,500	Cia de Bebidas das Americas (Preference Shares)	603,713
25,400	Cosan SA Industria e Comercio	600,606
57,600	CPFL Energia SA	615,898
67,500	EcoRodovias Infraestrutura e Logistica SA	590,098
34,300	Souza Cruz SA	526,637
24,400	Telefonica Brasil SA (Preference Shares)	649,446
34,800	Tractebel Energia SA	619,073
23,200	Ultrapar Participacoes SA	617,622
		5,435,300
	Chile—9.4%
1,234,853	Aguas Andinas SA, Class A	982,121
6,288,096	Banco de Chile	979,556
11,557,995	Banco Santander Chile	770,942
18,037	Cap SA	568,080
122,831	Cencosud SA(a)	692,855
49,181	Cia Cervecerias Unidas SA	850,106
50,632,813	Corpbanca	692,644
415,627	E.CL SA	866,514
123,171	Embotelladora Andina SA (Preference Shares), Class B	835,943
590,718	Empresa Nacional de Electricidad SA	1,046,128
41,802	Empresa Nacional de Telecomunicaciones SA	805,010
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
191,939	Empresas CMPC SA	$708,322
49,919	Empresas COPEC SA	714,641
1,772,052	Enersis SA	667,103
32,388	LATAM Airlines Group SA	668,361
76,825	S.A.C.I. Falabella	877,418
16,544	Sociedad Quimica y Minera de Chile SA (Preference Shares), Class B	816,849
		13,542,593
	China—3.8%
1,399,000	Bank of China Ltd., H-Shares	654,378
735,000	China Construction Bank Corp., H-Shares	615,610
542,000	China Petroleum & Chemical Corp. (Sinopec Corp.), H-Shares	592,941
54,000	Hengan International Group Co. Ltd.	558,050
838,000	Industrial & Commercial Bank of China Ltd., H-Shares	589,578
556,000	Jiangsu Expressway Co. Ltd., H-Shares	608,973
478,000	PetroChina Co. Ltd., H-Shares	607,925
453,000	Sun Art Retail Group Ltd.	632,750
90,000	Tsingtao Brewery Co. Ltd., H-Shares	603,626
		5,463,831
	Colombia—2.7%
32,015	Almacenes Exito SA	524,533
49,802	Bancolombia SA (Preference Shares)	815,409
242,478	Ecopetrol SA	582,901
881,221	Empresa de Energia de Bogota SA	658,681
47,547	Grupo Argos SA	529,059
33,327	Grupo de Inversiones Suramericana SA	702,610
		3,813,193

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Czech Republic—1.4%
25,065	CEZ AS	$726,332
2,837	Komercni Banka AS	542,946
49,326	Telefonica Czech Republic AS	713,549
		1,982,827
	Hong Kong—3.1%
80,500	Beijing Enterprises Holdings Ltd.	602,147
68,500	China Mobile Ltd.	749,823
234,000	China Resources Gas Group Ltd.	655,813
300,000	CNOOC Ltd.	559,751
702,000	Guangdong Investment Ltd.	679,331
306,000	Kunlun Energy Co. Ltd.	598,546
197,000	Shanghai Industrial Holdings Ltd.	624,462
		4,469,873
	Hungary—0.5%
4,971	Richter Gedeon Nyrt	737,151
	India—0.5%
19,073	Dr Reddy's Laboratories Ltd. ADR(a)	722,485
	Indonesia—1.4%
1,288,500	PT Bank Negara Indonesia Persero Tbk	715,649
723,500	PT Indofood Sukses Makmur Tbk	546,950
1,030,500	PT Jasa Marga Persero Tbk	710,142
		1,972,741
	Malaysia—17.8%
839,000	AMMB Holdings Bhd	1,847,593
387,200	Axiata Group Bhd	861,576
26,800	British American Tobacco Malaysia Bhd	557,757
453,000	CIMB Group Holdings Bhd	1,152,414
499,700	DiGi.Com Bhd	762,073
592,700	Gamuda Bhd	792,864
257,300	Genting Bhd	887,971
247,500	Hong Leong Bank Bhd	1,176,286
507,600	IJM Corp. Bhd	909,259
559,800	IOI Corp. Bhd	925,487
121,600	Kuala Lumpur Kepong Bhd	861,691
506,500	Malayan Banking Bhd	1,601,489
578,500	Maxis Bhd	1,285,344
443,400	Petronas Chemicals Group Bhd	951,652
105,400	Petronas Dagangan Bhd	818,257
130,900	Petronas Gas Bhd	848,430
163,500	PPB Group Bhd	687,855
341,900	Public Bank Bhd	1,845,193
436,400	RHB Capital Bhd	1,216,326
587,200	Sapurakencana Petroleum Bhd(a)	613,737
443,300	Sime Darby Bhd	1,375,432
543,500	SP Setia Bhd	612,722
567,600	Telekom Malaysia Bhd	1,029,795
426,500	Tenaga Nasional Bhd	1,100,419
170,000	UMW Holdings Bhd	799,014
		25,520,636
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Mexico—4.5%
612,200	America Movil SAB de CV, Series L	$655,177
111,600	Arca Continental SAB de CV	912,236
38,100	Coca-Cola Femsa SAB de CV, Series L	614,785
68,500	El Puerto de Liverpool SAB de CV, Series C1	865,336
68,800	Fomento Economico Mexicano SAB de CV	779,310
240,600	Grupo Bimbo SAB de CV, Series A	782,763
154,400	Grupo Mexico SAB de CV, Series B	553,633
146,500	Grupo Televisa SAB de CV, Series CPO	741,623
117,000	Mexichem SAB de CV	596,135
		6,500,998
	Morocco—0.5%
19,555	Attijariwafa Bank	775,574
	Philippines—1.9%
4,089,300	Energy Development Corp.	646,777
220,720	Metropolitan Bank & Trust	667,630
10,770	Philippine Long Distance Telephone Co.	797,022
21,268	SM Investments Corp.	591,639
		2,703,068
	Poland—1.6%
105,595	PGE SA	548,437
304,089	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	513,945
58,656	Powszechna Kasa Oszczednosci Bank Polski SA	610,778
4,885	Powszechny Zaklad Ubezpieczen SA	673,329
		2,346,489
	Russia—0.8%
8,616	LUKOIL OAO ADR	546,255
15,369	Uralkali OJSC GDR	556,204
		1,102,459
	South Africa—16.0%
36,698	ABSA Group Ltd.	603,394
185,637	African Bank Investments Ltd.	588,796
31,502	Aspen Pharmacare Holdings Ltd.(a)	683,530
28,215	Bidvest Group Ltd.	733,017
27,390	Capitec Bank Holdings Ltd.	666,302
100,533	Discovery Holdings Ltd.	914,852
179,083	FirstRand Ltd.	621,639
236,596	Growthpoint Properties Ltd.	776,765
25,459	Imperial Holdings Ltd.	563,179
89,079	Investec Ltd.	638,361
67,212	Liberty Holdings Ltd.	894,175
39,418	Massmart Holdings Ltd.	816,235
105,716	Mediclinic International Ltd.	765,589
317,314	MMI Holdings Ltd.	808,970
33,889	MTN Group Ltd.	610,367

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,994	Naspers Ltd., Class N	$601,275
30,028	Nedbank Group Ltd.	637,306
370,459	Netcare Ltd.	841,352
147,484	Pick n Pay Stores Ltd.	697,817
145,018	PPC Ltd.	529,707
657,325	Redefine Properties Ltd.	790,336
48,094	Remgro Ltd.	968,958
144,477	RMB Holdings Ltd.	640,644
251,084	RMI Holdings	655,495
156,356	Sanlam Ltd.	800,545
15,570	Sasol Ltd.	672,261
29,787	Shoprite Holdings Ltd.	564,044
57,596	Spar Group Ltd. (The)	759,833
59,295	Standard Bank Group Ltd.	739,999
257,128	Steinhoff International Holdings Ltd.	685,587
18,328	Tiger Brands Ltd.	569,506
53,463	Truworths International Ltd.	530,856
52,669	Vodacom Group Ltd.	616,907
		22,987,599
	South Korea—6.5%
7,275	Cheil Industries, Inc.	626,893
15,351	Hana Financial Group, Inc.	490,652
19,080	Hanwha Corp.	540,539
54,700	Industrial Bank of Korea	625,824
15,710	KB Financial Group, Inc.	513,539
19,070	Korea Electric Power Corp.(a)	548,048
14,060	Korean Air Lines Co. Ltd.(a)	450,666
18,500	KT Corp.	605,580
8,532	KT&G Corp.	614,354
9,480	LG Corp.	564,685
2,473	POSCO	705,096
2,873	Samsung Fire & Marine Insurance Co. Ltd.	590,878
7,467	Samsung Life Insurance Co. Ltd.	735,648
11,457	Samsung Securities Co., Ltd.(a)	526,400
14,900	Shinhan Financial Group Co. Ltd.	515,473
3,464	SK Telecom Co. Ltd.	608,630
		9,262,905
	Taiwan—16.6%
658,000	Asia Cement Corp.	834,986
425,000	Cathay Financial Holding Co. Ltd.	571,717
1,319,000	Chang Hwa Commercial Bank	753,089
268,120	Cheng Shin Rubber Industry Co. Ltd.	907,603
1,362,000	China Airlines Ltd.(a)	519,196
1,039,510	China Steel Corp.	915,806
1,012,000	Chinatrust Financial Holding Co. Ltd.	613,811
462,000	Chunghwa Telecom Co. Ltd.	1,468,406
553,000	Far Eastern New Century Corp.	594,936
239,000	Far EasTone Telecommunications Co. Ltd.	582,275
1,223,000	First Financial Holding Co. Ltd.	752,150
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
246,000	Formosa Chemicals & Fibre Corp.	$575,989
211,000	Formosa Petrochemical Corp.	574,116
248,000	Formosa Plastics Corp.	601,681
460,000	Fubon Financial Holding Co. Ltd.	656,987
1,461,000	Hua Nan Financial Holdings Co. Ltd.	849,016
634,000	King's Town Bank(a)	580,035
673,000	Mega Financial Holding Co. Ltd.	518,797
641,000	Oriental Union Chemical Corp.	706,985
594,000	Pou Chen Corp.	700,434
146,000	President Chain Store Corp.	900,380
1,822,000	Shin Kong Financial Holding Co. Ltd.(a)	575,394
227,000	Standard Foods Corp.	776,870
302,000	Synnex Technology International Corp.	510,633
1,643,000	Taishin Financial Holding Co. Ltd.	712,605
479,000	Taiwan Cement Corp.	636,243
1,550,030	Taiwan Cooperative Financial Holding	890,248
250,000	Taiwan Fertilizer Co. Ltd.	598,062
199,000	Taiwan Mobile Co. Ltd.	724,875
172,000	Taiwan Semiconductor Manufacturing Co. Ltd.	638,181
780,000	Teco Electric And Machinery Co. Ltd.	733,430
311,000	TSRC Corp.	614,370
318,000	Uni-President Enterprises Corp.	626,044
1,234,000	YFY, Inc.	604,205
		23,819,555
	Thailand—4.4%
84,300	Bangkok Bank PCL	649,124
537,300	Charoen Pokphand Foods PCL	581,236
130,200	Electricity Generating PCL	680,944
81,200	Kasikornbank PCL	586,521
113,000	PTT Exploration & Production PCL	592,913
61,600	PTT PCL	684,211
232,300	Shin Corp. PCL	682,653
40,900	Siam Cement PCL	666,106
96,800	Siam Commercial Bank PCL	613,452
259,100	Thai Union Frozen Products PCL	498,779
		6,235,939
	Turkey—2.3%
41,662	Anadolu Efes Biracilik ve Malt Sanayii AS	692,257
12,031	BIM Birlesik Magazalar AS	617,163
45,223	Ford Otomotiv Sanayi AS	627,870
149,742	Turk Telekomunikasyon AS	709,697
96,040	Turkcell Iletisim Hizmet AS(a)	594,410
		3,241,397
	Total Common Stocks and Other Equity Interests (Cost $137,977,654)	143,208,320

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Rights—0.0%
	Brazil—0.0%
11	Cia Brasileira de Distribuicao Grupo PAO de Acucar, expiring 06/21/13(a) (Cost $0)	$33
	Total Investments (Cost $137,977,654)—99.9%	143,208,353
	Other assets less liabilities—0.1%	89,481
	Net Assets—100.0%	$143,297,834

Investment Abbreviations:

ADR—American Depositary Receipt

BDR—Brazilian Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares S&P International Developed High Beta Portfolio (IDHB)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	31.9
Industrials	18.7
Materials	16.0
Energy	11.8
Consumer Discretionary	11.5
Utilities	3.5
Information Technology	3.0
Telecommunication Services	2.1
Consumer Staples	0.9
Health Care	0.4
Other assets less liabilities	0.2

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—0.7%
897	ALS Ltd.	$9,116
949	Iluka Resources Ltd.	8,817
		17,933
	Austria—2.5%
476	Erste Group Bank AG(a)	14,936
231	OMV AG	10,865
366	Raiffeisen Bank International AG	12,929
194	Vienna Insurance Group AG Wiener Versicherung Gruppe	10,292
430	Voestalpine AG	13,439
		62,461
	Belgium—2.8%
113	Ackermans & van Haaren NV	9,628
397	Ageas	14,561
509	KBC Groep NV	19,998
94	Solvay SA	13,793
268	Umicore SA	12,420
		70,400
	Canada—4.3%
318	Canadian Natural Resources Ltd.	9,342
686	Enerplus Corp.	9,698
536	First Quantum Minerals Ltd.	9,374
2,953	Lundin Mining Corp.(a)	11,626
656	Manulife Financial Corp.	9,711
1,462	PetroBakken Energy Ltd.	12,500
1,488	Precision Drilling Corp.	12,086
362	Teck Resources Ltd., Class B	9,645
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
350	Trilogy Energy Corp.	$10,248
1,670	Turquoise Hill Resources Ltd.(a)	11,788
		106,018
	Denmark—2.1%
2	A P Moeller—Maersk A/S, Class A	13,687
2	A P Moeller—Maersk A/S, Class B	14,246
570	Danske Bank A/S(a)	10,785
214	FLSmidth & Co. A/S	12,462
		51,180
	Finland—7.4%
871	Kemira Oyj	13,194
123	Kone Oyj, Class B	10,873
395	Metso Oyj	16,243
956	Neste Oil Oyj	14,910
4,097	Nokia Oyj	13,741
283	Nokian Renkaat Oyj	12,283
19,713	Outokumpu Oyj(a)	13,709
954	Outotec Oyj	13,936
790	Pohjola Bank PLC, Class A	13,457
1,040	Sanoma Oyj	8,474
2,030	Stora Enso Oyj, Class R	14,118
1,115	UPM-Kymmene Oyj	11,672
292	Wartsila Oyj Abp	14,348
632	YIT Oyj	11,957
		182,915
	France—13.6%
339	Accor SA	11,218
342	Alstom SA	14,050
771	Areva SA(a)	11,685
See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
838	AXA SA	$15,705
290	BNP Paribas SA	16,177
417	Bouygues SA	11,650
371	Carrefour SA	11,005
62	Christian Dior SA	10,818
331	Cie de Saint-Gobain	13,290
141	Cie Generale des Etablissements Michelin	11,921
834	CNP Assurances	11,826
2,125	Credit Agricole SA(a)	19,474
984	France Telecom SA	10,539
198	Lafarge SA	12,805
214	Legrand SA	9,983
64	LVMH Moet Hennessy Louis Vuitton SA	11,096
4,310	Natixis	18,922
44	PPR	9,691
208	Renault SA	14,348
219	Safran SA	10,767
195	Schneider Electric SA	14,885
472	Societe Generale SA(a)	17,163
761	Suez Environnement Co.	10,941
116	Technip SA	12,464
195	Total SA	9,839
276	Vinci SA	13,303
		335,565
	Germany—8.2%
100	Adidas AG	10,455
81	Allianz SE	11,966
124	BASF SE	11,594
102	Bayer AG	10,653
140	Bayerische Motoren Werke AG	12,930
161	Bayerische Motoren Werke AG (Preference Shares)	11,203
892	Commerzbank AG(a)	12,013
100	Continental AG(a)	11,887
217	Daimler AG	12,020
362	Deutsche Bank AG	16,661
160	Deutsche Boerse AG	9,999
208	HeidelbergCement AG	14,992
96	MAN SE(a)	10,764
142	Porsche Automobil Holding SE (Preference Shares)	11,137
632	ThyssenKrupp AG(a)	11,444
53	Volkswagen AG	10,314
56	Volkswagen AG (Preference)	11,363
		201,395
	Greece—3.3%
47,025	Agricultural Bank of Greece(a)	—
12,194	Alpha Bank AE(a)	15,449
5,338	DryShips, Inc.(a)	9,929
1,850	Hellenic Telecommunications Organization SA(a)	16,098
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,245	National Bank of Greece SA(a)	$10,251
1,543	Public Power Corp. SA(a)	14,972
28,298	TT Hellenic Postbank SA(a)	—
2,363	Viohalco Hellenic Copper and Aluminum Industry SA(a)	14,549
		81,248
	Ireland—1.0%
540	CRH PLC	11,623
832	Smurfit Kappa Group PLC	12,362
		23,985
	Italy—10.8%
873	Assicurazioni Generali SpA	16,033
740	Atlantia SpA	13,239
60,165	Banca Monte dei Paschi di Siena SpA(a)	16,967
6,219	Enel Green Power SpA	13,274
2,986	Enel SpA	11,558
492	Eni SpA	11,780
482	EXOR SpA	14,616
424	EXOR SpA (Preference Shares)	12,745
1,204	Fiat Industrial SpA	13,604
2,543	Fiat SpA(a)	15,228
11,324	Intesa Sanpaolo SpA	20,558
12,442	Intesa Sanpaolo SpA—RSP	19,520
2,483	Mediobanca SpA	15,798
1,063	Pirelli & C. SpA	11,050
442	Saipem SpA	12,529
14,427	Telecom Italia SpA	12,221
4,211	UBI Banca-Unione di Banche Italiane SCPA	17,599
3,675	UniCredit SpA(a)	19,187
		267,506
	Jersey Island—0.8%
1,746	Glencore International PLC	8,613
224	Wolseley PLC	11,097
		19,710
	Luxembourg—1.1%
1,142	ArcelorMittal	13,990
597	Tenaris SA	13,255
		27,245
	Macau—0.5%
513	Melco Crown Entertainment Ltd. ADR(a)	12,625
	Netherlands—4.2%
2,357	Aegon NV	15,571
145	Akzo Nobel NV	8,752
194	Fugro NV CVA	11,235
2,051	ING Groep NV CVA(a)	16,851
174	Koninklijke DSM NV	11,225
325	NXP Semiconductor NV(a)	8,954
303	Randstad Holding NV	12,629
2,017	STMicroelectronics NV	17,524
		102,741

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Norway—5.7%
268	Aker ASA, Class A	$8,286
789	Aker Solutions ASA	11,033
690	DNB ASA(a)	11,296
247	Fred Olsen Energy ASA	10,769
11,068	Marine Harvest ASA(a)	11,535
3,009	Norsk Hydro ASA	14,112
949	Petroleum Geo-Services ASA	13,913
1,150	Prosafe SE	11,056
231	Schibsted ASA	10,051
3,520	Storebrand ASA(a)	16,019
538	Subsea 7 SA	11,607
335	TGS Nopec Geophysical Co. ASA	12,016
		141,693
	Portugal—1.0%
11,539	Banco Espirito Santo SA(a)	13,220
758	Galp Energia SGPS SA	12,162
		25,382
	Spain—5.8%
592	Abertis Infraestructuras SA	11,067
549	ACS Actividades de Construccion y Servicios SA	14,132
1,572	Banco Bilbao Vizcaya Argentaria SA	15,275
1,926	Banco Santander SA	13,943
2,850	CaixaBank SA	10,562
1,994	EDP Renovaveis SA(a)	10,387
583	Gas Natural SDG SA	12,221
2,460	Iberdrola SA	13,265
4,460	Mapfre SA	16,376
630	Repsol SA	14,785
833	Telefonica SA	12,234
		144,247
	Sweden—13.1%
496	Alfa Laval AB	10,858
265	Assa Abloy AB, Class B	10,566
457	Atlas Copco AB, Class A	12,044
522	Atlas Copco AB, Class B	12,395
462	Electrolux AB, Series B	13,097
488	Hexagon AB, Class B	13,954
682	Industrivarden AB, Class A	13,402
714	Industrivarden AB, Class C	13,347
337	Investor AB, Class A	9,756
337	Investor AB, Class B	9,944
540	Lundin Petroleum AB(a)	12,947
277	Modern Times Group AB, Class B	11,862
949	Nordea Bank AB	11,384
938	Ratos AB, Class A	10,469
1,236	Ratos AB, Class B	11,867
845	Sandvik AB	11,990
570	Scania AB, Class A	11,720
578	Scania AB, Class B	12,313
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,077	Securitas AB, Class B	$10,565
1,057	Skandinaviska Enskilda Banken AB, Class A	10,859
552	Skanska AB, Class B	9,397
522	SKF AB, Class A	12,209
503	SKF AB, Class B	11,718
414	Swedbank AB, Class A	10,201
803	Telefonaktiebolaget LM Ericsson, Class A	9,738
784	Telefonaktiebolaget LM Ericsson, Class B	9,798
872	Volvo AB, Class A	12,050
868	Volvo AB, Class B	12,028
		322,478
	Switzerland—2.3%
127	Cie Financiere Richemont SA	10,267
482	Credit Suisse Group AG(a)	13,376
124	Holcim Ltd.(a)	9,671
101	Swatch Group AG (The)	10,155
701	UBS AG	12,527
		55,996
	United Kingdom—8.6%
658	AMEC PLC	10,374
470	Anglo American PLC	11,448
817	Antofagasta PLC	11,412
2,489	Aviva PLC	11,819
3,137	Barclays PLC	13,966
368	BHP Billiton PLC	10,258
472	Burberry Group PLC	9,815
516	Fresnillo PLC	9,252
307	Johnson Matthey PLC	11,582
16,919	Lloyds Banking Group PLC(a)	14,307
483	Petrofac Ltd.	10,149
691	Prudential PLC	11,884
269	Rio Tinto PLC	12,221
3,042	Royal Bank of Scotland Group PLC(a)	14,502
338	Schroders PLC	12,284
577	Tullow Oil PLC	8,989
1,018	Vedanta Resources PLC	19,156
636	Xstrata PLC	9,537
		212,955
	Total Investments (Cost $2,760,509)—99.8%	2,465,678
	Other assets less liabilities—0.2%	4,418
	Net Assets—100.0%	$2,470,096

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificates

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	30.0
Consumer Staples	18.7
Industrials	11.6
Consumer Discretionary	10.6
Utilities	8.4
Health Care	7.0
Telecommunication Services	6.6
Energy	4.0
Materials	2.0
Information Technology	0.9
Other assets less liabilities	0.2

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—11.2%
25,535	AGL Energy Ltd.	$420,660
38,733	Amcor Ltd.	397,645
13,007	ASX Ltd.	507,807
14,750	Australia & New Zealand Banking Group Ltd.	487,510
9,649	BHP Billiton Ltd.	327,528
209,256	CFS Retail Property Trust Group REIT	477,880
29,996	Coca-Cola Amatil Ltd.	471,419
7,177	Commonwealth Bank of Australia	547,208
29,521	Crown Ltd.	395,311
97,992	Echo Entertainment Group Ltd.	368,228
99,803	GPT Group REIT	424,762
62,245	Insurance Australia Group Ltd.	376,050
215,328	Mirvac Group REIT	395,632
12,948	National Australia Bank Ltd.	456,983
14,144	Orica Ltd.	335,488
109,303	TABCORP Holdings Ltd.	391,444
100,251	Telstra Corp. Ltd.	518,246
82,464	Transurban Group	583,804
10,686	Wesfarmers Ltd.	481,086
40,756	Westfield Group REIT	492,874
124,040	Westfield Retail Trust REIT	424,907
13,523	Westpac Banking Corp.	474,469
14,145	Woolworths Ltd.	534,616
		10,291,557
	Belgium—0.4%
4,619	Groupe Bruxelles Lambert SA	358,074
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Canada—21.7%
4,417	ATCO Ltd., Class I	$423,718
10,264	Bank of Montreal	644,810
8,926	Bank of Nova Scotia	515,496
13,611	BCE, Inc.	638,567
23,875	Bell Aliant, Inc.	639,452
10,454	Brookfield Asset Management, Inc., Class A	404,191
22,947	Brookfield Office Properties, Inc.	423,191
7,919	Canadian Imperial Bank of Commerce	634,323
4,510	Canadian National Railway Co.	442,234
5,965	Canadian Tire Corp. Ltd., Class A	440,029
5,400	Canadian Utilities Ltd., Class A	445,164
17,540	CI Financial Corp.	491,926
15,155	Dundee, Class A REIT	557,624
18,556	Emera, Inc.	680,734
11,226	Enbridge, Inc.	535,044
18,101	Fortis, Inc.	628,951
5,631	George Weston Ltd.	434,480
13,381	Great-West Lifeco, Inc., Class Common Subscription Receipt	363,975
22,221	H&R REIT	546,771
9,419	IGM Financial, Inc.	420,360
8,583	Imperial Oil Ltd.	342,006
7,495	Intact Financial Corp.	457,516
6,698	Keyera Corp.	419,054
7,423	Metro, Inc.	504,190
7,713	National Bank of Canada	583,929
9,968	Onex Corp.	497,979
14,431	Pembina Pipeline Corp.	474,458

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,210	Power Corp. of Canada	$356,303
13,709	Power Financial Corp.	405,607
20,315	RioCan REIT	596,009
9,130	Rogers Communications, Inc., Class B	451,031
7,525	Royal Bank of Canada	454,709
8,814	Saputo, Inc.	454,523
18,931	Shaw Communications, Inc., Class B	431,751
11,263	Shoppers Drug Mart Corp.	505,231
14,033	TELUS Corp.	505,738
14,038	Thomson Reuters Corp.	471,027
8,721	Tim Hortons, Inc.	473,224
7,279	Toronto-Dominion Bank (The)	597,676
11,625	TransCanada Corp.	577,176
		19,870,177
	Denmark—1.3%
6,966	Coloplast A/S, Class B	379,407
50,103	TDC A/S	406,852
4,307	Tryg A/S	373,353
		1,159,612
	France—0.8%
2,737	Pernod-Ricard SA	339,195
4,535	Sodexo	379,125
		718,320
	Germany—1.2%
5,861	Fresenius Medical Care AG & Co. KGaA	404,902
3,006	Fresenius SE & Co. KGaA	377,368
3,346	Siemens AG	349,821
		1,132,091
	Hong Kong—4.4%
104,000	BOC Hong Kong (Holdings) Ltd.	357,808
59,000	Cheung Kong Infrastructure Holdings Ltd.	428,021
71,500	CLP Holdings Ltd.	630,183
31,200	Hang Seng Bank Ltd.	521,836
149,100	Hong Kong & China Gas Co. Ltd.	448,610
67,000	Link (The) REIT	379,436
118,500	MTR Corp. Ltd.	488,622
46,000	Power Assets Holdings Ltd.	449,295
29,000	Swire Pacific Ltd., Class A	368,638
		4,072,449
	Japan—27.8%
179	Advance Residence Investment Corp. REIT	428,343
49,600	Aeon Co. Ltd.	702,170
27,000	Air Water, Inc.	436,557
27,000	Ajinomoto Co., Inc.	370,588
17,100	Asahi Group Holdings Ltd.	425,525
3,700	Central Japan Railway Co.	446,309
25,000	Chugoku Bank Ltd. (The)	435,274
23,000	Coca-Cola West Co. Ltd.	428,077
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,800	Daito Trust Construction Co. Ltd.	$465,168
5,100	East Japan Railway Co.	430,366
8,900	Eisai Co. Ltd.	406,124
68,000	Hankyu Hanshin Holdings, Inc.	439,791
19,900	Hoya Corp.	397,959
116	Japan Prime Realty Investment Corp. REIT	426,322
36	Japan Real Estate Investment Corp. REIT	482,661
203	Japan Retail Fund Investment Corp. REIT	481,398
29,000	Kagome Co. Ltd.	523,078
46,000	Kamigumi Co. Ltd.	430,674
11,700	Kao Corp.	404,774
49,000	Keikyu Corp.	542,265
53,000	Keio Corp.	455,949
32,100	Kewpie Corp.	484,746
85,000	Kintetsu Corp.	430,192
9,100	Kobayashi Pharmaceutical Co. Ltd.	496,992
17,300	Kurita Water Industries Ltd.	355,022
25,000	McDonald's Holdings Co. Japan Ltd.	729,648
8,700	MEIJI Holdings Co. Ltd.	392,532
39	Mori Trust Sogo REIT, Inc. REIT	379,150
146,000	Nagoya Railroad Co. Ltd.	452,643
32	Nippon Building Fund, Inc. REIT	460,569
8,500	Nippon Telegraph & Telephone Corp.	421,030
28,000	Nisshin Seifun Group, Inc.	361,606
12,200	Nissin Foods Holdings Co. Ltd.	547,315
60	Nomura Real Estate Office Fund, Inc. REIT	383,123
296	NTT DoCoMo, Inc.	489,231
1,710	OBIC Co. Ltd.	450,979
35,000	Odakyu Electric Railway Co. Ltd.	421,466
7,700	Ono Pharmaceutical Co. Ltd.	507,484
2,800	Oriental Land Co. Ltd.	453,013
100,000	Osaka Gas Co. Ltd.	433,220
11,500	Otsuka Holdings Co. Ltd.	414,382
8,500	Sankyo Co. Ltd.	387,435
11,600	Seven & I Holdings Co. Ltd.	445,375
3,600	Shimamura Co. Ltd.	454,943
38,000	Shizuoka Bank Ltd. (The)	465,004
11,400	Sugi Holdings Co. Ltd.	438,281
10,400	Suzuken Co. Ltd.	404,640
8,100	Takeda Pharmaceutical Co. Ltd.	444,872
69,000	Tobu Railway Co., Ltd.	400,924
18,900	Toho Co. Ltd.	420,647
61,000	Toho Gas Co. Ltd.	363,207
58,000	Tokyu Corp.	460,261
7,600	Unicharm Corp.	491,531
285	United Urban Investment Corp. REIT	469,587
9,000	West Japan Railway Co.	435,171
20,300	Yamato Holdings Co. Ltd.	391,162
30,000	Yamazaki Baking Co. Ltd.	392,362
		25,489,117

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—0.4%
12,881	SES SA	$402,651
	Netherlands—1.4%
27,165	Koninklijke Ahold NV	429,056
25,125	Reed Elsevier NV	408,098
11,391	Unilever NV CVA	485,378
		1,322,532
	New Zealand—1.0%
189,589	Auckland International Airport Ltd.	504,181
91,748	Sky Network Television Ltd.	450,198
		954,379
	Norway—1.2%
21,547	Gjensidige Forsikring ASA	347,698
47,135	Orkla ASA	424,924
14,247	Statoil ASA	348,191
		1,120,813
	Singapore—8.0%
191,000	Ascendas REIT	426,460
312,000	CapitaCommercial Trust REIT	433,175
263,000	CapitaMall Trust REIT	495,401
257,000	ComfortDelGro Corp. Ltd.	414,196
40,000	DBS Group Holdings Ltd.	544,311
43,000	Keppel Corp. Ltd.	373,913
6,800	Keppel REIT	8,337
59,685	Oversea-Chinese Banking Corp. Ltd.	525,784
58,000	Singapore Airlines Ltd.	522,713
70,413	Singapore Exchange Ltd.	427,629
193,000	Singapore Press Holdings Ltd.	698,884
119,000	Singapore Technologies Engineering Ltd.	425,121
169,424	Singapore Telecommunications Ltd.	540,605
117,608	StarHub Ltd.	451,659
373,000	Suntec REIT	589,035
25,000	United Overseas Bank Ltd.	433,362
		7,310,585
	Switzerland—4.6%
8,665	Nestle SA	619,361
8,005	Novartis AG	595,021
1,936	Roche Holding AG	483,505
1,959	Roche Holding AG Genusschein	490,093
173	SGS SA	418,463
4,542	Swiss Re AG	361,570
1,098	Swisscom AG	517,471
863	Syngenta AG	369,187
1,414	Zurich Insurance Group AG(a)	395,150
		4,249,821
	United Kingdom—14.4%
16,122	Associated British Foods PLC	485,536
8,630	AstraZeneca PLC	448,956
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,060	British American Tobacco PLC	$447,340
47,731	British Land Co. PLC REIT	441,646
28,725	British Sky Broadcasting Group PLC	377,332
81,884	Centrica PLC	472,818
31,479	Compass Group PLC	414,979
14,343	Diageo PLC	438,433
22,566	GlaxoSmithKline PLC	583,197
50,748	Hammerson PLC REIT	410,323
10,617	Imperial Tobacco Group PLC	380,059
87,698	J Sainsbury PLC	520,176
36,276	Land Securities Group PLC REIT	493,178
45,446	National Grid PLC	579,650
6,471	Next PLC	439,015
20,557	Pearson PLC	374,661
6,067	Reckitt Benckiser Group PLC	443,428
33,414	Reed Elsevier PLC	391,082
13,063	Royal Dutch Shell PLC, Class A	445,661
12,947	Royal Dutch Shell PLC, Class B	453,996
7,534	SABMiller PLC	406,714
14,623	Severn Trent PLC	414,446
42,214	Smith & Nephew PLC	482,580
21,136	SSE PLC	512,192
72,185	Tesco PLC	411,365
11,246	Unilever PLC	487,641
35,898	United Utilities Group PLC	413,730
150,507	Vodafone Group PLC	459,597
119,469	William Morrison Supermarkets PLC	543,136
		13,172,867
	Total Investments (Cost $86,092,812)—99.8%	91,625,045
	Other assets less liabilities—0.2%	181,097
	Net Assets—100.0%	$91,806,142

Investment Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	51.1
Utilities	24.6
Information Technology	6.8
Materials	5.8
Consumer Staples	4.4
Health Care	4.2
Industrials	2.0
Telecommunication Services	1.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Staples—4.4%
1,290	Church & Dwight Co., Inc.	$82,418
951	Lancaster Colony Corp.	75,063
2,519	Tootsie Roll Industries, Inc.	78,668
1,155	Universal Corp.	66,470
		302,619
	Financials—51.1%
1,110	Alexandria Real Estate Equities, Inc. REIT	80,775
190	Alleghany Corp.(a)	74,811
1,715	American Campus Communities, Inc. REIT	76,558
1,970	American Financial Group, Inc.	95,092
2,340	Arthur J. Gallagher & Co.	99,333
2,010	Aspen Insurance Holdings Ltd. (Bermuda)	76,762
1,535	Bank of Hawaii Corp.	73,204
3,610	BioMed Realty Trust, Inc. REIT	81,261
1,566	BRE Properties, Inc. REIT	79,052
2,400	Brown & Brown, Inc.	74,376
1,220	Camden Property Trust REIT	88,255
2,195	CBOE Holdings, Inc.	82,378
1,840	Commerce Bancshares, Inc.	73,802
1,275	Cullen/Frost Bankers, Inc.	77,023
4,160	Duke Realty Corp. REIT	73,382
3,315	Equity One, Inc. REIT	84,499
570	Essex Property Trust, Inc. REIT	89,518
665	Everest Re Group Ltd.	89,768
1,730	Extra Space Storage, Inc. REIT	75,393
890	Federal Realty Investment Trust REIT	104,139
2,815	Fidelity National Financial, Inc., Class A	75,583
1,540	Hanover Insurance Group, Inc. (The)	77,662
2,115	HCC Insurance Holdings, Inc.	90,099
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,205	Highwoods Properties, Inc. REIT	$90,471
1,395	Home Properties, Inc. REIT	89,922
2,020	Liberty Property Trust REIT	86,840
1,245	Macerich Co. (The) REIT	87,212
2,815	Mack-Cali Realty Corp. REIT	78,173
1,825	Mercury General Corp.	83,421
3,180	National Retail Properties, Inc. REIT	126,182
2,727	Omega Healthcare Investors, Inc. REIT	89,636
1,515	Potlatch Corp. REIT	71,735
1,700	Rayonier, Inc. REIT	101,014
2,076	Realty Income Corp. REIT	105,814
1,460	Regency Centers Corp. REIT	82,140
3,400	Senior Housing Properties Trust REIT	96,662
1,011	Taubman Centers, Inc. REIT	86,451
3,320	UDR, Inc. REIT	81,606
1,965	W.R. Berkley Corp.	85,320
2,572	Weingarten Realty Investors REIT	87,628
1,530	Westamerica Bancorp.	66,387
		3,489,339
	Health Care—4.2%
805	Henry Schein, Inc.(a)	72,772
2,340	Owens & Minor, Inc.	76,214
940	Techne Corp.	60,291
990	Teleflex, Inc.	77,349
		286,626
	Industrials—2.0%
2,675	Rollins, Inc.	65,056
1,835	Waste Connections, Inc.	69,638
		134,694

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—6.8%
535	Alliance Data Systems Corp.(a)	$91,897
3,371	Broadridge Financial Solutions, Inc.	84,882
1,040	DST Systems, Inc.	71,916
3,580	Ingram Micro, Inc., Class A(a)	63,760
1,880	Jack Henry & Associates, Inc.	87,232
1,925	Synopsys, Inc.(a)	68,472
		468,159
	Materials—5.8%
1,335	AptarGroup, Inc.	74,894
905	Compass Minerals International, Inc.	78,319
1,690	Packaging Corp. of America	80,376
1,705	Silgan Holdings, Inc.	81,618
2,285	Sonoco Products Co.	80,066
		395,273
	Telecommunication Services—1.0%
2,460	tw telecom, inc.(a)	66,617
	Utilities—24.6%
2,120	Alliant Energy Corp.	113,441
2,830	Aqua America, Inc.	89,796
2,275	Atmos Energy Corp.	100,942
1,657	Black Hills Corp.	77,697
2,093	Cleco Corp.	103,645
4,110	Great Plains Energy, Inc.	99,174
3,365	Hawaiian Electric Industries, Inc.	95,229
1,951	IDACORP, Inc.	96,009
3,620	MDU Resources Group, Inc.	90,319
4,770	NV Energy, Inc.	103,175
1,571	OGE Energy Corp.	113,788
3,692	PNM Resources, Inc.	88,645
3,546	Questar Corp.	90,033
2,220	UGI Corp.	90,976
2,970	Vectren Corp.	111,553
3,441	Westar Energy, Inc.	120,297
2,021	WGL Holdings, Inc.	93,411
		1,678,130
	Total Investments (Cost $6,501,080)—99.9%	6,821,457
	Other assets less liabilities—0.1%	5,499
	Net Assets—100.0%	$6,826,956

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

25

Portfolio Composition

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2013
(Unaudited)

Financials	49.5
Utilities	16.6
Industrials	9.2
Health Care	7.8
Consumer Discretionary	4.8
Information Technology	4.4
Consumer Staples	3.6
Materials	2.4
Energy	1.6
Money Market Fund	0.0
Other assets less liabilities	0.1

Schedule of Investments

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—4.8%
177	Biglari Holdings, Inc.(a)	$68,548
1,113	Cracker Barrel Old Country Store, Inc.	92,090
2,625	Hillenbrand, Inc.	65,966
2,121	Jack in the Box, Inc.(a)	76,038
1,379	Pool Corp.	67,599
3,325	Texas Roadhouse, Inc.	78,137
		448,378
	Consumer Staples—3.6%
1,911	B&G Foods, Inc.	58,973
882	J & J Snack Foods Corp.	66,168
1,141	Sanderson Farms, Inc.	69,898
1,197	TreeHouse Foods, Inc.(a)	76,261
1,183	WD-40 Co.	63,799
		335,099
	Energy—1.6%
1,099	Bristow Group, Inc.	69,457
1,078	SEACOR Holdings, Inc.	77,734
		147,191
	Financials—49.5%
3,934	Acadia Realty Trust REIT	112,316
2,191	AMERISAFE, Inc.	71,558
1,666	Bank of the Ozarks, Inc.	68,189
8,849	Brookline Bancorp, Inc.	74,332
1,715	City Holding Co.	65,479
4,011	Colonial Properties Trust REIT	93,095
2,541	Community Bank System, Inc.	72,774
7,504	Cousins Properties, Inc. REIT	81,944
5,754	CVB Financial Corp.	62,546
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,501	EastGroup Properties, Inc. REIT	$94,668
3,024	Employers Holdings, Inc.	68,494
1,673	EPR Properties REIT	94,591
5,341	F.N.B. Corp.	60,834
4,123	First Financial Bancorp	63,370
1,554	First Financial Bankshares, Inc.	76,783
5,334	Franklin Street Properties Corp. REIT	81,450
3,115	Getty Realty Corp. REIT	66,692
4,039	Glacier Bancorp, Inc.	74,520
3,625	Government Properties Income Trust REIT	94,431
3,450	Healthcare Realty Trust, Inc. REIT	103,569
1,962	Home BancShares, Inc.	77,931
3,045	Horace Mann Educators Corp.	68,665
2,079	Independent Bank Corp.	64,532
1,092	Infinity Property & Casualty Corp.	61,960
8,269	Inland Real Estate Corp. REIT	93,605
4,480	Interactive Brokers Group, Inc., Class A	67,469
6,020	Lexington Realty Trust REIT	77,116
2,386	LTC Properties, Inc. REIT	110,949
5,579	Medical Properties Trust, Inc. REIT	89,766
1,556	Mid-America Apartment Communities, Inc. REIT	106,944
3,281	National Financial Partners Corp.(a)	83,141
6,503	National Penn Bancshares, Inc.	63,664
1,329	Navigators Group, Inc. (The)(a)	76,923
3,444	NBT Bancorp, Inc.	69,741
7,260	Northwest Bancshares, Inc.	88,935
5,531	Oritani Financial Corp.	85,565
1,779	Post Properties, Inc. REIT	87,936
1,898	ProAssurance Corp.	92,983

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2013
(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,866	Prospect Capital Corp.	$64,702
4,634	Provident Financial Services, Inc.	71,039
1,310	PS Business Parks, Inc. REIT	104,538
1,113	RLI Corp.	79,969
2,310	Sabra Health Care REIT, Inc.	68,884
1,674	Safety Insurance Group, Inc.	83,148
2,066	Saul Centers, Inc. REIT	92,557
3,787	Selective Insurance Group, Inc.	88,729
2,639	Simmons First National Corp., Class A	64,708
1,309	Sovran Self Storage, Inc. REIT	89,797
2,917	Tanger Factory Outlet Centers, Inc. REIT	108,279
1,862	Tompkins Financial Corp.	77,832
13,041	TrustCo Bank Corp. NY	69,900
1,456	UMB Financial Corp.	73,295
4,578	Umpqua Holdings Corp.	54,936
2,478	United Bankshares, Inc.	62,718
1,679	Universal Health Realty Income Trust REIT	90,213
4,304	Urstadt Biddle Properties, Inc., Class A REIT	95,850
3,507	ViewPoint Financial Group, Inc.	65,300
1,911	Wintrust Financial Corp.	68,528
		4,624,382
	Health Care—7.8%
1,953	AmSurg Corp.(a)	65,543
798	Chemed Corp.	65,133
2,254	CONMED Corp.	70,618
1,498	Cubist Pharmaceuticals, Inc.(a)	68,788
2,009	Ensign Group, Inc. (The)	70,054
2,457	Greatbatch, Inc.(a)	68,648
1,904	Haemonetics Corp.(a)	73,304
1,225	ICU Medical, Inc.(a)	73,806
4,487	Merit Medical Systems, Inc.(a)	43,389
497	MWI Veterinary Supply, Inc.(a)	58,502
1,071	West Pharmaceutical Services, Inc.	68,394
		726,179
	Industrials—9.2%
2,842	ABM Industries, Inc.	64,087
1,379	Applied Industrial Technologies, Inc.	58,263
1,715	Brady Corp., Class A	58,104
1,232	Cubic Corp.	52,939
1,848	Encore Wire Corp.	60,522
1,463	EnPro Industries, Inc.(a)	72,097
1,463	ESCO Technologies, Inc.	52,624
4,963	Heartland Express, Inc.	67,348
2,100	Insperity, Inc.	58,023
3,787	Knight Transportation, Inc.	59,153
958	Teledyne Technologies, Inc.(a)	71,908
1,295	Toro Co. (The)	58,288
763	UniFirst Corp.	69,471
1,841	United Stationers, Inc.	59,777
		862,604
Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—4.4%
2,310	Comtech Telecommunications Corp.	$56,849
2,121	Forrester Research, Inc.	76,038
2,240	j2 Global, Inc.	91,168
917	Littelfuse, Inc.	64,025
888	MAXIMUS, Inc.	70,765
1,603	SYNNEX Corp.(a)	55,464
		414,309
	Materials—2.4%
980	Kaiser Aluminum Corp.	61,740
3,678	P.H. Glatfelter Co.	88,272
1,792	Schweitzer-Mauduit International, Inc.	72,200
		222,212
	Utilities—16.6%
2,417	ALLETE, Inc.	124,113
1,590	American States Water Co.	88,213
4,046	Avista Corp.	113,490
1,637	CH Energy Group, Inc.	106,356
2,933	El Paso Electric Co.	109,870
2,582	Laclede Group, Inc. (The)	120,605
2,203	New Jersey Resources Corp.	103,982
2,178	Northwest Natural Gas Co.	96,856
2,809	NorthWestern Corp.	120,843
2,850	Piedmont Natural Gas Co., Inc.	98,126
1,806	South Jersey Industries, Inc.	111,430
2,376	Southwest Gas Corp.	120,392
2,848	UIL Holdings Corp.	118,591
2,340	UNS Energy Corp.	119,246
		1,552,113
	Total Common Stocks and Other Equity Interests (Cost $9,025,731)	9,332,467
	Money Market Fund—0.0%
366	Goldman Sachs Financial Square Prime Obligations—Institutional Share Class (Cost $366)	366
	Total Investments (Cost $9,026,097)—99.9%	9,332,833
	Other assets less liabilities—0.1%	8,582
	Net Assets—100.0%	$9,341,415

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

27

Statements of Assets and Liabilities

April 30, 2013
(Unaudited)

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
ASSETS:
Unaffiliated investments, at value	$263,819,810	$125,159,835	$5,461,065,683	$2,134,713	$143,208,353
Affiliated investments, at value	2,987,654	—	—	—	—
Total investments, at value	266,807,464	125,159,835	5,461,065,683	2,134,713	143,208,353
Foreign currency, at value	—	—	—	3,718	147,894
Cash segregated as collateral	—	—	—	—	—
Receivables:
Dividends and interest	81,869	159,935	5,524,466	2,399	245,808
Investments sold	—	—	—	—	520
Foreign tax reclaims	—	—	—	—	—
Shares sold	—	—	80,107,915	—	—
Total Assets	266,889,333	125,319,770	5,546,698,064	2,140,830	143,602,575
LIABILITIES:
Due to custodian	—	305,216	10,634,309	1,280	241,993
Payables:
Investments purchased	—	—	82,561,924	7	31,005
Collateral upon receipt of securities in-kind	—	—	—	—	—
Accrued unitary management fees	52,158	26,945	971,179	502	31,743
Total Liabilities	52,158	332,161	94,167,412	1,789	304,741
NET ASSETS	$266,837,175	$124,987,609	$5,452,530,652	$2,139,041	$143,297,834
NET ASSETS CONSIST OF:
Shares of beneficial interest	$257,550,615	$114,553,110	$4,828,214,881	$2,490,965	$135,329,822
Undistributed net investment income (loss)	146,660	(161,132)	(1,604,064)	1,322	815,970
Undistributed net realized gain (loss)	2,812,443	945,662	28,687,202	(96,222)	1,920,328
Net unrealized appreciation (depreciation)	6,327,457	9,649,969	597,232,633	(257,024)	5,231,714
Net Assets	$266,837,175	$124,987,609	$5,452,530,652	$2,139,041	$143,297,834
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,200,100	4,400,001	169,500,100	100,001	4,900,001
Net asset value	$23.82	$28.41	$32.17	$21.39	$29.24
Market price	$23.81	$28.42	$32.17	$21.52	$29.53
Unaffiliated investments, at cost	$257,975,067	$115,509,866	$4,863,833,050	$2,391,773	$137,977,654
Affiliated investments, at cost	$2,504,940	$—	$—	$—	$—
Total investments, at cost	$260,480,007	$115,509,866	$4,863,833,050	$2,391,773	$137,977,654
Foreign currencies, at cost	$—	$—	$—	$3,685	$146,202

See Notes to Financial Statements.

28

	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
ASSETS:
Unaffiliated investments, at value	$2,465,678	$91,625,045	$6,821,457	$9,332,833
Affiliated investments, at value	—	—	—	—
Total investments, at value	2,465,678	91,625,045	6,821,457	9,332,833
Foreign currency, at value	318	24,885	—	—
Cash segregated as collateral	—	4,374,643	—	—
Receivables:
Dividends and interest	10,307	271,020	6,448	10,231
Investments sold	—	369,495	—	—
Foreign tax reclaims	1,610	21,970	—	—
Shares sold	—	6,990,009	—	—
Total Assets	2,477,913	103,677,067	6,827,905	9,343,064
LIABILITIES:
Due to custodian	7,066	113,587	45	—
Payables:
Investments purchased	9	7,370,790	—	—
Collateral upon receipt of securities in-kind	—	4,374,643	—	—
Accrued unitary management fees	742	11,905	904	1,649
Total Liabilities	7,817	11,870,925	949	1,649
NET ASSETS	$2,470,096	$91,806,142	$6,826,956	$9,341,415
NET ASSETS CONSIST OF:
Shares of beneficial interest	$3,082,202	$84,837,009	$6,494,312	$9,011,893
Undistributed net investment income (loss)	36,137	311,749	12,267	21,781
Undistributed net realized gain (loss)	(353,581)	1,126,331	—	1,005
Net unrealized appreciation (depreciation)	(294,662)	5,531,053	320,377	306,736
Net Assets	$2,470,096	$91,806,142	$6,826,956	$9,341,415
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	2,900,001	250,001	350,001
Net asset value	$24.70	$31.66	$27.31	$26.69
Market price	$24.64	$31.79	$27.28	$26.68
Unaffiliated investments, at cost	$2,760,509	$86,092,812	$6,501,080	$9,026,097
Affiliated investments, at cost	$—	$—	$—	$—
Total investments, at cost	$2,760,509	$86,092,812	$6,501,080	$9,026,097
Foreign currencies, at cost	$310	$24,850	$—	$—
29

Statements of Operations

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
	Six Months Ended April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$1,065,904	$1,036,178	$59,192,186	$14,545	$1,403,546
Affiliated dividend income	25,567	—	—	—	—
Foreign withholding tax	(2,777)	—	—	(1,786)	(140,087)
Total Income	1,088,694	1,036,178	59,192,186	12,759	1,263,459
EXPENSES:
Unitary management fees	234,991	81,143	4,401,918	5,060	214,499
Unitary management fees waiver	—	—	—	(1,799)	(76,266)
Net Expenses	234,991	81,143	4,401,918	3,261	138,233
Net Investment Income	853,703	955,035	54,790,268	9,498	1,125,226
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	(3,764,730)	126,968	(22,206,185)	11,356	286,289
In-kind redemptions	9,675,654	818,694	60,704,598	—	1,840,300
Foreign currency	—	—	—	(1,462)	(181,811)
Net realized gain (loss)	5,910,924	945,662	38,498,413	9,894	1,944,778
Change in net unrealized appreciation (depreciation) on:
Investment securities	13,579,268	9,694,858	505,029,522	(35,858)	5,041,116
Foreign currencies	—	—	—	(980)	1,024
Net change in unrealized appreciation (depreciation)	13,579,268	9,694,858	505,029,522	(36,838)	5,042,140
Net realized and unrealized gain (loss)	19,490,192	10,640,520	543,527,935	(26,944)	6,986,918
Net increase (decrease) in net assets resulting from operations	$20,343,895	$11,595,555	$598,318,203	$(17,446)	$8,112,144

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

30

	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
	Six Months Ended April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	For the Period February 12, 2013(a) to April 30, 2013 (Unaudited)	For the Period February 12, 2013(a) to April 30, 2013 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$58,548	$751,282	$20,604	$33,312
Affiliated dividend income	—	—	—	—
Foreign withholding tax	(8,014)	(65,995)	—	—
Total Income	50,534	685,287	20,604	33,312
EXPENSES:
Unitary management fees	7,386	57,379	1,693	2,877
Unitary management fees waiver	(2,110)	(16,394)	—	—
Net Expenses	5,276	40,985	1,693	2,877
Net Investment Income	45,258	644,302	18,911	30,435
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	15,255	258,615	—	1,005
In-kind redemptions	(233,483)	930,427	—	—
Foreign currency	(813)	(21,507)	—	—
Net realized gain (loss)	(219,041)	1,167,535	—	1,005
Change in net unrealized appreciation (depreciation) on:
Investment securities	(171,639)	5,085,300	320,377	306,736
Foreign currencies	165	221	—	—
Net change in unrealized appreciation (depreciation)	(171,474)	5,085,521	320,377	306,736
Net realized and unrealized gain (loss)	(390,515)	6,253,056	320,377	307,741
Net increase (decrease) in net assets resulting from operations	$(345,257)	$6,897,358	$339,288	$338,176

31

Statements of Changes in Net Assets

	PowerShares S&P 500® High Beta Portfolio (SPHB)		PowerShares S&P 500® High Dividend Portfolio (SPHD)		PowerShares S&P 500® Low Volatility Portfolio (SPLV)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period October 12, 2012(a) to October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
OPERATIONS:
Net investment income	$853,703	$545,489	$955,035	$6,578	$54,790,268	$48,329,486
Net realized gain (loss)	5,910,924	1,226,563	945,662	—	38,498,413	92,296,355
Net change in unrealized appreciation (depreciation)	13,579,268	(5,849,508)	9,694,858	(44,889)	505,029,522	71,953,517
Net increase (decrease) in net assets resulting from operations	20,343,895	(4,077,456)	11,595,555	(38,311)	598,318,203	212,579,358
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(848,672)	(408,266)	(1,122,745)	—	(56,526,570)	(48,197,248)
Total distributions to shareholders	(848,672)	(408,266)	(1,122,745)	—	(56,526,570)	(48,197,248)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	229,685,939	178,041,023	129,640,674	7,546,688	2,702,368,242	3,213,044,302
Value of shares repurchased	(90,551,660)	(77,087,393)	(22,634,252)	—	(540,744,382)	(1,200,944,271)
Transaction fee	—	—	—	—	—	—
Net increase in net assets resulting from shares transactions	139,134,279	100,953,630	107,006,422	7,546,688	2,161,623,860	2,012,100,031
Increase (Decrease) in Net Assets	158,629,502	96,467,908	117,479,232	7,508,377	2,703,415,493	2,176,482,141
NET ASSETS:
Beginning of period	108,207,673	11,739,765	7,508,377	—	2,749,115,159	572,633,018
End of period	$266,837,175	$108,207,673	$124,987,609	$7,508,377	$5,452,530,652	$2,749,115,159
Undistributed net investment income (loss) at end of period	$146,660	$141,629	$(161,132)	$6,578	$(1,604,064)	$132,238
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,800,000	8,500,000	5,000,000	300,001	90,100,000	120,300,000
Shares repurchased	(3,900,000)	(3,800,000)	(900,000)	—	(18,550,000)	(45,250,000)
Shares outstanding, beginning of period	5,300,100	600,100	300,001	—	97,950,100	22,900,100
Shares outstanding, end of period	11,200,100	5,300,100	4,400,001	300,001	169,500,100	97,950,100

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

32

	PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)		PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)		PowerShares S&P International Developed High Beta Portfolio (IDHB)
	Six Months Ended April 30, 2013 (Unaudited)	For the Period February 22, 2012(a) to October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period January 11, 2012(a) to October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	For the Period February 22, 2012(a) to October 31, 2012
OPERATIONS:
Net investment income	$9,498	$29,105	$1,125,226	$177,874	$45,258	$53,536
Net realized gain (loss)	9,894	(104,409)	1,944,778	71,169	(219,041)	(133,499)
Net change in unrealized appreciation (depreciation)	(36,838)	(220,186)	5,042,140	189,574	(171,474)	(123,188)
Net increase (decrease) in net assets resulting from operations	(17,446)	(295,490)	8,112,144	438,617	(345,257)	(203,151)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,452)	(14,848)	(386,995)	(62,547)	(26,362)	(28,851)
Total distributions to shareholders	(17,452)	(14,848)	(386,995)	(62,547)	(26,362)	(28,851)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	4,942,304	133,338,490	18,587,291	5,223,290	5,024,939
Value of shares repurchased	—	(2,458,027)	(11,427,110)	(5,403,343)	(4,641,619)	(2,532,893)
Transaction fee	—	—	86,411	14,876	—	—
Net increase in net assets resulting from shares transactions	—	2,484,277	121,997,791	13,198,824	581,671	2,492,046
Increase (Decrease) in Net Assets	(34,898)	2,173,939	129,722,940	13,574,894	210,052	2,260,044
NET ASSETS:
Beginning of period	2,173,939	—	13,574,894	—	2,260,044	—
End of period	$2,139,041	$2,173,939	$143,297,834	$13,574,894	$2,470,096	$2,260,044
Undistributed net investment income (loss) at end of period	$1,322	$9,276	$815,970	$77,739	$36,137	$17,241
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	200,001	4,800,000	700,001	200,000	200,001
Shares repurchased	—	(100,000)	(400,000)	(200,000)	(200,000)	(100,000)
Shares outstanding, beginning of period	100,001	—	500,001	—	100,001	—
Shares outstanding, end of period	100,001	100,001	4,900,001	500,001	100,001	100,001

33

Statements of Changes in Net Assets (Continued)

	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)		PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
	Six Months Ended April 30, 2013 (Unaudited)	For the Period January 11, 2012(a) to October 31, 2012	For the Period February 12, 2013(a) to April 30, 2013 (Unaudited)	For the Period February 12, 2013(a) to April 30, 2013 (Unaudited)
OPERATIONS:
Net investment income	$644,302	$196,446	$18,911	$30,435
Net realized gain (loss)	1,167,535	87,528	—	1,005
Net change in unrealized appreciation (depreciation)	5,085,521	445,532	320,377	306,736
Net increase (decrease) in net assets resulting from operations	6,897,358	729,506	339,288	338,176
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(435,008)	(99,128)	(6,644)	(8,654)
Total distributions to shareholders	(435,008)	(99,128)	(6,644)	(8,654)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	71,803,386	24,370,175	6,494,312	9,011,893
Value of shares repurchased	(6,012,192)	(5,447,955)	—	—
Transaction fee	—	—	—	—
Net increase in net assets resulting from shares transactions	65,791,194	18,922,220	6,494,312	9,011,893
Increase (Decrease) in Net Assets	72,253,544	19,552,598	6,826,956	9,341,415
NET ASSETS:
Beginning of period	19,552,598	—	—	—
End of period	$91,806,142	$19,552,598	$6,826,956	$9,341,415
Undistributed net investment income (loss) at end of period	$311,749	$102,455	$12,267	$21,781
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,400,000	900,001	250,001	350,001
Shares repurchased	(200,000)	(200,000)	—	—
Shares outstanding, beginning of period	700,001	—	—	—
Shares outstanding, end of period	2,900,001	700,001	250,001	350,001

(a)  Commencement of Investment Operations.

See Notes to Financial Statements.

34

Financial Highlights

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period May 2, 2011(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.42		$19.56	$25.00
Net investment income(b)	0.10		0.19	0.07
Net realized and unrealized gain (loss) on investments	3.42		0.81 (c)	(5.42)
Total from investment operations	3.52		1.00	(5.35)
Distributions to shareholders from:
Net investment income	(0.12)		(0.14)	(0.09)
Net asset value at end of period	$23.82		$20.42	$19.56
Market price at end of period(d)	$23.81		$20.41	$19.58
NET ASSET VALUE, TOTAL RETURN(e)	17.29%		5.17%	(21.41	)%(f)
MARKET PRICE TOTAL RETURN(e)	17.30%		5.01%	(21.33	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$266,837		$108,208	$11,740
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25	%(g)
Net investment income	0.91	%(g)	0.93%	0.75	%(g)
Portfolio turnover rate(h)	34%		31%	16%

PowerShares S&P 500® High Dividend Portfolio (SPHD)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period October 12, 2012(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03		$25.00
Net investment income(b)	0.46		0.04
Net realized and unrealized gain (loss) on investments	3.49		(0.01)
Total from investment operations	3.95		0.03
Distributions to shareholders from:
Net investment income	(0.57)		—
Net asset value at end of period	$28.41		$25.03
Market price at end of period(d)	$28.42		$25.04
NET ASSET VALUE, TOTAL RETURN(e)	16.10%		0.12	%(i)
MARKET PRICE TOTAL RETURN(e)	16.09%		0.16	%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$124,988		$7,508
Ratio to average net assets of:
Expenses	0.30	%(g)	0.30	%(g)
Net investment income	3.53	%(g)	5.03	%(g)
Portfolio turnover rate(h)	24%		—%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  Due to timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)  The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was (18.78)%. The market price total return from Fund Inception to October 31, 2011 was (18.66)%.

(g)  Annualized.

(h)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(i)  The net asset value total return from Fund Inception (October 18, 2012, the first day of trading on the Exchange) to October 31, 2012 was (2.34)%. The market price total return from Fund Inception to October 31, 2012 was (2.34)%.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	For the Period May 2, 2011(a) through October 31, 2011
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.07		$25.01	$25.00
Net investment income(b)	0.45		0.80	0.33
Net realized and unrealized gain on investments	4.11		3.07	0.07
Total from investment operations	4.56		3.87	0.40
Distributions to shareholders from:
Net investment income	(0.46)		(0.81)	(0.32)
Return of capital	—		—	(0.07)
Total distribution	(0.46)		(0.81)	(0.39)
Net asset value at end of period	$32.17		$28.07	$25.01
Market price at end of period(c)	$32.17		$28.08	$25.04
NET ASSET VALUE, TOTAL RETURN(d)	16.45%		15.70%	1.66	%(e)
MARKET PRICE TOTAL RETURN(d)	16.41%		15.60%	1.78	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,452,531		$2,749,115	$572,633
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25	%(f)
Net investment income	3.11	%(f)	2.95%	2.83	%(f)
Portfolio turnover rate(g)	26%		17%	12%

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period February 22, 2012(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.74		$25.00
Net investment income(b)	0.09		0.29
Net realized and unrealized gain (loss) on investments	(0.27)		(3.40)
Total from investment operations	(0.18)		(3.11)
Distributions to shareholders from:
Net investment income	(0.17)		(0.15)
Net asset value at end of period	$21.39		$21.74
Market price at end of period(c)	$21.52		$21.78
NET ASSET VALUE, TOTAL RETURN(d)	(0.87)%		(12.44	)%(h)
MARKET PRICE TOTAL RETURN(d)	(0.45)%		(12.27	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,139		$2,174
Ratio to average net assets of:
Expenses, after waivers	0.29	%(f)	0.29	%(f)
Expenses, prior to waiver	0.45	%(f)	0.45	%(f)
Net investment income	0.84	%(f)	1.97	%(f)
Portfolio turnover rate(g)	41%		47%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was 2.52%. The market price total return from Fund Inception to October 31, 2011 was 2.65%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to October 31, 2012 was (12.47)%. The market price total return from Fund Inception to October 31, 2012 was (13.04)%.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period January 11, 2012(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.15		$25.00
Net investment income(b)	0.33		0.65
Net realized and unrealized gain on investments	1.85		1.64
Total from investment operations	2.18		2.29
Distributions to shareholders from:
Net investment income	(0.12)		(0.19)
Transaction fees(b)	0.03		0.05
Net asset value at end of period	$29.24		$27.15
Market price at end of period(c)	$29.53		$27.03
NET ASSET VALUE, TOTAL RETURN(d)	8.14%		9.37	%(e)
MARKET PRICE TOTAL RETURN(d)	9.70%		8.88	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$143,298		$13,575
Ratio to average net assets of:
Expenses, after waivers	0.29	%(f)	0.29	%(f)
Expenses, prior to waiver	0.45	%(f)	0.45	%(f)
Net investment income	2.36	%(f)	3.09	%(f)
Portfolio turnover rate(g)	57%		50%

PowerShares S&P International Developed High Beta Portfolio (IDHB)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period February 22, 2012(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.60		$25.00
Net investment income(b)	0.26		0.54
Net realized and unrealized gain (loss) on investments	2.08		(2.65)
Total from investment operations	2.34		(2.11)
Distributions to shareholders from:
Net investment income	(0.24)		(0.29)
Net asset value at end of period	$24.70		$22.60
Market price at end of period(c)	$24.64		$22.73
NET ASSET VALUE, TOTAL RETURN(d)	10.39%		(8.30	)%(h)
MARKET PRICE TOTAL RETURN(d)	9.47%		(7.78	)%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,470		$2,260
Ratio to average net assets of:
Expenses, after waivers	0.25	%(f)	0.25	%(f)
Expenses, prior to waiver	0.35	%(f)	0.35	%(f)
Net investment income	2.14	%(f)	3.60	%(f)
Portfolio turnover rate(g)	24%		35%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to October 31, 2012 was 11.19%. The market price total return from Fund Inception to October 31, 2012 was 9.85%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to October 31, 2012 was (9.43)%. The market price total return from Fund Inception to October 31, 2012 was (9.59)%.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	Six Months Ended April 30, 2013 (Unaudited)		For the Period January 11, 2012(a) through October 31, 2012
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.93		$25.00
Net investment income(b)	0.56		0.73
Net realized and unrealized gain on investments	3.62		2.55
Total from investment operations	4.18		3.28
Distributions to shareholders from:
Net investment income	(0.45)		(0.35)
Net asset value at end of period	$31.66		$27.93
Market price at end of period(c)	$31.79		$27.88
NET ASSET VALUE, TOTAL RETURN(d)	15.15%		13.22	%(e)
MARKET PRICE TOTAL RETURN(d)	15.82%		13.01	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$91,806		$19,553
Ratio to average net assets of:
Expenses, after waivers	0.25	%(f)	0.25	%(f)
Expenses, prior to waiver	0.35	%(f)	0.35	%(f)
Net investment income	3.93	%(f)	3.40	%(f)
Portfolio turnover rate(g)	30%		41%

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

	For the Period February 12, 2013(a) through April 30, 2013 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.12
Net investment income(b)	0.15
Net realized and unrealized gain on investments	2.11
Total from investment operations	2.26
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value at end of period	$27.31
Market price at end of period(c)	$27.28
NET ASSET VALUE, TOTAL RETURN(d)	9.00	%(h)
MARKET PRICE TOTAL RETURN(d)	8.88	%(h)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,827
Ratio to average net assets of:
Expenses	0.25	%(f)
Net investment income	2.74	%(f)
Portfolio turnover rate(g)	—%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to October 31, 2012 was 14.23%. The market price total return from Fund Inception to October 31, 2012 was 13.51%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the Exchange) to April 30, 2013 was 8.61%. The market price total return from Fund Inception to April 30, 2013 was 8.49%.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

	For the Period February 12, 2013(a) through April 30, 2013 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.10
Net investment income(b)	0.14
Net realized and unrealized gain on investments	1.49
Total from investment operations	1.63
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value at end of period	$26.69
Market price at end of period(c)	$26.68
NET ASSET VALUE, TOTAL RETURN(d)	6.51	%(e)
MARKET PRICE TOTAL RETURN(d)	6.47	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,341
Ratio to average net assets of:
Expenses	0.25	%(f)
Net investment income	2.61	%(f)
Portfolio turnover rate(g)	1%

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask prices.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the Exchange) to April 30, 2013 was 5.92%. The market price total return from Fund Inception to April 30, 2013 was 5.75%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2013, the Trust offered fifty-four portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P 500® High Beta Portfolio (SPHB)	"S&P 500® High Beta Portfolio"
PowerShares S&P 500® High Dividend Portfolio (SPHD)	"S&P 500® High Dividend Portfolio"
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	"S&P 500® Low Volatility Portfolio"
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	"S&P Emerging Markets High Beta Portfolio"
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	"S&P Emerging Markets Low Volatility Portfolio"
PowerShares S&P International Developed High Beta Portfolio (IDHB)	"S&P International Developed High Beta Portfolio"
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	"S&P International Developed Low Volatility Portfolio"
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	"S&P MidCap Low Volatility Portfolio"
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	"S&P SmallCap Low Volatility Portfolio"

Each portfolio (each, a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in each Fund's relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an "Underlying Index"):

Fund	Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index
S&P 500® High Dividend Portfolio	S&P 500 Low Volatility High Dividend Index
S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index
S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta Index
S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility Index

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Fund	Index
S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta Index
S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility
S&P MidCap Low Volatility Portfolio	S&P MidCap 400 Low Volatility Index
S&P SmallCap Low Volatility Portfolio	S&P SmallCap 600 Low Volatility Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in a Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund's Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund's NAV.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Non-Correlation Risk. A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. Investment in the securities of non-U.S issuers involve risk beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investment in foreign securities and may negatively impact the Fund's returns.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conversions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

F. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio each declares and pays dividends monthly. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average of Daily Net Assets
S&P 500® High Beta Portfolio	0.25%
S&P 500® High Dividend Portfolio	0.30%
S&P 500® Low Volatility Portfolio	0.25%
S&P Emerging Markets High Beta Portfolio	0.45%*
S&P Emerging Markets Low Volatility Portfolio	0.45%*
S&P International Developed High Beta Portfolio	0.35%**
S&P International Developed Low Volatility Portfolio	0.35%**
S&P MidCap Low Volatility Portfolio	0.25%
S&P SmallCap Low Volatility Portfolio	0.25%

*  The Adviser has agreed to waive a portion of its unitary management fee until February 28, 2015. After giving effect to such waiver, the Fund's net unitary management fee is 0.29% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after February 28, 2015.

**  The Adviser has agreed to waive a portion of its unitary management fee until February 28, 2015. After giving effect to such waiver, the Fund's net unitary management fee is 0.25% of its average daily net assets. The fee waiver may be modified or terminated by the Adviser at its discretion after February 28, 2015.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor's Financial Services LLC (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust's sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The S&P 500® High Beta Portfolio's Adviser is a subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund's transactions in, and earnings from, the investment in Invesco Ltd. for the period ended April 30, 2013

	Value October 31, 2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2013	Dividend Income
Invesco Ltd.	$1,268,458	$2,275,617	$(1,081,664)	$510,103	$15,140	$2,987,654	$25,567

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P International Developed High Beta Portfolio Equity Securities	$2,465,678	$—	$0	$2,465,678

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had a short-term and a long-term capital loss carryforward as of October 31, 2012, which is not subject to expiration:

	Capital Loss Carryforward
	Short-Term	Long-Term	Total*
S&P 500® High Beta Portfolio	$2,438,178	$28,052	$2,466,230
S&P 500® High Dividend Portfolio	—	—	—
S&P 500® Low Volatility Portfolio	5,859,469	—	5,859,469
S&P Emerging Markets High Beta Portfolio	99,549	—	99,549
S&P Emerging Markets Low Volatility Portfolio	9,943	—	9,943
S&P International Developed High Beta Portfolio	131,823	—	131,823
S&P International Developed Low Volatility Portfolio	31,204	—	31,204

*  Capital loss carryforwad as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the period ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P 500® High Beta Portfolio	$68,005,166	$67,395,614
S&P 500® High Dividend Portfolio	13,490,408	13,272,249
S&P 500® Low Volatility Portfolio	951,621,103	949,685,564
S&P Emerging Markets High Beta Portfolio	918,026	929,359
S&P Emerging Markets Low Volatility Portfolio	136,171,726	54,464,956
S&P International Developed High Beta Portfolio	1,112,671	1,096,890
S&P International Developed Low Volatility Portfolio	12,845,607	11,192,244
S&P MidCap Low Volatility Portfolio	10,231	—
S&P SmallCap Low Volatility Portfolio	62,981	42,154

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

For the period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
S&P 500® High Beta Portfolio	$229,496,137	$90,917,194
S&P 500® High Dividend Portfolio	129,237,756	22,611,883
S&P 500® Low Volatility Portfolio	2,702,041,587	542,517,771
S&P Emerging Markets High Beta Portfolio	—	—
S&P Emerging Markets Low Volatility Portfolio	52,256,027	11,490,464
S&P International Developed High Beta Portfolio	5,213,318	4,629,356
S&P International Developed Low Volatility Portfolio	70,835,763	6,676,436
S&P MidCap Low Volatility Portfolio	6,490,854	—
S&P SmallCap Low Volatility Portfolio	9,003,899	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P 500® High Beta Portfolio	$261,112,258	$5,695,206	$17,267,179	$(11,571,973)
S&P 500® High Dividend Portfolio	115,509,866	9,649,969	9,848,459	(198,490)
S&P 500® Low Volatility Portfolio	4,867,784,792	593,280,891	599,052,817	(5,771,926)
S&P Emerging Markets High Beta Portfolio	2,398,340	(263,627)	108,421	(372,048)
S&P Emerging Markets Low Volatility Portfolio	137,992,161	5,216,192	7,736,769	(2,520,577)
S&P International Developed High Beta Portfolio	2,763,226	(297,548)	44,632	(342,180)
S&P International Developed Low Volatility Portfolio	86,102,812	5,522,233	5,707,720	(185,487)
S&P MidCap Low Volatility Portfolio	6,501,080	320,377	330,842	(10,465)
S&P SmallCap Low Volatility Portfolio	9,026,097	306,736	399,771	(93,035)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an "interested person" (the "Non-Independent Trustee") of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2013
(Unaudited)

would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 Shares (100,000 Shares for S&P Emerging Markets High Beta Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio and S&P International Developed Low Volatility Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Each Fund may issue Shares in advance of receipt of a basket of securities ("Deposit Securities") subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund's Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in a Fund's Shares are disclosed in detail on the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

On June 20, 2013, shareholders of PowerShares Exchange-Traded Fund Trust II approved the election of Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Yung Bong Lim, Philip M. Nussbaum, Gary R. Wicker, Donald H. Wilson and Kevin M. Carome to the Board of Trustees of the Trust.

49

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 56 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio*

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio**

PowerShares S&P MidCap Low Volatility Portfolio**

PowerShares S&P SmallCap Low Volatility Portfolio**

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

  *  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on September 13, 2012.

  **  The Trustees previously approved the initial Investment Advisory Agreement for the Fund at a meeting held on April 19, 2012.

50

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Also at the April 18, 2013 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Fundamental Emerging Markets Local Debt Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 18, 2013) and the performance of their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2012, as applicable, including reports for each of the last three calendar years on the correlation and tracking error between each Fund's performance and the performance of its underlying index, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's level of correlation to its underlying index, including the Adviser's representation that a primary cause is the abnormally low yield environment and its expectation that, over time, the Fund's correlation will return to be within the targeted range set forth in the Trust's registration statement. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust's registration statement, other than the one-year period ended December 31, 2011 for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio. The Trustees noted the Adviser's representation that PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio's tracking error had returned to normal levels and concluded that each Fund's correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund's particular circumstances.

51

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit) and extraordinary expenses.

•  0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

•  0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

•  0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

•  0.29%: PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

•  0.30%: PowerShares S&P 500® High Dividend Portfolio

•  0.35%: PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

•  0.40%: PowerShares KBW International Financial Portfolio

•  0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High

52

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Quality Portfolio (the Trustees noted that the advisory fee for each of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares S&P International Developed High Quality Portfolio was reduced to 0.45% effective December 18, 2012***)

•  0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio (the Trustees noted that the advisory fee for each such Fund was reduced to 0.49% effective December 18, 2012***)

•  0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio

•  0.60%: PowerShares DWA SmallCap Technical LeadersTM Portfolio

•  0.65%: PowerShares Senior Loan Portfolio

•  0.70%: PowerShares MENA Frontier Countries Portfolio

•  0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

•  0.80%: PowerShares DWA Developed Markets Technical Leaders Portfolio

•  0.90%: PowerShares DWA Emerging Markets Technical Leaders Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than ETFs overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser's explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund's advisory fee was:

•  equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California

  ***  In approving the advisory fee reduction for the Funds at the December 18, 2012 meeting, the Trustees considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided in connection with the amendment to the Investment Advisory Agreement.

53

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares S&P 500® High Momentum Portfolio which were higher than the median net expense ratio of its ETF peer funds; and there was no comparable data for PowerShares Senior Loan Portfolio); and

•  equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares DWA SmallCap Technical LeadersTM Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares MENA Frontier Countries Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW International Financial Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds (except for the advisory fee of PowerShares CEF Income Composite Portfolio, which was higher than the median net expense ratio of its open-end actively managed peer funds).

The Trustees reviewed the additional information the Adviser provided regarding PowerShares CEF Income Composite Portfolio's advisory fees. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2015, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund's advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

54

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 18, 2013. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board

55

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board's analysis.

56

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the Commission's website at www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund's shares was greater than the Fund's net asset value, and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund's website at www.invescopowershares.com.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC  P-PS-SAR-12

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2013

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 2, 2013